PROSPECTUS

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JUNE 27, 2002

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FUTURITY SELECT SEVEN

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following mutual funds or series thereof (the "Funds"):

You can allocate your money among Sub-Accounts investing in the following Funds:
AIM Variable Insurance Funds	MFS/Sun Life Massachusetts Investors Growth Stock
AIM V.I. Capital Appreciation Fund Series 2	- S Class
AIM V.I. Growth Fund Series 2	MFS/Sun Life Massachusetts Investors Trust - S Class
AIM V.I. Core Equity Fund Series 2	MFS/Sun Life New Discovery - S Class
AIM V.I. International Growth Fund Series 2	MFS/Sun Life Total Return - S Class
AIM V.I. Premier Equity Fund Series 2	MFS/Sun Life Utilities - S Class
Alliance Variable Products Series Fund, Inc.	Rydex Variable Trust
Alliance VP Premier Growth Fund	Rydex VT Nova Fund
Alliance VP Technology Fund	Rydex VT OTC Fund
Alliance VP Growth and Income Fund	Sun Capital Advisers Trust
Alliance VP Worldwide Privatization Fund	SCSM Alger Growth Fund
Alliance VP Quasar Fund	SCSM Alger Income & Growth Fund
Goldman Sachs Variable Insurance Trust	SCSM Alger Small Capitalization Fund
VIT CORESM U.S. Equity Fund	SCSM Davis Financial Fund
VIT Capital Growth Fund	SCSM Davis Venture Value Fund
INVESCO Variable Investment Funds, Inc.	SCSM INVESCO Energy Fund
INVESCO VIF Dynamics Fund	SCSM INVESCO Health Sciences Fund
INVESCO VIF Small Company Growth	SCSM INVESCO Technology Fund
Fund	SCSM INVESCO Telecommunications Fund
Lord Abbett Series Fund, Inc.	SCSM Neuberger Berman Mid Cap Growth Fund
Lord Abbett Series Fund Mid Cap Value	SCSM Neuberger Berman Mid Cap Value Fund
Lord Abbett Series Fund Growth and Income	SCSM Value Equity Fund
Lord Abbett Series Fund International	SCSM Value Managed Fund
Fidelity Variable Insurance Products Funds	SCSM Value Mid Cap Fund
Fidelity VIP Contrafund(R) Portfolio	SCSM Value Small Cap Fund
Fidelity VIP Growth Portfolio	SCSM Blue Chip Mid Cap Fund
Fidelity VIP Overseas Portfolio	SCSM Investors Foundation Fund
MFS/Sun Life Series Trust	SCSM Select Equity Fund
MFS/Sun Life Capital Appreciation - S Class	Sun CapitalSM All Cap Fund
MFS/Sun Life Emerging Growth - S Class	Sun Capital Investment Grade Bond Fund(R)
MFS/Sun Life Government Securities -	Sun Capital Money Market Fund(R)
S Class	Sun Capital Real Estate Fund(R)
MFS/Sun Life High Yield - S Class

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

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We have filed a Statement of Additional Information dated June 27, 2002 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 56 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (888) 786-2435. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

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The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:
Sun Life Assurance Company of Canada (U.S.)
c/o Retirement Products and Services
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

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SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Futurity Select Seven Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. The Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments of at least $1,000 at any time during the Accumulation Phase. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate series of shares of such a mutual fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Expense Summary

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Account Anniversary, we deduct a $50 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.

We deduct a mortality and expense risk charge of 1.05% of the average daily value of the Contract invested in the Variable Account, if you are under 76 years of age on the Open Date, or 1.25% if you were 76 years or older on the Open Date. We also deduct an administrative charge of 0.15% of the average daily value and a distribution fee of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% in the first Account Year after deposit and declines to 0% after seven complete years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from 0.20% to 0.40% of the average daily value of your Contract depending upon which optional death benefit rider you elected.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, which range from 0.65% to 1.45% of the average daily net assets of the Fund, depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of a several Annuity Options. Subject to the Maximum Annuity Commencement Date, you can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. You decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Open Date and whether you choose the basic death benefit or, for a fee, an optional death benefit rider. If you are 85 or younger on your Open Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Open Date, the basic death benefit is equal to the Surrender Value. Subject to availability in your state, you may enhance the basic death benefit by electing one of the optional death benefit riders. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Open Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. For the first Account Year, this "free withdrawal amount" equals 15% of the amount of all Purchase Payments you have made. For all other Account Years, the "free withdrawal amount" is equal to the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) 15% of all Purchase Payments made within the past seven Account Year or (2) all earnings minus any free withdrawals taken during the life of the Contract. All other Purchase Payments will be subject to a withdrawal charge. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Assurance Company of Canada (U.S.)

          c/o Retirement Products and Services

          P. O. Box 9133

          Wellesley Hills, Massachusetts 02481

          Toll Free (888) 786-2435

EXPENSE SUMMARY

The purpose of the following table is to help you understand the costs and expenses that you will bear directly and indirectly under a Contract when you allocate money to the Variable Account. The table reflects expenses of the Variable Account as well as of each Fund. The table should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, we may deduct premium taxes, where required by state law.

SUMMARY OF CONTRACT EXPENSES

Transaction Expenses
Sales Load Imposed on Purchase Payments	$ 0

Deferred Sales Load (as a percentage of Purchase Payments withdrawn) (1)

  Number of complete Account Years Since

  Purchase Payment has been in the Account

0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

Transfer Fee (2)	$ 15
Annual Account Fee per Contract or Certificate (3)	$ 50

Variable Account Annual Expenses (as a percentage of average Variable Account assets)
If you are age 75 or younger on the Open Date (4):	If you are age 76 or older on the Open Date (4):
Mortality and Expense Risks Charge........1.05%	Mortality and Expense Risks Charge........1.25%
Administrative Expenses Charge..............0.15%	Administrative Expenses Charge..............0.15%
Distribution Fee.........................................0.15%	Distribution Fee.........................................0.15%
Total Variable Annuity Annual Expenses.......1.35%	Total Variable Annuity Annual Expenses.......1.55%
Maximum Total Variable Annuity Annual	Maximum Total Variable Annuity Annual
Expenses* (if optional death benefit	Expenses* (if optional death benefit
rider selected)............................................1.75%	rider selected)............................................1.95%

*Optional Death Benefit Charge if one of the optional death benefits is elected (applies only during the Accumulation Phase):

Riders Elected (5)	% of Average Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

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(1)

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge.

(2)

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. In addition, a Market Value Adjustment may be imposed on amounts transferred from or within the Fixed Account.

(3)	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Account Anniversary.
(4)

After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and distribution fee will never be greater than 1.60% of average Variable Account assets, regardless of your age on the Open Date.

(5)	The optional death benefit riders are defined under "Death Benefit."

UNDERLYING FUND ANNUAL EXPENSES1

(numbers in brackets represent expenses before fee waivers or expense reimbursements)2

(as a percentage of Fund net assets)
	Management	Other Fund	12b-1 or	Total Annual
Fund	Fees	Expenses	Service Fees	Fund Expenses

AIM V.I. Capital Appreciation Fund Series 2	0.61%	0.24%	0.25%	1.10%
AIM V.I. Growth Fund Series 2	0.62%	0.26%	0.25%	1.13%
AIM V.I. Core Equity Fund Series 2 (3)	0.61%	0.21%	0.25%	1.07%
AIM V.I. International Growth Fund Series 2 (3)	0.73%	0.32%	0.25%	1.30%
AIM V.I. Premier Equity Fund Series 2 (3)	0.60%	0.25%	0.25%	1.10%
Alliance VP Premier Growth Fund (4)	1.00%	0.04%	0.25%	1.29%
Alliance VP Technology Fund (4)	1.00%	0.08%	0.25%	1.33%
Alliance VP Growth and Income Fund (4)	0.63%	0.04%	0.25%	0.92%
Alliance VP Worldwide Privatization Fund (4)	0.46%	0.49%	0.25%	1.20% [1.93%]
Alliance VP Quasar Fund (4)	0.82%	0.13%	0.25%	1.20% [1.43%]
Goldman Sachs VIT CORESM U.S. Equity Fund (5)	0.70%	0.11%		0.81% [0.82%]
Goldman Sachs VIT Capital Growth Fund (5)	0.75%	0.25%		1.00% [1.69%]
INVESCO VIF Dynamics Fund (6)	0.75%	0.33%		1.08%
INVESCO VIF Small Company Growth Fund (6)	0.75%	0.50%		1.25% [1.29%]
Lord Abbett Series Fund Mid Cap Value (7)	0.75%	0.10%	0.25%	1.10% [1.20%]
Lord Abbett Series Fund Growth and Income (7)	0.50%	0.22%	0.25%	0.97%
Lord Abbett Series Fund International (7)	1.00%	0.10%	0.25%	1.35% [6.15%]
Fidelity VIP Contrafund(R) Portfolio (8)	0.58%	0.11%	0.25%	0.94%
Fidelity VIP Growth Portfolio (8)	0.58%	0.10%	0.25%	0.93%
Fidelity VIP Overseas Portfolio (8)	0.73%	0.20%	0.25%	1.18%
MFS/Sun Life Capital Appreciation - S Class	0.73%	0.05%	0.25%	1.03%
MFS/Sun Life Emerging Growth - S Class (9)	0.70%	0.06%	0.25%	1.01%
MFS/Sun Life Government Securities - S Class	0.55%	0.07%	0.25%	0.87%
MFS/Sun Life High Yield - S Class	0.75%	0.09%	0.25%	1.09%
MFS/Sun Life Massachusetts Investors Growth Stock - S Class (9)	0.75%	0.07%	0.25%	1.07%
MFS/Sun Life Massachusetts Investors Trust - S Class	0.55%	0.05%	0.25%	0.85%
MFS/Sun Life New Discovery - S Class	0.90%	0.07%	0.25%	1.22%
MFS/Sun Life Total Return - S Class	0.65%	0.05%	0.25%	0.95%
MFS/Sun Life Utilities - S Class	0.71%	0.07%	0.25%	1.03%
Rydex VT Nova Fund	0.75%	0.45%	0.25%	1.45%
Rydex VT OTC Fund	0.75%	0.45%	0.25%	1.45%
SCSM Alger Growth Fund (10)	0.75%	0.15%		0.90% [5.00%]
SCSM Alger Income & Growth Fund (10)	0.62%	0.18%		0.80% [5.00%]
SCSM Alger Small Capitalization Fund (10)	0.85%	0.15%		1.00% [5.00%]
SCSM Davis Financial Fund (10)(11)	0.75%	0.15%		0.90% [2.72%]
SCSM Davis Venture Value Fund (10)(11)	0.75%	0.15%		0.90% [1.28%]
SCSM INVESCO Energy Fund (10)(12)	1.05%	0.20%		1.25% [5.24%]
SCSM INVESCO Health Sciences Fund (10)(12)	1.05%	0.20%		1.25% [3.89%]
SCSM INVESCO Technology Fund (10)(12)	1.05%	0.20%		1.25% [5.86%]
SCSM INVESCO Telecommunications Fund (10)(12)	1.05%	0.20%		1.25% [8.84%]
SCSM Neuberger Berman Mid Cap Growth Fund (10)(13)	0.95%	0.15%		1.10% [5.84%]
SCSM Neuberger Berman Mid Cap Value Fund (10)(13)	0.95%	0.15%		1.10% [7.47%]
SCSM Value Equity Fund (10)(14)	0.80%	0.10%		0.90% [3.97%]
SCSM Value Managed Fund (10)(14)	0.80%	0.10%		0.90% [4.68%]
SCSM Value Mid Cap Fund (10)(14)	0.80%	0.20%		1.00% [1.70%]
SCSM Value Small Cap Fund (10)(14)	0.80%	0.20%		1.00% [2.06%]
SCSM Blue Chip Mid Cap Fund (10)(15)	0.80%	0.20%		1.00% [1.26%]
SCSM Investors Foundation Fund (10)(15)	0.75%	0.15%		0.90% [3.34%]
SCSM Select Equity Fund (10)(15)	0.75%	0.15%		0.90% [1.50%]
Sun CapitalSM All Cap Fund (10)	0.70%	0.20%		0.90% [5.00%]
Sun Capital Investment Grade Bond Fund(R) (10)	0.60%	0.15%		0.75% [0.95%]
Sun Capital Money Market Fund(R) (10)	0.50%	0.15%		0.65% [0.74%]
Sun Capital Real Estate Fund(R) (10)	0.95%	0.30%		1.25% [1.68%]

(1)	The information relating to Fund expenses was provided by the Funds and we have not independently verified it. You should consult the Fund prospectuses for more information about Fund expenses.

(2)

All expense figures are shown after expense reimbursements or waivers, except for the bracketed figures which show what the expense figures would have been absent reimbursement. All expense figures are based on actual expenses for the fiscal year ended December 31, 2001, except that (a) the expense figures shown for SCSM Alger Growth Fund, SCSM Alger Growth & Income Fund, SCSM Alger Small Capitalization Fund, and Sun CapitalSM All Cap Fund are estimates for the year 2002 and (b) certain information relating to the Lord Abbett Series Fund has been restated to reflect the fees and expenses that will be applicable during 2002 as described in note (8) below. No actual expense figures are shown for the Funds listed in (a) because each of them commenced operations in either April or May of 2002, and, therefore, has less than 10 months of investment experience.

(3)

Effective May 1, 2002, the following Funds' names will change from AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, and AIM V.I. Value Fund to AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, and AIM V.I. Premier Equity Fund, respectively

(4)	For the year ended December 31, 2001, the investment advisor voluntarily agreed to waive fund expenses to the extent such expenses exceed the "Total Fund Annual Expenses" shown in the table.

(5)

The investment advisers to the following Goldman Sachs VIT Funds have voluntarily agreed to reduce or limit certain "Other Fund Expenses (excluding management fees, taxes, interest, and brokerage fees, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed a certain percentage per annum of such Funds' average daily net assets:

Goldman Sachs VIT CORESM U.S. Equity Fund	0.20%
Goldman Sachs VIT Capital Growth	0.25%

Fee waivers and expense reimbursements for the Goldman Sachs VIT Funds may be discontinued at any time.

(6)

The INVESCO VIF Dynamics and INVESCO VIF Small Company Growth Funds' actual "Other Fund Expenses" and "Total Annual Fund Expenses" were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(7)

The information in the fee table relating to the Mid Cap Value and International Portfolios has been restated to reflect the fees and expenses that will be applicable during 2002. For the year ended December 31, 2001, Lord, Abbett & Co. voluntarily waived a portion of its management fees for the Mid Cap Value and International Portfolios and subsidized a portion of the Portfolios' expenses to the extent necessary to maintain the "Other Fund Expenses" and "12b-1or Services Fees" of each Portfolio at an aggregate of 0.35% of its average daily net assets. For the year 2002, Lord, Abbett & Co. does not intend to waive it management fees for the Mid Cap Value and International Portfolios but has contractually agreed to continue to reimburse a portion of the Portfolios' expenses to the extent necessary to maintain its "Other Fund Expenses" and "12b-1 or Service Fees" of each Portfolio at an aggregate of 0.35% of its average daily net assets.

(8)

The expenses shown are those of the Portfolios' Service Class 2. Actual annual operating expenses of the Fidelity Funds were lower than those shown in the table because a portion of the brokerage commissions that each Fund paid was used to reduce the Fund's expenses, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Fidelity may terminate these offsets at any time.

(9)

The MFS/SUN Life Series Trust has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into such other arrangements and directed brokerage arrangement (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Fund Expenses" would have been lower for certain series:

MFS/Sun Life Emerging Growth - S Class	1.00%
MFS/Sun Life Massachusetts Investors Growth Stock - S Class	1.06%

(10)

For the year ended December 31, 2001, the investment adviser waived all investment advisory fees of all Funds other than Sun Capital Investment Grade Bond Fund(R), Sun Capital Money Market Fund(R), Sun Capital Real Estate Fund(R), SCSM Davis Venture Value Fund, SCSM Value Mid Cap Fund, SCSM Blue Chip Mid Cap Fund, and SCSM Select Equity Fund, for which the investment adviser waived a portion of its fees. Fee waivers and expense reimbursements for the Sun Capital Funds may be discontinued at any time. To the extent that the expense ratio of any Fund in the Sun Capital Advisers Trust falls below the Fund's expense limit, the Fund's adviser reserves the right to be reimbursed for management fees waived and Fund expenses paid by it during the prior two years. If the Securities and Exchange Commission approves Sun Life's pending application for an order to substitute shares of the SCSM Alger Funds and SCSM Value Funds for shares of certain other mutual funds held by Sun Life separate accounts that issue variable annuities and variable life insurance, then the investment adviser may contractually limit the "Management Fees" and reimburse the "Other Fund Expenses" of the SCSM Alger Funds and SCSMValue Funds for a period of two years from the date of the substitution.

(11)	The management fee for each of the SCSM Davis Funds decreases to 0.70% as the daily net assets of each Fund exceed $500 million.

(12)	The management fee for each of the SCSM INVESCO Funds decreases to 1.00% as the daily net assets of the Funds exceed $750 million.

(13)	The management fee for each of the SCSM Neuberger Berman Funds decreases to 0.90% as the daily net assets of the Funds exceed $750 million.

(14)

The management fee for each of the SCSM Value Funds decreases to 0.75% as the daily net assets of each Fund exceed $400 million, and decreases to 0.70% as the daily net assets of each Fund exceed $800 million.

(15)

The management fees for each of the SCSM Blue Chip Mid Cap Fund, the SCSM Investors Foundation Fund, and the SCSM Select Equity Fund decreases to 0.75%, 0.70%, and 0.70% respectively, as the daily net assets of each Fund exceed $300 million.

EXAMPLES

The following examples should not be considered to be representations of past or future expenses, and actual expenses may be greater or lower than those shown. The examples assume that all current waivers and reimbursements continue throughout all periods.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $50,000, a 5% annual return and no optional death benefit rider has been elected:
	1 Year	3 Years	5 Years	10 Years

AIM V.I. Capital Appreciation Fund Series 2	$96	$144	$184	$289
AIM V.I. Growth Fund Series 2	96	145	186	291
AIM V.I. Core Equity Fund Series 2	95	143	183	286
AIM V.I. International Growth Fund Series 2	98	150	194	308
AIM V.I. Premier Equity Fund Series 2	96	144	184	289
Alliance VP Premier Growth Fund	98	149	193	307
Alliance VP Technology Fund	98	150	195	311
Alliance VP Growth and Income Fund	94	139	176	271
Alliance VP Worldwide Privatization Fund	97	147	189	298
Alliance VP Quasar Fund	97	147	189	298
Goldman Sachs VIT CORESM U.S. Equity Fund	93	136	171	260
Goldman Sachs VIT Capital Growth Fund	95	141	180	279
INVESCO VIF Dynamics Fund	96	144	184	287
INVESCO VIF Small Company Fund	97	148	192	303
Lord Abbett Series Fund Mid Cap Value	96	144	184	289
Lord Abbett Series Fund Growth and Income	95	141	178	276
Lord Abbett Series Fund International	98	151	196	313
Fidelity VIP Contrafund(R) Portfolio	94	140	177	273
Fidelity VIP Growth Portfolio	94	139	176	272
Fidelity VIP Overseas Portfolio	97	146	188	296
MFS/Sun Life Capital Appreciation - S Class	95	142	181	282
MFS/Sun Life Emerging Growth - S Class	95	142	180	280
MFS/Sun Life Government Securities - S Class	94	138	174	266
MFS/Sun Life High Yield - S Class	96	144	184	288
MFS/Sun Life Massachusetts Investors Growth Stock - S Class	95	143	183	286
MFS/Sun Life Massachusetts Investors Trust - S Class	93	137	173	264
MFS/Sun Life New Discovery - S Class	97	147	190	300
MFS/Sun Life Total Return - S Class	94	140	177	274
MFS/Sun Life Utilities - S Class	95	142	181	282
Rydex VT Nova Fund	99	154	201	322
Rydex VT OTC Fund	99	154	201	322
SCSM Alger Growth Fund	94	139	175	269
SCSM Alger Income & Growth Fund	93	136	170	258
SCSM Alger Small Capitalization Fund	95	141	180	279
SCSM Davis Financial Fund	94	139	175	269
SCSM Davis Venture Value	94	139	175	269
SCSM INVESCO Energy Fund	97	148	192	303
SCSM INVESCO Health Science Fund	97	148	192	303
SCSM INVESCO Telecommunications Fund	97	148	192	303
SCSM INVESCO Technology Fund	97	148	192	303
SCSM Neuberger Berman Mid Cap Growth Fund	96	144	184	289
SCSM Neuberger Berman Mid Cap Value Fund	96	144	184	289
SCSM Value Equity Fund	94	139	175	269
SCSM Value Managed Fund	94	139	175	269
SCSM Value Mid Cap Fund	95	141	180	279
SCSM Value Small Cap Fund	95	141	180	279
SCSM Blue Chip Mid Cap Fund	95	141	180	279
SCSM Investors Foundation Fund	94	139	175	269
SCSM Select Equity Fund	94	139	175	269
Sun CapitalSM All Cap Fund	94	139	175	269
Sun Capital Investment Grade Bond Fund(R)	93	134	168	253
Sun Capital Money Market Bond Fund(R)	92	132	163	243
Sun Capital Real Estate Fund(R)	97	148	192	303

If you surrender your Contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Premier Plus optional death benefit rider has been elected:
	1 Year	3 Years	5 Years	10 Years

AIM V.I. Capital Appreciation Fund Series 2	$ 99	$155	$203	$327
AIM V.I. Growth Fund Series 2	100	156	204	330
AIM V.I. Core Equity Fund Series 2	99	154	202	324
AIM V.I. International Growth Fund Series 2	101	161	212	346
AIM V.I. Premier Equity Fund Series 2	99	155	203	327
Alliance VP Premier Growth Fund	101	160	212	345
Alliance VP Technology Fund	102	161	214	348
Alliance VP Growth and Income Fund	98	150	195	310
Alliance VP Worldwide Privatization Fund	100	158	208	336
Alliance VP Quasar Fund	100	158	208	336
Goldman Sachs VIT CORESM U.S. Equity Fund	97	147	190	299
Goldman Sachs VIT Capital Growth Fund	99	152	198	318
INVESCO VIF Dynamics Fund	99	155	202	325
INVESCO VIF Small Company Fund	101	159	210	341
Lord Abbett Series Fund Mid Cap Value	99	155	203	327
Lord Abbett Series Fund Growth and Income	98	152	197	315
Lord Abbett Series Fund International	102	162	215	350
Fidelity VIP Contrafund(R) Portfolio	98	151	196	312
Fidelity VIP Growth Portfolio	98	150	195	311
Fidelity VIP Overseas Portfolio	100	157	207	335
MFS/Sun Life Capital Appreciation - S Class	99	153	200	320
MFS/Sun Life Emerging Growth - S Class	99	153	199	319
MFS/Sun Life Government Securities - S Class	97	149	192	305
MFS/Sun Life High Yield - S Class	99	155	203	326
MFS/Sun Life Massachusetts Investors Growth Stock - S Class	99	154	202	324
MFS/Sun Life Massachusetts Investors Trust - S Class	97	148	192	303
MFS/Sun Life New Discovery - S Class	101	158	209	338
MFS/Sun Life Total Return - S Class	98	151	196	313
MFS/Sun Life Utilities - S Class	99	153	200	320
Rydex VT Nova Fund	103	165	219	359
Rydex VT OTC Fund	103	165	219	359
SCsm Alger Growth Fund	98	150	194	308
SCsm Alger Income & Growth Fund	97	147	189	298
SCsm Alger Small Capitalization Fund	99	152	198	318
SCSM Davis Financial Fund	98	150	194	308
SCSM Davis Venture Value	98	150	194	308
SCSM INVESCO Energy Fund	101	159	210	341
SCSM INVESCO Health Science Fund	101	159	210	341
SCSM INVESCO Telecommunications Fund	101	159	210	341
SCSM INVESCO Technology Fund	101	159	210	341
SCSM Neuberger Berman Mid Cap Growth Fund	99	155	203	327
SCSM Neuberger Berman Mid Cap Value Fund	99	155	203	327
SCSM Value Equity Fund	98	150	194	308
SCSM Value Managed Fund	98	150	194	308
SCSM Value Mid Cap Fund	99	152	198	318
SCSM Value Small Cap Fund	99	152	198	318
SCSM Blue Chip Mid Cap Fund	99	152	198	318
SCSM Investors Foundation Fund	98	150	194	308
SCSM Select Equity Fund	98	150	194	308
Sun CapitalSM All Cap Fund	98	150	194	308
Sun Capital Investment Grade Bond Fund(R)	96	146	187	293
Sun Capital Money Market Bond Fund(R)	95	143	182	284
Sun Capital Real Estate Fund(R)	101	159	210	341

If you do NOT surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $50,000, a 5% annual return and no optional death benefit rider has been elected:
	1 Year	3 Years	5 Years	10 Years

AIM V.I. Capital Appreciation Fund Series 2	$26	$79	$136	$289
AIM V.I. Growth Fund Series 2	26	80	137	291
AIM V.I. Core Equity Fund Series 2	26	78	134	286
AIM V.I. International Growth Fund Series 2	28	85	145	308
AIM V.I. Premier Equity Fund Series 2	26	79	136	289
Alliance VP Premier Growth Fund	28	85	145	307
Alliance VP Technology Fund	28	86	147	311
Alliance VP Growth and Income Fund	24	74	127	271
Alliance VP Worldwide Privatization Fund	27	82	141	298
Alliance VP Quasar Fund	27	82	141	298
Goldman Sachs VIT CORESM U.S. Equity Fund	23	71	121	260
Goldman Sachs VIT Capital Growth Fund	25	76	131	279
INVESCO VIF Dynamics Fund	26	79	135	287
INVESCO VIF Small Company Fund	27	84	143	303
Lord Abbett Series Fund Mid Cap Value	26	79	136	289
Lord Abbett Series Fund Growth and Income	25	75	129	276
Lord Abbett Series Fund International	28	87	148	313
Fidelity VIP Contrafund(R) Portfolio	24	75	128	273
Fidelity VIP Growth Portfolio	24	74	127	272
Fidelity VIP Overseas Portfolio	27	82	140	296
MFS/Sun Life Capital Appreciation - S Class	25	77	132	282
MFS/Sun Life Emerging Growth - S Class	25	77	131	280
MFS/Sun Life Government Securities - S Class	24	72	124	266
MFS/Sun Life High Yield - S Class	26	79	135	288
MFS/Sun Life Massachusetts Investors Growth Stock - S Class	26	78	134	286
MFS/Sun Life Massachusetts Investors Trust - S Class	23	72	123	264
MFS/Sun Life New Discovery - S Class	27	83	141	300
MFS/Sun Life Total Return - S Class	24	75	128	274
MFS/Sun Life Utilities - S Class	25	77	132	282
Rydex VT Nova Fund	29	90	153	322
Rydex VT OTC Fund	29	90	153	322
SCsm Alger Growth Fund	24	73	126	269
SCsm Alger Income & Growth Fund	23	70	120	258
SCsm Alger Small Capitalization Fund	25	76	131	279
SCSM Davis Financial Fund	24	73	126	269
SCSM Davis Venture Value	24	73	126	269
SCSM INVESCO Energy Fund	27	84	143	303
SCSM INVESCO Health Science Fund	27	84	143	303
SCSM INVESCO Telecommunications Fund	27	84	143	303
SCSM INVESCO Technology Fund	27	84	143	303
SCSM Neuberger Berman Mid Cap Growth Fund	26	79	136	289
SCSM Neuberger Berman Mid Cap Value Fund	26	79	136	289
SCSM Value Equity Fund	24	73	126	269
SCSM Value Managed Fund	24	73	126	269
SCSM Value Mid Cap Fund	25	76	131	279
SCSM Value Small Cap Fund	25	76	131	279
SCSM Blue Chip Mid Cap Fund	25	76	131	279
SCSM Investors Foundation Fund	24	73	126	269
SCSM Select Equity Fund	24	73	126	269
Sun CapitalSM All Cap Fund(R)	24	73	126	269
Sun Capital Investment Grade Bond Fund(R)	22	69	118	253
Sun Capital Money Market Bond Fund(R)	21	66	113	243
Sun Capital Real Estate Fund(R)	27	84	143	303

If you do NOT surrender your Contract, or if you annuitize at the end of the applicable period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return, an average Contract size of $50,000, and the EEB Premier Plus optional death benefit rider has been elected:
	1 Year	3 Years	5 Years	10 Years

AIM V.I. Capital Appreciation Fund Series 2	$30	$ 91	$155	$327
AIM V.I. Growth Fund Series 2	30	92	157	330
AIM V.I. Core Equity Fund Series 2	30	90	154	324
AIM V.I. International Growth Fund Series 2	32	97	165	346
AIM V.I. Premier Equity Fund Series 2	30	91	155	327
Alliance VP Premier Growth Fund	32	97	164	345
Alliance VP Technology Fund	32	98	166	348
Alliance VP Growth and Income Fund	28	86	146	310
Alliance VP Worldwide Privatization Fund	31	94	160	336
Alliance VP Quasar Fund	31	94	160	336
Goldman Sachs VIT CORESM U.S. Equity Fund	27	83	141	299
Goldman Sachs VIT Capital Growth Fund	29	88	150	318
INVESCO VIF Dynamics Fund	30	91	154	325
INVESCO VIF Small Company Fund	31	96	163	341
Lord Abbett Series Fund Mid Cap Value	30	91	155	327
Lord Abbett Series Fund Growth and Income	29	87	149	315
Lord Abbett Series Fund International	32	99	167	350
Fidelity VIP Contrafund(R) Portfolio	28	87	147	312
Fidelity VIP Growth Portfolio	28	86	147	311
Fidelity VIP Overseas Portfolio	31	94	159	335
MFS/Sun Life Capital Appreciation - S Class	29	89	152	320
MFS/Sun Life Emerging Growth - S Class	29	89	151	319
MFS/Sun Life Government Securities - S Class	28	84	144	305
MFS/Sun Life High Yield - S Class	30	91	155	326
MFS/Sun Life Massachusetts Investors Growth Stock - S Class	30	90	154	324
MFS/Sun Life Massachusetts Investors Trust - S Class	27	84	143	303
MFS/Sun Life New Discovery - S Class	31	95	161	338
MFS/Sun Life Total Return - S Class	28	87	148	313
MFS/Sun Life Utilities - S Class	29	89	152	320
Rydex VT Nova Fund	33	102	172	359
Rydex VT OTC Fund	33	102	172	359
SCsm Alger Growth Fund	28	85	145	308
SCsm Alger Income & Growth Fund	27	82	141	298
SCsm Alger Small Capitalization Fund	29	88	150	318
SCSM Davis Financial Fund	28	85	145	308
SCSM Davis Venture Value	28	85	145	308
SCSM INVESCO Energy Fund	31	96	163	341
SCSM INVESCO Health Science Fund	31	96	163	341
SCSM INVESCO Telecommunications Fund	31	96	163	341
SCSM INVESCO Technology Fund	31	96	163	341
SCSM Neuberger Berman Mid Cap Growth Fund	30	91	155	327
SCSM Neuberger Berman Mid Cap Value Fund	30	91	155	327
SCSM Value Equity Fund	28	85	145	308
SCSM Value Managed Fund	28	85	145	308
SCSM Value Mid Cap Fund	29	88	150	318
SCSM Value Small Cap Fund	29	88	150	318
SCSM Blue Chip Mid Cap Fund	29	88	150	318
SCSM Investors Foundation Fund	28	85	145	308
SCSM Select Equity Fund	28	85	145	308
Sun CapitalSM All Cap Fund	28	85	145	308
Sun Capital Investment Grade Bond Fund(R)	26	81	138	293
Sun Capital Money Market Bond Fund(R)	25	78	133	284
Sun Capital Real Estate Fund(R)	31	96	163	341

CONDENSED FINANCIAL INFORMATION

The Contracts described in this Prospectus have not previously been made available for sale, and may include fees and charges that are different from our other variable annuity contracts. These differences will produce differing Accumulation Unit values. Therefore, no condensed financial information is included in this Prospectus. Sun Life's financial statements and those for the Variable Account are in the Statement of Additional Information.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual owner of the Contract. We issue a Group Contract to the Owner, covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. It provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing an optional death benefit rider and paying an additional charge for the optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts."

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (888) 786-2435.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, and Puerto Rico, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity and variable life insurance contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by you at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options, which are briefly discussed below. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the company by calling (888) 786-2435 or by writing to Sun Life Assurance Company of Canada (U.S.), c/o Retirement Products and Services, P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds currently available are:

AIM Variable Insurance Funds (advised by AIM Advisors, Inc.)

AIM V.I. Capital Appreciation Series 2 seeks growth of capital by investing principally in common stocks of companies which the Fund's portfolio managers believe are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Growth Series 2 seeks to achieve growth of capital by investing in seasoned and better-capitalized companies considered to have strong earnings momentum.

AIM V.I. Core Equity Series 2 seeks to achieve growth of capital with a secondary objective of current income.

AIM V.I. International Growth Series 2 seeks to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

AIM V.I. Premier Equity Series 2seeks long-term growth of capital with a secondary objective of current income.

Alliance Variable Products Series Fund, Inc. (advised by Alliance Capital Management L.P.)

Alliance VP Premier Growth Portfolio seeks to achieve growth of capital by pursuing aggressive investment policies. It invests principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

Alliance VP Technology Portfolio seeks growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

Alliance VP Growth and Income Portfolio seeks to provide reasonable current income and reasonable opportunities for appreciation by investing primarily in dividend-paying common stocks of good quality.

Alliance VP Worldwide Privatization Portfolio seeks long-term capital appreciation by investing primarily in securities of issuers that are undergoing or have undergone privatizations. The Portfolio seeks to take advantage of investment opportunities that are created by privatizations of state enterprises in both established and developing countries.

Alliance VP Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. It invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects.

Goldman Sachs Variable Insurance Trust ("VIT") (advised by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs").

Goldman Sachs VIT CORESM U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy.

Goldman Sachs VIT Capital Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of equity investments considered by the adviser to have long-term capital appreciation potential.

INVESCO Variable Investment Funds, Inc. (advised by INVESCO Funds Group, Inc.)

INVESCO VIF - Dynamics Fund seeks to achieve growth of capital by normally investing at least 65% of its assets in common stocks of mid-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

INVESCO VIF - Small Company Growth Fund seeks to achieve growth of capital by normally investing at least 65% (80% as of July 31, 2002) of its assets in equity securities of companies with market capitalizations of $2.5 billion or below at the time of purchase.

Lord Abbett Series Fund, Inc. (advised by Lord, Abbett & Co.)
Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Growth and Income Portfolio seeks to provide long-term growth of capital and income without excessive fluctuation in market value.

International Portfolio seeks long-term capital appreciation.

Fidelity Variable Insurance Products Funds (Advised by Fidelity Management & Research Company. Fidelity. Contrafund(R) is a registered trademark of FMR Corp.)
VIP Contrafund(R) Portfolio seeks long-term capital appreciation by investing primarily in common stocks of companies whose stocks it believes are undervalued by the market.

VIP Growth Portfolio seeks to achieve capital appreciation by investing primarily in common stocks with above-average growth potential.

VIP Overseas Portfolio seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

MFS/Sun Life Series Trust (advised by Massachusetts Financial Services Company, an affiliate of the Company)
Capital Appreciation - S Class will seek to maximize capital appreciation by investing in securities of all types, with major emphasis on common stocks.

Emerging Growth - S Class will seek long-term growth of capital.

Government Securities - S Class will seek current income and preservation of capital by investing in U.S. Government and U.S. Government-related securities.

High Yield - S Class will seek high current income and capital appreciation by investing primarily in certain low rated or unrated fixed income securities (possibly with equity features) of U.S. and foreign issuers.

Massachusetts Investors Growth Stock - S Class will seek to provide long-term growth of capital and future income rather than current income.

Massachusetts Investors Trust - S Class will seek long-term growth of capital with a secondary objective to seek reasonable current income.

New Discovery - S Class will seek capital appreciation.

Total Return - S Class will mainly seek to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with prudent employment of capital; its secondary objective is to take advantage of opportunities for growth of capital and income since many securities offering a better than average yield may also possess growth potential.

Utilities - S Class will seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing under normal market conditions, at least 65% of its assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

Rydex Variable Trust (advised by Rydex Funds, Inc.)
Rydex VT Nova Fund seeks to provide investment results that correspond to 150% of the daily performance of the S&P 500 Index.

Rydex VT OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index.

Sun Capital Advisers TrustSM (advised by Sun Capital Advisers, Inc., an affiliate of the Company; Fred Alger Management, Inc., serves as subadviser to the SCSM Alger Growth Fund, SCSM Alger Income & Growth Fund, and SCSM Alger Small Capitalization Fund; Davis Select Advisors serves as investment subadviser to SCSM Davis Financial Fund and SCSM Davis Venture Value Fund; INVESCO Funds Group, Inc. serves as investment subadviser to the SCSM INVESCO Energy Fund, SCSM INVESCO Health Sciences Fund, SCSM INVESCO Technology Fund and SCSM INVESCO Telecommunications Fund; Neuberger Berman Management, Inc. serves as subadviser to SCSM Neuberger Berman Mid Cap Growth Fund and SCSM Neuberger Berman Mid Cap Value Fund; OpCap Advisors serves as investment subadviser to SCSM Value Equity Fund, SCSM Value Managed Fund, SCSM Value Mid Cap Fund, and SCSM Value Small Cap Fund; Wellington Management Company, LLP, serves as investment subadviser to SCSM Blue Chip Mid Cap Fund, SCSM Investors Foundation Fund and SCSM Select Equity Fund.)
SCSM Alger Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. large capitalization companies.

SCSM Alger Income & Growth Fund primarily seeks a high level of dividend income and secondarily seeks capital appreciation by investing primarily in dividend paying equity securities.

SCSM Alger Small Capitalization Fund seeks long-term capital appreciation by investing primarily in U. S. companies with market capitalizations within the range represented by the Russell 2000 Growth Index or the S&P Small Cap 600 Index.

SCSM Davis Financial Fund seeks growth of capital by investing primarily in the common stock of financial services companies.

SCSM Davis Venture Value Fund seeks growth of capital by investing primarily in the common stock of U.S. companies with market capitalizations of at least $5 billion.

SCSM INVESCO Energy Fund seeks growth by investing primarily in the equity securities of companies doing business in the energy sector.

SCSM INVESCO Health Sciences Fund seeks growth by investing primarily in the equity securities of companies doing business in the health sciences sector.

SCSM INVESCO Technology Fund seeks growth by investing primarily in the equity securities of companies doing business in the technology sector.

SCSM INVESCO Telecommunications Fund primarily seeks growth and, secondarily, seeks income by investing primarily in the equity securities of companies doing business in the telecommunications sector.

SCSM Neuberger Berman Mid Cap Growth Fund seeks growth of capital by investing primarily in equity securities of companies with market capitalizations within the range represented by the Russell Midcap Index at the time of purchase. The fund's subadviser targets already successful companies that could be even more so.

SCSM Neuberger Berman Mid Cap Value Fund seeks growth of capital by investing primarily in equity securities of companies with market capitalizations within the range represented by the Russell Midcap Index at the time of purchase. The fund's subadviser looks for well-managed companies whose stock prices are undervalued.

SCSM Value Equity Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities listed on the New York Stock Exchange.

SCSM Value Managed Fund seeks growth of capital over time by investing primarily in a portfolio consisting of      common stocks, fixed income securities, and cash equivalents. The subadviser will vary the allocation depending on its assessments of the relative values of such investments.

SCSM Value Mid Cap Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations of between $500 million and $8 billion at time of purchase.

SCSM Value Small Cap Fund seeks capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations of under $2 billion at time of purchase.

SCSM Blue Chip Mid Cap Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities of U.S. companies with market capitalizations within the range represented by the Standard & Poor's Mid Cap 400 Index.

SCSM Investors Foundation Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies with market capitalizations generally within the range represented by the Standard & Poor's 500 Index. Investments are selected using a combination of fundamental analysis and quantitative tools.

SCSM Select Equity Fund seeks long-term capital growth by investing in 20 to 40 common stocks and other equity securities of large capitalization U.S. companies selected primarily from the Standard & Poor's 500 Index.

Sun CapitalSM All Cap Fund seeks long-term capital growth by investing primarily in equity securities of U.S. companies.

Sun Capital Investment Grade Bond Fund(R) seeks high current income consistent with relative stability of principal by investing at least 80% of its net assets in investment grade bonds. The Fund may invest up to 20% of its assets in lower rated or unrated bonds (also known as high yield or junk bonds.)

Sun Capital Money Market Fund(R) seeks to maximize current income, consistent with maintaining liquidity and preserving capital, by investing exclusively in high quality U.S. dollar-denominated money market securities.

Sun Capital Real Estate Fund(R) primarily seeks long-term capital growth and, secondarily, seeks current income and growth of income. The Fund invests at least 80% of its net assets in securities of real estate investment trusts and other real estate companies.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Participants and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Participants, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios and the Rydex Funds, which are paid from Fund assets and reflected in the fee table.

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

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You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations, transfers or renewals into that Guarantee Period will not be permitted. We reserve the right to stop offering the Fixed Account options. If we exercise this right, no Guarantee Periods will be available on the Open Date or at any later time. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

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We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer special interest rates for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When we accept your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and each additional Purchase Payment must be at least $1,000, unless we waive these limits. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but any allocation to a Guarantee Period must be at least $1,000. Over the life of your Contract, you may allocate amounts among as many as 18 of the available investment options.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus any applicable charge for optional death benefit riders. See "Contract Charges."

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. Renewals into a Guarantee Period that extend beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals. Each new allocation to a Guarantee Period must be at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
(1)	written notice from you electing a different Guarantee Period from among those we then offer, or

(2)	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege").

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your Maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the Money Market Sub-Account.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation to a Guarantee Period more than 30 days prior to the Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or a decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
-	You may not make more than 12 transfers in any Account Year;

-	The amount transferred from a Sub-Account must be at least $1,000, unless you are transferring your entire balance in that Sub-Account;

-	Your Account Value remaining in a Sub-Account must be at least $1,000;

-	The amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

-	At least 30 days must elapse between transfers;

-	Transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds;

-	The total number of Sub-Accounts and Guarantee Periods within an Account may not exceed 18 over the lifetime of the Contract; and

-	We impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Market Timers

The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers. If you wish to employ such strategies, you should not purchase a Contract. Accordingly, transfers may be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfer transactions on behalf of multiple Participants. In imposing such restrictions, we may, among other things, not accept (1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one Participant, or (2) the transfer instructions of individual Participants who have executed preauthorized transfer forms that are submitted at the same time by market timing firms or other third parties on behalf of more than one Participant. We will not impose these restrictions unless our actions are reasonably intended to prevent the use of such transfers in a manner that will disadvantage or potentially impair the Contract rights of other Participants.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse exchange requests from the Variable Account if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to a Fund and therefore may be refused. Accordingly, the Variable Account may not be in a position to effectuate transfers and may refuse transfer requests without prior notice. We also reserve the right, for similar reasons, to refuse or delay exchange requests involving transfers to or from the Fixed Account.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative service fee, the distribution fee or the annual Account Fee, credit additional amounts, grant special Guaranteed Interest Rates in certain situations, or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Optional Programs

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum of $1,000 to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the $1,000 minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not assure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future.

If you elect an asset allocation program, we will automatically allocate your Purchase Payments among the Sub-Accounts represented in the model you choose. By electing an asset allocation program, you thereby authorize us to automatically reallocate your investment options that participate in the asset allocation program, as determined by the terms of the asset allocation program, to reflect the current composition of the model you have selected, without further instruction, until we receive notification that you wish to terminate the program or choose a different model.

     Systematic Withdrawal Program

If you have an Account Value of $10,000 or more, you may select our Systematic Withdrawal Program.

Under this program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically. The withdrawals under this program may be subject to surrender charges or a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult your tax adviser before choosing this option.

You may change or stop this program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Principal Returns Program

Under the Principal Returns Program, we divide your Purchase Payments between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your original Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge"), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee for the Account Year in which the withdrawal is made; we calculate and then add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we calculate and then deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

If you request a partial withdrawal, we will pay you the actual amount specified in your request and then adjust the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we will treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
-	When the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

-	When it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

-	When an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities (see "Tax Considerations -- Tax-Sheltered Annuities").

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge.

For convenience in discussing free withdrawal amounts, we refer to Purchase Payments made during the last 7 Account Years, including the current Account Year, as "New Payments," and we refer to Purchase Payments made before the last 7 Account Years as "Old Payments."

For the first Account Year, the free withdrawal amount is equal to 15% of the amount of all Purchase Payments you have made. For all other Account Years, the free withdrawal amount is equal to the greater of:
-	your Contract's earnings (defined below), minus any free withdrawals taken during the life of your Contract, or

-	15% of the amount of all New Payments minus any free withdrawals taken during the current Account Year.

Your Contract's earnings are equal to:
-	your Account Value as of the close of business on the previous business day, minus

-	all Purchase Payments made plus

-	all partial withdrawals and charges taken.

For an example of how we calculate the "free withdrawal amount," see Appendix B.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of New Payments withdrawn. Thus, the maximum amount on which we will impose the withdrawal charge in any Account Year will never be more than the total of all New Payments that you have not previously withdrawn.

     Order of Withdrawal

When you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. We consider Purchase Payments that you have not already withdrawn (beginning with the oldest remaining Purchase Payment) to be withdrawn next. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be earnings and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7-year period and moves down the declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 8%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have a 8% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 7%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account.

Number of
Account Years	Withdrawal
Payment Has Been In Your Contract	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7 or more	0%

The withdrawal charge will never be greater than 8% of the excess of your Account Value over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full or partial withdrawal if:
-	at least one year has passed since your Issue Date,

-	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

-	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us with evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, except under the Cash Surrender method, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J + b)] ^ (N/12)   -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b

is a factor that currently is 0%, but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and/or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $50 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:
(1)	your Account has been allocated only to the Fixed Account during the applicable Account Year; or

(2)	your Account Value is $100,000 or more on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $50 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Participant Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Mortality and Expense Risk Charge

During both the Accumulation Phase and the Income Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.05% if you are age 75 or younger on the Open Date (1.25% if you are age 76 or older on the Open Date). If your Purchase Payments or Account Value exceeds $1 million on your Account Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Account Anniversary during the Accumulation Phase. (This credit is paid out of our general account and is the result of cost savings realized on larger-sized Contracts.) The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect.

% of Average
Rider(s) You Elect*	Daily Value

"MAV"	0.20%
"5% Roll-Up"	0.20%
"EEB Premier"	0.25%
"EEB Premier with MAV"	0.40%
"EEB Premier with 5% Roll-Up"	0.40%
"EEB Premier Plus"	0.40%

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* As defined below under "Optional Death Benefits."

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a tax adviser to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If the Covered Person dies during the Accumulation Phase, we may pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Covered Person, we may pay the death benefit to the surviving Participant, if any, or, if there is no Participant, in one sum to your estate. We do not pay a death benefit if the Covered Person dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If your Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive Due Proof of Death of the Covered Person in an acceptable form, if you have elected a death benefit payment method before the death of the Covered Person and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Open Date, the death benefit will be the greatest of the following amounts:
1.	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

2.	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

3.	Your total Adjusted Purchase Payments (Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit") as of the Death Benefit Date.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Open Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the "Basic Death Benefit" by electing one of the following optional death benefit riders. You must make your election on or before the date on which your Contract becomes effective. You will pay a charge for the optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Open Date. The optional death benefit election may not be changed after the Contract's Issue Date. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:
-	the amount payable under the basic death benefit (above), or
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-

your Highest Account Value on any Account Anniversary before the Covered Person's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Account Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Account Year ending on that Account Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Account Anniversary Value.

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     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:
-	the amount payable under the basic death benefit (above), or

-	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at a rate of 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:
-	the first day of the month following your 80th birthday, or

-	the day the death benefit amount under this rider equals twice the sum of your Adjusted Purchase Payments.

     Earnings Enhancement Benefit Premier ("EEB Premier") Rider

If you elect this EEB Premier Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier amount." Calculated as of the Death Benefit Date, the "EEB Premier amount" is determined as follows:
-

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

-

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with MAV ("EEB Premier with MAV") Rider

If you elect this EEB Premier with MAV Rider, your death benefit will be the amount payable under the MAV Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is as follows:
-

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

-

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier with 5% Roll-Up ("EEB Premier with 5% Roll-Up") Rider

If you elect this EEB Premier with 5% Roll-Up Rider, your death benefit will be the amount payable under the 5% Roll-Up Rider PLUS the "EEB Premier amount." Calculated as of your Death Benefit Date, the "EEB Premier amount" is determined as follows:
-

If you are 69 or younger on your Open Date, the "EEB Premier amount" will be 45% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 100% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year.

-

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier amount" will be 25% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 40% of Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier amount."

     Earnings Enhancement Benefit Premier Plus ("EEB Premier Plus") Rider

If you elect this EEB Premier Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Premier Plus amount." Calculated as of the Death Benefit Date, the "EEB Premier Plus amount" is determined as follows:
-

If you are 69 or younger on your Open Date, the "EEB Premier Plus amount" will be 75% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 150% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made within the 12 months prior to your death, not including Purchase Payments made in your first Account Year.

-

If you are between the ages of 70 and 79 on your Open Date, the "EEB Premier Plus amount" will be 35% of the difference between your Account Value and your Adjusted Purchase Payments, up to a cap of 60% of the Adjusted Purchase Payments made prior to your death minus any Purchase Payments made in the twelve months prior to your death, not including Purchase Payments made in your first Account Year. In addition, on the Account Anniversary following your 85th birthday, the "EEB Premier Plus amount" will be locked in. Partial withdrawals after your 85th birthday will proportionally reduce the "EEB Premier Plus amount."

Spousal Continuance

If your spouse is your sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any optional death benefit riders you have selected, will continue as if your spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the "Basic Death Benefit" or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the "Basic Death Benefit" or under any of the optional death benefit riders, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). If your spouse, as the named Beneficiary, elects to continue the Contract after your death, your spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. These elections are made by sending us a completed election form, which we will provide. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals (see "Withdrawals, Withdrawal Charge and Market Value Adjustment").

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
-	The earliest possible Annuity Commencement Date is the first day of the second month following your Issue Date.

-

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday. If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

-	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, with the following additional limitations:
-	We must receive your notice at least 30 days before the current Annuity Commencement Date.

-	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive, in one sum, at any time, some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax. The 5, 6, 7, 8, and 9-year period certain options are not available if your Account has been issued within the past 7 years.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
-	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

-	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

-	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.60% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $50 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually), and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract. We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Covered Person's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Annuitant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the

Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity

Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Covered Person named when the Contract is issued. This means that all death benefits and surrender charge waivers will continue to be based on the Covered Person and not the Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee -- that is the Annuitant or Beneficiary entitled to receive benefits -- is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and of the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners, Participants or others, as applicable, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you, or such other person having voting rights, at least once during each Account Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to your Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations.

Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days after it was delivered to you. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value.

If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received. State law may also require us to give you a longer "free look" period or allow you to return the Contract to your sales representative.

If you are establishing an Individual Retirement Account ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations affecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations," below.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive an eligible rollover distribution from a Qualified Contract (other than from a Contract issued for use with an individual retirement account) and roll over some or all of that distribution to another eligible plan, the portion of such distribution that is rolled over will not be includible in your income. However, any eligible rollover distribution will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover.

An "eligible rollover distribution" is any distribution to you of all or any portion of the balance to the credit of your account, other than:
-	A distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

-	Any required minimum distribution, or

-	Any hardship distribution.

Only you or your spouse may elect to roll over a distribution to an eligible retirement plan.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from a Contract issued for use with an individual retirement account), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your spouse may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an individual retirement account, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying the contract will preclude the contract from qualifying as an annuity for federal tax purposes. We cannot predict whether such guidelines, if and when they may be promulgated, will be retroactive. We reserve the right to modify the Contract and/or the Variable Account to the extent necessary to comply with any such guidelines, but cannot assure that such modifications would satisfy any retroactive guidelines.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Tax Equity and Fiscal Responsibility Act of 1982 eliminated most differences between qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59 1/2, separates from service with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

     Individual Retirement Accounts

Sections 219 and 408 of the Code permit eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, Employer/Association of Employees Established Individual Retirement Account Trusts, and Simple Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. If we sell Contracts for use with IRAs, the Internal Revenue Service or other agency may impose supplementary information requirements. We will provide purchasers of the Contracts for such purposes with any necessary information. You will have the right to revoke the Contract under certain circumstances, as described in the section of this Prospectus entitled "Right to Return."

     Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If an individual converts a traditional IRA into a Roth IRA, the full amount of the IRA is included in taxable income. The Internal Revenue Service and other agencies may impose special information requirements with respect to Roth IRAs. We will provide the necessary information for Contracts issued in connection with Roth IRAs.

     Status of Optional Death Benefit Riders

Under the Code, IRAs may not invest in life insurance policies. Regulations issued by the Treasury Department provide that death benefits under IRAs do not violate this rule, provided that the death benefit is no more than the greater of the total premiums paid (net of prior withdrawals) or the cash value of the IRA.

In certain circumstances, the death benefit payable under the Contract's Optional Death Benefit Riders may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Contract.

You should consult a qualified tax adviser before adding any of the Optional Death Benefit Riders to your Contract if it is an IRA.

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. Although we currently offer the Contract in Puerto Rico in connection with qualified retirement plans, the text of this Prospectus under the heading "Federal Tax Status" dealing with such qualified retirement plans is inapplicable to Puerto Rico and should be disregarded.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax adviser.

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon, a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized "Average Annual Total Return," "Cumulative Growth Rate" and "Compound Growth Rate." We may also advertise "yield" and "effective yield" for some variable options.

Average Annual Total Return measures the net income of the Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a Sub-Account over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Series. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. "Compound Growth Rate" is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Account on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (7-day period for the available Money Market Sub-Account), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, Standard and Poor's Insurance Rating Services, and Fitch. Each year A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. Standard and Poor's and Fitch's ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2001 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the fire jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

ACCOUNTANTS

The financial statements of the Variable Account for the year ended December 31, 2001, and the financial statements of the Company for the years ended December 31, 2001, 2000, and 1999, both included in the Statement of Additional Information ("SAI") filed in the Company's Registration Statement under the Investment Company Act of 1940, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing in the Statement of Additional Information, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2001 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Financial Statements

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This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated June 27, 2002 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (888) 786-2435.

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To: Sun Life Assurance Company of Canada (U.S.)
c/o Retirement Products and Services
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Futurity Select Seven Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name        ________________________________________________

Address   _________________________________________________

                  _________________________________________________

City           ______________________   State ______   Zip ___________

Telephone _________________________________________________

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Issue Date is on March 12, the first Account Year is determined from the Issue Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: Prior to the Annuity Commencement Date, the person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who, in the event of the Participant's death, is the "designated beneficiary" for purposes of Section 72(s) of the Internal Revenue Code. After the Annuity Commencement Date, the person or entity having the right to receive any payments due under the Annuity Option elected, if applicable, upon the death of the Payee.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY ("WE," "US," SUN LIFE"): Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. Unless otherwise noted, the Participant/Owner is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract. This is called the "Date of Coverage" in the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax. This term is also used as described under "Calculating the Death Benefit."

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company in good order.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are two Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," "Participant," and/or "Covered Person" as those terms are identified in the Contract.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
						Payment
		Hypothetical		Cumulative	Free	Subject to	Withdrawal	Withdrawal
	Account	Account	Annual	Annual	Withdrawal	Withdrawal	Charge	Charge
	Year	Value	Earnings	Earnings	Amount	Charge	Percentage	Amount

(a)	1	$41,000	$1,000	$ 1,000	$ 6,000	$35,000	8.00%	$2,800
	2	$45,100	$4,100	$ 5,100	$ 6,000	$39,100	8.00%	$3,128
	3	$49,600	$4,500	$ 9,600	$ 9,600	$40,000	7.00%	$2,800
(b)	4	$52,100	$2,500	$12,100	$12,100	$40,000	6.00%	$2,400
	5	$57,300	$5,200	$17,300	$17,300	$40,000	5.00%	$2,000
	6	$63,000	$5,700	$23,000	$23,000	$40,000	4.00%	$1,600
	7	$66,200	$3,200	$26,200	$26,200	$40,000	3.00%	$1,200
(c)	8	$72,800	$6,600	$32,800	$32,800	$ 0	0.00%	$ 0
(a)

The free withdrawal amount in any year is equal to the greater of (1) the Contract's earnings that were not previously withdrawn, and (2) 15% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $6,000, which equals 15% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $35,000, which equals the Account Value of $41,000 minus the free withdrawal amount of $6,000.

(b)

In Account Year 4, the free withdrawal amount is $12,100, which equals the prior Contract's cumulative earnings to date. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $40,000.

(c)

In Account Year 8, the free withdrawal amount is $32,800, which equals the Contract's cumulative earnings to date. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Issue Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,000, $9,000, $12,000, and $20,000.

					Remaining
Hypothetical					Free	Amount of		Hypothetical
Account					Withdrawal	Withdrawal			Account
Value					Amount	Subject to	Withdrawal	Withdrawal	Value
Before			Cumulative	Amount of	After	Withdrawal	Charge	Charge	After
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount	Withdrawal
1	$41,000	$1,000	$ 1,000	$ 0	$6,000	$ 0	8.00%	$ 0	$41,000
2	$45,100	$4,100	$ 5,100	$ 0	$6,000	$ 0	8.00%	$ 0	$45,100
3	$49,600	$4,500	$ 9,600	$ 0	$9,600	$ 0	7.00%	$ 0	$49,600
4(a)	$50,100	$ 500	$10,100	$ 4,000	$6,100	$ 0	6.00%	$ 0	$46,100
4(b)	$46,900	$ 800	$10,900	$ 9,000	$ 0	$ 2,100	6.00%	$ 126	$37,900
4(c)	$38,500	$ 600	$11,500	$12,000	$ 0	$11,400	6.00%	$ 684	$26,500
4(d)	$26,900	$ 400	$11,900	$20,000	$ 0	$19,600	6.00%	$1,176	$ 6,900

(a)

In Account Year 4, the free withdrawal amount is $10,100, which equals the Contract's cumulative earnings to date. The partial withdrawal amount of $4,000 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)

Since a partial withdrawal of $4,000 was taken, the remaining free withdrawal amount in Account Year 4 is $10,900 - $4,000 = $6,900. Therefore, $6,900 of the $9,000 withdrawal is not subject to a withdrawal charge, and $2,100 is subject to a withdrawal charge. Of the $13,000 withdrawn to date, $10,900 has been from the free withdrawal amount and $21,000 has been from deposits.

(c)

Since $10,900 of the 2 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account year 4 is $11,500 - $10,900 = $600. Therefore, $600 of the $12,000 withdrawal is not subject to a withdrawal charge, and $11,400 is subject to a withdrawal charge. Of the $25,000 withdrawn to date, $11,500 has been from the free withdrawal amount and $13,500 has been from deposits.

(d)

Since $11,500 of the 3 prior Account Year 4 partial withdrawals was taken from the free withdrawal amount, the remaining free withdrawal amount in Account Year 4 is $11,900 - $11,500 = $400. Therefore, $400 of the $20,000 withdrawal is not subject to a withdrawal charge, and $19,600 is subject to a withdrawal charge. Of the $45,000 withdrawn to date, $11,900 has been from the free withdrawal amount and $33,100 has been from deposits. Note that if the $6,900 hypothetical Account Value after withdrawal was withdrawn, it would all be from deposits and subject to a withdrawal charge. The withdrawal charge would be 6% of $6,900, which equals $414. The total Account Year 4 withdrawal charges would then be $2,400, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page.

Part 2 - Fixed Account - Examples of the Market Value Adjustment ("MVA")

The MVA Factor is:

[(1 + I) / (1 + J + b)] ^ (N/12) -1

These examples assume the following:
(1)	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.
(2)	The date of surrender is 2 years from the Expiration Date (N = 24).
(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.
(4)	The interest earned in the current Account Year is $674.16.
(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.
(6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .08)] ^ (24/12) - 1
=	(.981^ 2) -1
=	.963 -1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) X (.037) = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X (.037) = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	[(1 + I) / (1 + J + b)] ^ (N/12) -1
=	[(1 + .06) / (1 + .05)] ^ (24/12) - 1
=	(1.010^ 2) -1
=	1.019 -1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) X .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) X .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that death occurs in Account Year 2, that all of the money is invested in the Sub-Accounts, that no Withdrawals have been made, and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	= $ 80,000.00
Cash Surrender Value*	= $ 74,800.00
Purchase Payments	= $100,000.00
The Basic Death Benefit would therefore be:	= $100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	= $60,000.00
Cash Surrender Value*	= $55,200.00
Adjusted Purchase Payments**	= $75,000.00
The Basic Death Benefit would therefore be:	= $75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000.00 x ($60,000.00 divided by $80,000.00)

APPENDIX D

CALCULATION OF 5% PREMIUM ROLL-UP OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts. No withdrawals are made. The Owner dies in the ninth Account Year. The Account Value on the Death Benefit Date is $135,000, and the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-Up Value *	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

* The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $100,000 = $200,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $150,000 just prior to a $30,000 withdrawal. The Account Value on the Death Benefit Date is $90,000. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$ 90,000
Cash Surrender Value	=	$ 90,000
Total of Adjusted Purchase Payments*	=	$ 80,000
5% Premium Roll-Up Value**	=	$116,000
The Death Benefit Amount would therefore	=	$116,000

* Adjusted Purchase Payments can be calculated as follows: Purchase Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($120,000 divided by $150,000) = $80,000

** The 5% Premium Roll-Up Value is capped at 2 times the Adjusted Purchase Payments. Therefore, the cap = 2 x $80,000 = $160,000.

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APPENDIX E

CALCULATION OF EEB PREMIER OPTIONAL DEATH BENEFIT

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Example 1:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

      -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $135,000 + $15,750 = $150,750.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the owner's 70th birthday.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$115,000
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000

      -- PLUS --

The EEB amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$29,815
45% of the above amount	=	$13,417
Cap of 100% of Adjusted Purchase Payments	=	$85,185
The lesser of the above two amounts = the EEB Premier amount	=	$13,417

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier amount = $115,000 + $13,417 = $128,417.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

** Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal divided by Account Value before withdrawal) = $100,000 x ($115,000 divided by $135,000) = $85,185


APPENDIX F

CALCULATION OF EEB PREMIER PLUS OPTIONAL DEATH BENEFIT


Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

      --PLUS --

The EEB Premier Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
75% of the above amount	=	$ 26,250
Cap of 150% of Adjusted Purchase Payments	=	$150,000
The lesser of the above two amounts = the EEB Premier Plus amount	=	$ 26,250

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Premier Plus amount = $135,000 + $26,250 = $161,250.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."


APPENDIX G

CALCULATION OF EEB PREMIER WITH MAV OPTIONAL DEATH BENEFIT


Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $145,000. Assume death occurs in Account Year 9. In addition, this Contract was issued prior to the owner's 70th birthday. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

      --PLUS--

The EEB Premier with MAV amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier with MAV amount	=	$ 15,750

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Premier with MAV amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."


APPENDIX H

CALCULATION OF EEB PREMIER WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT


Assume a Purchase Payment of $60,000 is made on the Issue Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $145,000. In addition, this Contract was issued prior to the owner's 70th birthday. Assume death occurs in Account Year 9. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$135,000
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$145,000
The Death Benefit Amount would therefore	=	$145,000

      --PLUS--

The EEB Premier amount, calculated as follows:
Account Value before EEB minus
Adjusted Purchase Payments	=	$ 35,000
45% of the above amount	=	$ 15,750
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Premier amount	=	$ 15,750

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Premier amount = $145,000 + $15,750 = $160,750.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
c/o Retirement Products and Services
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TELEPHONE:
Toll Free (888) 786-2435

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche
200 Berkeley Street
Boston, Massachusetts 02116


JUNE 27, 2002


FUTURITY SELECT SEVEN,

REGATTA MASTERS CHOICE

AND

ALL STAR TRADITONS

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Calculation of Performance Data
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Designation and Change of Beneficiary
Custodian
Financial Statements


The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity Select Seven, MFS Regatta Masters Choice, and All Star Traditions Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the Prospectus dated June 27, 2002. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Retirement Products and Services, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (888)-786-2435


The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The Securities and Exchange Commission defines "standardized" total return information to mean Average Annual Total Return, based on a hypothetical initial purchase payment of $1,000 and calculated in accordance with the formula set forth after the table, but presented only for periods subsequent to the date the sub-account was first offered by the separate account.

The table below shows, for various Sub-Accounts of the Variable Account, the Average Annual Total Return for the stated periods (or shorter period indicated in the table), based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the SEC formula. The calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 1.95% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 1.95% and the Average Annual Total Return would be more favorable. For purposes of determining these investment results, the actual investment performance of each Sub-Account is reflected from the date the Sub-Account commenced investment operations in the Variable Account (the "Variable Account Inception Date"). No information is shown for Sub-Accounts that had not commenced operations as of December 31, 2001.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR MFS REGATTA MASTERS CHOICE

PERIOD ENDING DECEMBER 31, 2001
	1 Year	5 Year	10 Year	Variable Account
	Period	Period	or Life (*)	Inception Date

Lord Abbett Series Fund Mid Cap Value			-3.99%	05/01/2001
Lord Abbett Series Fund Growth and Income	-14.92%		3.08%	03/26/1998
MFS/Sun Life Bond - S Class	-2.07%		2.11%	05/05/1998
MFS/Sun Life Capital Appreciation - S Class	-31.83%	3.41%	8.73%	11/30/1989
MFS/Sun Life Capital Opportunities - S Class	-31.51%	7.93%	8.85%	06/03/1996
MFS/Sun Life Emerging Growth - S Class	-40.16%	5.35%	10.08%	05/01/1995
MFS/Sun Life Global Growth - S Class	-26.78%	5.65%	7.65%	11/16/1993
MFS/Sun Life Government Securities - S Class	-2.38%	3.45%	4.03%	11/30/1989
MFS/Sun Life High Yield - S Class	-7.50%	-0.47%	4.66%	11/30/1989
MFS/Sun Life Massachusetts Investors Growth Stock - S Class	-31.46%		0.14%	05/05/1998
MFS/Sun Life Massachusetts Investors Trust - S Class	-23.22%	4.73%	8.55%	10/31/1991
MFS/Sun Life Mid Cap Growth - S Class	-29.92%		-29.30%	08/31/2000
MFS/Sun Life Money Market - S Class	-5.68%	1.44%	1.90%	11/30/1989
MFS/Sun Life New Discovery - S Class	-13.67%		10.09%	05/05/1998
MFS/Sun Life Research - S Class	-28.31%	3.51%	10.05%	11/07/1994
MFS/Sun Life Research International - S Class	-25.04%		-1.20%	05/05/1998
MFS/Sun Life Strategic Growth - S Class	-31.22%		-13.06%	11/01/1999
MFS/Sun Life Strategic Income - S Class	-6.07%		-0.95%	05/06/1998
MFS/Sun Life Total Return - S Class	-8.62%	7.07%	8.44%	11/30/1989
MFS/Sun Life Utilities - S Class	-30.93%	7.29%	9.37%	11/16/1993
MFS/Sun Life Value - S Class	-15.81%		4.53%	05/05/1998
Sun Cap Real Estate Fund	2.47%		8.16%	12/14/1998

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR FUTURITY SELECT SEVEN

PERIOD ENDING DECEMBER 31, 2001
	1 Year	5 Year	10 Year	Variable Account
	Period	Period	or Life (*)	Inception Date

AIM V.I. Capital Appreciation Fund	-30.04%		-0.73%	2/18/1998
AIM V.I. Growth Fund	-39.59%		-6.29%	2/17/1998
AIM V.I. Growth and Income Fund	-29.64%		-3.51%	3/26/1998
AIM V.I. International Growth Fund	-30.27%		-4.46%	2/17/1998
AIM V.I. Premier Equity Fund			-18.09%	5/1/2001
Alliance VP Growth and Income Fund			-14.20%	5/1/2001
Alliance VP Premier Growth Fund			-20.67%	5/1/2001
Alliance VP Quasar Fund			-12.86%	5/1/2001
Alliance VP Technology Fund			-25.08%	5/1/2001
Alliance VP Worldwide Privatization Fund			-20.74%	5/1/2001
Fidelity VIP Contrafund Portfolio			-12.34%	5/1/2001
Fidelity VIP Growth Portfolio			-19.52%	5/1/2001
Fidelity VIP Overseas Portfolio			-25.35%	5/1/2001
Goldman Sachs VIT Capital Growth Fund			-18.25%	5/1/2001
Goldman Sachs VIT CORE U.S. Equity Fund	-19.63%		-0.38%	2/17/1998
INVESCO VIF Dynamics Fund			-25.13%	5/1/2001
INVESCO VIF Small Company Growth Fund			-18.06%	5/1/2001
Lord Abbett Series Fund Growth and Income	-14.92%		3.08%	3/26/1998
Lord Abbett Series Fund International			-26.88%	5/1/2001
Lord Abbett Series Fund Mid Cap Value			-3.99%	5/1/2001
MFS/Sun Life Capital Appreciation S Class	-32.20%	3.14%	8.53%	11/30/1989
MFS/Sun Life Emerging Growth S Class	-40.28%	5.31%	10.03%	5/1/1995
MFS/Sun Life Government Securities S Class	-2.30%	3.49%	4.06%	11/30/1989
MFS/Sun Life High Yield S Class	-7.37%	-0.36%	4.73%	11/30/1989
MFS/Sun Life Massachusetts Investors Growth Stock S Class	-31.46%		0.05%	5/6/1998
MFS/Sun Life Massachusetts Investors Trust S Class	-23.26%	4.72%	8.55%	10/31/1991
MFS/Sun Life New Discovery S Class	-13.70%		10.12%	5/6/1998
MFS/Sun Life Total Return S Class	-8.66%	7.06%	8.45%	11/30/1989
MFS/Sun Life Utilities S Class	-30.83%	7.39%	9.48%	11/16/1993
Rydex VT Nova Fund			-23.35%	5/1/2001
Rydex VT OTC Fund			-26.31%	5/1/2001
SC Davis Financial Fund	-14.81%		-3.20%	7/17/2000
SC Davis Venture Value Fund	-18.43%		-14.60%	7/17/2000
SC INVESCO Energy Fund			-21.14%	5/1/2001
SC INVESCO Health Sciences Fund			-6.10%	5/1/2001
SC INVESCO Technology Fund			-34.12%	5/1/2001
SC INVESCO Telecommunications Fund			-48.53%	5/1/2001
SC Neuberger Berman Mid Cap Growth Fund			-19.63%	5/1/2001
SC Neuberger Berman Mid Cap Value Fund			-9.21%	5/1/2001
SC Value Equity Fund	-11.16%		-0.37%	7/17/2000
SC Value Managed Fund	-14.33%		-2.56%	7/17/2000
SC Value Mid Cap Fund	-2.69%		-0.39%	7/17/2000
SC Value Small Cap Fund	-0.81%		13.63%	7/17/2000
SC Blue Chip Mid Cap Fund	-11.80%		14.49%	9/13/1999
SC Investors Foundation Fund	-16.01%		-6.70%	9/13/1999
SC Select Equity Fund	-23.52%		-7.27%	9/13/1999
Sun Capital Investment Grade Bond Fund	-2.33%		0.89%	12/14/1998
Sun Capital Money Market Fund	-5.62%		0.34%	12/14/1998
Sun Capital Real Estate Fund	2.47%		8.16%	12/14/1998

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR ALL-STAR TRADITIONS

PERIOD ENDING DECEMBER 31, 2001
	1 Year	5 Year	10 Year	Variable Account
	Period	Period	or Life (*)	Inception Date

AIM V.I. Capital Appreciation Fund	-30.04%		-0.73%	2/18/1998
AIM V.I. International Growth Fund	-30.27%		-4.46%	2/17/1998
AIM V.I. Premier Equity Fund			-18.09%	5/1/2001
Alliance VP Growth and Income Fund			-14.20%	5/1/2001
Alliance VP Premier Growth Fund			-20.67%	5/1/2001
Alliance VP Technology Fund			-25.08%	5/1/2001
Alliance VP Worldwide Privatization Fund			-20.74%	5/1/2001
Rydex VT OTC Fund			-26.31%	5/1/2001

(*) From commencement of investment operations.

The Average Annual Total Return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, in accordance with the following formula:

                             n
                          P(l + T) ^ n = ERV

Where:

P =	a hypothetical initial Purchase Payment of $1,000
T =	average annual total return for the period
n =	number of years
ERV =	redeemable value (as of the end of the period) of a hypothetical $1,000 Purchase Payment made at the beginning of the 1-year, 5-year, or 10-year period (or fractional portion thereof)

The formula assumes that: (1) all recurring fees have been deducted from the Participant's Account; (2) all applicable non-recurring Contract charges are deducted at the end of the period, and (3) there will be a full surrender at the end of the period.

The $50 annual Account Fee will be allocated among the Sub-Accounts so that each Sub-Account's allocated portion of the Account Fee is proportional to the percentage of the number of Individual Contracts and Certificates that have amounts allocated to that Sub-Account. Because the impact of the Account Fee on a particular Contract may differ from those assumed in the computation due to differences between actual allocations and the assumed ones, the total return that would have been experienced by an actual Contract over these same time periods may have been different from that shown above.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

The tables below show, for various Sub-Accounts of the Variable Account, Non-Standardized Average Annual Total Return for the periods indicated, based upon a hypothetical initial Purchase Payment of $1,000, calculated in accordance with the formula set out under "Standardized Average Annual Total Return." This calculation assumes that you are age 76 or older on the Open Date and you have selected the EEB Premier Plus optional death benefit rider for total maximum insurance charges of 1.95% of the average daily net assets in your Variable Account. If you are age 75 or younger on the Open Date or if you select the Basic Death Benefit or a less expensive optional death benefit rider, your insurance charges would be less than 1.95% and the non-standardized performance would be more favorable.

For purposes of determining these investment results, the actual investment performance of each Fund is reflected from the date each Fund commenced operations ("Fund Inception Date").

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR MFS REGATTA MASTERS CHOICE

PERIOD ENDING DECEMBER 31, 2001
	1 Year	5 Year	10 Year	Fund
	Period	Period	or Life (*)	Inception Date

Lord Abbett Series Fund Mid Cap Value	5.93%		21.18%	9/15/1999
Lord Abbett Series Fund Growth and Income	-8.55%	9.97%	11.92%	12/11/1989
MFS/Sun Life Bond - S Class	5.41%		3.91%	5/5/1998
MFS/Sun Life Capital Appreciation - S Class	-26.94%	4.47%	8.89%	8/13/1985
MFS/Sun Life Capital Opportunities - S Class	-26.59%	8.85%	9.52%	6/3/1996
MFS/Sun Life Emerging Growth - S Class	-35.99%	6.34%	10.50%	5/1/1995
MFS/Sun Life Global Growth - S Class	-21.44%	6.65%	7.87%	11/16/1993
MFS/Sun Life Government Securities - S Class	5.07%	4.57%	4.27%	8/12/1985
MFS/Sun Life High Yield - S Class	-0.49%	0.66%	4.86%	8/13/1985
MFS/Sun Life Massachusetts Investors Growth Stock - S Class	-26.53%		1.85%	5/5/1998
MFS/Sun Life Massachusetts Investors Trust - S Class	-17.58%	5.75%	8.74%	12/5/1986
MFS/Sun Life Mid Cap Growth - S Class	-24.86%		-25.36%	8/31/2000
MFS/Sun Life Money Market - S Class	1.49%	2.60%	2.17%	8/29/1985
MFS/Sun Life New Discovery - S Class	-7.20%		11.59%	5/5/1998
MFS/Sun Life Research - S Class	-23.11%	4.58%	10.23%	11/7/1994
MFS/Sun Life Research International - S Class	-19.55%		0.50%	5/5/1998
MFS/Sun Life Strategic Growth - S Class	-26.27%		-10.29%	11/1/1999
MFS/Sun Life Strategic Income - S Class	1.07%		0.79%	5/6/1998
MFS/Sun Life Total Return - S Class	-1.71%	8.04%	8.64%	5/16/1988
MFS/Sun Life Utilities - S Class	-25.96%	8.22%	9.58%	11/16/1993
MFS/Sun Life Value - S Class	-9.52%		6.23%	5/5/1998
Sun Cap Real Estate Fund	10.36%		9.68%	12/7/1998

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR FUTURITY SELECT SEVEN

PERIOD ENDING DECEMBER 31, 2001
	1 Year	5 Year	10 Year	Fund
	Period	Period	or Life (*)	Inception Date

AIM V.I. Capital Appreciation Fund	-24.99%	3.69%	9.31%	5/5/1993
AIM V.I. Growth Fund	-35.36%	1.61%	6.44%	5/5/1993
AIM V.I. Growth and Income Fund	-24.55%	4.93%	8.93%	5/2/1994
AIM V.I. International Growth Fund	-25.23%	-0.72%	4.51%	5/5/1993
AIM V.I. Premier Equity Fund	-14.47%	7.27%	10.91%	5/5/1993
Alliance VP Growth and Income Fund	-1.80%	12.15%	12.38%	1/14/1991
Alliance VP Premier Growth Fund	-19.01%	10.13%	13.15%	6/26/1992
Alliance VP Quasar Fund	-14.56%	-0.55%	0.48%	8/5/1996
Alliance VP Technology Fund	-26.91%	10.00%	9.71%	1/11/1996
Alliance VP Worldwide Privatization Fund	-18.90%	2.18%	4.80%	9/23/1994
Fidelity VIP Contrafund Portfolio	-14.19%	8.14%	13.40%	1/3/1995
Fidelity VIP Growth Portfolio	-19.48%	9.32%	11.10%	10/9/1986
Fidelity VIP Overseas Portfolio	-22.75%	0.63%	3.77%	1/28/1987
Goldman Sachs VIT Capital Growth Fund	-16.13%		1.49%	4/30/1998
Goldman Sachs VIT CORE U.S. Equity Fund	-13.67%		1.29%	2/13/1998
INVESCO VIF Dynamics Fund	-32.52%		3.69%	8/25/1997
INVESCO VIF Small Company Growth Fund	-20.16%		8.06%	8/25/1997
Lord Abbett Series Fund Growth and Income	-8.55%	9.97%	11.92%	12/11/1989
Lord Abbett Series Fund International	-28.17%		-15.53%	9/15/1999
Lord Abbett Series Fund Mid Cap Value	5.93%		21.18%	9/15/1999
MFS/Sun Life Capital Appreciation S Class	-26.98%	4.46%	8.92%	6/12/1985
MFS/Sun Life Emerging Growth S Class	-36.06%	6.32%	10.49%	5/1/1995
MFS/Sun Life Government Securities S Class	5.14%	4.57%	4.27%	6/12/1985
MFS/Sun Life High Yield S Class	-0.46%	0.67%	4.85%	6/12/1985
MFS/Sun Life Massachusetts Investors Growth Stock S Class	-26.53%		1.76%	5/6/1998
MFS/Sun Life Massachusetts Investors Trust S Class	-17.61%	5.74%	8.73%	11/14/1986
MFS/Sun Life New Discovery S Class	-7.22%		11.61%	5/6/1998
MFS/Sun Life Total Return S Class	-1.74%	8.03%	8.64%	5/11/1988
MFS/Sun Life Utilities S Class	-26.03%	8.20%	9.56%	11/16/1993
Rydex VT Nova Fund	-25.08%		2.28%	5/7/1997
Rydex VT OTC Fund	-36.45%		8.64%	5/7/1997
SC Davis Financial Fund	-8.42%		1.99%	7/17/2000
SC Davis Venture Value Fund	-12.36%		-10.11%	7/17/2000
SC INVESCO Energy Fund			-15.31%	5/1/2001
SC INVESCO Health Sciences Fund			1.04%	5/1/2001
SC INVESCO Technology Fund			-29.42%	5/1/2001
SC INVESCO Telecommunications Fund			-45.08%	5/1/2001
SC Neuberger Berman Mid Cap Growth Fund			-13.66%	5/1/2001
SC Neuberger Berman Mid Cap Value Fund			-2.34%	5/1/2001
SC Value Equity Fund	-4.46%		4.98%	7/17/2000
SC Value Managed Fund	-7.90%		2.66%	7/17/2000
SC Value Mid Cap Fund	4.74%		4.98%	7/17/2000
SC Value Small Cap Fund	6.79%		19.10%	7/17/2000
SC Blue Chip Mid Cap Fund	-5.16%		17.86%	9/1/1999
SC Investors Foundation Fund	-9.74%		-3.16%	9/1/1999
SC Select Equity Fund	-17.89%		-3.80%	9/1/1999
Sun Capital Investment Grade Bond Fund	5.14%		3.27%	12/7/1998
Sun Capital Money Market Fund	1.56%		2.67%	12/7/1998
Sun Capital Real Estate Fund	10.36%		9.68%	12/7/1998

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR ALL-STAR TRADITIONS

PERIOD ENDING DECEMBER 31, 2001
	1 Year	5 Year	10 Year	Fund
	Period	Period	or Life (*)	Inception Date

AIM V.I. Capital Appreciation Fund	-24.99%	3.69%	9.31%	5/5/1993
AIM V.I. International Growth Fund	-25.23%	-0.72%	4.51%	5/5/1993
AIM V.I. Premier Equity Fund	-14.47%	7.27%	10.91%	5/5/1993
Alliance VP Growth and Income Fund	-1.80%	12.15%	12.38%	1/14/1991
Alliance VP Premier Growth Fund	-19.01%	10.13%	13.15%	6/26/1992
Alliance VP Technology Fund	-26.91%	10.00%	9.71%	1/11/1996
Alliance VP Worldwide Privatization Fund	-18.90%	2.18%	4.80%	9/23/1994
Rydex VT OTC Fund	-36.45%		8.64%	5/7/1997

(*) From commencement of investment operations.

The Variable Account may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and sports. Such results may be computed on a "cumulative" and/or "annualized" basis.

"Cumulative" quotations are arrived at by calculating the change in the Accumulation Unit value of a Sub-Account between the first and last day of the base period being measured, and expressing the difference as a percentage of the Accumulation Unit value at the beginning of the base period.

"Annualized" quotations (described in the following table as "Compound Growth Rate") are calculated by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, the 0.15% distribution fee, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00005395 (the daily equivalent of the current maximum charge of 1.95% on an annual basis) gives a net investment factor of 1.00322166. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6114820 (14.5645672 X 1.00322116).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845638 (12.3456789 X 1.00323092 (the Net Investment Factor based on the daily equivalent of maximum annuity phase charge of 1.60% on an annual basis) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845638. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5645672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3845638).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.50% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation in the Application will remain in effect until changed.

Subject to the rights of an irrevocably designated Beneficiary, you may change or revoke the designation of Beneficiary by filing the change or revocation with us in the form we require. The change or revocation will not be binding on us until we receive it. When we receive it, the change or revocation will be effective as of the date on which it was signed, but the change or revocation will be without prejudice to us on account of any payment we make or any action we take before receiving the change or revocation.

Please refer to the terms of your particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

FINANCIAL STATEMENTS

The Financial Statements of Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F for the year ended December 31, 2001 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

For the years ended December 31, 2001, 2000 and 1999

	2001	2000	1999

Revenues
Premiums and annuity considerations	$ 41	$ 45	$ 45
Net investment income	282	288	365
Net realized investment gains (losses)	24	(20)	2
Fee and other income	284	298	218

Total revenues	631	611	630

Benefits and expenses
Policyowner benefits	309	338	335
Other operating expenses	152	165	101
Amortization of deferred policy acquisition costs	121	124	68

Total benefits and expenses	582	627	504

Income (loss) from operations	49	(16)	126

Interest expense	94	45	43

Income (loss) before income tax expense and discontinued
operations	(45)	(61)	83

Income tax expense (benefit):
Federal	(26)	(62)	29
State	(1)	(2)	-

Income tax expense (benefit)	(27)	(64)	29

Net income (loss) from continuing operations before
cumulative effect of change in accounting principle	(18)	3	54

Cumulative effect of change in accounting principle, net of tax	5	-	-

Net income (loss) from continuing operations	(13)	3	54

Net loss on disposal of subsidiaries, after tax	-	-	(12)

Discontinued operations	-	-	1

Net income (loss)	$ (13)	$ 3	$ 43

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED BALANCE SHEETS

(in millions except share data)

December 31, 2001 and 2000
ASSETS	2001	2000
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $2,040 and $2,455 in 2001 and 2000, respectively)	$ 2,098	$ 2,501
Trading fixed maturities at fair value (amortized cost of $1,020 and $636 in 2001 and 2000, respectively)	1,041	648
Subordinated note from affiliate held-to-maturity (fair value of $620 and $546 in 2001 and 2000, respectively)	600	600
Short-term investments	103	112
Mortgage loans	915	846
Real estate	84	78
Policy loans	43	42
Other invested assets	67	75
Total investments	4,951	4,902

Cash and cash equivalents	180	390
Accrued investment income	64	65
Deferred policy acquisition costs	766	762
Outstanding premiums	4	3
Other assets	112	62
Separate account assets	16,233	17,874

Total assets	$ 22,310	$ 24,058

LIABILITIES

Future contract and policy benefits	$ 691	$ 715
Contractholder deposit funds and other policy liabilities	3,146	3,313
Unearned revenue	12	5
Accrued expenses and taxes	116	53
Deferred federal income taxes	99	41
Long-term debt payable to affiliates	565	565
Partnership Capital Securities	608	608
Other liabilities	108	123
Separate account liabilities	16,233	17,874

Total liabilities	21,578	23,297

Commitments and contingencies - Note 15

STOCKHOLDER'S EQUITY

Common stock, $1,000 par value - 10,000 shares authorized; 6,437 shares issued and outstanding in 2001 and 2000	$ 6	$ 6
Additional paid-in capital	265	265
Accumulated other comprehensive income	38	39
Retained earnings	423	451

Total stockholder's equity	732	761

Total liabilities and stockholder's equity	$ 22,310	$ 24,058

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

For the years ended December 31, 2001, 2000, and 1999

	2001	2000	1999

Net income	$ (13)	$ 3	$ 43
Other comprehensive income
Net change in unrealized holding gains (losses) on
available-for-sale securities, net of tax	(1)	31	(69)
Other comprehensive income	(1)	31	(69)

Comprehensive income	$ (14)	$ 34	$ (26)

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

(in millions)

For the years ended December 31, 2001, 2000, and 1999
			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 1998	$ 6	$ 199	$ 77	$ 495	$ 777

Comprehensive income:
Net income				43	43
Dividends declared				(80)	(80)
Other comprehensive income
(loss)			(69)		(69)

Balance at December 31, 1999	6	199	8	458	671

Comprehensive income:
Net income				3	3
Dividends declared				(10)	(10)
Additional paid in capital		66			66
Other comprehensive income			31		31

Balance at December 31, 2000	6	265	39	451	761

Comprehensive income:
Net income (loss)				(13)	(13)
Dividends declared				(15)	(15)
Other comprehensive income
(loss)			(1)		(1)

Balance at December 31, 2001	$ 6	$ 265	$ 38	$ 423	$ 732

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Operating Activities:
Net income (loss) from continuing operations	$ (13)	$ 3	$ 54
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of discount and premiums	3	(1)	(1)
Depreciation and amortization	2	3	4
Net realized (gains) losses on investments	(24)	20	(2)
Net unrealized gains on trading fixed maturities	(9)	(13)	-
Interest credited to contractholder deposits	176	196	216
Deferred federal income taxes	56	(53)	15
Cumulative effect of change in accounting principle, net of tax	(5)	-	-
Cash dividends from subsidiaries	-	-	19
Changes in assets and liabilities:
Deferred acquisition costs	(17)	(83)	(88)
Accrued investment income	2	(6)	11
Other assets	(46)	15	(75)
Future contract and policy benefits	(23)	(15)	(8)
Other, net	55	39	72
Net cash provided by operating activities	157	105	217

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	1,251	1,002	1,241
Trading fixed maturities	379	187	-
Subsidiaries	-	-	57
Other invested assets	4	-	-
Mortgage loans	112	209	386
Real estate	10	36	3
Purchases of:
Available-for-sale fixed maturities	(823)	(738)	(615)
Trading fixed maturities	(751)	(821)	-
Subsidiaries	(5)	-	-
Other invested assets	(1)	(2)	(7)
Mortgage loans	(185)	(122)	(345)
Real estate	(16)	(15)	(2)
Changes in other investing activities, net	1	3	3
Net change in policy loans	-	(1)	2
Net change in short-term investments	9	34	156

Net cash provided by (used in) investing activities	(15)	(228)	879

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

For the years ended December 31, 2001, 2000 and 1999
	2001	2000	1999

Cash Flows From Financing Activities:
Deposits to contractholder deposit funds	1,557	1,962	1,537
Withdrawals from contractholder deposit funds	(1,894)	(1,988)	(2,268)
Dividends paid to stockholder	(15)	(10)	(80)
Net cash used in financing activities	(352)	(36)	(811)

Net change in cash and cash equivalents	(210)	(160)	285

Cash and cash equivalents, beginning of year	390	550	265

Cash and cash equivalents, end of year	$ 180	$ 390	$ 550

Supplemental Cash Flow Information
Interest paid	$ 94	$ 43	$ 43
Income taxes paid	11	64	6

Non-cash Transaction

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its 100% ownership in Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the "Company") was incorporated in 1970 as a life insurance company domiciled in the state of Delaware. As of December 31, 2000, the Company was licensed in 48 states and certain other territories. Effective January 31, 2001, the Company became authorized to do business in 49 states. In addition, the Company's wholly-owned insurance subsidiary, Sun Life Insurance and Annuity Company of New York, is licensed in New York. The Company and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual fixed and variable annuities, group fixed and variable annuities, group pension contracts, guaranteed investment contracts, group life and disability insurance, insurance third party administration, and other asset management services.

The Company is a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. Sun Life Assurance Company of Canada is a life insurance company domiciled in Canada that reorganized from a mutual life insurance company to a stock life insurance company on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc., is now the ultimate parent of Sun Life Assurance Company of Canada and the Company.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stockholder-owned life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2001, the Company owned all of the outstanding shares of Sun Life Insurance and Annuity Company of New York, Sun Life of Canada (U.S.) Distributors, Inc., Sun Life Financial Services Limited, Sun Benefit Services Company, Inc., Sun Capital Advisers, Inc., Sun Life of Canada (U.S.) SPE 97-I, Inc., Sun Life of Canada (U.S.) Holdings General Partner, Inc., Vision Financial Corporation and Clarendon Insurance Agency, Inc. The results are also consolidated with Sun Life of Canada Funding, LLC, which is owned by a trust sponsored by the Company and Sun Life of Canada (U.S.) Limited Partnership I, for which Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner.

Sun Life Insurance and Annuity Company of New York is engaged in the sale of individual fixed and variable annuity contracts and group life, disability insurance and stop loss contracts in its state of domicile, New York. Sun Life of Canada (U.S.) Distributors, Inc. is a registered investment adviser and broker-dealer. Sun Life Financial Services Limited serves as the marketing administrator for the distribution of the offshore products of Sun Life Assurance Company of Canada, an affiliate. Sun Capital Advisers, Inc. is a registered investment adviser. Sun Life of Canada (U.S.) SPE 97-I, Inc. was organized for the purpose of engaging in activities incidental to securitizing mortgage loans. Sun Life of Canada (U.S.) Holdings General Partner, Inc. is the sole general partner of Sun Life of Canada (U.S.) Limited Partnership I. Clarendon Insurance Agency, Inc. is a registered broker-dealer that acts as the general distributor of certain annuity and life insurance contracts issued by the Company and its affiliates. As of December 31, 2001, Sun Benefit Services Company, Inc. was inactive. Sun Life of Canada Funding, LLC was organized for the purpose of engaging in activities incidental to establishing the new guaranteed investment products of the Company. Sun Life of Canada (U.S.) Limited Partnership I was established to purchase subordinated debentures issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., and to issue Partnership Capital Securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On March 12, 2001, the Company purchased Vision Financial Corporation for approximately $5.0 million and acquired approximately $1.6 million of goodwill. Vision Financial Corporation, based in Keene, N.H., is a third-party administrator that specializes in the administration of insurance products sold at the worksite. The Company has recorded the acquisition using the purchase method of accounting. The results of operations of Vision Financial Corporation for the years ended December 31, 2001 and 2000 were not material to the consolidated financial statements.

In June 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. Sun Life Information Services Ireland, Limited provides information systems development services to Sun Life Assurance Company of Canada and its subsidiaries.

During 1999, the Company sold two of its subsidiaries, Massachusetts Casualty Insurance Company ("MCIC") (sold February 1999) and New London Trust F.S.B. ("NLT") (sold October 1999). MCIC is a life insurance company that issues only individual disability income policies. NLT is a federally chartered savings bank, which grants commercial, residential real estate and installment loans. The results of operations of MCIC and NLT are reported as discontinued operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain amounts in the prior years' financial statements have been reclassified to conform to the 2001 presentation.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, off balance sheet financial instruments, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short-term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity, trading, or available-for-sale. In order for the security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost adjusted for amortization of premiums, and accretion of discounts. Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading. Securities that do not meet this criterion are classified as available-for-sale. Available-for-sale securities are carried at aggregate fair value with changes in unrealized gains or losses reported net of policyholder related amounts and of deferred income taxes in a separate component of other comprehensive income. Trading securities are carried at aggregate fair value with changes in unrealized gains or losses reported as a component of net investment income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment and liquidity characteristics. All security transactions are recorded on a trade date basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment write-down on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure. Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

Other invested assets consist primarily of leveraged leases and tax credit partnerships.

The Company uses derivative financial instruments including swaps and options as a means of hedging exposure to interest rate, currency and equity price risk.

Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principal and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed quarterly and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Also included in other assets are assets pledged as collateral for open derivative contracts (See "Derivatives" section of Note 3 of the consolidated financial statements.) Reinsurance receivables from reinsurance ceded are also included in other assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for traditional life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

REVENUE AND EXPENSES

Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group life and group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Other than deferred policy acquisition costs, benefits and expenses related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For universal life-type and investment-type contracts, benefits include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

INCOME TAXES

The Company and its subsidiaries participate in a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes". These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments, and are generally not chargeable with liabilities that arise from any other business of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the contractholder.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities including fair value hedges and cash flow hedges. All derivatives, whether designated in hedging relationships or not, will be required to be recorded on the balance sheet at fair value. For a derivative that does not qualify as a hedge, changes in fair value will be recognized in earnings.

The Company applied SFAS No. 133, as amended by SFAS No. 137 and SFAS No. 138, on January 1, 2001. As a result, the Company recorded as a change in accounting principle in the accompanying consolidated statements of income, a cumulative transition adjustment of $5.2 million, net of tax, that increased earnings relating to embedded derivatives. Prior to the adoption of SFAS No. 133, the Company had been recognizing changes in fair value of derivatives in earnings; however, embedded derivatives in insurance contracts had not been accounted for separately.

During 2001, the Company adopted the requirements of Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 102, "Selected Loan Loss Allowance and Documentation Issues". The adoption of SAB No. 102 had no material effect on the Company's financial position or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. The Company adopted EITF No. 99-20 in June 2001; it had no material impact on the Company's financial condition or results of operations.

In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. Adoption of this standard did not have a material effect on the Company's financial position or results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In July 2001, the FASB issued SFAS No. 141, "Business Combinations," and SFAS No. 142, "Goodwill and Other Intangible Assets". These Statements will change the accounting for business combinations and goodwill in two significant ways. First, SFAS No. 141 requires that the purchase method of accounting be used for all business combinations completed after June 30, 2001. Use of the pooling-of-interests method will be prohibited. Second, SFAS No. 142 changes the accounting for goodwill from an amortization method to an impairment-only approach. Thus, amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of that Statement, which for companies with calendar year ends, will be January 1, 2002. Adopting SFAS No. 141 and SFAS No. 142 is not expected to have a material impact on the Company.

Also in July 2001, the FASB issued SFAS No. 143, "Accounting for Asset Retirement Obligations," which relates to financial accounting and reporting of obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. SFAS No. 143 is effective for financial statements issued for fiscal years beginning after June 15, 2002. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". This statement supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of." SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001. The Company believes that adoption of this statement will not have a material effect on the Company's financial position or results of operations.

In September 2001, the EITF discussed Issue No. 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001" which gives accounting guidance and recommended disclosures. Following this guidance, the Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there were no material claims exposure to the Company. The national tragedy of September 11, 2001 has also had an adverse impact on the airline, hotel and hospitality businesses. Although the Company has investments associated with these industries, it has determined that there are no current recoverability issues. The Company will continue to monitor these investments to determine if any adjustments for other-than-temporary declines due to the decrease in market value are necessary.

The FASB is currently deliberating the issuance of an interpretation of SFAS No. 94, "Consolidation of All Majority-Owned Subsidiaries", to provide additional guidance to assist companies in identifying and accounting for special purpose entities ("SPEs") including when SPEs should be consolidated by the investor. The interpretation would introduce a concept that consolidation would be required by the primary beneficiary of the activities of an SPE unless the SPE can meet certain substantive independent economic substance criteria. It is not possible to determine at this time what conclusions will be included in the final interpretation; however, the result could impact the accounting treatment of these entities.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

On February 11, 1999, two notes previously issued to the Company by Massachusetts Financial Services Company ("MFS"), an affiliate, were combined into a new note with a February 11, 2000 maturity date. The original notes were each issued for $110,000,000. One note was issued on February 11, 1998 at an interest rate of 6.0% and a due date of February 11, 1999. The other note was issued on December 22, 1998 at an interest rate of 5.55% and a due date of February 11, 1999. These two notes and an additional $10,000,000 were combined into a new note of $230,000,000 with a floating interest rate based on the six-month LIBOR rate plus 25 basis points. The $230,000,000 note was repaid to the Company on December 21,1999.

On December 31, 1998, the Company had an additional $20,000,000 investment in notes issued by MFS, scheduled to mature in 2000. These notes were repaid to the Company on December 21, 1999.

On January 14, 2000, the Company purchased two separate $100,000,000 notes from MFS, one with an interest rate of 8.60% due August 11, 2004, and the other with an interest rate of 7.93% due August 11, 2003. On November 1, 2000, MFS repaid the $100,000,000 note with an original maturity of August 11, 2003.

On February 5, 1999, the Company sold MCIC to an unaffiliated company. The net proceeds of this sale were $33,965,000. The Company realized a loss of $25,465,000 net of a $14,482,000 tax benefit.

On October 29, 1999, the Company sold NLT to an unaffiliated company for $30,254,000. The Company realized a gain of $13,170,000 after taxes of $10,186,000.

On December 22, 1999, the Company acquired twenty-eight mortgages from Sun Life Assurance Company of Canada for a total cost of $118,092,000.

On June 27, 2000, the Company sold Sun Life Information Services Ireland, Limited to Sun Life Assurance Company of Canada. The Company realized a pretax gain of $451,000 on the sale.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its ownership in all 200 shares issued and outstanding of Sun Life of Canada (U.S.) Holdings General Partner, Inc. to the Company in exchange for 537 shares of the Company's common stock totaling $537,000 plus $65,520,000 of additional paid in capital. As a result of the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. on December 21, 2000, and its ownership interest in Sun Life of Canada (U.S.) Limited Partnership I, the Company became the owner of a $600,000,000 8.526% subordinated debenture due May 6, 2027 issued by the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc. The Company also assumed the liability of the Partnership Capital Securities issued to Sun Life of Canada (U.S.) Capital Trust I, a Delaware business trust sponsored by the Company's parent. Partnership Capital Securities issued of $600,010,000 accrue interest at 8.526% and have no scheduled maturity date. These Partnership Capital Securities, which represent the limited partner interest of Sun Life (U.S.) Limited Partnership I, may be redeemed on or after May 6, 2027. The Company is accounting for the acquisition of Sun life of Canada (U.S.) General Partner, Inc. using the purchase method of accounting.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The following proforma statements of income for the years ended December 31, 2000 and 1999 illustrate the Company's results of operations as if the acquisition of Sun Life of Canada (U.S.) Holdings General Partner, Inc. took place at the beginning of the year, respectively.

	Proforma	Proforma
	2000	1999

Revenues
Premiums and annuity considerations	$ 45	$ 45
Net investment income	339	420
Net realized investment gains (losses)	(20)	2
Fee and other income	298	218

Total revenues	662	685

Benefits and expenses
Policyowner benefits	338	335
Other operating expenses	165	101
Amortization of deferred policy acquisition costs	124	68

Total benefits and expenses	627	504

Income (loss) from operations	35	181

Interest expense	95	95

Income (loss) before income tax expense and discontinued
operations	(60)	86

Income tax expense (benefit):
Federal	(62)	30
State	(2)	-

Income tax expense (benefit)	(64)	30

Net income from continuing operations	4	56.0

Net loss on disposal of subsidiaries, after tax	-	(12.3)

Discontinued operations	-	1.0

Net income	$ 4	$ 44.7

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

2. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

During 2001, 2000, and 1999 the Company declared and paid dividends in the amount of $15,000,000, $10,000,000, and $80,000,000, respectively, to its parent, Sun Life of Canada (U.S.) Holdings, Inc.

The Company and its subsidiaries have management services agreements with Sun Life Assurance Company of Canada which provide that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $40,290,000 in 2001, $31,857,000 in 2000, and $30,745,000 in 1999.

The Company leases office space to Sun Life Assurance Company of Canada under lease agreements with terms expiring in September, 2005 and options to extend the terms for each of twelve successive five year terms at fair market rental not to exceed 125% of the fixed rent for the term which is ending. Rent received by the Company under the leases amounted to approximately $8,773,000, $7,976,000, and $6,943,000 in 2001, 2000 and 1999, respectively.

As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

The Company has accrued $4,259,000 for unpaid interest on surplus notes held by an affiliate at December 31, 2001 and 2000, respectively. The Company expensed $43,266,000 for interest on these surplus notes for the years ended December 31, 2001, 2000 and 1999, respectively.

On December 21, 2000, the Company's parent, Sun Life of Canada (U.S.) Holdings, Inc., transferred its $350,000,000 Sun Life Assurance Company of Canada subordinated note to Sun Canada Financial Co., an affiliate, in the form of additional capitalization. On the same day, Sun Canada Financial Co. transferred its ownership in the Company's surplus notes totaling $315,000,000 to Sun Life of Canada (U.S.) Holdings, Inc. in the form of a dividend. As a result, the Company had $565,000,000 of surplus notes issued to its parent, Sun Life of Canada (U.S.) Holdings Inc., as of December 31, 2000. In October 2001, Sun Life of Canada (U.S.) Holdings, Inc transferred its ownership in the Company's surplus notes totaling $565,000,000 to Sun Life Financial (U.S.) Finance, Inc., an affiliate of the Company, at book value.

The following table lists the details of the surplus notes outstanding (in 000's) owned by Sun Life Financial (U.S.) Finance, Inc.:

Principal	Maturity	Rate

$ 150,000	12/15/07	6.625%
150,000	12/15/15	7.250%
7,500	12/15/15	6.125%
7,500	12/15/07	5.750%
250,000	11/06/27	8.625%
$ 565,000

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of fixed maturities were as follows (in 000's):

	December 31, 2001
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 111,804	$ 5,905	$ (1,113)	$ 116,596
States, provinces and political subdivisions	4,794	239	-	5,033
Mortgage-backed securities	149,138	3,735	(2,290)	150,583
Public utilities	340,386	20,167	(4,141)	356,412
Transportation	219,793	7,486	(15,348)	211,931
Finance	263,273	7,180	(2,144)	268,309
Corporate	950,496	53,665	(15,238)	988,923

Total available-for-sale fixed maturities	$ 2,039,684	$ 98,377	$ (40,274)	$ 2,097,787

Trading fixed maturities:
States, provinces and political subdivisions	$ 2,750	$ 364	$ -	$ 3,113
Mortgage-backed securities	47,067	983	(12)	48,038
Public utilities	154,402	5,381	(2,547)	157,236
Transportation	107,660	4,110	(2,790)	108,980
Finance	219,314	10,765	(1,370)	228,709
Corporate	488,980	15,704	(9,270)	495,413

Total trading fixed maturities	$ 1,020,173	$ 37,307	$ (15,989)	$ 1,041,489

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ 19,656	$ -	$ 619,656

Total held-to-maturity fixed maturities	$ 600,000	$ 19,656	$ -	$ 619,656

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

	December 31, 2000
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 183,733	$ 8,286	$ (68)	$ 191,951
States, provinces and political subdivisions	22,515	653	-	23,168
Mortgage-backed securities	123,113	2,132	(317)	124,928
Public utilities	286,744	12,805	(5,914)	293,635
Transportation	245,675	13,406	(3,821)	255,260
Finance	299,440	8,141	(5,761)	301,820
Corporate	1,293,302	52,597	(35,271)	1,310,628

Total available-for-sale fixed maturities	$ 2,454,522	$ 98,020	$ (51,152)	$2,501,390

Trading fixed maturities:
United States treasury securities, U.S. Government and
agency securities	$ 500	$ 1	$ -	$ 501
Mortgage-backed securities	18,281	556	(156)	18,681
Public utilities	30,918	1,293	(243)	31,968
Transportation	97,900	3,218	(266)	100,852
Finance	159,250	5,470	(348)	164,372
Corporate	328,662	9,116	(5,975)	331,803

Total trading fixed maturities	$ 635,511	$ 19,654	$ (6,988)	$ 648,177

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc.,
8.526% subordinated debt, due 2027	$ 600,000	$ -	$ (53,888)	$ 546,112

Total held-to-maturity fixed maturities	$ 600,000	$ -	$ (53,888)	$ 546,112

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

	December 31, 2001
	Amortized Cost	Estimated Fair Value

Maturities of available-for-sale fixed securities:
Due in one year or less	$ 248,948	$ 246,958
Due after one year through five years	537,953	551,789
Due after five years through ten years	437,668	462,069
Due after ten years	515,561	535,687
Subtotal - Maturities available-for-sale	$ 1,740,130	$ 1,796,503
Asset-backed securities	299,554	301,284
Total Available-for-sale	$ 2,039,684	$ 2,097,787

Maturities of trading fixed securities:
Due in one year or less	$ -	$ -
Due after one year through five years	324,617	330,534
Due after five years through ten years	412,623	425,677
Due after ten years	216,473	217,647
Subtotal - Maturities of trading	$ 953,713	$ 973,858
Asset-backed securities	66,460	67,631
Total Trading	$ 1,020,173	$ 1,041,489

Maturities of held-to-maturity fixed securities:
Due after ten years	$ 600,000	$ 619,656

Gross gains of $15,457,000, $9,056,000 and $12,496,000 and gross losses of $6,966,000, $24,018,000, and $7,646,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2001, 2000, and 1999, respectively.

Fixed maturities with an amortized cost of approximately $3,173,000 and $2,991,000 at December 31, 2001 and 2000 respectively, were on deposit with Federal and State governmental authorities as required by law.

Bonds that have been pledged to collateralize open derivative contracts at December 31, 2001 are excluded from fixed maturities and are included with other assets.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED)

As of December 31, 2001 and 2000, 96% and 98%, respectively, of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized rating agencies. During 2001 and 2000, the Company incurred realized losses totaling $5,500,000 and $14,956,000 for other than temporary impairment of value of some of its fixed maturities after determining that not all of the unrealized losses were temporary in nature. During 2001, $9,650,000 of the 2000 losses was recovered and is included in realized gains. Also in 2000, the Company stopped accruing income on its holdings of an issuer that declared bankruptcy. $417,000 and $243,000 of interest income on these holdings were not accrued during 2001 and 2000, respectively. All of the Company's securities were income producing during the year ended December 31, 1999.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 70% of the properties' value at the time that the original loan is made. Real estate investments classified as held-for-sale have been obtained primarily through foreclosure. The carrying value of mortgage loans and real estate investments net of applicable reserves and accumulated depreciation on real estate were as follows (in 000's):

	December 31,
	2001	2000

Total mortgage loans	$ 915,730	$ 846,439

Real estate:
Held-for-sale	1,490	7,483
Held for production of income	82,055	70,239
Total real estate	$ 83,545	$ 77,722

Accumulated depreciation on real estate was $16,110,000 and $14,879,000 at December 31, 2001 and 2000, respectively.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made. The Company has restructured mortgage loans, impaired mortgage loans and impaired but performing mortgage loans totaling $17,933,000 and $18,165,000 at December 31, 2001 and 2000, respectively, against which there are allowances for losses of $7,140,000 and $4,675,000, respectively. During 2001 and 2000, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had fair values of $1,000,000 and $1,500,000, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets, were as follows (in 000's):

	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2001
Mortgage loans	$ 4,675	$ 3,095	$ (630)	$ 7,140
Real estate	-	-	-	-

2000
Mortgage loans	$ 7,750	$ 3,837	$ (6,912)	$ 4,675
Real estate	1,723	-	(1,723)	-

Mortgage loans and real estate investments comprise the following property types and geographic regions (in 000's):

	December 31,
	2001	2000
Property Type:
Office building	$ 369,526	$ 328,976
Residential	39,254	47,805
Retail	389,972	379,326
Industrial/warehouse	190,672	153,580
Other	16,982	19,149
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

	December 31,
	2001	2000
Geographic region:

Arizona	$ 21,221	$ 19,809
California	95,861	87,607
Colorado	8,245	8,636
Connecticut	37,208	38,401
Delaware	6,707	15,131
Florida	40,359	36,179
Georgia	71,037	46,895
Indiana	15,015	13,496
Kentucky	13,824	14,941
Louisiana	15,221	7,639
Maryland	19,730	20,849
Massachusetts	116,962	98,377
Michigan	44,549	45,948
Nevada	3,891	5,308
New Jersey	24,047	16,653
New York	88,812	69,529
North Carolina	14,889	11,009
Ohio	29,137	35,966
Oregon	8,131	6,439
Pennsylvania	122,275	132,615
Tennessee	15,345	12,889
Texas	29,071	22,380
Utah	18,179	11,171
Virginia	27,840	20,911
Washington	62,439	60,560
All other	56,411	69,498
Valuation allowances	(7,140)	(4,675)
Total	$ 999,266	$ 924,161

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001, scheduled mortgage loan maturities were as follows (000's):

2002	$ 50,312
2003	28,465
2004	47,272
2005	89,257
2006	56,351
Thereafter	644,073
Total	$ 915,730

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $39,800,000 and $45,119,000 at December 31, 2001 and 2000, respectively.

During 2000, the Company sold commercial mortgage loans in a securitization transaction. In the transaction, the Company retained servicing responsibilities, a Class B and a Class I interest only certificate. The Class B certificate is a subordinated interest. The Company receives annual servicing fees, before expenses, of 0.1 percent of the outstanding balance and rights to future cash flows arising after the investors in the securitization trust have received the return for which they contracted. The investors in the securitization trust have no recourse to the Company's other assets for failure of debtors to pay when due. The value of the Company's retained interest is subject to credit, and interest rate risk on the transferred financial assets. The Company recognized a pretax gain of $763,000 on the securitization transaction.

Key economic assumptions used in measuring the retained interests at the date of securitization resulting from securitizations completed during the year ended December 31, 2000 were as follows:

	Class B	Class I
Prepayment speed	0	0
Weighted average life in years	7.25	4.54
Expected credit losses	0	0
Residual cash flows discount rate	7.798	8.844
Treasury rate interpolated for average life	4.97	4.96
Spread over treasuries	2.83%	3.88%
Duration in years	5.201	3.611

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

Key economic assumptions and the sensitivity of the current fair value of cash flows in those assumptions are as follows (in 000's):

	Commercial Mortgages
	Class B	Class I
Carrying amount of retained
interests	$ 15,636	$ 9,333
Fair value of retained interests	15,885	8,913
Weighted average life in years	9.419	3.900

Expected Credit Losses
Impact on fair value of .025% of adverse change	0	0
Impact on fair value of 20% of adverse change	0	0

Residual Cash flows Discount Rate
Impact on fair value of 10% of adverse change	15,328	8,682
Impact on fair value of 20% of adverse change	14,800	8,465

The total principal amount of the commercial mortgage loans was $173,655,000 at December 31, 2001, none of which were 60 days or more past due. There were no net credit losses incurred relating to the commercial mortgage loans at the date of the securitization and at December 31, 2001.

SECURITIES LENDING

The Company has a securities lending program operated on its behalf by the Company's primary custodian, Chase Manhattan of New York. The custodian has indemnified the Company against losses arising from this program. There were no securities out on loan at December 31, 2001 and 2000. As of December 31, 2001 and 2000, the Company had received no collateral for securities on loan. The income resulting from this program was $126,000, $48,000 and $37,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

LEVERAGED LEASES

The Company is a lessor in a leverage lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased for a term of 9.78 years. During 2001, the lease term was extended until 2010. The Company's equity investment represented 22.9% of the purchase price of the equipment. The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment and non-recourse to the Company. At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment. The Company's net investment in leveraged leases is composed of the following elements (in 000's):

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

	Year ended December 31,
	2001	2000
Lease contract receivable	$ 68,418	$ 57,623
Less: non-recourse debt	(36,096)	(57,607)
Net Receivable	32,322	16
Estimated value of leased assets	21,420	41,150
Less: unearned and deferred income	(18,231)	(6,718)
Investment in leveraged leases	35,511	34,448
Less: fees	(212)	(88)
Net investment in leveraged leases	$ 35,299	$ 34,360

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The derivative financial instruments used by the Company include swaps and options. The Company does not hold or issue any derivative instruments for trading purposes.

SWAPS

Swap agreements are contracts with other parties to exchange at specified intervals, the difference between fixed and floating rate interest amounts based upon a notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counter-party at each interest payment date. The Company enters into interest rate swap agreements to hedge against exposure to interest rate fluctuations. Because the underlying principal is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged. The net payable/receivable is recognized over the life of the swap contract as an adjustment to net investment income.

In 2000, the Company launched a new guaranteed investment contract program. The purpose of the program was to increase market place and interest for these products. Each deal is highly individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity linked cross currency swaps. The combination of these swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the note.

The net increase (decrease) in net investment income related to swaps was ($23,493,000), $166,000, and ($2,513,000) for the years ended December 31, 2001, 2000 and 1999, respectively. The Company did not employ hedge accounting treatment in 2001, 2000 and 1999. As a result, the unrealized gains and losses were realized immediately in those years.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

The Company recognized gross realized gains on derivatives of $10,173,000, $3,924,000, and $4,735,000 in 2001, 2000, and 1999, respectively, as well as gross realized losses of $8,912,000, $1,156,000, and $1,789,000 during 2001, 2000, and 1999, respectively.

The Company's primary risks associated with these transactions are exposure to potential credit loss in the event of non-performance by counter-parties and market risk. The Company regularly assesses the strength of the counter-parties and generally enters into transactions with counter-parties rated "A" or better by nationally recognized ratings agencies. Management believes that the risk of incurring losses related to credit risk is remote. As of December 31, 2001 and 2000, the Company's derivatives had no significant concentration of credit risk.

The Company is required to pledge and receive collateral for open derivative contracts. The amount of collateral that is required is determined by agreed upon thresholds with the counterparties. The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement. At December 31, 2001, $32,900,000 of fixed maturities was pledged as collateral and is included in other assets. No collateral was pledged at December 31, 2000.

OPTIONS

Options are legal contracts that give the contractholder the right to buy or sell a specific amount of the underlying interest at a strike price upon exercise of the option. The Company also utilizes options to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death benefit features of the Company's variable annuities.

The Company's underlying notional or principal amounts associated with open derivatives positions were as follows (in 000's):

	Outstanding at December 31, 2001
	Notional
	Principal	Unrealized Gain
	Amounts	(Loss)

Interest rate swaps	$1,327,496	$ (73,495)
Currency swaps	697,557	(22,918)
Equity swaps	259,607	(34,008)
Equity index options	1,428,323	81,000

Total	$3,712,983	(49,421)

	Outstanding at December 31, 2000
	Notional Principal Amounts	Unrealized Gain (Loss)

Interest rate swaps	$1,308,496	$ (40,432)
Currency swaps	370,554	1,839
Equity swaps	162,576	(16,883)

Total	$1,841,626	$ (55,476)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

3. INVESTMENTS (CONTINUED):

At December 31, 2001 and 2000, the unrealized gains (losses) on derivatives are included with other liabilities on the financial statements.

4. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains (losses) consisted of the following (in 000's):

	2001	2000	1999

Fixed maturities	$ 29,694	$ (14,962)	$ 4,846
Mortgage and other loans	(2,557)	2,057	1,981
Real estate	1,150	5,211	(742)
Derivative instruments	1,261	2,768	2,945
Short term investments	196	(22)	4
Write-down of fixed maturities	(6,050)	(14,956)	(6,689)
Total	$ 23,694	$ (19,904)	$ 2,345

5. NET INVESTMENT INCOME

Net investment income consisted of the following (in 000's):

	2001	2000	1999

Fixed maturities	$ 320,810	$ 265,608	$ 254,390
Equity securities	-	-	(33)
Mortgage and other loans	73,050	77,807	90,638
Real estate	5,961	8,868	6,829
Policy loans	2,967	3,047	3,172
Derivatives	(127,322)	(66,773)	17,671
Other	10,802	4,664	(1,416)
Gross investment income	286,268	293,221	371,251
Less: Investment expenses	3,706	5,510	6,273
Net investment income	$ 282,562	$ 287,711	$ 364,978

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS 107 "Disclosure about Fair Value of Financial Instruments" excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements. The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 (in 000's):

	December 31, 2001		December 31, 2000
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 180,141	$ 180,141	$ 390,049	$ 390,049
Fixed maturities	3,739,277	3,739,277	3,749,567	3,695,679
Short-term investments	103,296	103,296	112,077	112,077
Mortgages	915,730	977,857	846,439	886,384
Derivatives	(49,421)	(49,421)	(55,476)	(55,476)
Policy loans	42,686	42,686	41,459	41,459
Other invested assets	66,771	66,771	74,551	74,551

Financial liabilities:
Guaranteed investment contracts	$ 1,320,278	$ 1,336,594	$ 1,002,865	$ 998,544
Contractholder deposit funds	1,603,391	1,591,474	2,129,758	2,090,197
Fixed annuity contracts	88,400	86,031	102,637	98,337
Interest sensitive life insurance	116,967	117,045	114,198	116,900
Long-term debt	565,000	596,218	565,000	510,962
Partnership Capital Securities	607,826	619,656	607,826	553,938

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

6. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans are stated at unpaid principal balances, which approximate fair value.

The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

The fair values of other deposits with future maturity dates are estimated using discounted cash flows.

The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings. The carrying amount of all other assets is assumed to approximate fair value.

7. REINSURANCE

INDIVIDUAL INSURANCE

The Company had several agreements with Sun Life Assurance Company of Canada, which provided that Sun Life Assurance Company of Canada would reinsure the mortality risk and certain ancillary benefits under various individual life insurance contracts sold by the Company. Under these agreements, basic death benefits and supplementary benefits were reinsured on a yearly renewable term basis and coinsurance basis, respectively. The effective dates of these agreements were June 1, 1982, November 1, 1986, and January 1, 1987. These agreements were terminated on December 31, 2000.

The Company had an agreement with an unrelated company that provided reinsurance of a small block of individual life insurance contracts on a modified coinsurance basis. This agreement was terminated on December 31, 2000.

The Company has agreements with Sun Life Assurance Company of Canada and with other unrelated companies which provide for reinsurance of certain mortality risks associated with the individual and corporate owned life insurance (COLI) contracts. These amounts are reinsured on a yearly renewable term basis.

GROUP INSURANCE

The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

7. REINSURANCE (CONTINUED):

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.

The effects of reinsurance were as follows (in 000's):

	For the Years Ended December 31,
	2001	2000	1999

Insurance premiums:
Direct	$ 43,980	$ 51,058	$ 54,662
Assumed	-	-	-
Ceded	2,971	6,255	9,595
Net premiums	$ 41,009	$ 44,803	$ 45,067

Insurance and other individual policy benefits and claims:
Direct	$ 314,750	$ 346,411	$ 342,284
Assumed	-	-	-
Ceded	5,063	8,077	7,433
Net policy benefits and claims	$ 309,687	$ 338,334	$ 334,851

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

8. RETIREMENT PLANS:

PENSION PLAN

The Company and its subsidiaries participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2001, 2000, and 1999 (in 000's):

	Year ended December 31,
	2001	2000	1999
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 109,675	$ 99,520	$ 110,792

Service cost	5,968	5,242	5,632

Interest cost	8,698	7,399	6,952

Actuarial loss (gain)	20,089	579	(21,480)

Benefits paid	(3,825)	(3,065)	(2,376)
Projected benefit obligation at end of year	$ 140,605	$ 109,675	$ 99,520
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 163,204	$ 158,271	$ 151,575
Actual return on plan assets	17,888	8,218	9,072
Benefits paid	(3,825)	(3,285)	(2,376)
Fair value of plan assets at end of year	$ 177,267	$ 163,204	$ 158,271

Funded status	$ 36,662	$ 53,529	$ 58,752
Unrecognized net actuarial loss	5,341	(12,620)	(20,071)
Unrecognized transition obligation	(18,766)	(20,561)	(22,617)
Unrecognized prior service cost	5,922	6,501	7,081
Prepaid benefit cost	$ 29,159	$ 26,849	$ 23,145

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2001, 2000, and 1999 (in 000's).

	Year Ended December 31,
	2001	2000	1999

Components of net periodic benefit cost:
Service cost	$ 5,968	$ 5,242	$ 5,632

Interest cost	8,698	7,399	6,952

Expected return on plan assets	(14,502)	(13,723)	(12,041)

Amortization of transition obligation asset	(2,093)	(2,056)	(2,056)

Amortization of prior service cost	580	580	580

Recognized net actuarial gain	(492)	(1,146)	(554)
Net periodic benefit cost	$ (1,841)	$ (3,704)	$ (1,487)
The Company's share of net periodic benefit cost	$ 1,006	$ 805	$ 736

The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.0% for the year ended December 31, 2001. The assumed weighted average discount rate for 2000 and 1999 was 7.5%. The expected return on plan assets for 2001, 2000 and 1999 was 8.75% and the assumed rate of compensation increase for 2001, 2000 and 1999 was 4.50%.

The Company and certain subsidiaries also participate with Sun Life Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $462,000, $354,000 and $284,000 for the years ended December 31, 2001, 2000, and 1999, respectively.

OTHER POST-RETIREMENT BENEFIT PLANS

In addition to pension benefits, the Company and certain subsidiaries provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2001, 2000, and 1999 (in 000's).

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

	Year Ended December 31,
	2001	2000	1999
Change in benefit obligation:
Benefit obligation at beginning of year	$ 17,085	$ 12,217	$ 10,419

Service cost	624	529	413

Interest cost	1,296	1,139	845

Actuarial loss	10,956	3,665	1,048

Benefits paid	(792)	(465)	(508)
Benefit obligation at end of year	$ 29,169	$ 17,085	$ 12,217

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -	$ -
Employer contributions	792	465	508
Benefits paid	(792)	(465)	(508)
Fair value of plan assets at end of year	$ -	$ -	$ -

Funded Status	$ (29,169)	$ (17,085)	$ (12,217)
Unrecognized net actuarial loss	15,738	4,914	1,469
Unrecognized transition obligation	50	95	140
Prepaid (accrued) benefit cost	$ (13,381)	$ (12,076)	$ (10,608)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

8. RETIREMENT PLANS (CONTINUED):

The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2001, 2000, and 1999 (in 000's).

	2001	2000	1999

Components of net periodic benefit cost
Service cost	$ 624	$ 529	$ 413

Interest cost	1,296	1,139	845

Amortization of transition obligation(asset)	45	45	45

Recognized net actuarial loss (gain)	381	219	164
Net periodic benefit cost	$ 2,346	$ 1,932	$ 1,467

The Company's share of net periodic benefit cost	$ 256	$ 219	$ 185

In order to measure the postretirement benefit obligation at December 31, 2001 the Company assumed a 16.0% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). In addition, medical cost inflation is assumed to be 12% in 2002 and assumed to decrease gradually to 5.5% for 2013 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $6.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $465,000. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2001 by $5.0 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2001 by $369,000. The assumed weighted average discount rate used in determining the postretirement benefit obligation was 7.0% for 2001 and 7.5% for 2000 and 1999.

9. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the consolidated statements of income for the years ended December 31, 2001, 2000 and 1999 was as follows (in 000's):

	2001	2000	1999
Federal income tax expense (benefit):
Current	$(81,820)	$(8,536)	$18,570
Deferred	58,498	(53,145)	10,210

Total	$(23,322)	$(61,681)	$28,780

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

Federal income taxes attributable to the consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

	2001	2000	1999

Expected federal income tax expense	$(13,435)	$(21,455)	$28,969
Low income housing credit	(6,138)	(5,805)	(6,348)
Additional tax provision	(4,200)	(35,897)	6,851
Other	451	1,476	(692)

Federal income tax expense	$(23,322)	$(61,681)	$28,780

The deferred income tax (asset) liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax (assets) and liabilities as of December 31, 2001 and 2000 were as follows (in 000's):

	2001	2000

Deferred tax assets:
Actuarial liabilities	$ 92,323	$ 177,709
Other	38,870	845
Total deferred tax assets	$ 131,193	$ 178,554

Deferred tax liabilities:
Deferred policy acquisition costs	(181,647)	(189,447)
Investments, net	(48,710)	(30,513)
Total deferred tax liabilities	$ (230,357)	$ (219,960)

Net deferred tax liabilities	$ (99,164)	$ (41,406)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

9. FEDERAL INCOME TAXES (CONTINUED)

The Company makes payments under the tax sharing agreements as if it were filing as a separate company.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

	2001	2000

Balance at January 1	$ 20,574	$ 17,755
Less reinsurance recoverables	(5,067)	(4,036)
Net balance at January 1	15,507	13,719
Incurred related to:
Current year	11,354	10,670
Prior years	(786)	(14)
Total incurred	10,568	10,656
Paid losses related to:
Current year	(5,446)	(5,473)
Prior years	(3,092)	(3,395)
Total paid	(8,538)	(8,868)

Net balance at December 31	23,615	20,574
Less reinsurance recoverables	(6,078)	(5,067)
Balance at December 31	$ 17,537	$ 15,507

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

11. DEFERRED POLICY ACQUISITION COSTS

The following illustrates the changes to the deferred policy acquisition costs (in 000's):

	2001	2000
Balance at January 1	$ 761,988	$ 686,278
Acquisition costs deferred	137,879	206,869
Amortized to expense during the year	(120,733)	(123,832)
Adjustment for unrealized investment gains (losses) during the year	(13,418)	(7,327)
Balance at December 31	$ 765,716	$ 761,988

12. SEGMENT INFORMATION

The Company offers financial products and services such as fixed and variable annuities, guaranteed investment contracts, retirement plan services, and life insurance on an individual and group basis, as well as disability insurance on a group basis. Within these areas, the Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Net investment income is allocated based on segmented assets by line of business.

The Wealth Management segment markets and administers individual and group variable annuity products, individual and group fixed annuity products which include market value adjusted annuities, and other retirement benefit products. The Company began offering guaranteed investment contracts to unrelated third parties in overseas markets during the second quarter of 2000. These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies. The Company uses derivative instruments to manage the risks inherent in the contract options.

The Individual Protection segment markets and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

The Group Protection segment markets and administers group life and long-term disability insurance to small and mid-size employers in the State of New York.

The Corporate segment includes the unallocated capital of the Company, its debt financing, and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

12. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments (in 000's):

	Year ended December 31, 2001
			Pretax
	Total	Total	Income	Net Operating	Total
	Revenues	Expenditures	(Loss)	Income (Loss)	Assets

Wealth Management	$ 494,231	$ 527,615	$ (30,855)	$ (11,795)	$ 20,281,474
Individual Protection	32,345	28,383	3,962	3,443	1,685,589
Group Protection	19,407	15,930	3,477	2,641	38,105
Corporate	85,322	104,692	(21,899)	(12,170)	304,570
Total	$ 631,305	$ 676,620	$ (45,315)	$ (17,881)	$ 22,309,738

	Year ended December 31, 2000

Wealth Management	$ 533,517	$ 556,864	$ (23,347)	$ (6,911)	$ 22,094,736
Individual Protection	44,206	44,477	(271)	(176)	1,242,549
Group Protection	17,194	15,350	1,844	1,199	30,514
Corporate	15,552	55,025	(39,473)	8,419	689,869
Total	$ 610,469	$ 671,716	$ (61,247)	$ 2,531	$ 24,057,668

	Year ended December 31, 1999

Wealth Management	$ 563,836	$ 460,788	$ 103,048	$ 73,002	$ 20,911,529
Individual Protection	17,625	18,001	(376)	198	302,100
Group Protection	16,415	15,541	874	568	27,286
Corporate	31,996	52,731	(20,735)	(20,036)	243,998
Total	$ 629,872	$ 547,061	$ 82,811	$ 53,732	$ 21,484,913

13. REGULATORY FINANCIAL INFORMATION

The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and deferred income taxes are calculated differently. The statutory financials are not prepared on a consolidated basis.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

13. REGULATORY FINANCIAL INFORMATION (CONTINUED):

The Company's statutory surplus and net income (loss) are as follows (in 000's):

	Year ended December 31,
	2001	2000	1999

Statutory surplus and capital	$ 769,520	$ 940,335	$ 886,342
Statutory net (loss) income	$ (137,139)	$ (236)	$ 90,358

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Delaware. Effective January 1, 2001, the State of Delaware required that insurance companies domiciled in the State of Delaware prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Insurance Commissioner of the State of Delaware.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures manual, version effective January 1, 2001, are reported as changes in accounting principles in the statutory financial statements. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle in its statutory financial statements, as an adjustment that increased unassigned funds (surplus), of $25,924,000 as of January 1, 2001. This adjustment is due to $25,454,000 of net deferred tax assets established as of January 1, 2001 offset by an increase of $470,000 in the valuation of the Company's obligation for postretirement benefits other than pensions ("PBOP") on a NAIC basis as of January 1, 2001.

14. DIVIDEND RESTRICTIONS

The Company and its insurance subsidiary's ability to pay dividends are subject to certain restrictions. Delaware and New York have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company and Sun Life Insurance and Annuity Company of New York. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus, would also require the prior approval of the Delaware Commissioner of Insurance. Dividends in the amounts of $15,000,000, $10,000,000 and $80,000,000 were declared and paid by the Company to its parent, Sun Life of Canada (U.S.) Holdings, Inc. during 2001, 2000, and 1999, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

14. DIVIDEND RESTRICTIONS (CONTINUED)

On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. No dividends were paid during 2001. Dividends in the amount of $4,700,000 and $6,500,000 were declared and paid during 2000 and 1999, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15. COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments. Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes.

LITIGATION

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters beyond the ordinary course of business that could have a material effect upon the financial condition of the Company.

LINES OF CREDIT

The Company has syndicated two lines of credit each in the amount of $250 million. There are 14 banks in the syndicate of lenders, which is led by Chase Bank, New York. The banks have committed to lend funds of up to $500 million when requested by the Company at prevailing rates determined in accordance with the line of credit agreements. One line of credit terminates October 2002, the other in October 2003. As of December 31, 2001, no amounts have been borrowed.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)

NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 2001, 2000 and 1999

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 25 years. As of December 31, 2001, minimum future lease payments under such leases are as follows (in 000's):

2002	$ 1,924
2003	294
2004	196
Total	$ 2,414

Total rental expense for the years ended December 31, 2001, 2000 and 1999 was $6,936,000, $5,002,000, and $4,656,000, respectively.

16. DISCONTINUED OPERATIONS

During 1999, the Company discontinued its individual disability segment and its banking and trust segment. These segments were composed of Massachusetts Casualty Insurance Company ("MCIC") and New London Trust, F.S.B. ("NLT"), which were both sold during 1999 to separate, unaffiliated parties. Net proceeds on the sale of MCIC were approximately $33,965,000 and the Company realized a net loss after taxes of $25,465,000. Net proceeds on the sale of NLT were approximately $30,000,000; the Company realized a net gain after taxes of $13,170,000. Immediately before the sale date of NLT, the Company received a $19 million dividend distribution from NLT.

There were no results from discontinued operations in 2001 and 2000. Income from discontinued operations for the year ended December 31, 1999 were as follows (in 000's):

1999
Revenue	$ 22,667
Expenses	21,430
Provision for income taxes	203
Income from discontinued operations	$ 1,034

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income, comprehensive income, stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and its subsidiaries as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities".

Deloitte & Touche LLP

Boston, Massachusetts

February 15, 2002

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001

Assets:
Investments in:	Shares	Cost	Value
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund (AIM1)	2,048,328	$ 63,779,514	$ 44,489,685
V.I. Growth Fund (AIM2)	2,291,121	60,762,447	37,505,644
V.I. Growth and Income Fund (AIM3)	2,745,432	75,421,705	55,457,729
V.I. International Equity Fund (AIM4)	3,634,202	70,473,836	54,185,957
V.I. Value Fund (AIM5)	154,327	3,640,424	3,603,548
The Alger American Fund
Growth Portfolio (AL1)	2,375,835	118,103,256	87,359,452
Income and Growth Portfolio (AL2)	5,612,152	73,278,170	59,320,446
Small Capitalization Portfolio (AL3)	783,333	17,327,557	12,964,168
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund (AN1)	205,780	5,088,363	5,144,499
Technology Fund (AN2)	74,009	1,252,396	1,269,256
Growth and Income Fund (AN3)	711,622	15,334,792	15,677,023
Worldwide Privatization Fund (AN4)	26,441	314,572	321,781
Quasar Fund (AN5)	195,445	2,176,769	1,950,541
Credit Suisse Institutional
Emerging Markets Portfolio (CS1)	155,201	1,897,774	1,308,345
International Equity Portfolio (CS2)	105,951	1,496,789	883,635
Global Post-Venture Capital Portfolio (CS3)	59,522	991,688	578,553
Small Company Growth Portfolio (CS4)	210,726	3,044,291	2,952,268
Fidelity Variable Insurance Products Funds
Contra Fund (FL1)	142,599	2,784,035	2,851,982
Overseas Fund (FL2)	1,741,619	23,964,328	24,051,764
Growth Fund (FL3)	981,725	32,626,363	32,730,723
Goldman Sachs Variable Insurance Trust
VITSM CORE Large Cap Growth Fund (GS1)	2,476,898	31,168,753	21,573,778
VITSM CORE Small Cap Equity Fund (GS2)	709,993	7,380,600	7,696,324
VITSM CORE US Equity Fund (GS3)	1,858,971	23,649,230	20,337,138
Growth and Income Fund (GS4)	832,073	8,730,884	7,763,245
International Equity Fund (GS5)	1,163,375	13,826,620	10,458,738
Internet Tollkeeper Fund (GS6)	74,307	331,355	335,126
Capital Growth Fund (GS7)	77,634	802,142	798,856
INVESCO Variable Investment Funds, Inc.
Dynamics Fund (IV1)	109,368	1,327,764	1,371,474
Small Company Growth Fund (IV2)	63,413	899,665	933,440
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio (JP1)	1,441,929	23,036,382	18,831,589
International Opportunities Portfolio (JP2)	839,400	9,496,444	7,428,692
Small Company Portfolio (JP3)	511,184	7,371,468	6,757,850
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio (LA1)	5,641,256	131,210,335	130,369,421
Mid Cap Value (LA2)	1,534,022	22,971,636	23,700,643
International Portfolio (LA3)	53,185	335,963	332,937

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in` Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

Assets:
Investments in:	Shares	Cost	Value
MFS/Sun Life Series Trust
Capital Appreciation Series (CAS)	1,301,023	$ 42,696,425	$ 25,985,299
Emerging Growth Series (EGS)	3,288,738	80,914,423	52,491,872
Government Securities Series (GSS)	4,006,780	52,218,373	53,197,942
High Yield Series (HYS)	5,877,718	44,730,508	41,410,343
New Discovery S Class (M1A)	171,646	2,188,621	2,417,131
Massachusetts Investors Growth Stock S Class (M1B)	355,198	3,306,446	3,443,901
High Yield S Class (MFC)	526,437	3,658,717	3,706,867
Capital Appreciation S Class (MFD)	36,939	704,503	737,135
Utilities S Class (MFE)	199,851	2,506,760	2,517,114
Emerging Growth S Class (MFF)	61,028	937,947	973,048
Total Return S Class (MFJ)	482,833	8,444,626	8,657,514
Government Securities S Class (MFK)	478,561	6,378,764	6,351,596
Massachusetts Investors Trust S Class (MFL)	99,347	2,607,033	2,671,470
Massachusetts Investors Growth Stock Series (MIS)	5,700,353	75,973,656	55,285,896
Massachusetts Investors Trust Series (MIT)	1,496,248	48,673,996	40,273,714
Money Market (MMS)	6,809,800	6,809,800	6,809,800
New Discovery Series (NWD)	2,422,563	35,569,556	34,145,880
Total Return Series (TRS)	2,633,517	48,382,840	47,279,244
Utilities Series (UTS)	3,699,435	64,627,946	46,655,571
OCC Accumulation Trust
Equity Portfolio (OP1)	338,893	11,441,798	11,224,136
Mid Cap Portfolio (OP2)	1,082,224	13,992,969	14,566,731
Small Cap Portfolio (OP3)	231,622	6,742,434	7,472,124
Managed Portfolio (OP4)	83,350	3,377,752	3,346,490
Rydex Variable Trust
Nova Fund (RX1)	23,845	199,483	206,738
OTC Fund (RX2)	111,241	1,699,628	1,646,368
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (SB1)	59,279	855,213	895,117
Investors Fund (SB2)	44,263	574,533	566,123
Strategic Bond Fund (SB3)	364,558	3,636,163	3,652,866
Total Return Fund (SB4)	383,132	4,059,161	3,980,746
Sun Capital Advisers Trust
Money Market Fund (SC1)	115,307,464	115,307,464	115,307,464
Investment Grade Bond Fund (SC2)	8,254,279	79,618,085	79,922,794
Real Estate Fund (SC3)	1,549,857	18,003,345	18,361,298
Select Equity Fund (SC4)	900,541	7,954,420	8,230,472
Blue Chip Mid Cap Fund (SC5)	3,821,659	51,002,638	51,498,381
Investors Foundation Fund (SC6)	400,539	3,771,480	3,573,083
Davis Venture Value Fund (SC7)	3,669,460	32,046,783	32,070,786
Davis Financial Fund (SC8)	762,815	8,061,223	8,000,643
Value Equity Fund (SC9)	432,980	4,837,873	4,532,962
Value Mid Cap Fund (SCA)	1,165,386	11,864,641	12,800,571
Value Small Cap Fund (SCB)	1,508,683	18,126,098	19,342,519
Value Managed Fund (SCC)	236,010	2,574,255	2,475,203

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

Assets:
Investments in:	Shares	Cost	Value
Sun Capital Advisers Trust - continued
INVESCO Technology Fund (SCD)	276,948	$ 2,088,861	$ 1,980,902
INVESCO Telecommunications Fund (SCE)	75,369	436,920	419,467
INVESCO Health Sciences Fund (SCF)	426,188	4,330,492	4,363,323
INVESCO Energy Fund (SCG)	90,224	759,375	773,270
Neuberger Berman Mid Cap Value Fund (SCH)	153,779	1,459,070	1,516,630
Neuberger Berman Mid Cap Growth Fund (SCI)	277,676	2,548,981	2,429,298
		$1,799,000,388	$ 1,553,464,092
Liability:
Payable to sponsor			(60,869)
Net assets			$ 1,553,403,223

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total

	Units	Unit Value	Value
Net Assets Applicable to Contract Owners
Futurity Contracts:
AIM Variable Insurance Fund, Inc.
AIM1	377,445	$ 10.6781	$ 4,030,443	$ 12,574	$ 4,043,017
AIM2	356,943	8.5268	3,043,663	7,425	3,051,088
AIM3	567,955	9.5897	5,446,523	5,377	5,451,900
AIM4	368,128	9.2033	3,387,874	9,372	3,397,246
The Alger American Fund
AL1	523,768	12.1917	6,385,663	13,250	6,398,913
AL2	342,981	13.6861	4,693,816	80,227	4,774,043
AL3	135,520	7.3331	993,836	-	993,836
Credit Suisse Institutional
CS1	33,041	7.9159	261,329	10,763	272,092
CS2	34,239	7.6865	263,010	-	263,010
CS3	20,242	8.3734	169,505	11,719	181,224
CS4	68,550	9.8671	676,364	-	676,364
Goldman Sachs Variable Insurance Trust
GS1	334,156	8.7762	2,932,465	26,852	2,959,317
GS2	139,154	10.7273	1,491,555	21,034	1,512,589
GS3	350,754	10.7283	3,762,873	1,261	3,764,134
GS4	255,333	8.0814	2,063,364	-	2,063,364
GS5	160,856	8.9643	1,441,955	9,095	1,451,050
J.P. Morgan Series Trust II
JP1	386,633	9.6535	3,731,071	11,410	3,742,481
JP2	75,007	8.2425	618,181	11,759	629,940
JP3	38,946	9.4377	367,211	-	367,211
Lord Abbett Series Fund, Inc.
LA1	751,073	12.1912	9,155,938	-	9,155,938
MFS/Sun Life Series Trust
CAS	475,135	9.5735	4,548,925	25,702	4,574,627
EGS	617,144	10.8690	6,707,848	20,763	6,728,611
GSS	593,532	11.9943	7,118,985	43,668	7,162,653
HYS	427,165	9.3961	4,013,658	25,678	4,039,336
MMS	598,302	11.3852	6,809,800	-	6,809,800
UTS	661,923	10.5860	7,006,943	97,948	7,104,891
OCC Accumulation Trust
OP1	491,210	10.6211	5,217,507	19,191	5,236,698
OP2	267,579	15.1861	4,062,730	19,625	4,082,355
OP3	263,678	12.1415	3,201,437	17,750	3,219,187
Salomon Brothers Variable Series Funds, Inc.
SB1	58,507	15.0967	895,117	-	895,117
SB2	46,806	12.0953	566,123	-	566,123
SB3	312,493	11.5906	3,621,260	30,406	3,651,666
SB4	377,628	10.5016	3,965,344	14,572	3,979,916
			$112,652,316	$547,421	$113,199,737

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total

	Units	Unit Value	Value
Futurity II Contracts:
AIM Variable Insurance Fund, Inc.
AIM1	971,025	$10.7052	$ 10,395,735	$ 18,056	$ 10,413,791
AIM2	1,723,304	7.7202	13,304,952	38,795	13,343,747
AIM3	2,064,005	9.3884	19,378,869	64,403	19,443,272
AIM4	1,750,456	8.8282	15,453,825	65,965	15,519,790
AIM5	7,640	8.8495	67,612	-	67,612
The Alger American Fund
AL1	2,652,347	10.7902	28,620,486	88,642	28,709,128
AL2	1,488,827	12.7372	18,963,807	139,950	19,103,757
AL3	591,126	8.0139	4,737,608	27,670	4,765,278
Alliance Variable Products Series Fund, Inc.
AN1	23,683	8.5520	202,536	-	202,536
AN2	6,363	-	51,355	-	51,355
AN3	261,464	9.2586	2,420,833	-	2,420,833
AN4	271	8.5446	2,315	-	2,315
AN5	106,292	9.4039	1,000,353	-	1,000,353
Credit Suisse Institutional Fund, Inc.
CS1	89,091	11.2837	1,005,365	7,760	1,013,125
CS2	67,000	8.7850	588,601	866	589,467
CS3	37,955	10.2032	387,287	3,631	390,918
CS4	178,034	12.3675	2,201,926	3,389	2,205,315
Fidelity Variable Insurance Products Funds
FL1	10,955	9.4614	103,683	-	103,683
FL2	761,375	8.0424	6,123,359	-	6,123,359
FL3	1,060,472	8.6775	9,202,723	-	9,202,723
Goldman Sachs Variable Insurance Trust
GS1	913,559	8.7775	8,019,192	40,007	8,059,199
GS2	190,152	13.0232	2,476,464	-	2,476,464
GS3	780,565	10.2766	8,021,548	91,329	8,112,877
GS4	268,295	9.0492	2,427,913	-	2,427,913
GS5	314,943	9.0410	2,847,486	28,058	2,875,544
GS6	175	7.2056	1,265	-	1,265
GS7	1,822	8.8162	16,069	-	16,069
INVESCO Variable Investment Funds, Inc.
IV1	4,782	8.0662	38,929	-	38,929
IV2	2,037	8.8373	18,004	-	18,004
J.P. Morgan Series Trust II
JP1	855,975	9.5446	8,170,223	73,213	8,243,436
JP2	269,728	9.3656	2,525,537	7,577	2,533,114
JP3	174,787	12.2521	2,141,482	4,515	2,145,997
Lord Abbett Series Fund, Inc.
LA1	2,706,650	12.8063	34,662,981	50,718	34,713,699
LA2	516,528	10.3719	5,358,372	-	5,358,372

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total

	Units	Unit Value	Value
Futurity II Contracts - continued:
MFS/Sun Life Series Trust
CAS	891,436	$ 9.3559	$ 8,340,730	$ 38,477	$ 8,379,207
EGS	1,764,833	10.0550	17,742,517	61,946	17,804,463
GSS	1,475,424	11.2806	16,639,300	51,112	16,690,412
HYS	1,367,270	9.7058	13,269,061	59,502	13,328,563
MIS	1,704,508	8.7652	14,939,648	43,469	14,983,117
MIT	1,491,783	8.4723	12,638,384	61,807	12,700,191
NWD	608,129	14.6303	8,897,903	7,757	8,905,660
TRS	1,120,957	11.1294	12,477,439	71,944	12,549,383
UTS	1,349,145	10.7347	14,484,096	185,304	14,669,400
OCC Accumulation Trust
OP1	479,567	10.6264	5,096,146	12,563	5,108,709
OP2	371,011	16.6051	6,160,665	38,168	6,198,833
OP3	181,826	15.2143	2,766,154	24,352	2,790,506
OP4	254,421	11.0623	2,814,518	-	2,814,518
Rydex Variable Trust
RX1	1,253	8.2618	10,352	-	10,352
RX2	1,213	7.9375	9,622	-	9,622
Sun Capital Advisers Trust
SC1	2,302,744	11.0202	25,387,586	243,476	25,631,062
SC2	1,860,679	11.2097	20,849,616	259,253	21,108,869
SC3	372,457	13.7193	5,111,509	9,123	5,120,632
SC4	178,981	9.1216	1,632,204	6,500	1,638,704
SC5	644,981	14.6149	9,425,208	9,763	9,434,971
SC6	113,442	9.2544	1,049,929	12,415	1,062,344
SC7	169,936	8.6311	1,509,009	71,133	1,580,142
SC8	63,603	10.3750	668,994	-	668,994
SC9	39,884	9.1363	366,022	-	366,022
SCA	41,353	10.3043	470,672	-	470,672
SCB	391,359	10.7165	4,229,074	-	4,229,074
SCC	20,663	9.1340	189,566	-	189,566
SCD	1,418	7.0852	10,226	-	10,226
SCE	901	5.5130	4,975	-	4,975
SCF	73,312	10.1419	743,964	-	743,964
SCG	7,627	8.5014	64,953	-	64,953
SCH	18,174	9.8024	178,131	-	178,131
SCI	55,909	8.6664	484,883	-	484,883
			$419,601,751	$2,022,608	$421,624,359

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total

	Units	Unit Value	Value
Futurity Focus Contracts:
AIM Variable Insurance Fund, Inc.
AIM1	51,961	$ 9.7401	$ 506,129	$ -	$ 506,129
AIM2	101,644	6.5105	661,785	-	661,785
AIM3	117,787	7.9601	937,634	45,529	983,163
AIM4	84,003	8.5036	714,346	-	714,346
The Alger American Fund
AL1	112,241	8.7955	987,218	51,135	1,038,353
AL2	84,103	11.0010	925,238	-	925,238
AL3	41,509	7.2188	299,651	-	299,651
Credit Suisse Institutional Fund, Inc.
CS1	2,058	11.1384	22,915	-	22,915
CS2	3,679	8.4673	31,133	-	31,133
CS3	518	9.0915	4,706	-	4,706
CS4	5,920	11.8952	70,418	-	70,418
Goldman Sachs Variable Insurance Trust
GS1	17,248	7.5709	130,585	-	130,585
GS2	6,817	13.1097	89,359	-	89,359
GS3	31,091	8.9259	277,521	-	277,521
GS4	32,281	8.6248	278,425	-	278,425
GS5	65,299	8.4696	553,070	-	553,070
J.P. Morgan Series Trust II
JP1	20,535	8.7021	178,700	47,252	225,952
JP2	46,409	8.6152	399,679	-	399,679
JP3	12,526	12.1442	152,128	-	152,128
Lord Abbett Series Fund, Inc.
LA1	135,962	11.7564	1,598,435	-	1,598,435
MFS/Sun Life Series Trust
CAS	54,457	8.4664	461,084	-	461,084
EGS	114,175	8.6993	993,792	50,152	1,043,944
GSS	54,736	11.5464	632,032	-	632,032
HYS	72,562	9.4328	684,472	-	684,472
MIS	121,172	8.8268	1,069,747	51,149	1,120,896
MIT	118,204	8.5318	1,008,374	-	1,008,374
NWD	31,253	14.7332	460,425	-	460,425
TRS	44,996	11.2076	504,212	-	504,212
UTS	72,646	10.2403	744,628	-	744,628
OCC Accumulation Trust
OP1	29,536	10.1673	300,304	-	300,304
OP2	22,707	16.4599	373,761	-	373,761
OP3	14,408	16.3483	235,575	-	235,575
OP4	10,624	10.5251	111,782	-	111,782
Sun Capital Advisers Trust
SC1	86,057	11.0156	947,819	-	947,819

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total

	Units	Unit Value	Value
Futurity Focus Contracts - continued:
Sun Capital Advisers Trust - continued
SC2	148,113	$ 11.2981	$ 1,672,634	$ -	$ 1,672,634
SC3	7,813	14.6892	114,732	-	114,732
SC4	7,155	9.1777	65,683	-	65,683
SC5	37,885	14.7048	557,120	-	557,120
SC6	8,643	9.3113	80,485	-	80,485
SC7	18,232	8.6647	159,370	-	159,370
SC8	1,214	10.4154	12,813	-	12,813
			$20,009,919	$245,217	$20,255,136

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total

	Units	Unit Value	Value
Futurity Accolade Contracts:
AIM Variable Insurance Fund, Inc.
AIM1 - Level 1	404,268	$ 9.1242	$ 3,688,629	$ -	$ 3,688,629
AIM1 - Level 2	592,086	9.1004	5,389,688	14,101	5,403,789
AIM1 - Level 3	558,578	9.0845	5,074,427	-	5,074,427
AIM1 - Level 4	84,473	9.0607	765,385	-	765,385
AIM2 - Level 1	418,762	6.4436	2,698,347	-	2,698,347
AIM2 - Level 2	584,677	6.4268	3,758,202	10,785	3,768,987
AIM2 - Level 3	483,784	6.4156	3,103,763	-	3,103,763
AIM2 - Level 4	140,250	6.3987	897,423	-	897,423
AIM3 - Level 1	349,444	8.1476	2,847,141	-	2,847,141
AIM3 - Level 2	510,706	8.1263	4,150,967	14,371	4,165,338
AIM3 - Level 3	388,252	8.1122	3,149,573	-	3,149,573
AIM3 - Level 4	169,180	8.0909	1,368,815	-	1,368,815
AIM4 - Level 1	522,237	7.5648	3,950,608	-	3,950,608
AIM4 - Level 2	652,050	7.5450	4,920,875	12,763	4,933,638
AIM4 - Level 3	516,971	7.5319	3,893,761	-	3,893,761
AIM4 - Level 4	181,054	7.5121	1,360,097	-	1,360,097
AIM5 - Level 1	21,683	8.8465	191,818	-	191,818
AIM5 - Level 2	26,666	8.8375	235,671	-	235,671
AIM5 - Level 3	31,887	8.8315	281,610	-	281,610
AIM5 - Level 4	16,925	8.8225	149,321	-	149,321
The Alger American Fund
AL1 - Level 1	595,202	9.1190	5,427,652	-	5,427,652
AL1 - Level 2	788,725	9.0952	7,171,850	16,052	7,187,902
AL1 - Level 3	434,498	9.0794	3,944,973	-	3,944,973
AL1 - Level 4	149,964	9.0556	1,358,010	-	1,358,010
AL2 - Level 1	422,986	11.4725	4,852,720	-	4,852,720
AL2 - Level 2	381,862	11.4426	4,369,107	17,889	4,386,996
AL2 - Level 3	429,521	11.4227	4,906,285	-	4,906,285
AL2 - Level 4	85,598	11.3928	975,200	-	975,200
AL3 - Level 1	136,983	6.6714	913,870	-	913,870
AL3 - Level 2	290,066	6.6540	1,927,823	11,130	1,938,953
AL3 - Level 3	108,735	6.6424	722,259	-	722,259
AL3 - Level 4	47,965	6.6249	317,767	-	317,767
Alliance Variable Products Series Fund, Inc.
AN1 - Level 1	26,141	8.5491	223,480	-	223,480
AN1 - Level 2	27,141	8.5403	231,797	-	231,797
AN1 - Level 3	60,781	8.5345	518,736	-	518,736
AN1 - Level 4	16,124	8.5258	137,469	-	137,469
AN2 - Level 1	4,401	8.0690	35,511	-	35,511
AN2 - Level 2	4,753	8.0608	38,321	-	38,321
AN2 - Level 3	8,494	8.0553	68,422	-	68,422
AN2 - Level 4	8,239	8.0470	66,302	-	66,302
AN3 - Level 1	153,121	9.2554	1,417,204	-	1,417,204
AN3 - Level 2	83,662	9.2460	773,575	-	773,575

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total

	Units	Unit Value	Value
Futurity Accolade Contracts - continued:
Alliance Variable Products Series Fund, Inc. - continued
AN3 - Level 3	168,454	$ 9.2397	$ 1,556,470	$ -	$1,556,470
AN3 - Level 4	58,471	9.2302	539,706	-	539,706
AN4 - Level 1	2,793	8.5417	23,856	-	23,856
AN4 - Level 2	1,533	8.5330	13,088	-	13,088
AN4 - Level 4	4,851	8.5184	41,325	-	41,325
AN5 - Level 1	24,698	9.4007	232,223	-	232,223
AN5 - Level 2	178	9.3912	1,669	-	1,669
AN5 - Level 3	3,271	9.3848	30,701	-	30,701
AN5 - Level 4	176	9.3752	1,648	-	1,648
Fidelity Variable Insurance Products Funds
FL1 - Level 1	22,299	9.4582	210,904	-	210,904
FL1 - Level 2	19,771	9.4485	186,808	-	186,808
FL1 - Level 3	15,539	9.4420	146,717	-	146,717
FL1 - Level 4	15,458	9.4325	145,806	-	145,806
FL2 - Level 1	187,551	8.0396	1,507,849	-	1,507,849
FL2 - Level 2	164,066	8.0314	1,317,687	-	1,317,687
FL2 - Level 3	225,636	8.0260	1,810,949	-	1,810,949
FL2 - Level 4	110,150	8.0177	883,152	-	883,152
FL3 - Level 1	255,945	8.6745	2,220,219	-	2,220,219
FL3 - Level 2	201,441	8.6657	1,745,620	-	1,745,620
FL3 - Level 3	232,466	8.6598	2,013,110	-	2,013,110
FL3 - Level 4	132,166	8.6509	1,143,352	-	1,143,352
Goldman Sachs Variable Insurance Trust
GS1 - Level 1	170,439	7.5251	1,282,577	-	1,282,577
GS1 - Level 2	224,721	7.5055	1,686,939	-	1,686,939
GS1 - Level 3	221,641	7.4924	1,660,623	-	1,660,623
GS1 - Level 4	29,392	7.4727	219,640	-	219,640
GS2 - Level 1	38,999	12.4337	484,899	-	484,899
GS2 - Level 2	60,241	12.4013	747,043	-	747,043
GS2 - Level 3	36,913	12.3797	456,966	-	456,966
GS2 - Level 4	3,505	12.3472	43,279	-	43,279
GS3 - Level 1	115,796	9.1000	1,053,744	-	1,053,744
GS3 - Level 2	167,483	9.0763	1,520,191	-	1,520,191
GS3 - Level 3	101,618	9.0605	920,711	-	920,711
GS3 - Level 4	20,439	9.0367	184,702	-	184,702
GS4 - Level 1	92,584	9.4039	870,650	-	870,650
GS4 - Level 2	73,571	9.3794	690,108	-	690,108
GS4 - Level 3	40,638	9.3631	380,499	-	380,499
GS4 - Level 4	5,914	9.3385	55,226	-	55,226
GS5 - Level 1	133,185	7.9292	1,056,053	-	1,056,053
GS5 - Level 2	149,556	7.9085	1,182,826	-	1,182,826
GS5 - Level 3	59,152	7.8948	466,993	-	466,993
GS5 - Level 4	13,543	7.8740	106,639	-	106,639
GS6 - Level 1	2,090	7.2031	15,054	-	15,054

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Accolade Contracts - continued:
Goldman Sachs Variable Insurance Trust - continued
GS6 - Level 2	2,598	$ 7.1958	$ 18,696	$-	$ 18,696
GS6 - Level 4	2,077	7.1835	14,920	-	14,920
GS7 - Level 1	5,603	8.8132	49,384	-	49,384
GS7 - Level 2	2,637	8.8042	23,217	-	23,217
GS7 - Level 3	1,443	8.7982	12,699	-	12,699
GS7 - Level 4	3,320	8.7892	29,176	-	29,176
INVESCO Variable Investment Funds, Inc.
IV1 - Level 1	4,161	8.0634	33,554	-	33,554
IV1 - Level 2	14,391	8.0552	115,938	-	115,938
IV1 - Level 3	26,258	8.0497	211,370	-	211,370
IV1 - Level 4	5,543	8.0415	44,572	-	44,572
IV2 - Level 1	3,029	8.8343	26,763	-	26,763
IV2 - Level 2	15,353	8.8252	135,501	-	135,501
IV2 - Level 3	2,897	8.8192	25,553	-	25,553
IV2 - Level 4	2,236	8.8102	19,699	-	19,699
J.P. Morgan Series Trust II
JP1 - Level 1	99,457	8.7824	873,476	-	873,476
JP1 - Level 2	111,420	8.7595	976,113	-	976,113
JP1 - Level 3	34,848	8.7443	304,719	-	304,719
JP1 - Level 4	231,789	8.7213	2,021,506	-	2,021,506
JP2 - Level 1	96,812	7.7775	752,962	-	752,962
JP2 - Level 2	117,806	7.7572	914,316	-	914,316
JP2 - Level 3	57,419	7.7437	444,641	-	444,641
JP2 - Level 4	10,107	7.7234	78,063	-	78,063
JP3 - Level 1	51,579	10.8609	560,197	-	560,197
JP3 - Level 2	101,183	10.8326	1,096,191	-	1,096,191
JP3 - Level 3	48,113	10.8137	520,274	-	520,274
JP3 - Level 4	19,146	10.7853	206,501	-	206,501
Lord Abbett Series Fund, Inc.
LA1 - Level 1	571,453	11.9745	6,842,860	24,767	6,867,627
LA1 - Level 2	677,097	11.9433	8,087,295	-	8,087,295
LA1 - Level 3	675,576	11.9225	8,054,561	-	8,054,561
LA1 - Level 4	453,934	11.8913	5,397,864	-	5,397,864
LA2 - Level 1	144,185	10.3684	1,494,966	-	1,494,966
LA2 - Level 2	107,128	10.3578	1,109,675	-	1,109,675
LA2 - Level 3	112,504	10.3508	1,164,513	-	1,164,513
LA2 - Level 4	74,670	10.3402	772,108	-	772,108
LA3 - Level 1	2,079	7.8719	16,368	-	16,368
LA3 - Level 3	216	7.8585	1,701	-	1,701
LA3 - Level 4	387	7.8504	3,036	-	3,036
MFS/Sun Life Series Trust
CAS - Level 1	191,038	8.6375	1,650,095	-	1,650,095
CAS - Level 2	211,067	8.6150	1,816,715	-	1,816,715
CAS - Level 3	198,658	8.6000	1,708,449	-	1,708,449

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Accolade Contracts - continued:
MFS/Sun Life Series Trust - continued
CAS - Level 4	24,375	$ 8.5774	$ 209,073	$ -	$ 209,073
EGS - Level 1	521,856	8.1556	4,256,035	-	4,256,035
EGS - Level 2	747,965	8.1343	6,084,618	-	6,084,618
EGS - Level 3	463,022	8.1201	3,759,777	-	3,759,777
EGS - Level 4	52,022	8.0988	421,311	-	421,311
GSS - Level 1	271,555	11.6972	3,176,440	-	3,176,440
GSS - Level 2	301,605	11.6668	3,519,095	-	3,519,095
GSS - Level 3	182,148	11.6465	2,121,383	-	2,121,383
GSS - Level 4	33,311	11.6160	386,935	-	386,935
HYS - Level 1	302,577	9.4783	2,867,913	-	2,867,913
HYS - Level 2	330,231	9.4536	3,122,878	-	3,122,878
HYS - Level 3	178,539	9.4371	1,684,895	-	1,684,895
HYS - Level 4	47,414	9.4124	446,280	-	446,280
M1A - Level 1	7,517	10.3009	77,429	-	77,429
M1A - Level 2	1,773	10.2955	18,214	-	18,214
M1A - Level 3	1,025	10.2918	10,545	-	10,545
M1A - Level 4	5,035	10.2864	51,789	-	51,789
M1B - Level 1	26,405	9.7687	257,823	-	257,823
M1B - Level 2	4,478	9.7636	43,726	-	43,726
M1B - Level 3	4,881	9.7602	47,644	-	47,644
M1B - Level 4	4,082	9.7550	39,818	-	39,818
MFC - Level 1	14,842	9.8804	146,796	-	146,796
MFC - Level 2	9,775	9.8752	96,526	-	96,526
MFC - Level 3	17,007	9.8717	167,891	-	167,891
MFC - Level 4	48,874	9.8665	482,214	-	482,214
MFD - Level 1	1,782	9.7147	17,299	-	17,299
MFD - Level 2	106	9.7096	1,026	-	1,026
MFE - Level 1	3,741	8.9236	33,388	-	33,388
MFE - Level 2	16,298	8.9189	145,386	-	145,386
MFE - Level 3	4,149	8.9158	36,993	-	36,993
MFE - Level 4	20,490	8.9110	182,587	-	182,587
MFF - Level 1	25,552	9.7072	248,058	-	248,058
MFF - Level 2	558	9.7021	5,418	-	5,418
MFF - Level 4	2,528	9.6936	24,507	-	24,507
MFJ - Level 1	37,438	9.9609	372,912	-	372,912
MFJ - Level 2	29,895	9.9556	297,711	-	297,711
MFJ - Level 3	53,325	9.9522	530,702	-	530,702
MFJ - Level 4	53,569	9.9469	532,843	-	532,843
MFK - Level 1	9,783	10.1131	98,941	-	98,941
MFK - Level 2	44,637	10.1078	451,057	-	451,057
MFK - Level 3	33,913	10.1043	342,671	-	342,671
MFK - Level 4	24,372	10.0990	246,133	-	246,133
MFL - Level 1	12,148	9.6642	117,428	-	117,428
MFL - Level 2	4,834	9.6591	46,690	-	46,690

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Accolade Contracts - continued:
MFS/Sun Life Series Trust - continued
MFL - Level 3	50,820	$ 9.6557	$ 490,700	$ -	$ 490,700
MFL - Level 4	8,725	9.6506	84,203	-	84,203
MIS - Level 1	392,962	8.9716	3,525,500	-	3,525,500
MIS - Level 2	597,925	8.9482	5,348,786	-	5,348,786
MIS - Level 3	518,287	8.9326	4,629,651	-	4,629,651
MIS - Level 4	118,221	8.9092	1,053,255	-	1,053,255
MIT - Level 1	315,386	9.3487	2,948,433	-	2,948,433
MIT - Level 2	393,588	9.3243	3,670,059	-	3,670,059
MIT - Level 3	377,859	9.3081	3,517,135	-	3,517,135
MIT - Level 4	79,965	9.2837	742,367	-	742,367
NWD - Level 1	179,957	14.6705	2,640,057	-	2,640,057
NWD - Level 2	273,056	14.6322	3,994,993	-	3,994,993
NWD - Level 3	197,691	14.6068	2,887,629	-	2,887,629
NWD - Level 4	34,159	14.5684	497,640	-	497,640
TRS - Level 1	304,795	11.9227	3,633,995	26,100	3,660,095
TRS - Level 2	463,198	11.8917	5,507,489	-	5,507,489
TRS - Level 3	253,585	11.8710	3,010,308	-	3,010,308
TRS - Level 4	72,725	11.8399	861,062	-	861,062
UTS - Level 1	325,547	9.4609	3,079,955	16,636	3,096,591
UTS - Level 2	489,348	9.4362	4,617,576	-	4,617,576
UTS - Level 3	235,151	9.4198	2,212,928	-	2,212,928
UTS - Level 4	88,937	9.3951	835,571	-	835,571
OCC Accumulation Trust
OP1 - Level 1	19,808	10.6338	212,401	-	212,401
OP1 - Level 2	13,280	10.6061	140,853	-	140,853
OP1 - Level 3	14,397	10.5877	152,430	-	152,430
OP1 - Level 4	6,893	10.5599	72,795	-	72,795
OP2 - Level 1	80,882	16.3655	1,323,677	-	1,323,677
OP2 - Level 2	92,396	16.3229	1,508,187	-	1,508,187
OP2 - Level 3	59,759	16.2945	973,736	-	973,736
OP2 - Level 4	6,392	16.2518	103,884	-	103,884
OP3 - Level 1	17,916	16.0106	286,840	-	286,840
OP3 - Level 2	46,852	15.9689	748,851	-	748,851
OP3 - Level 3	6,271	15.9411	99,975	-	99,975
OP3 - Level 4	5,655	15.8994	89,906	-	89,906
OP4 - Level 1	26,412	10.7277	283,342	-	283,342
OP4 - Level 2	12,616	10.6997	134,994	-	134,994
OP4 - Level 4	174	10.6531	1,854	-	1,854
Rydex Variable Trust
RX1 - Level 1	16	8.2573	129	-	129
RX1 - Level 2	1,676	8.2488	13,827	-	13,827
RX1 - Level 3	1,940	8.2432	15,992	-	15,992
RX1 - Level 4	2,412	8.2348	19,860	-	19,860
RX2 - Level 1	6,973	7.9348	55,333	-	55,333

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total

	Units	Unit Value	Value
Futurity Accolade Contracts - continued:
Rydex Variable Trust - continued
RX2 - Level 2	11,082	$ 7.9267	$ 87,826	$ -	$ 87,826
RX2 - Level 3	22,364	7.9213	177,150	-	177,150
RX2 - Level 4	5,153	7.9131	40,777	-	40,777
Sun Capital Advisers Trust
SC1 - Level 1	1,233,229	10.7349	13,238,569	-	13,238,569
SC1 - Level 2	1,942,076	10.7069	20,791,230	-	20,791,230
SC1 - Level 3	801,224	10.6883	8,563,706	-	8,563,706
SC1 - Level 4	113,904	10.6603	1,214,246	-	1,214,246
SC2 - Level 1	581,035	11.4715	6,665,355	-	6,665,355
SC2 - Level 2	552,746	11.4416	6,318,646	-	6,318,646
SC2 - Level 3	450,063	11.4217	5,140,488	-	5,140,488
SC2 - Level 4	272,819	11.3918	3,107,898	-	3,107,898
SC3 - Level 1	97,704	14.7767	1,443,741	-	1,443,741
SC3 - Level 2	80,220	14.7382	1,182,461	-	1,182,461
SC3 - Level 3	76,543	14.7126	1,126,148	-	1,126,148
SC3 - Level 4	43,197	14.6741	633,869	-	633,869
SC4 - Level 1	44,076	9.9482	438,480	-	438,480
SC4 - Level 2	123,178	9.9222	1,223,912	-	1,223,912
SC4 - Level 3	143,103	9.9050	1,417,431	-	1,417,431
SC4 - Level 4	23,923	9.8790	236,334	-	236,334
SC5 - Level 1	251,592	15.5116	3,902,583	-	3,902,583
SC5 - Level 2	418,350	15.4711	6,471,066	-	6,471,066
SC5 - Level 3	258,645	15.4442	3,994,559	-	3,994,559
SC5 - Level 4	146,226	15.4037	2,252,421	-	2,252,421
SC6 - Level 1	6,553	10.0098	65,596	-	65,596
SC6 - Level 2	32,747	9.9837	327,027	-	327,027
SC6 - Level 3	34,231	9.9663	341,154	-	341,154
SC6 - Level 4	9,231	9.9402	91,757	-	91,757
SC7 - Level 1	153,630	8.6247	1,325,018	-	1,325,018
SC7 - Level 2	217,157	8.6056	1,869,938	-	1,869,938
SC7 - Level 3	255,374	8.5929	2,194,389	-	2,194,389
SC7 - Level 4	99,065	8.5737	849,350	-	849,350
SC8 - Level 1	50,731	10.3673	525,942	-	525,942
SC8 - Level 2	49,367	10.3444	510,682	-	510,682
SC8 - Level 3	38,310	10.3291	395,703	-	395,703
SC8 - Level 4	48,921	10.3060	504,179	-	504,179
SC9 - Level 1	26,105	10.8135	282,285	-	282,285
SC9 - Level 2	31,387	10.7896	338,660	-	338,660
SC9 - Level 3	38,371	10.7736	413,394	-	413,394
SC9 - Level 4	14,079	10.7496	151,339	-	151,339
SCA - Level 1	96,665	10.8136	1,045,292	-	1,045,292
SCA - Level 2	76,711	10.7896	827,573	-	827,573
SCA - Level 3	59,407	10.7736	640,029	-	640,029
SCA - Level 4	32,644	10.7496	350,915	-	350,915

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total

	Units	Unit Value	Value
Futurity Accolade Contracts - continued:
Sun Capital Advisers Trust - continued
SCB - Level 1	125,898	$12.9971	$ 1,635,080	$ -	$ 1,635,080
SCB - Level 2	67,696	12.9683	877,905	-	877,905
SCB - Level 3	74,143	12.9492	960,086	-	960,086
SCB - Level 4	62,496	12.9203	807,471	-	807,471
SCC - Level 1	2,831	10.4670	29,630	-	29,630
SCC - Level 2	48,976	10.4438	511,389	-	511,389
SCC - Level 3	14,613	10.4283	152,385	-	152,385
SCC - Level 4	13,973	10.4051	145,388	-	145,388
SCD - Level 1	378	7.0828	2,680	-	2,680
SCD - Level 2	3,565	7.0755	25,245	-	25,245
SCD - Level 3	12,997	7.0707	91,899	-	91,899
SCD - Level 4	6,994	7.0635	49,400	-	49,400
SCE - Level 3	4,388	5.5017	24,144	-	24,144
SCE - Level 4	19,073	5.4961	104,828	-	104,828
SCF - Level 1	21,640	10.1385	219,400	-	219,400
SCF - Level 2	11,403	10.1282	115,507	-	115,507
SCF - Level 3	16,871	10.1213	170,759	-	170,759
SCF - Level 4	22,828	10.1109	230,815	-	230,815
SCG - Level 1	7,078	8.4985	60,125	-	60,125
SCG - Level 2	4,039	8.4898	34,288	-	34,288
SCG - Level 3	5,444	8.4841	46,187	-	46,187
SCG - Level 4	4,428	8.4754	37,533	-	37,533
SCH - Level 1	10,932	9.7991	107,139	-	107,139
SCH - Level 2	2,329	9.7891	22,800	-	22,800
SCH - Level 3	7,911	9.7825	77,394	-	77,394
SCH - Level 4	5,329	9.7725	52,082	-	52,082
SCI - Level 1	16,751	8.6634	145,120	-	145,120
SCI - Level 2	32,815	8.6546	283,968	-	283,968
SCI - Level 3	14,930	8.6487	129,124	-	129,124
SCI - Level 4	19,490	8.6398	168,386	-	168,386
			$384,057,113	$ 164,594	$384,221,707

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity Focus II Contracts:
AIM Variable Insurance Fund, Inc.
AIM1 - Level 3	80,755	$ 5.7544	$ 464,748	$ -	$ 464,748
AIM1 - Level 4	62,559	5.7416	359,189	-	359,189
AIM1 - Level 5	75,175	5.7331	430,986	-	430,986
AIM1 - Level 6	22,439	5.7203	128,357	-	128,357
AIM2 - Level 3	77,656	4.5564	353,877	-	353,877
AIM2 - Level 4	99,330	4.5462	451,574	-	451,574
AIM2 - Level 5	89,100	4.5395	404,469	-	404,469
AIM2 - Level 6	6,311	4.5294	28,584	-	28,584
AIM3 - Level 3	88,603	5.9731	529,289	-	529,289
AIM3 - Level 4	66,244	5.9598	394,804	-	394,804
AIM3 - Level 5	70,301	5.9510	418,361	-	418,361
AIM3 - Level 6	15,992	5.9377	94,957	-	94,957
AIM4 - Level 3	135,118	5.9063	798,044	-	798,044
AIM4 - Level 4	223,459	5.8932	1,316,978	-	1,316,978
AIM4 - Level 5	105,821	5.8844	622,693	-	622,693
AIM4 - Level 6	10,195	5.8713	59,856	-	59,856
AIM5 - Level 1	12,557	8.8645	111,311	-	111,311
AIM5 - Level 3	20,399	8.8495	180,523	-	180,523
AIM5 - Level 4	4,960	8.8405	43,851	-	43,851
AIM5 - Level 5	7,543	8.8345	66,638	-	66,638
AIM5 - Level 6	15,558	8.8255	137,305	-	137,305
The Alger American Fund
AL1 - Level 3	93,641	6.7375	630,922	-	630,922
AL1 - Level 4	22,845	6.7225	153,576	-	153,576
AL1 - Level 5	51,588	6.7126	346,287	-	346,287
AL1 - Level 6	30,122	6.6976	201,744	-	201,744
AL2 - Level 1	12,421	7.5326	93,563	-	93,563
AL2 - Level 3	60,765	7.5048	456,040	-	456,040
AL2 - Level 4	69,424	7.4881	519,856	-	519,856
AL2 - Level 5	44,664	7.4770	333,957	-	333,957
AL2 - Level 6	34,299	7.4604	255,887	-	255,887
AL3 - Level 1	9,522	4.8612	46,290	-	46,290
AL3 - Level 3	16,454	4.8432	79,692	-	79,692
AL3 - Level 4	7,262	4.8324	35,092	-	35,092
AL3 - Level 5	13,641	4.8252	65,823	-	65,823
Alliance Variable Products Series Fund, Inc.
AN1 - Level 1	14,109	8.5665	120,870	-	120,870
AN1 - Level 3	13,423	8.5520	114,789	-	114,789
AN1 - Level 4	10,054	8.5432	85,896	-	85,896
AN1 - Level 5	13,210	8.5375	112,783	-	112,783
AN1 - Level 6	15,160	8.5287	129,294	-	129,294
AN2 - Level 3	11,035	8.0717	89,077	-	89,077
AN2 - Level 4	11,277	8.0635	90,934	-	90,934
AN2 - Level 5	6,525	8.0580	52,581	-	52,581

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity Focus II Contracts - continued:
Alliance Variable Products Series Fund, Inc. - continued
AN2 - Level 6	1,155	$ 8.0498	$ 9,298	$ -	$ 9,298
AN3 - Level 3	30,309	9.2586	280,628	-	280,628
AN3 - Level 4	22,804	9.2491	210,915	-	210,915
AN3 - Level 5	40,619	9.2428	375,439	-	375,439
AN3 - Level 6	35,568	9.2334	328,411	-	328,411
AN4 - Level 3	1,433	8.5446	12,236	-	12,236
AN4 - Level 5	3,252	8.5301	27,738	-	27,738
AN5 - Level 4	1,896	9.3944	17,817	-	17,817
AN5 - Level 6	341	9.3784	3,197	-	3,197
Fidelity Variable Insurance Products Funds
FL1 - Level 3	15,808	9.4614	149,563	-	149,563
FL1 - Level 4	11,437	9.4517	108,099	-	108,099
FL1 - Level 5	6,225	9.4453	58,795	-	58,795
FL1 - Level 6	4,091	9.4357	38,606	-	38,606
FL2 - Level 1	5,533	8.0560	44,571	-	44,571
FL2 - Level 3	77,993	8.0424	627,249	-	627,249
FL2 - Level 4	33,963	8.0342	272,868	-	272,868
FL2 - Level 5	44,128	8.0287	354,288	-	354,288
FL2 - Level 6	21,750	8.0205	174,444	-	174,444
FL3 - Level 3	88,471	8.6775	767,701	-	767,701
FL3 - Level 4	94,541	8.6686	819,523	-	819,523
FL3 - Level 5	42,308	8.6627	366,507	-	366,507
FL3 - Level 6	17,029	8.6539	147,363	-	147,363
Goldman Sachs Variable Insurance Trust
GS1 - Level 3	15,816	5.5213	87,334	-	87,334
GS1 - Level 4	25,427	5.5090	140,078	-	140,078
GS1 - Level 5	51,656	5.5008	284,150	-	284,150
GS1 - Level 6	2,361	5.4886	12,959	-	12,959
GS2 - Level 3	10,409	9.5791	99,704	-	99,704
GS2 - Level 4	5,528	9.5579	52,837	-	52,837
GS2 - Level 5	12,639	9.5437	120,626	-	120,626
GS3 - Level 3	11,328	7.5590	85,636	-	85,636
GS3 - Level 4	15,510	7.5422	116,979	-	116,979
GS3 - Level 5	8,308	7.5310	62,570	-	62,570
GS3 - Level 6	717	7.5143	5,390	-	5,390
GS4 - Level 3	10,740	8.1152	87,163	-	87,163
GS4 - Level 4	3,641	8.0972	29,482	-	29,482
GS4 - Level 5	15,838	8.0852	128,055	-	128,055
GS5 - Level 3	18,035	6.5977	119,002	-	119,002
GS5 - Level 4	25,892	6.5830	170,451	-	170,451
GS5 - Level 5	8,477	6.5733	55,724	-	55,724
GS5 - Level 6	7,131	6.5586	46,768	-	46,768
GS6 - Level 3	188	7.2056	1,351	-	1,351
GS6 - Level 4	512	7.1982	3,685	-	3,685

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity Focus II Contracts - continued:
Goldman Sachs Variable Insurance Trust - continued
GS7 - Level 3	323	$ 8.8162	$ 2,846	$ -	$ 2,846
GS7 - Level 4	715	8.8072	6,295	-	6,295
GS7 - Level 6	8,089	8.7922	71,122	-	71,122
INVESCO Variable Investment Funds, Inc.
IV1 - Level 3 .	1,092	8.0662	8,812	-	8,812
IV1 - Level 4 .	534	8.0579	4,304	-	4,304
IV1 - Level 5 .	10,117	8.0525	81,466	-	81,466
IV2 - Level 3 .	12,335	8.8373	109,015	-	109,015
IV2 - Level 4 .	2,805	8.8282	24,760	-	24,760
IV2 - Level 5 .	3,111	8.8223	27,449	-	27,449
IV2 - Level 6 .	608	8.8132	5,363	-	5,363
J.P. Morgan Series Trust II
JP1 - Level 3	1,896	7.4673	14,161	-	14,161
JP1 - Level 4	3,199	7.4508	23,835	-	23,835
JP1 - Level 5	23,952	7.4398	178,200	-	178,200
JP1 - Level 6	26,958	7.4232	200,120	-	200,120
JP2 - Level 3	23,563	6.8260	160,850	-	160,850
JP2 - Level 4	18,554	6.8108	126,368	-	126,368
JP2 - Level 5	8,420	6.8007	57,262	-	57,262
JP3 - Level 3	9,390	7.7245	72,540	-	72,540
JP3 - Level 4	9,739	7.7073	75,060	-	75,060
JP3 - Level 5	1,413	7.6959	10,872	-	10,872
Lord Abbett Series Fund, Inc.
LA1 - Level 3	164,405	10.4950	1,725,447	-	1,725,447
LA1 - Level 4	148,326	10.4718	1,553,231	-	1,553,231
LA1 - Level 5	102,080	10.4563	1,067,373	-	1,067,373
LA1 - Level 6	66,402	10.4330	692,771	-	692,771
LA2 - Level 1	10,072	10.3895	104,644	-	104,644
LA2 - Level 3	45,064	10.3719	467,399	-	467,399
LA2 - Level 4	38,248	10.3614	396,297	-	396,297
LA2 - Level 5	32,750	10.3543	339,103	-	339,103
LA2 - Level 6	17,653	10.3438	182,599	-	182,599
LA3 - Level 3	112	7.8745	883	-	883
LA3 - Level 6	2,991	7.8531	23,489	-	23,489
MFS/Sun Life Series Trust
CAS - Level 3	19,639	5.7164	112,298	-	112,298
CAS - Level 4	23,553	5.7037	134,340	-	134,340
CAS - Level 5	51,846	5.6953	295,275	-	295,275
CAS - Level 6	2,729	5.6826	15,509	-	15,509
EGS - Level 1	17,562	5.0220	88,198	-	88,198
EGS - Level 3	87,105	5.0035	435,844	-	435,844
EGS - Level 4	63,115	4.9923	315,094	-	315,094
EGS - Level 5	46,771	4.9849	233,153	-	233,153
EGS - Level 6	3,800	4.9738	18,899	-	18,899

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Focus II Contracts - continued:
MFS/Sun Life Series Trust - continued
GSS - Level 1	8,152	$11.3682	$ 92,674	$ -	$ 92,674
GSS - Level 3	174,779	11.3264	1,979,491	-	1,979,491
GSS - Level 4	28,241	11.3012	319,162	-	319,162
GSS - Level 5	82,096	11.2846	926,423	-	926,423
GSS - Level 6	32,571	11.2595	366,735	-	366,735
HYS - Level 1	10,750	9.2504	99,443	-	99,443
HYS - Level 3	100,248	9.2163	923,448	-	923,448
HYS - Level 4	69,904	9.1958	642,827	-	642,827
HYS - Level 5	50,372	9.1822	462,524	-	462,524
HYS - Level 6	11,367	9.1618	104,144	-	104,144
M1A - Level 3	5,481	10.3027	56,451	-	56,451
M1A - Level 4	3,220	10.2973	33,153	-	33,153
M1A - Level 5	3,235	10.2937	33,301	-	33,301
M1A - Level 6	2,614	10.2882	26,892	-	26,892
M1B - Level 3	10,908	9.7705	106,531	-	106,531
M1B - Level 4	15,021	9.7653	146,685	-	146,685
M1B - Level 5	2,768	9.7619	27,020	-	27,020
M1B - Level 6	9,793	9.7567	95,551	-	95,551
MFC - Level 3	13,505	9.8821	133,450	-	133,450
MFC - Level 4	3,663	9.8769	36,181	-	36,181
MFC - Level 5	3,349	9.8734	33,065	-	33,065
MFC - Level 6	9,483	9.8682	93,583	-	93,583
MFD - Level 3	5,886	9.7164	57,202	-	57,202
MFD - Level 5	932	9.7078	9,050	-	9,050
MFE - Level 3	11,345	8.9252	101,237	-	101,237
MFE - Level 4	543	8.9204	4,842	-	4,842
MFE - Level 6	1,652	8.9126	14,727	-	14,727
MFF - Level 3	8,924	9.7089	86,637	-	86,637
MFF - Level 4	3,114	9.7038	30,219	-	30,219
MFF - Level 5	2,169	9.7004	21,041	-	21,041
MFF - Level 6	125	9.6953	1,213	-	1,213
MFJ - Level 3	32,893	9.9626	327,738	-	327,758
MFJ - Level 4	20,710	9.9574	206,219	-	206,219
MFJ - Level 5	8,578	9.9539	85,382	-	85,382
MFJ - Level 6	47,839	9.9487	475,938	-	475,938
MFK - Level 3	23,000	10.1149	232,685	-	232,685
MFK - Level 4	9,048	10.1096	91,474	-	91,474
MFK - Level 5	125,529	10.1061	1,268,607	-	1,268,607
MFK - Level 6	10,443	10.1008	105,482	-	105,482
MFL - Level 3	22,337	9.6659	215,874	-	215,874
MFL - Level 4	11,335	9.6608	109,507	-	109,507
MFL - Level 6	4,443	9.6523	42,890	-	42,890
MIS - Level 3	85,240	6.3414	540,594	-	540,594
MIS - Level 4	60,475	6.3274	382,647	-	382,647

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity Focus II Contracts - continued:
MFS/Sun Life Series Trust - continued
MIS - Level 5	87,458	$ 6.3180	$ 552,561	$ -	$ 552,561
MIS - Level 6	12,146	6.3039	76,567	-	76,567
MIT - Level 3	60,135	7.9625	478,836	-	478,836
MIT - Level 4	74,098	7.9448	588,693	-	588,693
MIT - Level 5	47,198	7.9331	374,423	-	374,423
MIT - Level 6	3,506	7.9154	27,751	-	27,751
NWD - Level 1	6,180	8.0590	49,800	-	49,800
NWD - Level 3	50,323	8.0292	404,124	-	404,124
NWD - Level 4	41,380	8.0114	331,509	-	331,509
NWD - Level 5	48,492	7.9995	387,913	-	387,913
NWD - Level 6	12,103	7.9817	96,600	-	96,600
TRS - Level 3	46,690	11.0569	515,711	-	515,711
TRS - Level 4	36,822	11.0324	406,235	-	406,235
TRS - Level 5	53,755	11.0161	592,167	-	592,167
TRS - Level 6	35,110	10.9916	385,915	-	385,915
UTS - Level 3	33,576	7.2240	242,553	-	242,553
UTS - Level 4	68,620	7.2080	494,528	-	494,528
UTS - Level 5	32,505	7.1973	233,947	-	233,947
UTS - Level 6	23,748	7.1813	170,541	-	170,541
Rydex Variable Trust
RX1 - Level 4	2,502	8.2517	20,652	-	20,652
RX1 - Level 5	3,388	8.2460	27,934	-	27,934
RX2 - Level 3	1,868	7.9375	14,826	-	14,826
RX2 - Level 5	12,513	7.9240	99,150	-	99,150
RX2 - Level 6	191	7.9159	1,510	-	1,510
Sun Capital Advisers Trust
SC1 - Level 3	232,559	10.4300	2,425,382	-	2,425,382
SC1 - Level 4	126,487	10.4069	1,316,340	-	1,316,340
SC1 - Level 5	73,000	10.3916	758,585	-	758,585
SC1 - Level 6	31,417	10.3685	325,746	-	325,746
SC2 - Level 1	10,011	11.2106	112,228	-	112,228
SC2 - Level 3	143,772	11.1693	1,604,635	-	1,604,635
SC2 - Level 4	103,825	11.1445	1,157,080	-	1,157,080
SC2 - Level 5	123,731	11.1280	1,376,885	-	1,376,885
SC2 - Level 6	51,212	11.1033	568,626	-	568,626
SC3 - Level 3	30,739	11.8982	365,740	-	365,740
SC3 - Level 4	30,122	11.8719	357,608	-	357,608
SC3 - Level 5	17,129	11.8543	203,051	-	203,051
SC3 - Level 6	12,583	11.8280	148,832	-	148,832
SC4 - Level 3	11,121	6.6639	74,112	-	74,112
SC4 - Level 4	45,789	6.6491	304,989	-	304,989
SC4 - Level 5	20,433	6.6393	135,661	-	135,661
SC4 - Level 6	8,838	6.6245	58,549	-	58,549
SC5 - Level 3	116,419	9.1378	1,063,719	-	1,063,719

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity Focus II Contracts - continued:
Sun Capital Advisers Trust - continued
SC5 - Level 4	120,165	$ 9.1175	$ 1,095,605	$ -	$ 1,095,605
SC5 - Level 5	68,862	9.1040	626,923	-	626,923
SC5 - Level 6	33,449	9.0838	303,845	-	303,845
SC6 - Level 3	12,583	8.0385	101,146	-	101,146
SC6 - Level 4	10,952	8.0207	87,841	-	87,841
SC6 - Level 5	7,497	8.0088	60,041	-	60,041
SC6 - Level 6	1,147	7.9910	9,165	-	9,165
SC7 - Level 3	105,249	8.6311	909,376	-	909,376
SC7 - Level 4	88,360	8.6120	760,955	-	760,955
SC7 - Level 5	113,695	8.5992	977,685	-	977,685
SC7 - Level 6	34,042	8.5801	292,082	-	292,082
SC8 - Level 3	23,035	10.3750	239,062	-	239,062
SC8 - Level 4	17,122	10.3520	177,244	-	177,244
SC8 - Level 5	29,998	10.3367	310,084	-	310,084
SC8 - Level 6	47,341	10.3137	488,265	-	488,265
SC9 - Level 3	28,687	10.8215	310,415	-	310,415
SC9 - Level 4	4,971	10.7975	53,671	-	53,671
SC9 - Level 5	8,365	10.7816	90,190	-	90,190
SC9 - Level 6	6,310	10.7576	67,884	-	67,884
SCA - Level 3	25,942	10.8216	280,352	-	280,352
SCA - Level 4	21,211	10.7976	229,026	-	229,026
SCA - Level 5	29,175	10.7816	314,549	-	314,549
SCA - Level 6	9,807	10.7576	105,503	-	105,503
SCB - Level 3	32,885	13.0068	427,833	-	427,833
SCB - Level 4	35,891	12.9779	465,798	-	465,798
SCB - Level 5	23,113	12.9587	299,509	-	299,509
SCB - Level 6	22,072	12.9300	285,392	-	285,392
SCC - Level 3	5,177	10.4747	54,229	-	54,229
SCC - Level 4	1,320	10.4515	13,791	-	13,791
SCC - Level 5	8,484	10.4360	88,542	-	88,542
SCC - Level 6	181	10.4129	1,890	-	1,890
SCD - Level 3	216	7.0852	1,529	-	1,529
SCD - Level 4	3,757	7.0780	26,602	-	26,602
SCD - Level 5	18,002	7.0731	127,328	-	127,328
SCD - Level 6	52,573	7.0659	371,474	-	371,474
SCE - Level 3	9,759	5.5130	53,841	-	53,841
SCE - Level 4	1,441	5.5074	7,936	-	7,936
SCE - Level 5	2,615	5.5036	14,393	-	14,393
SCF - Level 3	10,440	10.1419	105,853	-	105,853
SCF - Level 4	5,604	10.1316	56,776	-	56,776
SCF - Level 5	20,196	10.1247	204,475	-	204,475
SCF - Level 6	39,178	10.1144	396,261	-	396,261
SCG - Level 4	1,537	8.4927	13,048	-	13,048
SCG - Level 5	780	8.4870	6,623	-	6,623

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity Focus II Contracts - continued:
Sun Capital Advisers Trust - continued
SCG - Level 6	209	$ 8.4783	$ 1,769	$ -	$ 1,769
SCH - Level 3	5,497	9.8024	53,882	-	53,882
SCH - Level 4	8,955	9.7925	87,695	-	87,695
SCH - Level 5	1,269	9.7858	12,423	-	12,423
SCH - Level 6	1,106	9.7758	10,814	-	10,814
SCI - Level 3	7,017	8.6664	60,804	-	60,804
SCI - Level 4	3,268	8.6575	28,291	-	28,291
SCI - Level 6	8,752	8.6428	75,641	-	75,641
			$69,106,597	$ -	$69,106,597

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity III Contracts:
AIM Variable Insurance Fund, Inc.
AIM1 - Level 2	379,881	$ 5.7758	$ 2,194,533	$ -	$ 2,194,533
AIM1 - Level 3	39,978	5.7672	230,561	-	230,561
AIM1 - Level 4	669,179	5.7629	3,856,443	-	3,856,443
AIM1 - Level 5	820,958	5.7544	4,724,127	-	4,724,127
AIM1 - Level 6	241,464	5.7416	1,386,397	-	1,386,397
AIM2 - Level 1	21,694	4.5834	99,433	-	99,433
AIM2 - Level 2	313,354	4.5732	1,433,263	-	1,433,263
AIM2 - Level 4	468,504	4.5631	2,137,833	-	2,137,833
AIM2 - Level 5	791,166	4.5564	3,604,828	-	3,604,828
AIM2 - Level 6	193,714	4.5462	880,664	-	880,664
AIM3 - Level 1	4,321	6.0086	25,961	-	25,961
AIM3 - Level 2	260,270	5.9952	1,560,782	-	1,560,782
AIM3 - Level 3	96,947	5.9864	580,364	-	580,364
AIM3 - Level 4	630,672	5.9820	3,772,651	-	3,772,651
AIM3 - Level 5	1,207,738	5.9731	7,213,934	-	7,213,934
AIM3 - Level 6	420,993	5.9598	2,509,041	-	2,509,041
AIM4 - Level 1	29,884	5.9413	177,548	-	177,548
AIM4 - Level 2	481,488	5.9282	2,854,770	-	2,854,770
AIM4 - Level 3	31,298	5.9194	185,269	-	185,269
AIM4 - Level 4	557,746	5.9150	3,299,093	-	3,299,093
AIM4 - Level 5	939,317	5.9063	5,547,864	-	5,547,864
AIM4 - Level 6	453,866	5.8932	2,674,706	-	2,674,706
AIM5 - Level 2	23,949	8.8645	212,313	-	212,313
AIM5 - Level 4	53,149	8.8555	470,663	-	470,663
AIM5 - Level 5	45,520	8.8495	402,835	-	402,835
AIM5 - Level 6	89,762	8.8405	793,544	-	793,544
The Alger American Fund
AL1 - Level 1	25,344	6.7774	171,771	-	171,771
AL1 - Level 2	399,477	6.7624	2,702,059	-	2,702,059
AL1 - Level 3	160,859	6.7525	1,086,193	-	1,086,193
AL1 - Level 4	537,985	6.7475	3,630,033	-	3,630,033
AL1 - Level 5	2,158,184	6.7375	14,540,686	-	14,540,686
AL1 - Level 6	1,224,616	6.7225	8,232,484	-	8,232,484
AL2 - Level 1	11,908	7.5493	89,900	-	89,900
AL2 - Level 2	356,108	7.5326	2,682,592	-	2,682,592
AL2 - Level 3	28,769	7.5215	216,388	-	216,388
AL2 - Level 4	469,117	7.5159	3,525,834	-	3,525,834
AL2 - Level 5	802,944	7.5048	6,025,908	-	6,025,908
AL2 - Level 6	314,307	7.4881	2,353,567	-	2,353,567
AL3 - Level 2	94,917	4.8612	461,479	-	461,479
AL3 - Level 3	27,594	4.8540	133,939	-	133,939
AL3 - Level 4	144,086	4.8504	698,873	-	698,873
AL3 - Level 5	183,398	4.8432	888,231	-	888,231
AL3 - Level 6	67,320	4.8324	325,318	-	325,318

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity III Contracts - continued:
Alliance Variable Products Series Fund, Inc.
AN1 - Level 2	87,748	$ 8.5665	$ 751,693	$ -	$ 751,693
AN1 - Level 4	52,608	8.5578	450,206	-	450,206
AN1 - Level 5	67,270	8.5520	575,293	-	575,293
AN1 - Level 6	109,465	8.5432	935,186	-	935,186
AN2 - Level 2	7,801	8.0855	63,081	-	63,081
AN2 - Level 4	14,921	8.0772	120,517	-	120,517
AN2 - Level 5	12,344	8.0717	99,636	-	99,636
AN2 - Level 6	22,464	8.0635	181,135	-	181,135
AN3 - Level 2	134,215	9.2743	1,244,281	41,269	1,285,550
AN3 - Level 3	18,765	9.2680	173,917	-	173,917
AN3 - Level 4	212,875	9.2649	1,972,254	-	1,972,254
AN3 - Level 5	143,364	9.2586	1,327,345	-	1,327,345
AN3 - Level 6	116,848	9.2491	1,080,743	-	1,080,743
AN4 - Level 2	8,433	8.5591	72,175	-	72,175
AN4 - Level 4	5,261	8.5504	44,983	-	44,983
AN4 - Level 5	565	8.5446	4,830	-	4,830
AN4 - Level 6	6,516	8.5359	55,622	-	55,622
AN5 - Level 2	44,891	9.4199	421,810	-	421,810
AN5 - Level 4	23,185	9.4103	218,176	-	218,176
AN5 - Level 5	1,506	9.4039	14,160	-	14,160
AN5 - Level 6	64	9.3944	601	-	601
Fidelity Variable Insurance Products Funds
FL1 - Level 2	37,502	9.4774	355,426	-	355,426
FL1 - Level 3	16,279	9.4710	154,176	-	154,176
FL1 - Level 4	31,603	9.4678	299,208	-	299,208
FL1 - Level 5	24,110	9.4614	228,118	-	228,118
FL1 - Level 6	39,015	9.4517	368,756	-	368,756
FL2 - Level 2	287,606	8.0560	2,316,975	-	2,316,975
FL2 - Level 3	28,489	8.0506	229,355	-	229,355
FL2 - Level 4	267,321	8.0478	2,151,353	-	2,151,353
FL2 - Level 5	363,758	8.0424	2,925,468	-	2,925,468
FL2 - Level 6	205,125	8.0342	1,648,006	-	1,648,006
FL3 - Level 2	298,052	8.6922	2,590,787	-	2,590,787
FL3 - Level 3	20,638	8.6863	179,271	-	179,271
FL3 - Level 4	365,485	8.6834	3,173,639	-	3,173,639
FL3 - Level 5	486,915	8.6775	4,225,190	-	4,225,190
FL3 - Level 6	243,391	8.6686	2,109,865	-	2,109,865
Goldman Sachs Variable Insurance Trust
GS1 - Level 2	197,802	5.5417	1,096,274	-	1,096,274
GS1 - Level 3	16,085	5.5335	89,009	-	89,009
GS1 - Level 4	185,484	5.5294	1,025,624	-	1,025,624
GS1 - Level 5	273,996	5.5213	1,512,803	-	1,512,803
GS1 - Level 6	133,773	5.5090	736,953	-	736,953
GS2 - Level 2	39,653	9.6146	381,266	22,755	404,021

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity III Contracts - continued:
Goldman Sachs Variable Insurance Trust - continued
GS2 - Level 3	12,386	$ 9.6004	$ 118,912	$ -	$ 118,912
GS2 - Level 4	35,576	9.5933	341,294	-	341,294
GS2 - Level 5	48,145	9.5791	461,189	-	461,189
GS2 - Level 6	13,565	9.5579	129,655	-	129,655
GS3 - Level 2	92,005	7.5870	698,078	26,165	724,243
GS3 - Level 3	26,656	7.5758	201,939	-	201,939
GS3 - Level 4	126,497	7.5702	957,607	-	957,607
GS3 - Level 5	179,696	7.5590	1,358,314	-	1,358,314
GS3 - Level 6	44,344	7.5422	334,453	-	334,453
GS4 - Level 2	20,872	8.1452	170,009	26,006	196,015
GS4 - Level 4	26,366	8.1272	214,282	-	214,282
GS4 - Level 5	27,033	8.1152	219,378	-	219,378
GS4 - Level 6	6,665	8.0972	53,968	-	53,968
GS5 - Level 2	49,453	6.6221	327,542	-	327,542
GS5 - Level 3	43,801	6.6124	289,629	-	289,629
GS5 - Level 4	104,655	6.6075	691,505	-	691,505
GS5 - Level 5	93,954	6.5977	619,877	-	619,877
GS5 - Level 6	28,203	6.5830	185,663	-	185,663
GS6 - Level 2	3,334	7.2179	24,068	-	24,068
GS6 - Level 4	10,953	7.2105	78,978	-	78,978
GS6 - Level 5	5,984	7.2056	43,118	-	43,118
GS6 - Level 6	11,737	7.1982	84,482	-	84,482
GS7 - Level 2	19,056	8.8312	168,264	-	168,264
GS7 - Level 4	3,080	8.8222	27,170	-	27,170
GS7 - Level 5	18,588	8.8162	163,873	-	163,873
GS7 - Level 6	10,733	8.8072	94,524	-	94,524
INVESCO Variable Investment Funds, Inc.
IV1 - Level 2	23,033	8.0799	186,141	-	186,141
IV1 - Level 4	17,852	8.0717	144,099	-	144,099
IV1 - Level 5	32,812	8.0662	264,666	-	264,666
IV1 - Level 6	25,642	8.0579	206,624	-	206,624
IV2 - Level 2	8,770	8.8523	77,639	-	77,639
IV2 - Level 4	15,651	8.8433	138,404	-	138,404
IV2 - Level 5	13,895	8.8373	122,790	-	122,790
IV2 - Level 6	20,911	8.8282	184,610	-	184,610
J.P. Morgan Series Trust II
JP1 - Level 2	39,737	7.4950	297,860	-	297,860
JP1 - Level 3	15,284	7.4840	114,388	26,222	140,610
JP1 - Level 4	74,037	7.4784	553,680	-	553,680
JP1 - Level 5	99,222	7.4673	740,924	-	740,924
JP1 - Level 6	26,693	7.4508	198,881	-	198,881
JP2 - Level 2	29,235	6.8512	200,130	-	200,130
JP2 - Level 3	26,080	6.8411	178,415	-	178,415
JP2 - Level 4	46,728	6.8361	319,433	-	319,433

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity III Contracts - continued:
J.P. Morgan Series Trust II - continued
JP2 - Level 5	57,921	$ 6.8260	$ 395,364	$ -	$ 395,364
JP2 - Level 6	8,742	6.8108	59,538	-	59,538
JP3 - Level 2	30,980	7.7531	240,223	-	240,223
JP3 - Level 3	13,334	7.7417	103,231	-	103,231
JP3 - Level 4	52,275	7.7359	404,393	-	404,393
JP3 - Level 5	46,314	7.7245	357,753	-	357,753
JP3 - Level 6	26,276	7.7073	202,514	-	202,514
Lord Abbett Series Fund, Inc.
LA1 - Level 1	8,430	10.5572	89,001	-	89,001
LA1 - Level 2	938,638	10.5339	9,887,893	26,995	9,914,888
LA1 - Level 3	89,640	10.5183	942,863	-	942,863
LA1 - Level 4	817,059	10.5106	8,587,754	-	8,587,754
LA1 - Level 5	1,464,629	10.4950	15,371,317	-	15,371,317
LA1 - Level 6	826,140	10.4718	8,651,137	-	8,651,137
LA2 - Level 2	236,647	10.3895	2,458,741	42,383	2,501,124
LA2 - Level 3	5,016	10.3825	52,082	-	52,082
LA2 - Level 4	222,090	10.3790	2,305,070	-	2,305,070
LA2 - Level 5	278,605	10.3719	2,889,676	-	2,889,676
LA2 - Level 6	224,494	10.3614	2,326,061	-	2,326,061
LA3 - Level 2	5,865	7.8879	46,256	-	46,256
LA3 - Level 4	2,053	7.8799	16,178	-	16,178
LA3 - Level 5	17,921	7.8745	141,117	-	141,117
LA3 - Level 6	4,349	7.8665	34,212	-	34,212
MFS/Sun Life Series Trust
CAS - Level 1	26,572	5.7504	152,802	-	152,802
CAS - Level 2	162,028	5.7376	929,659	-	929,659
CAS - Level 3	31,811	5.7292	182,249	-	182,249
CAS - Level 4	294,659	5.7249	1,687,185	-	1,687,185
CAS - Level 5	336,923	5.7164	1,925,997	-	1,925,997
CAS - Level 6	250,825	5.7037	1,430,638	-	1,430,638
EGS - Level 2	311,245	5.0220	1,563,619	-	1,563,619
EGS - Level 3	56,830	5.0146	284,981	-	284,981
EGS - Level 4	535,421	5.0109	2,682,937	-	2,682,937
EGS - Level 5	917,386	5.0035	4,590,111	-	4,590,111
EGS - Level 6	284,473	4.9923	1,420,187	-	1,420,187
GSS - Level 1	14,995	11.3934	170,844	-	170,844
GSS - Level 2	270,870	11.3682	3,075,528	-	3,075,528
GSS - Level 4	277,396	11.3431	3,146,526	-	3,146,526
GSS - Level 5	427,114	11.3264	4,837,642	-	4,837,642
GSS - Level 6	241,877	11.3012	2,733,511	-	2,733,511
HYS - Level 2	286,880	9.2504	2,646,425	-	2,646,425
HYS - Level 3	11,033	9.2367	101,911	-	101,911
HYS - Level 4	296,337	9.2299	2,735,162	-	2,735,162
HYS - Level 5	443,200	9.2163	4,084,647	-	4,084,647

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity III Contracts - continued:
MFS/Sun Life Series Trust - continued
HYS - Level 6	150,241	$ 9.1958	$ 1,381,586	$ -	$ 1,381,586
M1A - Level 2	38,803	10.3117	400,080	-	400,080
M1A - Level 4	34,846	10.3063	359,129	-	359,129
M1A - Level 5	20,876	10.3027	215,082	-	215,082
M1A - Level 6	60,891	10.2973	627,015	-	627,015
M1B - Level 2	65,312	9.7790	638,623	-	638,623
M1B - Level 4	33,764	9.7739	330,006	-	330,006
M1B - Level 5	24,800	9.7705	242,303	-	242,303
M1B - Level 6	73,389	9.7653	716,669	-	716,669
MFC - Level 2	39,706	9.8907	392,688	-	392,688
MFC - Level 4	44,929	9.8856	444,150	-	444,150
MFC - Level 5	25,151	9.8821	248,544	-	248,544
MFC - Level 6	50,617	9.8769	499,941	-	499,941
MFD - Level 2	12,482	9.7249	121,423	-	121,423
MFD - Level 4	13,292	9.7198	129,191	-	129,191
MFD - Level 5	6,533	9.7164	63,480	-	63,480
MFD - Level 6	25,479	9.7113	247,437	-	247,437
MFE - Level 2	29,888	8.9330	266,893	-	266,893
MFE - Level 4	74,789	8.9283	667,736	-	667,736
MFE - Level 5	15,720	8.9252	140,304	-	140,304
MFE - Level 6	59,417	8.9204	530,027	-	530,027
MFF - Level 2	22,622	9.7174	219,850	-	219,850
MFF - Level 4	8,995	9.7123	87,367	-	87,367
MFF - Level 5	8,920	9.7089	86,603	-	86,603
MFF - Level 6	11,204	9.7038	108,726	-	108,726
MFJ - Level 2	113,662	9.9714	1,133,564	-	1,133,564
MFJ - Level 4	131,011	9.9661	1,305,669	-	1,305,669
MFJ - Level 5	88,166	9.9626	878,365	-	878,365
MFJ - Level 6	121,906	9.9574	1,213,870	-	1,213,870
MFK - Level 2	90,021	10.1238	911,143	-	911,143
MFK - Level 4	57,095	10.1185	577,716	-	577,716
MFK - Level 5	20,626	10.1149	208,632	-	208,632
MFK - Level 6	55,223	10.1096	558,279	-	558,279
MFL - Level 2	35,068	9.6743	339,249	-	339,249
MFL - Level 3	7,108	9.6709	68,736	-	68,736
MFL - Level 4	12,603	9.6692	121,862	-	121,862
MFL - Level 5	19,810	9.6659	191,481	-	191,481
MFL - Level 6	37,370	9.6608	361,025	-	361,025
MIS - Level 1	41,073	6.3791	262,007	-	262,007
MIS - Level 2	616,866	6.3649	3,923,487	-	3,923,487
MIS - Level 3	41,225	6.3556	262,011	-	262,011
MIS - Level 4	689,060	6.3508	4,376,116	-	4,376,116
MIS - Level 5	1,304,066	6.3414	8,269,663	-	8,269,663
MIS - Level 6	430,921	6.3274	2,726,589	-	2,726,589

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity III Contracts - continued:
MFS/Sun Life Series Trust - continued
MIT - Level 2	295,421	$ 7.9920	$ 2,359,090	$ 25,723	$ 2,384,813
MIT - Level 3	8,601	7.9802	68,638	-	68,638
MIT - Level 4	296,698	7.9743	2,365,951	-	2,365,951
MIT - Level 5	710,653	7.9625	5,658,560	-	5,658,560
MIT - Level 6	216,653	7.9448	1,721,269	-	1,721,269
NWD - Level 1	15,576	8.0769	125,803	-	125,803
NWD - Level 2	287,902	8.0590	2,319,943	-	2,319,943
NWD - Level 3	74,268	8.0471	597,641	-	597,641
NWD - Level 4	317,109	8.0411	2,549,912	-	2,549,912
NWD - Level 5	520,697	8.0292	4,180,785	-	4,180,785
NWD - Level 6	262,121	8.0114	2,099,955	-	2,099,955
TRS - Level 1	26,038	11.1223	289,604	-	289,604
TRS - Level 2	354,901	11.0978	3,936,339	41,306	3,977,645
TRS - Level 3	21,495	11.0814	238,195	-	238,195
TRS - Level 4	340,045	11.0732	3,765,401	-	3,765,401
TRS - Level 5	608,471	11.0569	6,727,782	-	6,727,782
TRS - Level 6	156,762	11.0324	1,729,456	-	1,729,456
UTS - Level 2	251,743	7.2508	1,823,395	-	1,823,395
UTS - Level 3	51,498	7.2401	372,851	-	372,851
UTS - Level 4	467,748	7.2347	3,384,025	-	3,384,025
UTS - Level 5	607,648	7.2240	4,389,657	-	4,389,657
UTS - Level 6	225,695	7.2080	1,626,807	-	1,626,807
Rydex Variable Trust
RX1 - Level 4	5,319	8.2657	43,964	-	43,964
RX1 - Level 5	5,830	8.2601	48,158	-	48,158
RX2 - Level 2	3,110	7.9510	24,728	-	24,728
RX2 - Level 4	12,073	7.9429	95,897	-	95,897
RX2 - Level 5	112,079	7.9375	889,648	-	889,648
RX2 - Level 6	17,937	7.9294	142,227	-	142,227
Sun Capital Advisers Trust
SC1 - Level 1	16,107	10.4918	168,996	-	168,996
SC1 - Level 2	1,065,639	10.4686	11,154,952	-	11,154,952
SC1 - Level 3	18,208	10.4532	190,336	-	190,336
SC1 - Level 4	703,047	10.4455	7,343,667	-	7,343,667
SC1 - Level 5	1,364,951	10.4300	14,236,505	-	14,236,505
SC1 - Level 6	354,369	10.4069	3,687,897	-	3,687,897
SC2 - Level 2	534,772	11.2106	5,989,151	-	5,989,151
SC2 - Level 3	22,984	11.1940	257,278	-	257,278
SC2 - Level 4	677,168	11.1858	7,574,661	-	7,574,661
SC2 - Level 5	712,079	11.1693	7,953,388	-	7,953,388
SC2 - Level 6	441,906	11.1445	4,924,823	-	4,924,823
SC3 - Level 2	168,551	11.9422	2,013,510	21,300	2,034,810
SC3 - Level 3	2,594	11.9247	30,931	-	30,931
SC3 - Level 4	165,018	11.9158	1,966,330	-	1,966,330

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity III Contracts - continued:
Sun Capital Advisers Trust - continued
SC3 - Level 5	156,630	$11.8982	$ 1,863,625	$ -	$ 1,863,625
SC3 - Level 6	78,541	11.8719	932,423	-	932,423
SC4 - Level 2	64,010	6.6886	431,747	-	431,747
SC4 - Level 3	24,368	6.6787	162,750	-	162,750
SC4 - Level 4	60,773	6.6738	405,586	-	405,586
SC4 - Level 5	148,827	6.6639	991,767	-	991,767
SC4 - Level 6	43,345	6.6491	288,206	-	288,206
SC5 - Level 1	14,095	9.1920	129,561	-	129,561
SC5 - Level 2	442,707	9.1716	4,059,863	44,229	4,104,092
SC5 - Level 3	108,912	9.1581	997,428	-	997,428
SC5 - Level 4	582,452	9.1513	5,330,192	-	5,330,192
SC5 - Level 5	686,607	9.1378	6,274,058	-	6,274,058
SC5 - Level 6	274,202	9.1175	2,500,035	-	2,500,035
SC6 - Level 2	45,364	8.0683	365,914	26,170	392,084
SC6 - Level 3	11,266	8.0564	90,763	-	90,763
SC6 - Level 4	29,371	8.0505	236,449	-	236,449
SC6 - Level 5	44,573	8.0385	358,305	-	358,305
SC6 - Level 6	13,545	8.0207	108,638	-	108,638
SC7 - Level 1	10,218	8.6823	88,717	-	88,717
SC7 - Level 2	427,069	8.6631	3,704,562	26,309	3,730,871
SC7 - Level 3	28,030	8.6503	242,470	-	242,470
SC7 - Level 4	335,924	8.6439	2,903,690	-	2,903,690
SC7 - Level 5	841,886	8.6311	7,266,396	-	7,266,396
SC7 - Level 6	488,789	8.6120	4,209,431	-	4,209,431
SC8 - Level 2	72,996	10.4134	760,139	26,551	786,690
SC8 - Level 4	134,726	10.3904	1,400,027	-	1,400,027
SC8 - Level 5	107,062	10.3750	1,110,768	-	1,110,768
SC8 - Level 6	52,939	10.3520	548,024	-	548,024
SC9 - Level 2	27,578	10.8615	299,542	20,402	319,944
SC9 - Level 4	72,920	10.8375	790,344	-	790,344
SC9 - Level 5	56,309	10.8215	609,352	-	609,352
SC9 - Level 6	22,837	10.7975	246,582	-	246,582
SCA - Level 2	135,022	10.8616	1,464,516	44,861	1,509,377
SCA - Level 3	11,156	10.8456	120,997	-	120,997
SCA - Level 4	166,943	10.8376	1,809,262	-	1,809,262
SCA - Level 5	201,210	10.8216	2,177,413	-	2,177,413
SCA - Level 6	147,928	10.7976	1,597,264	-	1,597,264
SCB - Level 2	169,141	13.0549	2,208,626	22,614	2,231,240
SCB - Level 3	13,236	13.0357	172,544	-	172,544
SCB - Level 4	180,163	13.0260	2,346,809	-	2,346,809
SCB - Level 5	183,767	13.0068	2,390,213	-	2,390,213
SCB - Level 6	94,796	12.9779	1,230,256	-	1,230,256
SCC - Level 2	47,493	10.5134	499,362	20,219	519,581
SCC - Level 4	35,885	10.4902	376,445	-	376,445

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of			Reserve for Variable Annuities	Total
	Deferred Variable Annuity Contracts
	Units	Unit Value	Value
Futurity III Contracts - continued:
Sun Capital Advisers Trust - continued
SCC - Level 5	14,747	$10.4747	$ 154,467	$ -	$ 154,467
SCC - Level 6	9,400	10.4515	98,245	-	98,245
SCD - Level 2	11,348	7.0973	80,543	-	80,543
SCD - Level 4	13,185	7.0900	93,481	-	93,481
SCD - Level 5	118,706	7.0852	841,005	-	841,005
SCD - Level 6	25,390	7.0780	179,708	-	179,708
SCE - Level 2	7,957	5.5224	43,941	-	43,941
SCE - Level 4	6,995	5.5167	38,617	-	38,617
SCE - Level 5	8,661	5.5130	47,749	-	47,749
SCE - Level 6	6,635	5.5074	36,539	-	36,539
SCF - Level 2	33,355	10.1591	338,855	-	338,855
SCF - Level 4	42,948	10.1488	435,872	-	435,872
SCF - Level 5	67,484	10.1419	684,435	-	684,435
SCF - Level 6	37,154	10.1316	376,428	-	376,428
SCG - Level 2	9,910	8.5158	84,392	-	84,392
SCG - Level 4	8,316	8.5072	70,747	-	70,747
SCG - Level 5	20,071	8.5014	170,534	-	170,534
SCG - Level 6	4,908	8.4927	41,685	-	41,685
SCH - Level 2	13,372	9.8191	131,303	-	131,303
SCH - Level 4	10,077	9.8091	98,843	-	98,843
SCH - Level 5	20,082	9.8024	196,851	-	196,851
SCH - Level 6	20,692	9.7925	202,693	-	202,693
SCI - Level 2	48,241	8.6811	418,796	-	418,796
SCI - Level 4	19,765	8.6723	171,404	-	171,404
SCI - Level 5	12,453	8.6664	107,924	-	107,924
SCI - Level 6	21,044	8.6575	182,192	-	182,192
			$475,481,964	$ 531,479	$476,013,443

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Select Four Contracts:
AIM Variable Insurance Fund, Inc.
AIM1 - Level 3	17,577	$6.2362	$109,614	$-	$109,614
AIM1 - Level 4	22,524	6.2252	140,214	-	140,214
AIM1 - Level 5	57,874	6.2179	359,729	-	359,729
AIM1 - Level 6	33,456	6.2070	207,660	-	207,660
AIM2 - Level 3	10,663	5.4276	57,872	-	57,872
AIM2 - Level 4	31,298	5.4181	169,574	-	169,574
AIM2 - Level 5	50,634	5.4117	274,029	-	274,029
AIM2 - Level 6	15,311	5.4022	82,712	-	82,712
AIM3 - Level 3	26,173	6.5364	171,077	-	171,077
AIM3 - Level 4	18,507	6.5249	120,758	-	120,758
AIM3 - Level 5	56,119	6.5173	365,782	-	365,782
AIM3 - Level 6	45,595	6.5058	296,630	-	296,630
AIM4 - Level 2	34,454	7.0240	242,002	-	242,002
AIM4 - Level 3	80,540	7.0157	564,933	-	564,933
AIM4 - Level 4	80,251	7.0034	562,033	-	562,033
AIM4 - Level 5	143,895	6.9953	1,006,583	-	1,006,583
AIM4 - Level 6	71,795	6.9829	501,338	-	501,338
AIM5 - Level 3	2,874	8.8525	25,445	-	25,445
AIM5 - Level 4	10,551	8.8435	93,307	-	93,307
AIM5 - Level 5	10,731	8.8375	94,831	-	94,831
AIM5 - Level 6	5,092	8.8285	44,950	-	44,950
The Alger American Fund
AL1 - Level 3 .	36,584	7.7254	282,627	-	282,627
AL1 - Level 4 .	46,072	7.7118	355,297	-	355,297
AL1 - Level 5 .	91,304	7.7028	703,292	-	703,292
AL1 - Level 6 .	34,241	7.6893	263,292	-	263,292
AL2 - Level 3 .	66,315	8.1341	539,411	36,681	576,092
AL2 - Level 4 .	22,578	8.1198	183,332	-	183,332
AL2 - Level 5 .	137,826	8.1103	1,117,887	-	1,117,887
AL2 - Level 6 .	117,936	8.0961	954,823	-	954,823
AL3 - Level 3 .	3,007	5.9576	17,916	-	17,916
AL3 - Level 4 .	6,911	5.9471	41,101	-	41,101
AL3 - Level 5 .	20,591	5.9401	122,326	-	122,326
AL3 - Level 6 .	16,144	5.9297	95,731	-	95,731
Alliance Variable Products Series Fund, Inc.
AN1 - Level 3 .	39,577	8.5549	338,572	-	338,572
AN1 - Level 4 .	5,874	8.5462	50,198	-	50,198
AN1 - Level 5 .	9,430	8.5403	80,538	-	80,538
AN1 - Level 6 .	9,982	8.5316	85,163	-	85,163
AN2 - Level 3 .	9,512	8.0745	76,806	-	76,806
AN2 - Level 4 .	6,879	8.0662	55,489	-	55,489
AN2 - Level 5 .	14,350	8.0608	115,671	-	115,671
AN2 - Level 6 .	6,845	8.0525	55,120	-	55,120
AN3 - Level 3 .	54,984	9.2617	509,240	-	509,240

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Select Four Contracts - continued:
Alliance Variable Products Series Fund, Inc. - continued
AN3 - Level 4	56,140	$9.2523	$519,426	$-	$519,426
AN3 - Level 5	38,677	9.2460	357,608	-	357,608
AN3 - Level 6	58,789	9.2365	543,004	-	543,004
AN4 - Level 3	54	8.5475	459	-	459
AN4 - Level 4	301	8.5388	2,571	-	2,571
AN4 - Level 5	1,378	8.5330	11,758	-	11,758
AN4 - Level 6	1,035	8.5242	8,825	-	8,825
AN5 - Level 3	192	9.4071	1,807	-	1,807
AN5 - Level 5	679	9.3947	6,379	-	6,379
Fidelity Variable Insurance Products Funds
FL1 - Level 3	3,060	9.4646	28,964	-	28,964
FL1 - Level 4	1,909	9.4550	18,052	-	18,052
FL1 - Level 5	19,047	9.4485	179,970	-	179,970
FL1 - Level 6	7,451	9.4389	70,331	-	70,331
FL2 - Level 3	29,970	8.0451	241,110	-	241,110
FL2 - Level 4	40,486	8.0369	325,379	-	325,379
FL2 - Level 5	76,565	8.0314	614,926	-	614,926
FL2 - Level 6	60,172	8.0232	482,776	-	482,776
FL3 - Level 3	37,638	8.6804	326,712	-	326,712
FL3 - Level 4	43,204	8.6716	374,645	-	374,645
FL3 - Level 5	82,006	8.6657	710,630	-	710,630
FL3 - Level 6	70,911	8.6568	613,866	-	613,866
Goldman Sachs Variable Insurance Trust
GS1 - Level 3	12,016	6.3108	75,831	-	75,831
GS1 - Level 4	8,601	6.2997	54,181	-	54,181
GS1 - Level 5	40,404	6.2923	254,241	-	254,241
GS1 - Level 6	32,169	6.2812	202,062	-	202,062
GS2 - Level 3	2,396	10.1177	24,243	-	24,243
GS2 - Level 4	2,983	10.1000	30,131	-	30,131
GS2 - Level 5	4,751	10.0882	47,931	-	47,931
GS2 - Level 6	4,954	10.0705	49,885	-	49,885
GS3 - Level 3	28,867	7.9605	229,807	-	229,807
GS3 - Level 4	16,410	7.9466	130,404	-	130,404
GS3 - Level 5	32,602	7.9373	258,773	-	258,773
GS3 - Level 6	4,174	7.9234	33,069	-	33,069
GS4 - Level 3	413	8.4605	3,497	-	3,497
GS4 - Level 4	4,853	8.4457	40,992	-	40,992
GS4 - Level 5	2,517	8.4358	21,231	-	21,231
GS5 - Level 3	589	7.4181	4,366	-	4,366
GS5 - Level 4	9,386	7.4050	69,504	-	69,504
GS5 - Level 5	16,738	7.3964	123,812	-	123,812
GS5 - Level 6	8,492	7.3834	62,702	-	62,702
GS6 - Level 3	1,105	7.2081	7,966	-	7,966
GS6 - Level 5	5,773	7.1958	41,543	-	41,543

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Select Four Contracts - continued:
Goldman Sachs Variable Insurance Trust - continued
GS7 - Level 3 .	2,348	$8.8192	$20,709	$-	$20,709
GS7 - Level 4 .	4,605	8.8102	40,575	-	40,575
GS7 - Level 5 .	7,174	8.8042	63,163	-	63,163
GS7 - Level 6 .	1,111	8.7952	9,770	-	9,770
INVESCO Variable Investment Funds, Inc.
IV1 - Level 3 .. .	534	8.0689	4,311	-	4,311
IV1 - Level 4 .. .	723	8.0607	5,827	-	5,827
IV1 - Level 5 .. .	1,078	8.0552	8,684	-	8,684
IV1 - Level 6 .. .	1,513	8.0470	12,177	-	12,177
IV2 - Level 3 .. .	574	8.8403	5,070	-	5,070
IV2 - Level 4 .. .	922	8.8313	8,138	-	8,138
IV2 - Level 6 .. .	531	8.8162	4,682	-	4,682
J.P. Morgan Series Trust II
JP1 - Level 3 .	1,233	8.0388	9,909	-	9,909
JP1 - Level 4 .. .	8,539	8.0247	68,521	-	68,521
JP1 - Level 5 .. .	2,285	8.0153	18,318	-	18,318
JP2 - Level 3 .. .	2,926	7.6871	22,495	-	22,495
JP2 - Level 4 .. .	5,171	7.6736	39,682	-	39,682
JP2 - Level 5 .. .	11,443	7.6646	87,709	-	87,709
JP2 - Level 6 .. .	3,661	7.6512	28,014	-	28,014
JP3 - Level 3 .. .	2,019	8.4136	16,984	-	16,984
JP3 - Level 4 .. .	526	8.3989	4,418	-	4,418
JP3 - Level 5.. .	18,470	8.3890	154,947	-	154,947
JP3 - Level 6.. .	7,915	8.3743	66,284	-	66,284
Lord Abbett Series Fund, Inc.
LA1 - Level 2.. .	47,997	9.8821	474,309	-	474,309
LA1 - Level 3.. .	148,540	9.8706	1,466,236	-	1,466,236
LA1 - Level 4.. .	147,059	9.8533	1,449,023	-	1,449,023
LA1 - Level 5.. .	262,961	9.8418	2,588,012	-	2,588,012
LA1 - Level 6..	195,122	9.8245	1,916,980	-	1,916,980
LA2 - Level 3	42,693	10.3755	442,962	-	442,962
LA2 - Level 4	47,923	10.3649	496,713	-	496,713
LA2 - Level 5	53,938	10.3578	558,684	-	558,684
LA2 - Level 6.	70,909	10.3473	733,711	-	733,711
LA3 - Level 3.	2,037	7.8772	16,045	-	16,045
LA3 - Level 4.	338	7.8692	2,659	-	2,659
LA3 - Level 5.	1,534	7.8638	12,060	-	12,060
LA3 - Level 6.	2,410	7.8558	18,933	-	18,933
MFS/Sun Life Series Trust
CAS - Level 3.	6,121	6.4597	39,538	-	39,538
CAS - Level 4.	18,393	6.4484	118,624	-	118,624
CAS - Level 5.	23,573	6.4408	151,832	-	151,832
CAS - Level 6.	1,347	6.4295	8,658	-	8,658
EGS - Level 3.	22,909	5.6615	129,700	35,582	165,282

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

,	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Select Four Contracts - continued:
MFS/Sun Life Series Trust - continued
EGS - Level 4	23,521	$5.6516	$132,932	$-	$132,932
EGS - Level 5	65,735	5.6449	370,410	-	370,410
EGS - Level 6	16,332	5.6350	92,032	-	92,032
GSS - Level 3	67,676	10.9920	743,945	-	743,945
GSS - Level 4	10,393	10.9728	114,043	-	114,043
GSS - Level 5	46,635	10.9600	511,115	-	511,115
GSS - Level 6	44,943	10.9408	491,711	-	491,711
HYS - Level 2	4,909	9.7683	47,949	-	47,949
HYS - Level 3	55,185	9.7569	538,582	-	538,582
HYS - Level 4	22,057	9.7399	214,827	-	214,827
HYS - Level 5	78,954	9.7285	768,099	-	768,099
HYS - Level 6	49,592	9.7114	481,610	-	481,610
M1A - Level 3	3,254	10.3045	33,532	-	33,532
M1A - Level 4	14,844	10.2991	152,890	-	152,890
M1A - Level 5	12,297	10.2955	126,608	-	126,608
M1A - Level 6	18,952	10.2900	195,021	-	195,021
M1B - Level 3	21,606	9.7722	211,139	-	211,139
M1B - Level 4	26,314	9.7670	257,032	-	257,032
M1B - Level 5	15,609	9.7636	152,400	-	152,400
M1B - Level 6	13,417	9.7585	130,931	-	130,931
MFC - Level 3	40,354	9.8838	398,817	-	398,817
MFC - Level 4	22,743	9.8786	224,670	-	224,670
MFC - Level 5	8,578	9.8752	84,709	-	84,709
MFC - Level 6	22,659	9.8700	223,642	-	223,642
MFD - Level 3	538	9.7181	5,226	-	5,226
MFD - Level 4	2,120	9.7130	20,590	-	20,590
MFD - Level 6	6,719	9.7044	65,211	-	65,211
MFE - Level 3	20,607	8.9267	183,912	-	183,912
MFE - Level 4	6,304	8.9220	56,245	-	56,245
MFE - Level 5	7,610	8.9189	67,872	-	67,872
MFE - Level 6	9,531	8.9142	84,965	-	84,965
MFF - Level 3	1,422	9.7106	13,805	-	13,805
MFF - Level 4	377	9.7055	3,662	-	3,662
MFF - Level 5	639	9.7021	6,197	-	6,197
MFF - Level 6	3,067	9.6970	29,745	-	29,745
MFJ - Level 3	43,293	9.9644	431,434	-	431,434
MFJ - Level 4	23,132	9.9591	230,374	-	230,374
MFJ - Level 5	18,524	9.9556	184,417	-	184,417
MFJ - Level 6	45,262	9.9504	450,376	-	450,376
MFK - Level 3	31,091	10.1167	314,542	-	314,542
MFK - Level 4	26,741	10.1114	270,388	-	270,388
MFK - Level 5	13,390	10.1078	135,343	-	135,343
MFK - Level 6	53,307	10.1025	538,503	-	538,503
MFL - Level 3	16,618	9.6676	160,648	-	160,648

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Select Four Contracts - continued:
MFS/Sun Life Series Trust - continued
MFL - Level 4.	11,546	$9.6625	$111,568	$-	$111,568
MFL - Level 5.	5,998	9.6591	57,931	-	57,931
MFL - Level 6.	15,711	9.6540	151,678	-	151,678
MIS - Level 2 ..	44,873	6.6455	298,203	-	298,203
MIS - Level 3 ..	71,419	6.6377	474,064	19,373	493,437
MIS - Level 4 ..	68,514	6.6261	453,981	-	453,981
MIS - Level 5 ..	264,169	6.6183	1,748,379	-	1,748,379
MIS - Level 6 ..	40,410	6.6067	266,976	-	266,976
MIT - Level 3 ..	52,609	8.0800	425,080	56,357	481,437
MIT - Level 4 ..	40,816	8.0658	329,211	-	329,211
MIT - Level 5 ..	111,189	8.0564	895,693	-	895,693
MIT - Level 6 ..	37,068	8.0422	298,111	-	298,111
NWD - Level 2.	26,818	8.5925	230,437	-	230,437
NWD - Level 3.	30,528	8.5825	262,008	-	262,008
NWD - Level 4.	29,731	8.5674	254,716	-	254,716
NWD - Level 5.	92,334	8.5574	790,114	-	790,114
NWD - Level 6.	9,134	8.5424	78,025	-	78,025
TRS - Level 3 ..	54,791	10.2926	563,948	-	563,948
TRS - Level 4 ..	20,973	10.2746	215,486	-	215,486
TRS - Level 5 ..	95,477	10.2626	979,725	-	979,725
TRS - Level 6 ..	77,319	10.2447	792,110	-	792,110
UTS - Level 3 ..	8,877	7.3870	65,575	-	65,575
UTS - Level 4 ..	25,983	7.3741	191,597	-	191,597
UTS - Level 5 ..	38,935	7.3655	286,692	-	286,692
UTS - Level 6 ..	11,720	7.3525	86,168	-	86,168
Rydex Variable Trust
RX1 - Level 3 ..	396	8.2629	3,276	-	3,276
RX1 - Level 6 ..	315	8.2404	2,594	-	2,594
RX2 - Level 3 ..	108	7.9402	855	-	855
RX2 - Level 4 ..	713	7.9321	5,642	-	5,642
RX2 - Level 5 ..	80	7.9267	633	-	633
RX2 - Level 6 ..	69	7.9186	544	-	544
Sun Capital Advisers Trust
SC1 - Level 2 ..	20,711	10.3025	213,371	-	213,371
SC1 - Level 3 ..	81,044	10.2904	833,974	-	833,974
SC1 - Level 4 ..	25,925	10.2724	266,317	-	266,317
SC1 - Level 5 ..	118,544	10.2604	1,216,190	-	1,216,190
SC1 - Level 6 ..	76,212	10.2424	780,601	-	780,601
SC2 - Level 2 ..	27,804	10.9266	303,799	-	303,799
SC2 - Level 3 ..	82,067	10.9139	895,669	-	895,669
SC2 - Level 4 ..	72,799	10.8948	793,127	-	793,127
SC2 - Level 5 ..	120,851	10.8821	1,314,838	-	1,314,838
SC2 - Level 6 ..	98,737	10.8630	1,072,581	-	1,072,581
SC3 - Level 2 ..	4,636	12.1881	56,504	-	56,504

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Select Four Contracts - continued:
Sun Capital Advisers Trust - continued
SC3 - Level 3	10,385	$12.1739	$126,429	$-	$126,429
SC3 - Level 4	13,752	12.1526	167,122	-	167,122
SC3 - Level 5	22,211	12.1385	269,565	-	269,565
SC3 - Level 6	17,654	12.1172	213,913	-	213,913
SC4 - Level 3	8,550	7.6143	65,104	-	65,104
SC4 - Level 4	13,565	7.6010	103,108	-	103,108
SC4 - Level 5	16,814	7.5921	128,158	-	128,158
SC4 - Level 6	7,899	7.5788	59,864	-	59,864
SC5 - Level 2	6,661	9.0144	60,049	-	60,049
SC5 - Level 3	42,463	9.0038	382,330	38,641	420,971
SC5 - Level 4	47,917	8.9881	430,682	-	430,682
SC5 - Level 5	113,611	8.9776	1,019,211	-	1,019,211
SC5 - Level 6	57,759	8.9618	517,621	-	517,621
SC6 - Level 3	7,071	8.4701	59,888	-	59,888
SC6 - Level 4	1,172	8.4552	9,909	-	9,909
SC6 - Level 5	2,234	8.4454	18,871	-	18,871
SC6 - Level 6	8,099	8.4305	68,240	-	68,240
SC7 - Level 2	10,499	8.8431	92,840	-	92,840
SC7 - Level 3	56,740	8.8328	501,169	65,124	566,293
SC7 - Level 4	55,311	8.8173	487,692	-	487,692
SC7 - Level 5	125,202	8.8070	1,103,333	-	1,103,333
SC7 - Level 6	58,032	8.7915	510,190	-	510,190
SC8 - Level 3	6,628	9.4461	62,609	-	62,609
SC8 - Level 4	5,083	9.4296	47,932	-	47,932
SC8 - Level 5	20,071	9.4186	189,058	-	189,058
SC8 - Level 6	2,075	9.4020	19,512	-	19,512
SC9 - Level 3	3,673	10.0257	36,820	-	36,820
SC9 - Level 4	7,949	10.0082	79,553	-	79,553
SC9 - Level 5	27,818	9.9965	278,088	-	278,088
SC9 - Level 6	9,628	9.9789	96,078	-	96,078
SCA - Level 2	17,291	10.6458	184,075	-	184,075
SCA - Level 3	22,065	10.6334	234,622	-	234,622
SCA - Level 4	16,261	10.6148	172,609	-	172,609
SCA - Level 5	60,297	10.6024	639,160	-	639,160
SCA - Level 6	8,191	10.5837	86,691	-	86,691
SCB - Level 3	14,475	11.7680	170,338	-	170,338
SCB - Level 4	18,672	11.7474	219,346	-	219,346
SCB - Level 5	27,017	11.7336	317,070	-	317,070
SCB - Level 6	23,388	11.7130	273,942	-	273,942
SCC - Level 4	3,223	9.6603	31,132	-	31,132
SCC - Level 5	10,638	9.6490	102,658	-	102,658
SCC - Level 6	367	9.6321	3,533	-	3,533
SCD - Level 3	7,333	7.0876	51,988	-	51,988
SCD - Level 4	546	7.0804	3,869	-	3,869

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
Futurity Select Four Contracts - continued:
Sun Capital Advisers Trust - continued
SCD - Level 5	2,309	$7.0755	$16,336	$-	$16,336
SCD - Level 6	1,074	7.0683	7,589	-	7,589
SCE - Level 3	2,934	5.5149	16,176	-	16,176
SCE - Level 4	1,949	5.5092	10,736	-	10,736
SCE - Level 5	2,057	5.5055	11,325	-	11,325
SCE - Level 6	776	5.4998	4,267	-	4,267
SCF - Level 3	19,948	10.1454	202,367	-	202,367
SCF - Level 4	2,226	10.1350	22,557	-	22,557
SCF - Level 5	3,592	10.1282	36,383	-	36,383
SCF - Level 6	2,235	10.1178	22,616	-	22,616
SCG - Level 3	15,087	8.5043	128,269	-	128,269
SCG - Level 5	264	8.4898	2,244	-	2,244
SCG - Level 6	1,282	8.4812	10,873	-	10,873
SCH - Level 3	14,324	9.8058	140,436	-	140,436
SCH - Level 4	2,886	9.7958	28,270	-	28,270
SCH - Level 5	9,155	9.7891	89,624	-	89,624
SCH - Level 6	2,684	9.7791	26,250	-	26,250
SCI - Level 3	3,186	8.6693	27,618	-	27,618
SCI - Level 4	9,164	8.6605	79,348	-	79,348
SCI - Level 5	6,266	8.6546	54,233	-	54,233
SCI - Level 6	1,338	8.6457	11,566	-	11,566
			$68,730,486	$251,758	$68,982,244
			$1,549,640,146	$3,763,077	$1,553,403,223

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001

	AIM1 Sub-Account	AIM2 Sub-Account	AIM3 Sub-Account	AIM4 Sub-Account	AIM5 Sub-Account(a)	AL1 Sub-Account
Income and expenses:
Dividend income	$-	$92,424	$27,513	$203,896	$4,275	$212,268
Mortality and expense risk charges	(588,243)	(593,190)	(767,647)	(750,801)	(12,545)	(1,150,594)
Distribution expense charges	(70,589)	(71,183)	(92,118)	(90,096)	(1,505)	(138,071)
Net investment income (loss)	$(658,832)	$(571,949)	$(832,252)	$(637,001)	$(9,775)	$(1,076,397)
Realized and unrealized gains (losses):
Realized gains (losses) on investment
transactions:
Realized gain (loss) on sale of fund shares:	$(3,959,037)	$(12,363,043)	$(4,712,967)	$(13,679,650)	$(20,216)	$(10,169,318)
Realized gains distributions	3,532,515	-	-	1,594,450	64,894	11,510,341
Net realized gains (losses)	$(426,522)	$(12,363,043)	$(4,712,967)	$(12,085,200)	$44,678	$1,341,023
Net unrealized appreciation (depreciation) on investments:

End of year	$(19,289,829)	$(23,256,803)	$(19,963,976)	$(16,287,879)	$(36,876)	$(30,743,804)
Beginning of year	(7,394,057)	(14,525,858)	(8,517,053)	(12,887,457)	-	(17,163,059)
Change in unrealized appreciation
(depreciation)	$(11,895,772)	$(8,730,945)	$(11,446,923)	$(3,400,422)	$(36,876)	$(13,580,745)
Realized and unrealized gains (losses)	$(12,322,294)	$(21,093,988)	$(16,159,890)	$(15,485,622)	$7,802	$(12,239,722)
Increase (Decrease) in net assets from operations	$(12,981,126)	$(21,665,937)	$(16,992,142)	$(16,122,623)	$(1,973)	$(13,316,119)

	AL2 Sub-Account	AL3 Sub-Account	AN1 Sub-Account(a)	AN2 Sub-Account(a)	AN3 Sub-Account(a)	AN4 Sub-Account(a)
Income and expenses:
Dividend income	$218,784	$7,530	$-	$-	$3,132	$10
Mortality and expense risk charges	(739,710)	(174,751)	(18,297)	(4,236)	(49,280)	(889)
Distribution expense charges	(88,765)	(20,970)	(2,196)	(508)	(5,914)	(107)
Net investment income (loss)	$(609,691)	$(188,191)	$(20,493)	$(4,744)	$(52,062)	$(986)
Realized and unrealized gains (losses):
Realized gains (losses) on investment
transactions:
Realized gain (loss) on sale of fund shares	$(4,344,465)	$(8,819,442)	$(96,707)	$(13,321)	$(109,259)	$(906)
Realized gains distributions	4,141,988	-	34,890	6,238	24,265	299
Net realized gains (losses)	$(202,477)	$(8,819,442)	$(61,817)	$(7,083)	$(84,994)	$(607)
Net unrealized appreciation (depreciation) on investments:
End of year	$(13,957,724)	$(4,363,389)	$56,136	$16,860	$342,231	$7,209
Beginning of year	(5,082,686)	(8,030,395)	-	-	-	-
Change in unrealized appreciation
(depreciation)	$(8,875,038)	$3,667,006	$56,136	$16,860	$342,231	$7,209
Realized and unrealized gains (losses)	$(9,077,515)	$(5,152,436)	$(5,681)	$9,777	$257,237	$6,602
Increase (Decrease) in net assets from operations	$(9,687,206)	$(5,340,627)	$(26,174)	$5,033	$205,175	$5,616
(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued

	AN5 Sub-Account(a)	CS1 Sub-Account	CS2 Sub-Account	CS3 Sub-Account	CS4 Sub-Account	FL1 Sub-Account(a)
Income and expenses:
Dividend income	$-	$-	$-	$-	$-	$-
Mortality and expense risk charges	(12,091)	(20,714)	(14,430)	(9,488)	(33,741)	(8,612)
Distribution expense charges	(1,451)	(2,487)	(1,731)	(1,138)	(4,049)	(1,033)
Net investment income (loss)	$(13,542)	$(23,201)	$(16,161)	$(10,626)	$(37,790)	$(9,645)
Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(23,404)	$(442,082)	$(240,319)	$(246,926)	$(2,089,599)	$(17,391)
Realized gains distributions	59,223	-	-	-	-	-
Net realized gains (losses)	$35,819	$(442,082)	$(240,319)	$(246,926)	$(2,089,599)	$(17,391)
Net unrealized appreciation (depreciation) on
investments:
End of year	$(226,228)	$(589,429)	$(613,154)	$(413,135)	$(92,023)	$67,947
Beginning of year	-	(849,880)	(512,167)	(353,813)	(1,516,754)	-
Change in unrealized appreciation (depreciation)	$(226,228)	$260,451	$(100,987)	$(59,322)	$1,424,731)	$67,947
Realized and unrealized gains (losses)	$(190,409)	$(181,631)	$(341,306)	$(306,248)	$(664,868)	$50,556
Increase (Decrease) in net assets from operations	$(203,951)	$(204,832)	$(357,467)	$(316,874)	$(702,658)	$40,911

	FL2 Sub-Account(a)	FL3 Sub-Account(a)	GS1 Sub-Account	GS2 Sub-Account	GS3 Sub-Account	GS4 Sub-Account
Income and expenses:
Dividend income	$-	$-	$6,395	$22,110	$92,064	$36,939
Mortality and expense risk charges	(20,026)	(28,967)	(297,064)	(91,058)	(265,411)	(104,115)
Distribution expense charges	(2,403)	(3,477)	(35,648)	(10,927)	(31,849)	(12,494)
Net investment income (loss)	$(22,429)	$(32,444)	$(326,317)	$(79,875)	$(205,196)	$(79,670)
Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares:	$(46,110)	$(26,762)	$(2,957,016)	$(21,462)	$(857,346)	$(312,276)
Realized gains distributions	-	-	9,101	-	-	-
Net realized gains (losses)	$(46,110)	$(26,762)	$(2,947,915)	$(21,462)	$(857,346)	$(312,276)
Net unrealized appreciation (depreciation) on
investments:
End of year	$87,436	$104,360)	$(9,594,975)	$315,724	$(3,312,092)	$(967,639)
Beginning of year	-	-	(6,830,641)	24,319	(1,319,007)	(361,161)
Change in unrealized appreciation (depreciation)	$87,436	$104,360	$(2,764,334)	$291,405	$(1,993,085)	$(606,478)
Realized and unrealized gains (losses)	$41,326	$77,598	$(5,712,249)	$269,943	$(2,850,431)	$(918,754)
Increase (Decrease) in net assets from operations	$18,897	$45,154	$(6,038,566)	$190,068	$(3,055,627)	$(998,424)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued

	GS5 Sub-Account	GS6 Sub-Account(a)	GS7 Sub-Account(a)	IV1 Sub-Account(a)	IV2 Sub-Account(a)	JP1 Sub-Account
Income and expenses:
Dividend income	$150,952	$-	$1,254	$-	$-	$96,777
Mortality and expense risk charges	(134,331)	(953)	(2,939)	(7,408)	(3,042)	(262,662)
Distribution expense charges	(16,120)	(113)	(354)	(889)	(365)	(31,520)
Net investment income (loss)	$501	$(1,066)	$(2,039)	$(8,297)	$(3,407)	$(197,405)
Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares:	$(1,072,643)	$(537)	$(3,297)	$(408,794)	$(8,348)	$(1,412,610)
Realized gains distributions	35,618		2,566
Net realized gains (losses)	$(1,037,025)	$(537)	$(731)	$(408,794)	$(8,348)	$(1,412,610)
Net unrealized appreciation (depreciation) on investments:
End of year	$(3,367,882)	$3,771	$(3,286)	$43,710	$33,775	$(4,204,793)
Beginning of year	(1,570,758)	-	-	-	-	(2,645,005)
Change in unrealized appreciation
(depreciation)	$(1,797,124)	$3,771	$(3,286)	$43,710	$33,775	$(1,559,788)
Realized and unrealized gains (losses)	$(2,834,149)	$3,234	$(4,017)	$(365,084)	$25,427	$(2,972,398)
Increase (Decrease) in net assets from operations	$(2,833,648)	$2,168	$(6,056)	$(373,381)	$22,020	$(3,169,803)

	JP2 Sub-Account	JP3 Sub-Account	LA1 Sub-Account	LA2 Sub-Account(a)	LA3 Sub-Account(a)	CAS Sub-Account
Income and expenses:
Dividend income	$79,863	$2,850	$653,850	$69,562	$567	$102,664
Mortality and expense risk charges	(108,939)	(86,773)	(980,855)	(53,972)	(847)	(368,479)
Distribution expense charges	(13,073)	(10,413)	(117,703)	(6,477)	(102)	(44,217)
Net investment income (loss)	$(42,149)	$(94,336)	$(444,708)	$9,113	$(382)	$(310,032)
Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares:	$(1,124,061)	$ (461,124)	$220,502	$(45,052)	$(170)	$(8,211,137)
Realized gains distributions	245,873	-	2,743,657	59,284	-	10,959,157
Net realized gains (losses)	$(878,188)	$(461,124)	$2,964,159	$14,232	$(170)	$2,748,020
Net unrealized appreciation (depreciation) on investments:
End of year	$(2,067,752)	$(613,618)	$(840,914)	$729,007	$(3,026)	$(16,711,126)
Beginning of year	(1,012,206)	(496,115)	5,853,928	-	-	(4,709,833)
Change in unrealized appreciation
(depreciation)	$(1,055,546)	$(117,503)	$(6,694,842)	$729,007	$(3,026)	$(12,001,293)
Realized and unrealized gains (losses)	$(1,933,734)	$(578,627)	$(3,730,683)	$743,239	$(3,196)	$(9,253,273)
Increase (Decrease) in net assets from operations .	$(1,975,883)	$(672,963)	$(4,175,391)	$752,352	$(3,578)	$(9,563,305)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued

	EGS Sub-Account	GSS Sub-Account	HYS Sub-Account	M1A Sub-Account(b)	M1B Sub-Account(b)	MFC Sub-Account(b)
Income and expenses:
Dividend income	$-	$2,057,137	$3,078,186	$-	$-	$-
Mortality and expense risk charges	(832,424)	(511,539)	(461,536)	(5,060)	(5,929)	(7,416)
Distribution expense charges	(99,891)	(61,385)	(55,384)	(607)	(711)	(890)
Net investment income (loss)	$(932,315)	$1,484,213	$2,561,266	$(5,667)	$(6,640)	$(8,306)
Realized and unrealized gains (losses):
Realized gains (losses) on investment
transactions:
Realized gain (loss) on sale of fund shares:	$(26,689,387)	$626,904	$(2,059,128)	$38,568	$6,150	$3,467
Realized gains distributions	11,639,929	-	-	-	-	-
Net realized gains (losses)	$(15,049,458)	$626,904	$(2,059,128)	$38,568	$6,150	$3,467
Net unrealized appreciation (depreciation) on
investments:
End of year	$(28,422,551)	$979,569	$(3,320,165)	$228,510	$137,455	$48,150
Beginning of year	(12,737,135)	1,190,556	(2,462,454)	-	-	-
Change in unrealized appreciation
(depreciation)	$(15,685,416)	$(210,987)	$(857,711)	$228,510	$137,455	$48,150
Realized and unrealized gains (losses)	$(30,734,874)	$415,917	$(2,916,839)	$267,078	$143,605	$51,617
Increase (Decrease) in net assets from
operations	$(31,667,189)	$1,900,130	$(355,573)	$261,411	$136,965	$43,311

	MFD Sub-Account(b)	MFE Sub-Account(b)	MFF Sub-Account(b)	MFJ Sub-Account(b)	MFK Sub-Account(b)	MFL Sub-Account(b)
Income and expenses:
Dividend income	$-	$-	$-	$-	$-	$-
Mortality and expense risk charges	(1,217)	(5,059)	(2,445)	(15,483)	(16,824)	(4,755)
Distribution expense charges	(146)	(607)	(293)	(1,858)	(2,019)	(571)
Net investment income (loss)	$(1,363)	$(5,666)	$(2,738)	$(17,341)	$(18,843)	$(5,326)
Realized and unrealized gains (losses):
Realized gains (losses) on investment
transactions:
Realized gain (loss) on sale of fund shares:	$(2,320)	$(7,276)	$45,307	$(618)	$(6,469)	$66
Realized gains distributions	-	-	-	-	-	-
Net realized gains (losses)	$(2,320)	$(7,276)	$45,307	$(618)	$(6,469)	$66
Net unrealized appreciation (depreciation)
on investments:
End of year	$32,632	$10,354	$35,101	$212,888	$(27,168)	$64,437
Beginning of year	-	-	-	-	-	-
Change in unrealized appreciation
(depreciation)	$32,632	$10,354	$35,101	$212,888	$(27,168)	$64,437
Realized and unrealized gains (losses)	$30,312	$3,078	$80,408	$212,270	$(33,637)	$64,503
Increase (Decrease) in net assets from
operations	$28,949	$(2,588)	$77,670	$194,929	$(52,480)	$59,177

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued

	MIS Sub-Account	MIT Sub-Account	MMS Sub-Account	NWD Sub-Account	TRS Sub-Account	UTS Sub-Account
Income and expenses:
Dividend income	$58,497	$289,508	$250,189	$-	$1,013,925	$1,915,558
Mortality and expense risk charges.	(691,579)	(488,462)	(86,736)	(445,761)	(437,581)	(663,237)
Distribution expense charges	(82,989)	(58,615)	(10,408)	(53,491)	(52,510)	(79,588)
Net investment income (loss)	$(716,071)	$(257,569)	$153,045	$(499,252)	$523,834	$1,172,733
Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares	$(4,906,404)	$(1,978,462)	$-	$(4,603,196)	$(343,712)	$(3,079,346)
Realized gains distributions	6,053,539	3,158,116	-	2,438,206	1,831,215	5,243,509
Net realized gains (losses)	$1,147,135	$1,179,654	$-	$(2,164,990)	$1,487,503	$2,164,163
Net unrealized appreciation (depreciation) on
investments:
End of year	$(20,687,760)	$(8,400,282)	$-	$(1,423,676)	$(1,103,596)	$(17,972,375)
Beginning of year	(4,330,874)	(647,448)	-	(2,077,919)	1,023,354	812,759
Change in unrealized appreciation (depreciation)	$(16,356,886)	$(7,752,834)	$-	$654,243	$(2,126,950)	$(18,785,134)
Realized and unrealized gains (losses)	$(15,209,751)	$(6,573,180)	$-	$(1,510,747)	$(639,447)	$(16,620,971)
Increase (Decrease) in net assets from operations	$(15,925,822)	$(6,830,749)	$153,045	$(2,009,999)	$(115,613)	$(15,448,238)

	OP1 Sub-Account	OP2 Sub-Account	OP3 Sub-Account	OP4 Sub-Account	RX1 Sub-Account(a)	RX2 Sub-Account(a)

Income and expenses:
Dividend income	$164,317	$28,344	$83,322	$88,968	$4,621	$-
Mortality and expense risk charges	(235,615)	(183,326)	(104,185)	(47,724)	(597)	(6,580)
Distribution expense charges	(28,274)	(21,999)	(12,502)	(5,727)	(72)	(790)
Net investment income (loss)	$(99,572)	$(176,981)	$(33,365)	$35,517	$3,952	$(7,370)
Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares:	$1,615,849	$572,039	$836,093	$(59,812)	$(163)	$(412)
Realized gains distributions	157,055	410,696	746,301	-	-	-
Net realized gains (losses)	$1,772,904	$982,735	$1,582,394	$(59,812)	$(163)	$(412)
Net unrealized appreciation (depreciation) on
investments:
End of year	$(217,662)	$573,762	$729,690	$(31,262)	$7,255	$(53,260)
Beginning of year	2,654,208	705,849	1,736,902	196,359	-	-
Change in unrealized appreciation (depreciation)	$(2,871,870)	$(132,087)	$(1,007,212)	$(227,621)	$7,255	$(53,260)
Realized and unrealized gains (losses)	$(1,098,966)	$850,648	$575,182	$(287,433)	$7,092	$(53,672)
Increase (Decrease) in net assets from operations	$(1,198,538)	$673,667	$541,817	$(251,916)	$11,044	$(61,042)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued

SB1 Sub-Account		SB2 Sub- Account	SB3 Sub-Account	SB4 Sub-Account	SC1 Sub-Account	SC2 Sub-Account
Income and expenses:
Dividend income	$6,091	$4,153	$141,214	$84,284	$2,568,976	$2,980,883
Mortality and expense risk charges.	(9,460)	(8,969)	(57,931)	(54,637)	(1,082,613)	(638,754)
Distribution expense charges	(1,135)	(1,076)	(6,952)	(6,556)	(129,914)	(76,651)
Net investment income (loss).	$(4,504)	$(5,892)	$76,331	$23,091	$1,356,449	$2,265,478
Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares:	$37,093	$10,491	$38,621	$(13,305)	$-	$445,817
Realized gains distributions	9,408	10,213	-	-	-	-
Net realized gains (losses)	$46,501	$20,704	$38,621	$(13,305)	$-	$445,817
Net unrealized appreciation (depreciation) on investments:
End of year	$39,904	$(8,410)	$16,703	$(78,415)	$-	$304,709
Beginning of year	93,906	71,696	(109,118)	39,038	-	679,913
Change in unrealized appreciation (depreciation)	$(54,002)	$(80,106)	$125,821	$(117,453)	$-	$(375,204)
Realized and unrealized gains (losses)	$(7,501)	$(59,402)	$164,442	$(130,758)	$-	$70,613
Increase (Decrease) in net assets from operations	$(12,005)	$(65,294)	$240,773	$(107,667)	$1,356,449	$2,336,091

	SC3 Sub-Account	SC4 Sub- Account	SC5 Sub-Account	SC6 Sub-Account	SC7 Sub-Account	SC8 Sub-Account
Income and expenses:						)
Dividend income	$886,828	$44,837	$-	$11,407	$166,812	$-
Mortality and expense risk charges.	(210,133)	(256,226)	(615,589)	(40,998)	(380,551)	(59,643
Distribution expense charges	(25,216)	(30,747)	(73,871)	(4,920)	(45,666)	(7,157)
Net investment income (loss).	$651,479	$(242,136)	$(689,460)	$(34,511)	$(259,405)	$(66,800)
Realized and unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gain (loss) on sale of fund shares:	$1,141,388	$(4,651,055)	$(2,489,237)	$(232,687)	$(2,895,803)	$(73,331)
Realized gains distributions	262,430	-	-	-	-	42,201
Net realized gains (losses)	$1,403,818	$(4,651,055)	$(2,489,237)	$(232,687)	$(2,895,803)	$(31,130)
Net unrealized appreciation (depreciation) on investments:
End of year	$357,953	$276,052	$495,743	$(198,397)	$24,003	$(60,580)
Beginning of year.	564,032	(1,657,923)	(1,763,828)	(315,131)	146,144	172,780
Change in unrealized appreciation (depreciation)	$(206,079)	$1,933,975	$2,259,571	$116,734	$(122,141)	$(233,360)
Realized and unrealized gains (losses)	$1,197,739	$(2,717,080)	$(229,666)	$(115,953)	$(3,017,944)	$(264,490)
Increase (Decrease) in net assets from operations	$1,849,218	$(2,959,216)	$(919,126)	$(150,464)	$(3,277,349)	$(331,290)

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued

SC9 Sub-Account		SCA Sub-Account	SCB Sub-Account	SCC Sub-Account	SCD Sub-Account(a)	SCE Sub-Account(a)
Income and expenses:
Dividend income	$23,268	$15,986	$3,379	$17,085	$-	$-
Mortality and expense risk charges	(31,174)	(184,746)	(105,762)	(18,287)	(9,881)	(1,376)
Distribution expense charges	(3,741)	(22,170)	(12,691)	(2,194)	(1,186)	(165)
Net investment income (loss)	$(11,647)	$(190,930)	$(115,074)	$(3,396)	$(11,067)	$(1,541)
Realized and unrealized gains (losses):
Realized gains (losses) on investment
transactions:
Realized gain (loss) on sale of fund shares:	$(57,527)	$229,706	$192,657	$(11,312)	$9,741	$(26,684)
Realized gains distributions	178,354	-	224,112	10,734	-	-
Net realized gains (losses)	$120,827	$229,706	$416,769	$(578)	$9,741	$(26,684)
Net unrealized appreciation (depreciation) on
investments:
End of year	$(304,911)	$935,930	$1,216,421	$(99,052)	$(107,959)	$(17,453)
Beginning of year	16,999	192,337	388,618	8,540	-	-
Change in unrealized appreciation
(depreciation)	$(321,910)	$743,593	$827,803	$(107,592)	$(107,959)	$(17,453)
Realized and unrealized gains (losses)	$(201,083)	$973,299	$1,244,572	$(108,170)	$(98,218)	$(44,137)
Increase (Decrease) in net assets from
operations	$(212,730)	$782,369	$1,129,498	$(111,566)	$(109,285)	$(45,678)

	SCF Sub-Account(a)	SCG Sub- Account(a)	SCH Sub-Account(a)	SCI Sub-Account(a)
Income and expenses:
Dividend income	$-	$943	$4,655	$-
Mortality and expense risk charges	(20,939)	(6,078)	(4,342)	(10,855)
Distribution expense charges	(2,513)	(729)	(521)	(1,302)
Net investment income (loss)	$(23,452)	$(5,864)	$(208)	$(12,157)
Realized and unrealized gains (losses):
Realized gains (losses) on investment
transactions:
Realized gain (loss) on sale of fund shares:	$(10,597)	$(304,826)	$(4,309)	$(30,173)
Realized gains distributions	-	-	-	-
Net realized gains (losses)	$(10,597)	$(304,826)	$(4,309)	$(30,173)
Net unrealized appreciation (depreciation) on
investments:
End of year	$32,831	$13,895	$57,560	$(119,683)
Beginning of year	-	-	-	-
Change in unrealized appreciation
(depreciation)	$32,831	$13,895	$57,560	$(119,683)
Realized and unrealized gains (losses)	$22,234	$(290,931)	$53,251	$149,856)
Increase (Decrease) in net assets from
operations	$(1,218)	$(296,795)	$53,043	$(162,013)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

AIM1 Sub-Account			AIM2 Sub-Account		AIM3 Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$(658,832)	$785,573	$(571,949)	$1,180,408	$(832,252)	$1,206,305
Net realized gains (losses)	(426,522)	673,633	(12,363,043)	1,467,825	(4,712,967)	1,536,787
Net unrealized gains (losses)	(11,895,772)	(9,510,250)	(8,730,945)	(18,137,985)	(11,446,923)	(13,816,844)
Increase (Decrease) in net assets
from operations	$(12,981,126)	$(8,051,044)	$(21,665,937)	$(15,489,752)	$(16,992,142)	$(11,073,752)
Participant transactions:
Accumulation activity:
Purchase payments received	$9,069,351	$31,058,303	$6,385,648	$36,661,995	$9,070,325	$28,663,612
Net transfers between Sub-Accounts and Fixed Account	7,208,429	13,604,340	(2,270,995)	15,625,077	4,353,523	18,297,743
Withdrawals, surrenders, annuitizations and contract charges	(3,218,798)	(1,314,057)	(3,293,567)	(2,368,765)	(4,753,525)	(3,198,291)
Net accumulation activity	$13,058,982	$43,348,586	$821,086	$49,918,307	$8,670,323	$43,763,064
Annuitization activity:
Annuitizations	$15,613	$8,612	$12,750	$28,010	$49,529	$61,885
Annuity payments and contract
charges	(3,984)	(3,302)	(11,604)	(12,664)	(11,007)	(8,018)
Adjustments to annuity reserve	378	(766)	2,056	(2,695)	2,889	(301)
Net annuitization activity	$12,007	$4,544	$3,202	$12,651	$41,411	$53,566
Increase (Decrease) in net assets from
participant transactions	$13,070,989	$43,353,130	$824,288	$49,930,958	$8,711,734	$43,816,630
Increase (Decrease) in net assets.	$89,863	$35,302,086	$ (20,841,649)	$34,441,206	$(8,280,408)	$32,742,878
Net assets:
Beginning of year	44,397,862	9,095,776	58,345,501	23,904,295	63,744,001	31,001,123
End of year	$44,487,725	$44,397,862	$37,503,852	$58,345,501	$55,463,593	$63,744,001

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

AIM4 Sub-Account		AIM5 Sub-Account		AL1 Sub-Account
Year Ended December 31, 2001	Year Ended December 31, 2000		Year Ended December 31, 2001(a)	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$(637,001)	$2,944,100	$(9,775)	$(1,076,397)	$6,735,850
Net realized gains (losses)	(12,085,200)	670,585	44,678	1,341,023	519,311
Net unrealized gains (losses)	(3,400,422)	(18,041,592)	(36,876)	(13,580,745)	(22,176,090)
Increase (Decrease) in net assets from operations	$(16,122,623)	$(14,426,907)	$(1,973)	$(13,316,119)	$(14,920,929)
Participant transactions:
Accumulation activity:
Purchase payments received	$13,916,472	$36,176,954	$2,553,635	$12,644,308	$37,234,493
Net transfers between Sub-Accounts and Fixed Account	4,396,760	17,668,359	1,079,264	9,886,160	28,139,390
Withdrawals, surrenders, annuitizations
and contract charges	(4,341,938)	(2,566,294)	(27,378)	(6,265,259)	(4,213,160)
Net accumulation activity	$13,971,294	$51,279,019	$3,605,521	$16,265,209	$61,160,723
Annuitization activity:
Annuitizations	$14,994	$84,341	$-	$49,043	$86,548
Annuity payments and contract charges	(24,439)	(18,946)	-	(16,525)	(9,785)
Adjustments to annuity reserve	5,887	(6,829)	-	8,195	(5,278)
Net annuitization activity	$(3,558)	$58,566	$-	$40,713	$71,485
Increase (Decrease) in net assets from
participant transactions	$13,967,736	$51,337,585	$3,605,521	$16,305,922	$61,232,208
Increase (Decrease) in net assets	$(2,154,887)	$36,910,678	$3,603,548	$2,989,803	$46,311,279
Net assets:
Beginning of year	56,338,083	19,427,405	-	84,375,391	38,064,112
End of year	$54,183,196	$56,338,083	$3,603,548	$87,365,194	$84,375,391

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

AL2 Sub-Account			AL3 Sub-Account	AN1 Sub-Account		AN2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 2001(a)	Period Ended December 31, 2001(a)
Operations:
Net investment income (loss)	$(609,691)	$6,868,082	$(188,191)	$4,383,078	$(20,493)	$(4,744)
Net realized gains (losses)	(202,477)	432,541	(8,819,442)	(475,345)	(61,817)	(7,083)
Net unrealized gains (losses)	(8,875,038)	(9,622,670)	3,667,006	(9,459,899)	56,136	16,860
Increase (Decrease) in net assets
from operations	$(9,687,206)	$(2,322,047)	$(5,340,627)	$(5,552,166)	$(26,174)	$5,033
Participant transactions:
Accumulation activity:
Purchase payments received	$12,919,834	$24,769,595	$1,623,055	$11,075,818	$3,145,091	$869,767
Net transfers between Sub-Accounts
and Fixed Account	7,664,899	12,270,564	1,356,261	4,974,408	2,060,138	409,940
Withdrawals, surrenders, annuitizations
and contract charges	(4,232,827)	(2,085,951)	(1,102,905)	(700,045)	(34,556)	(15,484)
Net accumulation activity	$16,351,906	$34,954,208	$1,876,411	$15,350,181	$5,170,673	$1,264,223
Annuitization activity:
Annuitizations	$221,920	$12,751	$12,498	$19,389	$-	$-
Annuity payments and contract
charges	(52,353)	(16,952)	(4,754)	(7,303)	-	-
Adjustments to annuity reserve	(5,896)	(3,492)	(231)	(578)	-	-
Net annuitization activity	$163,671	$(7,693)	$7,513	$11,508	$-	$-
Increase (Decrease) in net assets from
participant transactions	$16,515,577	$34,946,515	$1,883,924	$15,361,689	$5,170,673	$1,264,223
Increase (Decrease) in net assets	$6,828,371	$32,624,468	$(3,456,703)	$9,809,523	$5,144,499	$1,269,256
Net assets:
Beginning of year	52,481,494	19,857,026	16,420,128	6,610,605	-	-
End of year	$59,309,865	$52,481,494	$12,963,425	$16,420,128	$5,144,499	$1,269,256
(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
AN3		AN4	AN5	CS1
Sub-Account		Sub-Account	Sub-Account	Sub-Account
Period Ended		Period Ended	Period Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,
2001(a)		2001(a)	2001(a)	2001	2000
Operations:
Net investment income (loss)	$(52,062)	$(986)	$(13,542)	$(23,201)	$29,105
Net realized gains (losses)	(84,994)	(607)	35,819	(442,082)	(396,496)
Net unrealized gains (losses)	342,231	7,209	(226,228)	260,451)	(1,184,129)
Increase (Decrease) in net assets from operations	$205,175	$5,616	$(203,951)	$(204,832)	$(1,551,520)
Participant transactions:
Accumulation activity:
Purchase payments received	$7,221,756	$175,284	$206,948	$24,020	$1,268,928
Net transfers between Sub-Accounts and Fixed
Account	8,356,827	146,594	2,045,808	(482,477)	332,198
Withdrawals, surrenders, annuitizations and contract
charges	(149,907)	(5,713)	(98,264)	(130,874)	(167,172)
Net accumulation activity	$15,428,676	$316,165	$2,154,492	$(589,331)	$1,433,954
Annuitization activity:
Annuitizations	$43,576	$-	$-	$-	$10,997
Annuity payments and contract charges	(404)	-	-	(1,768)	(2,423)
Adjustments to annuity reserve	(4,755)	-	-	255	10,031
Net annuitization activity	$38,417	$-	$-	$(1,513)	$18,605
Increase (Decrease) in net assets from participant
transactions	$15,467,093	$316,165	$2,154,492	$(590,844)	$1,452,559
Increase (Decrease) in net assets	$15,672,268	$321,781	$1,950,541	$(795,676)	$(98,961)
Net assets:
Beginning of year	-	-	-	2,103,808	2,202,769
End of year	$15,672,268	$321,781	$1,950,541	$1,308,132	$2,103,808

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

CS2 Sub-Account		CS3 Sub-Account			CS4 Sub-Account
Year Ended December 31, 2001	Year Ended December 31, 2000		Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$(16,161)	$181,825	$(10,626)	$99,052	$(37,790)	$695,554
Net realized gains (losses)	(240,319)	1,501	(246,926)	150,789	(2,089,599)	502,254
Net unrealized gains (losses)	(100,987)	(795,794)	(59,322)	(556,130)	1,424,731	(2,621,465)
Increase (Decrease) in net assets
from operations	$(357,467)	$(582,468)	$(316,874)	$(306,289)	$(702,658)	$(1,423,657)
Participant transactions:
Accumulation activity:
Purchase payments received	$1,697	$242,397	$153,860	$171,127	$65,146	$1,036,028
Net transfers between Sub-Accounts
and Fixed Account	(278,217)	1,112,791	(158,953)	397,621	391,031	322,289
Withdrawals, surrenders, annuitizations
and contract charges	(32,290)	(433,135)	(51,029)	(69,054)	(192,858)	(292,820)
Net accumulation activity	$(308,810)	$922,053	$(56,122)	$499,694	$263,319	$1,065,497
Annuitization activity
Annuitizations	$-	$1,912	$-	$3,388	$-	$5,762
Annuity payments and contract
charges	(132)	(142)	(1,229)	(2,010)	(241)	(345)
Adjustments to annuity reserve	(10)	(15)	655	5,529	(29)	(142)
Net annuitization activity	$(142)	$1,755	$(574)	$6,907	$(270)	$5,275
Increase (Decrease) in net assets from
participant transactions	$(308,952)	$923,808	$(56,696)	$506,601	$263,049	$1,070,772
Increase (Decrease) in net assets	$(666,419)	$341,340	$(373,570)	$200,312	$(439,609)	$(352,885)
Net assets:
Beginning of year	1,550,029	1,208,689	950,418	750,106	3,391,706	3,744,591
End of year	$883,610	$1,550,029	$576,848	$950,418	$2,952,097	$3,391,706

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

FL1 Sub-Account		FL2 Sub-Account	FL3 Sub-Account	GS1 Sub-Account
Period Ended December 31,		Period Ended December 31,	Period Ended December 31,	Year Ended December 31,	Year Ended December 31,

	2001(a)	2001(a)	2001(a)	2001	2000
Operations:
Net investment income (loss)	$(9,645)	$(22,429)	$(32,444)	$(326,317)	$2,136,762
Net realized gains (losses)	(17,391)	(46,110)	(26,762)	(2,947,915)	468,415
Net unrealized gains (losses)	67,947	87,436	104,360	(2,764,334)	(9,915,015)
Increase (Decrease) in net assets from operations	$40,911	$18,897	$45,154	$(6,038,566)	$(7,309,838)
Participant transactions:
Accumulation activity:
Purchase payments received	$1,576,234	$980,103	$1,554,207	$3,339,083	$10,836,352
Net transfers between Sub-Accounts and Fixed
Account	1,261,424	23,129,702	31,331,166	1,359,107	7,318,315
Withdrawals, surrenders, annuitizations and contract
charges	(26,587)	(76,938)	(199,804)	(2,137,541)	(1,379,531)
Net accumulation activity	$2,811,071	$24,032,867	$32,685,569	$2,560,649	$16,775,136
Annuitization activity:
Annuitizations	$-	$-	$-	$-	$33,683
Annuity payments and contract charges	-	-	-	(11,056)	(14,186)
Adjustments to annuity reserve	-	-	-	(521)	(384)
Net annuitization activity	$-	$-	$-	$(11,577)	$19,113
Increase (Decrease) in net assets from participant
transactions	$2,811,071	$24,032,867	$32,685,569	$2,549,072	$16,794,249
Increase (Decrease) in net assets	$2,851,982	$24,051,764	$32,730,723	$(3,489,494)	$9,484,411
Net assets:
Beginning of year	-	-	-	25,059,873	15,575,462
End of year	$2,851,982	$24,051,764	$32,730,723	$21,570,379	$25,059,873
(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GS2			GS3		GS4
Sub-Account			Sub-Account		Sub-Account
Year Ended December 31,		Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2001	2000	2001	2000	2001	2000
Operations:
Net investment income (loss)	$(79,875)	$145,376	$(205,196)	$(31,827)	$(79,670)	$(65,464)
Net realized gains (losses)	(21,462)	67,950	(857,346)	812,823	(312,276)	3,385
Net unrealized gains (losses)	291,405	(232,930)	(1,993,085)	(3,285,994)	(606,478)	(421,283)
Increase (Decrease) in net assets
from operations	$190,068	$(19,604)	$(3,055,627)	$(2,504,998)	$(998,424)	$(483,362)
Participant transactions:
Accumulation activity:
Purchase payments received	$1,167,164	$2,227,941	$2,652,718	$7,558,859	$1,236,714	$2,094,249
Net transfers between Sub-Accounts
and Fixed Account	874,082	2,112,089	1,054,622	121,089	283,066	1,481,766
Withdrawals, surrenders, annuitizations and contract charges	(531,536)	(141,632)	(1,986,959)	(1,614,921)	(753,419)	(557,171)
Net accumulation activity	$1,509,710	$4,198,398	$1,720,381	$6,065,027	$766,361	$3,018,844
Annuitization activity:
Annuitizations	$22,308	$-	$92,093	$43,880	$27,224	$-
Annuity payments and contract
charges	(1,180)	(1,044)	(30,313)	(9,650)	(255)	-
Adjustments to annuity reserve	(2,678)	(312)	(2,673)	(1,358)	(2,997)	-
Net annuitization activity	$18,450	$(1,356)	$59,107	$32,872	$23,972	$-
Increase (Decrease) in net assets from
participant transactions	$1,528,160	$4,197,042	$1,779,488	$6,097,899	$790,333	$3,018,844
Increase (Decrease) in net assets	$1,718,228	$4,177,438	$(1,276,139)	$3,592,901	$(208,091)	$2,535,482
Net assets:
Beginning of year	5,972,799	1,795,361	21,609,203	18,016,302	7,968,339	5,432,857
End of year	$7,691,027	$5,972,799	$20,333,064	$21,609,203	$7,760,248	$7,968,339
(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

GS5		GS6		GS7	IV1	IV2
Sub-Account		Sub-Account	Sub-Account	Sub-Account	Sub-Account
Year Ended December 31,	Year Ended December 31,	Period Ended December 31,	Period Ended December 31,	Period Ended December 31,		Period Ended December 31,
2001	2000	2001(a)	2001(a)	2001(a)		2001(a)
Operations:
Net investment income (loss)	$501	$521,053	$(1,066)	$(2,039)	$(8,297)	$(3,407)
Net realized gains (losses)	(1,037,025)	14,070	(537)	(731)	(408,794)	(8,348)
Net unrealized gains (losses)	(1,797,124)	(1,848,128)	3,771	(3,286)	43,710	33,775
Increase (Decrease) in net assets
from operations	$(2,833,648)	$(1,313,005)	$2,168	$(6,056)	$(373,381)	$22,020
Participant transactions:
Accumulation activity:
Purchase payments received	$2,029,107	$7,281,280	$178,969	$426,835	$725,546	$330,703
Net transfers between Sub-Accounts
and Fixed Account	1,676,050	2,123,452	154,740	378,112	1,081,188	589,410
Withdrawals, surrenders, annuitizations
and contract charges	(969,120)	(292,254)	(751)	(35)	(61,879)	(8,693)
Net accumulation activity	$2,736,037	$9,112,478	$332,958	$804,912	$1,744,855	$911,420
Annuitization activity:
Annuitizations	$-	$34,296	$-	$-	$-	$-
Annuity payments and contract
charges	(2,827)	(2,659)	-	-	-	-
Adjustments to annuity reserve	898	(242)	-	-	-	-
Net annuitization activity	$(1,929)	$31,395	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$2,734,108	$9,143,873	$332,958	$804,912	$1,744,855	$911,420
Increase (Decrease) in net assets	$(99,540)	$7,830,868	$335,126	$798,856	$1,371,474	$933,440
Net assets:
Beginning of year	10,558,260	2,727,392	-	-	-	-
End of year	$10,458,720	$10,558,260	$335,126	$798,856	$1,371,474	$933,440

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	JP1		JP2		JP3
	Sub-Account		Sub-Account		Sub-Account
	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2001	2000	2001	2000	2001	2000
Operations:
Net investment income (loss)	$(197,405)	$399,987	$(42,149)	$114,436	$(94,336)	$48,735
Net realized gains (losses)	(1,412,610)	46,777	(878,188)	92,785	(461,124)	100,746
Net unrealized gains (losses)	(1,559,788)	(3,058,913)	(1,055,546)	(1,452,948)	(117,503)	(831,853)
Increase (Decrease) in net assets from operations	$(3,169,803)	$(2,612,149)	$(1,975,883)	$(1,245,727)	$(672,963)	$(682,372)
Participant transactions:
Accumulation activity:
Purchase payments received	$1,079,481	$6,209,282	$1,211,339	$4,926,786	$1,556,323	$4,533,517
Net transfers between Sub-Accounts and Fixed Account	1,081,450	3,569,440	(127,519)	2,730,587	36,023	1,184,183
Withdrawals, surrenders, annuitizations and contract charges	(1,805,759)	(1,007,666)	(536,614)	(858,767)	(416,860)	(283,409)
Net accumulation activity	$355,172	$8,771,056	$547,206	$6,798,606	$1,175,486	$5,434,291
Annuitization activity:
Annuitizations	$93,202	$24,627	$-	$11,637	$-	$8,065
Annuity payments and contract charges	(18,975)	(5,081)	(2,758)	(2,628)	(1,256)	(1,022)
Adjustments to annuity reserve	1,764	(801)	(25)	8	(68)	(64)
Net annuitization activity	$75,991	$18,745	$(2,783)	$9,017	$(1,324)	$6,979
Increase (Decrease) in net assets from participant transactions	$431,163	$8,789,801	$544,423	$6,807,623	$1,174,162	$5,441,270
Increase (Decrease) in net assets	$(2,738,640)	$6,177,652	$(1,431,460)	$5,561,896	$501,199	$4,758,898
Net assets:
Beginning of year	21,571,342	15,393,690	8,859,435	3,297,539	6,256,519	1,497,621
End of year	$18,832,702	$21,571,342	$7,427,975	$8,859,435	$6,757,718	$6,256,519

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	LA1 Sub-Account	LA2 Sub-Account		LA3 Sub-Account	CAS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 2001(a)	Period Ended December 31, 2001(a)	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$(444,708)	$(91,391)	$9,113	$(382)	$(310,032)	$2,136,922
Net realized gains (losses)	2,964,159	118,938	14,232	(170)	2,748,020	161,177
Net unrealized gains (losses)	(6,694,842)	6,022,173	729,007	(3,026)	(12,001,293)	(7,568,196)
Increase (Decrease) in net assets
from operations	$(4,175,391)	$6,049,720	$752,352	$(3,578)	$(9,563,305)	$(5,270,097)
Participant transactions:
Accumulation activity:
Purchase payments received	$25,513,511	$15,511,439	$4,669,897	$143,774	$4,256,102	$15,702,930
Net transfers between Sub-Accounts
and Fixed Account	64,686,774	10,110,590	18,527,564	193,719	(1,548,564)	11,269,256
Withdrawals, surrenders, annuitizations
and contract charges	(5,676,977)	(2,720,289)	(292,869)	(978)	(2,465,502)	(1,425,528)
Net accumulation activity	$84,523,308	$22,901,740	$22,904,592	$336,515	$242,036	$25,546,658
Annuitization activity:
Annuitizations	$105,138	$2,748	$44,112	$-	$18,417	$25,215
Annuity payments and contract
charges	(5,997)	(354)	(413)	-	(9,073)	(6,907)
Adjustments to annuity reserve	(3,660)	-	(4,884)	-	946	(528)
Net annuitization activity	$95,481	$2,394	$38,815	$-	$10,290	$17,780
Increase (Decrease) in net assets from
participant transactions	$84,618,789	$22,904,134	$22,943,407	$336,515	$252,326	$25,564,438
Increase (Decrease) in net assets	$80,443,398	$28,953,854	$23,695,759	$332,937	$(9,310,979)	$20,294,341
Net assets:
Beginning of year	49,922,363	20,968,509	-	-	35,294,833	15,000,492
End of year	$130,365,761	$49,922,363	$23,695,759	$332,937	$25,983,854	$35,294,833
(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

EGS Sub-Account			GSS Sub-Account		HYS Sub-Account
Year Ended December 31, 2001		Year Ended December 31, 2000	Period Ended December 31, 2000	Period Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$(932,315)	$4,212,255	$1,484,213	$891,479	$2,561,266	$1,137,982
Net realized gains (losses)	(15,049,458)	1,369,206	626,904	(234,002)	(2,059,128)	(333,120)
Net unrealized gains (losses)	(15,685,416)	(23,919,181)	(210,987)	1,447,379	(857,711)	(2,500,086)
Increase (Decrease) in net assets
from operations	$(31,667,189)	$(18,337,720	$1,900,130	$2,104,856	$(355,573)	$(1,695,224)
Participant transactions:
Accumulation activity:
Purchase payments received	$9,892,101	$48,823,812	$9,453,621	$7,012,278	$8,003,059	$9,374,979
Net transfers between Sub-Accounts
and Fixed Account	1,402,676	20,631,668	20,829,710	1,930,713	10,394,586	7,367,950
Withdrawals, surrenders, annuitizations
and contract charges	(5,174,345)	(4,288,255)	(3,382,064)	(1,540,703)	(2,929,644)	(1,270,403)
Net accumulation activity	$6,120,432	$65,167,225	$26,901,267	$7,402,288	$15,468,001	$15,472,526
Annuitization activity:
Annuitizations	$58,693	$65,385	$-	$48,400	$-	$39,001
Annuity payments and contract
charges	(19,232)	(20,025)	(26,017)	(10,980)	(14,679)	(9,322)
Adjustments to annuity reserve	3,650	(12,774)	2,079	(712)	(1,325)	(1,149)
Net annuitization activity	$43,111	$32,586	$(23,938)	$36,708	$(16,004)	$28,530
Increase (Decrease) in net assets from
participant transactions	$6,163,543	$65,199,811	$26,877,329	$7,438,996	$15,451,997	$15,501,056
Increase (Decrease) in net assets	$(25,503,646)	$46,862,091	$28,777,459	$9,543,852	$15,096,424	$13,805,832
Net assets:
Beginning of year	77,996,084	31,133,993	24,420,841	14,876,989	26,311,097	12,505,265
End of year	$52,492,438	$77,996,084	$53,198,300	$24,420,841	$41,407,521	$26,311,097

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
M1A		M1B	MFC	MFD	MFE	MFF
Sub-Account		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Period Ended		Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,
2001(b)		2001(b)	2001(b)	2001(b)	2001(b)	2001(b)
Operations:
Net investment income (loss)	$(5,667)	$(6,640)	$(8,306)	$(1,363)	$(5,666)	$(2,738)
Net realized gains (losses)	38,568	6,150	3,467	(2,320)	(7,276)	45,307
Net unrealized gains (losses)	228,510	137,455	48,150	32,632	10,354	35,101
Increase (Decrease) in net assets
from operations	$261,411	$136,965	$43,311	$28,949	$(2,588)	$77,670
Participant transactions:
Accumulation activity:
Purchase payments received	$1,943,665	$2,395,046	$2,529,142	$546,566	$2,060,615	$1,101,830
Net transfers between Sub-Accounts
and Fixed Account	221,914	980,238	1,145,090	165,064	467,211	(202,865)
Withdrawals, surrenders, annuitizations
and contract charges	(9,859)	(68,348)	(10,676)	(3,444)	(8,124)	(3,587)
Net accumulation activity	$2,155,720	$3,306,936	$3,663,556	$708,186	$2,519,702	$895,378
Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-
Annuity payments and contract
charges	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from
participant transactions	$2,155,720	$3,306,936	$3,663,556	$708,186	$2,519,702	$895,378
Increase (Decrease) in net assets	$2,417,131	$3,443,901	$3,706,867	$737,135	$2,517,114	$973,048
Net assets:
Beginning of year	-	-	-	-	-	-
End of year	$2,417,131	$3,443,901	$3,706,867	$737,135	$2,517,114	$973,048

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
MFJ		MFK	MFL	MIS
Sub-Account		Sub-Account	Sub-Account	Sub-Account
Period Ended		Period Ended	Period Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,
2001(b)		2001(b)	2001(b)	2001	2000
Operations:
Net investment income (loss)	$(17,341)	$(18,843)	$(5,326)	$(716,071)	$428,072
Net realized gains (losses)	(618)	(6,469)	66	1,147,135	312,388
Net unrealized gains (losses)	212,888	(27,168)	64,437	(16,356,886)	(5,551,212)
Increase (Decrease) in net assets from operations	$194,929	$(52,480)	$59,177	$(15,925,822)	$(4,810,752)
Participant transactions:
Accumulation activity:
Purchase payments received	$6,603,339	$5,969,595	$2,106,638	$16,258,754	$31,327,517
Net transfers between Sub-Accounts and Fixed
Account	1,907,667	463,629	516,627	9,257,938	15,851,128
Withdrawals, surrenders, annuitizations and contract
charges	(48,421)	(29,148)	(10,972)	(3,358,184)	(1,655,830)
Net accumulation activity	$8,462,585	$6,404,076	$2,612,293	$22,158,508	$45,522,815
Annuitization activity:
Annuitizations	$-	$-	$-	$20,212	$2,596
Annuity payments and contract charges	-	-	-	(11,320)	(13,291)
Adjustments to annuity reserve	-	-	-	(2,458	6,812
Net annuitization activity	$-	$-	$-	$6,434	$(3,883)
Increase (Decrease) in net assets from participant
transactions	$8,462,585	$6,404,076	$2,612,293	$22,164,942	$45,518,932
Increase (Decrease) in net assets	$8,657,514	$6,351,596	$2,671,470	$6,239,120	$40,708,180
Net assets:
Beginning of year	-	-	-	49,055,303	8,347,123
End of year	$8,657,514	$6,351,596	$2,671,470	$55,294,423	$49,055,303

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	MIT		MMS		NWD
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000
Operations:
Net investment income (loss)	$(257,569)	$891,969	$153,045	$284,637	$(499,252)	$396,815
Net realized gains (losses)	1,179,654	(42,956)	-	-	(2,164,990)	215,420
Net unrealized gains (losses)	(7,752,834)	(1,033,680)	-	-	654,243	(2,535,859)
Increase (Decrease) in net assets
from operations	$(6,830,749)	$(184,667)	$153,045	$284,637	$(2,009,999)	$(1,923,624)
Participant transactions:
Accumulation activity:
Purchase payments received	$11,339,763	$16,376,271	$88,695	$41,667	$8,088,240	$18,552,634
Net transfers between Sub-Accounts
and Fixed Account	7,086,373	8,459,298	3,134,629	34,423	3,231,188	9,115,142
Withdrawals, surrenders, annuitizations
and contract charges	(3,019,378)	(928,927)	(2,564,050)	(1,421,442)	(2,245,337)	(645,011)
Net accumulation activity	$15,406,758	$23,906,642	$659,274	$(1,345,352)	$9,074,091	$27,022,765
Annuitization activity:
Annuitizations	$144,567	$14,843	$-	$-	$-	$12,096
Annuity payments and contract
charges	(7,971)	(2,403)	-	-	(1,806)	(1,074)
Adjustments to annuity reserve	(13,408)	(179)	-	-	(121)	(70)
Net annuitization activity	$123,188	$12,261	$-	$-	$(1,927)	$10,952
Increase (Decrease) in net assets from
participant transactions	$15,529,946	$23,918,903	$659,274	$(1,345,352)	$9,072,164	$27,033,717
Increase (Decrease) in net assets	$8,699,197	$23,734,236	$812,319	$(1,060,715)	$7,062,165	$25,110,093
Net assets:
Beginning of year	31,560,748	7,826,512	5,997,481	7,058,196	27,083,524	1,973,431
End of year	$40,259,945	$31,560,748	$6,809,800	$5,997,481	$34,145,689	$27,083,524

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	TRS		UTS		OP1
	Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000
Operations:
Net investment income (loss)	$523,834	$534,976	$1,172,733	$2,367,957	$(99,572)	$963,088
Net realized gains (losses)	1,487,503	(10,343)	2,164,163	554,011	1,772,904	(742,204)
Net unrealized gains (losses)	(2,126,950)	1,001,505	(18,785,134)	(1,911,995)	(2,871,870)	2,769,954
Increase (Decrease) in net assets
from operations	$(115,613)	$1,526,138	$(15,448,238)	$1,009,973	$(1,198,538)	$2,990,838
Participant transactions:
Accumulation activity:
Purchase payments received	$15,789,522	$7,518,367	$7,856,326	$20,151,056	$693,189	$3,774,159
Net transfers between Sub-Accounts
and Fixed Account	18,657,170	3,909,033	7,777,265	12,322,768	(11,404,523)	6,822,619
Withdrawals, surrenders, annuitizations
and contract charges	(2,332,203)	(390,889)	(4,312,036)	(1,704,218)	(1,456,966)	(1,489,630)
Net accumulation activity	$32,114,489	$11,036,511	$11,321,555	$30,769,606	$(12,168,300)	$9,107,148
Annuitization activity:
Annuitizations	$72,025	$2,525	$247,825	$2,470	$23,586	$6,518
Annuity payments and contract
Charges	(13,810)	(8,757)	(67,499)	(19,395)	(7,267)	(1,714)
Adjustments to annuity reserve	(6,160)	(1,172)	(1,966)	(2,599)	(22)	(172)
Net annuitization activity	$52,055	$(7,404)	$178,360	$(19,524)	$16,297	$4,632
Increase (Decrease) in net assets from
participant transactions	$32,166,544	$11,029,107	$11,499,915	$30,750,082	$(12,152,003)	$9,111,780
Increase (Decrease) in net assets	$32,050,931	$12,555,245	$(3,948,323)	$31,760,055	$(13,350,541)	$12,102,618
Net assets:
Beginning of year	15,220,998	2,665,753	50,598,244	18,838,189	24,574,731	12,472,113
End of year	$47,271,929	$15,220,998	$46,649,921	$50,598,244	$11,224,190	$24,574,731

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	OP2 Sub-Account		OP3 Sub-Account		OP4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$(176,981)	$1,274,841	$(33,365)	$(51,727)	$35,517	$214,541
Net realized gains (losses)	982,735	747,956	1,582,394	326,336	(59,812)	(82,048)
Net unrealized gains (losses)	(132,087)	116,351	(1,007,212)	1,752,541	(227,621)	198,372
Increase (Decrease) in net assets
from operations	$673,667	$2,139,148	$541,817	$2,027,150	$(251,916)	$330,865
Participant transactions:
Accumulation activity:
Purchase payments received	$169,985	$5,258,529	$398,621	$1,132,415	$151,907	$595,244
Net transfers between Sub-Accounts
and Fixed Account	(420,440)	4,416,129	(3,187,530)	4,690,015	91,906	589,937
Withdrawals, surrenders, annuitizations
and contract charges	(1,045,612)	(808,921)	(585,858)	(377,547)	(460,560)	(178,513)
Net accumulation activity	$(1,296,067)	$8,865,737	$(3,374,767)	$5,444,883	$(216,747)	$1,006,668
Annuitization activity:
Annuitizations	$-	$7,730	$-	$5,045	$-	$-
Annuity payments and contract
charges	(6,755)	(5,582)	(3,295)	(1,705)	-	-
Adjustments to annuity reserve	(645)	(986)	10	(209)	-	-
Net annuitization activity	$(7,400)	$1,162	$(3,285)	$3,131	$-	$-
Increase (Decrease) in net assets from
participant transactions	$(1,303,467)	$8,866,899	$(3,378,052)	$5,448,014	$(216,747)	$1,006,668
Increase (Decrease) in net assets	$(629,800)	$11,006,047	$(2,836,235)	$7,475,164	$(468,663)	$1,337,533
Net assets:
Beginning of year	15,194,233	4,188,186	10,307,075	2,831,911	3,815,153	2,477,620
End of year	$14,564,433	$15,194,233	$7,470,840	$10,307,075	$3,346,490	$3,815,153

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

RX1 Sub-Account		RX2 Sub-Account	SB1 Sub-Account		SB2 Sub-Account
Period Ended December 31, 2001(a)		Period Ended December 31, 2001(a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$3,952	$(7,370)	$(4,504)	$26,417	$(5,892)	$14,426
Net realized gains (losses)	(163)	(412)	46,501	13,693	20,704	42,090
Net unrealized gains (losses)	7,255	(53,260)	(54,002)	25,473	(80,106)	18,889
Increase (Decrease) in net assets
from operations	$11,044	$(61,042)	$(12,005)	$65,583	$(65,294)	$75,405
Participant transactions:
Accumulation activity:
Purchase payments received	$78,536	$447,331	$10,653	$15,380	$8,159	$7,060
Net transfers between Sub-Accounts
and Fixed Account	117,164	1,276,774	416,947	43,755	29,508	59,157
Withdrawals, surrenders, annuitizations
and contract charges	(6)	(16,695)	(30,244)	(1,893)	(48,575)	(160,332)
Net accumulation activity	$195,694	$1,707,410	$397,356	$57,242	$(10,908)	(94,115)
Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-	$-
Annuity payments and contract
charges	-	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from
participant transactions	$195,694	$1,707,410	$397,356	$57,242	$(10,908)	$(94,115)
Increase (Decrease) in net assets	$206,738	$1,646,368	$385,351	$122,825	$(76,202)	$(18,710)
Net assets:
Beginning of year	-	-	509,766	386,941	642,325	661,035
End of year	$206,738	$1,646,368	$895,117	$509,766	$566,123	$642,325

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SB3 Sub-Account		SB4 Sub-Account		SC1 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$76,331	$201,150	$23,091	$76,277	$1,356,449	$972,990
Net realized gains (losses)	38,621	(77,047)	(13,305)	(2,573)	-	-
Net unrealized gains (losses)	125,821	202,793	(117,453)	184,562	-	-
Increase (Decrease) in net assets
from operations	$240,773	$326,896	$(107,667)	$258,266	$1,356,449	$972,990
Participant transactions:
Accumulation activity:
Purchase payments received	$3,341	$192,923	$2,337	$54,695	$61,183,777	$45,016,484
Net transfers between Sub-Accounts
and Fixed Account	(902,803)	(1,959,527)	(61,382)	(1,594,513)	30,836,941	(15,599,348)
Withdrawals, surrenders, annuitizations
and contract charges	(477,261)	(542,788)	(479,033)	(736,675)	(16,485,142)	(3,563,787)
Net accumulation activity	$(1,376,723)	$(2,309,392)	$(538,078)	$(2,276,493)	$75,535,576)	$25,853,349
Annuitization activity:
Annuitizations	$-	$-	$-	$-	$308,296	$48,025
Annuity payments and contract
charges	(1,441)	(1,383)	(946)	(951)	(112,515)	(2,652)
Adjustments to annuity reserve	7	(443)	(34)	(163)	(1,613)	(360)
Net annuitization activity	$(1,434)	$(1,826)	$(980)	$(1,114)	$194,168	$45,013
Increase (Decrease) in net assets from
participant transactions	$(1,378,157)	$(2,311,218)	$(539,058)	$(2,277,607)	$75,729,744	$25,898,362
Increase (Decrease) in net assets	$(1,137,384)	$(1,984,322)	$(646,725)	$(2,019,341)	$77,086,193	$26,871,352
Net assets:
Beginning of year	4,789,050	6,773,372	4,626,641	6,645,982	38,219,298	11,347,946
End of year	$3,651,666	$4,789,050	$3,979,916	$4,626,641	$115,305491	$38,219,298

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SC2 Sub-Account		SC3 Sub-Account		SC4 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$2,265,478	$1,023,077	$651,479	$376,494	$(242,136)	$332,894
Net realized gains (losses)	445,817	(37,447)	1,403,818	145,709	(4,651,055)	77,556
Net unrealized gains (losses)	(375,204)	847,050	(206,079)	634,513	1,933,975	(1,875,677)
Increase (Decrease) in net assets
from operations	$2,336,091	$1,832,680	$1,849,218	$1,156,716	$(2,959,216)	$(1,465,227)
Participant transactions:
Accumulation activity:
Purchase payments received	$17,462,938	$13,890,703	$5,513,151	$5,229,041	$7,344,960	$7,075,330
Net transfers between Sub-Accounts
and Fixed Account	34,391,448	6,947,581	1,821,563	3,338,950	(6,246,177)	4,600,703
Withdrawals, surrenders, annuitizations
and contract charges	(3,488,884)	(1,635,930)	(1,589,971)	(297,116)	(1,268,037)	(208,011)
Net accumulation activity	$48,365,502	$19,202,354	$5,744,743	$8,270,875	$(169,254)	$11,468,022
Annuitization activity:
Annuitizations	$-	$85,012	$22,482	$6,522	$-	$11,083
Annuity payments and contract
charges	(80,351)	(54,705)	(2,066)	(993)	(1,379)	(548)
Adjustments to annuity reserve	(5,005)	(10,405)	(2,628)	(7,420)	(59)	(268)
Net annuitization activity	$(85,356)	$19,902	$17,788	$(1,891)	$(1,438)	$10,267
Increase (Decrease) in net assets from
participant transactions	$48,280,146	$19,222,256	$5,762,531	$8,268,984	$(170,692)	$11,478,289
Increase (Decrease) in net assets	$50,616,237	$21,054,936	$7,611,749	$9,425,700	$(3,129,908)	$10,013,062
Net assets:
Beginning of year	29,296,422	8,241,486	10,746,717	1,321,017	11,360,053	1,346,991
End of year	$79,912,659	$29,296,422	$18,358,466	$10,746,717	$8,230,145	$11,360,053

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SC5 Sub-Account		SC6 Sub-Account		SC7 Sub-Account
	Year Ended December 31 2001 ,	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Period Ended December 31, 2000(c)
Operations:
Net investment income (loss)	$(689,460)	$2,443,815	$(34,511)	$154,731	$(259,405)	$(6,017)
Net realized gains (losses)	(2,489,237)	983,376	(232,687)	52,234	(2,895,803)	(28,630)
Net unrealized gains (losses)	2,259,571	(2,201,442)	116,734	(369,044)	(122,141)	146,144
Increase (Decrease) in net assets
from operations	$(919,126)	$1,225,749	$(150,464)	$(162,079)	$(3,277,349)	$111,497
Participant transactions:
Accumulation activity:
Purchase payments received	$16,298,751	$17,658,818	$947,858	$1,369,989	$19,758,608	$7,416,698
Net transfers between Sub-Accounts
And Fixed Account	6,860,730	11,652,016	545,371	848,724	6,911,496	3,165,118
Withdrawals, surrenders, annuitizations
And contract charges	(3,481,265)	(855,413)	(234,813)	(133,128)	(2,055,972)	(63,091)
Net accumulation activity	$19,678,216	$28,455,421	$1,258,416	$2,085,585	$24,614,132	$10,518,725
Annuitization activity:
Annuitizations	$82,828	$28,344	$27,210	$17,422	$97,366	$9,727
Annuity payments and contract
charges	(16,303)	(2,835)	(2,050)	(1,759)	(3,054)	(258)
Adjustments to annuity reserve	(11,598)	(71)	(3,189)	(5,547)	58,969	(9,527)
Net annuitization activity	$54,927	$25,438	$21,971	$10,116	$153,281	$(58)
Increase (Decrease) in net assets from
participant transactions	$19,733,143	$28,480,859	$1,280,387	$2,095,701	$24,767,413	$10,518,667
Increase (Decrease) in net assets	$18,814,017	$29,706,608	$1,129,923	$1,933,622	$21,490,064	$10,630,164
Net assets:
Beginning of year	32,672,695	2,966,087	2,439,780	506,158	10,630,164	-
End of year	$51,486,712	$32,672,695	$3,569,703	$2,439,780	$32,120,228	$10,630,164
(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SC8 Sub-Account		SC9 Sub-Account		SCA Sub-Account
	Year Ended December 31, 2001	Period Ended December 31, 2000(c)	Year Ended December 31, 2001	Period Ended December 31, 2000(c)	Year Ended December 31, 2001	Period Ended December 31, 2000(c)
Operations:
Net investment income (loss)	$(66,800)	$(2,148)	$(11,647)	$386	$(190,930)	$4,545
Net realized gains (losses)	(31,130)	(1,750)	120,827	236	229,706	(14,344)
Net unrealized gains (losses)	(233,360)	172,780	(321,910)	16,999	743,593	192,337
Increase (Decrease) in net assets
from operations	$(331,290)	$168,882	$(212,730)	$17,621	$782,369	$182,538
Participant transactions:
Accumulation activity:
Purchase payments received .	$3,362,647	$1,339,374	1,959,323	$253,573	$7,620,406	$3,629,640
Net transfers between Sub-Accounts
and Fixed Account	2,705,134	989,209	2,855,193	43,923	(420,900)	2,276,395
Withdrawals, surrenders, annuitizations
and contract charges	(223,556	(36,479)	(402,238)	(3,203)	(1,280,293)	(33,619)
Net accumulation activity	$5,844,225)	$2,292,104	$4,412,278	$294,293	$5,919,213	$5,872,416
Annuitization activity:
Annuitizations	$26,975	$-	$21,702	$-	$44,452	$-
Annuity payments and contract
charges	(253)	-	(202)	-	(417)	-
Adjustments to annuity reserve	(3,055)	-	(2,341)	-	(5,190)	-
Net annuitization activity	$23,667	$-	$19,159	$-	$38,845	$-
Increase (Decrease) in net assets from
participant transactions	$5,867,892	$2,292,104	$4,431,437	$294,293	$5,958,058	$5,872,416
Increase (Decrease) in net assets	$5,536,602	$2,460,986	$4,218,707	$311,914	$6,740,427	$6,054,954
Net assets:
Beginning of year	2,460,986	-	311,914	-	6,054,954	-
End of year	$7,997,588	$2,460,986	$4,530,621	$311,914	$12,795,381	$6,054,954

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SCB Sub-Account		SCC Sub-Account		SCD Sub-Account
	Year Ended December 31, 2001	Period Ended December 31, 2000(c)	Year Ended December 31, 2001	Period Ended December 31, 2000(c)	Period Ended December 31, 2001(a)
Operations:
Net investment income (loss)	$(115,074)	$58,567	$(3,396)	$562	$(11,067)
Net realized gains (losses)	416,769	11,981	(578)	234	9,741
Net unrealized gains (losses)	827,803	388,618	(107,592)	8,540	(107,959)
Increase (Decrease) in net assets From operations	$1,129,498	$459,166	$(111,566)	$9,336	$(109,285)
Participant transactions:
Accumulation activity:
Purchase payments received	$4,993,677	$1,609,526	$1,417,667	$99,296	$955,770
Net transfers between Sub-Accounts
and Fixed Account	10,693,853	1,487,413	1,090,809	14,721	1,162,747
Withdrawals, surrenders, annuitizations
and contract charges	(1,031,713)	(20,946)	(63,551)	(3,204)	(28,330)
Net accumulation activity	$14,655,817	$3,075,993	$2,444,925	$110,813	$2,090,187
Annuitization activity:
Annuitizations	$22,252	$-	$21,897	$-	$-
Annuity payments and contract charges	(207)	-	(202)	-	-
Adjustments to annuity reserve	(2,613)	-	(2,332)	-	-
Net annuitization activity	$19,432	$-	$19,363	$-	$-
Increase (Decrease) in net assets from
participant transactions	$14,675,249	$3,075,993	$2,464,288	$110,813	$2,090,187
Increase (Decrease) in net assets	$15,804,747	$3,535,159	$2,352,722	$120,149	$1,980,902
Net assets:
Beginning of year	3,535,159	-	120,149	-	-
End of year	$19,339,906	$3,535,159	$2,472,871	$120,149	$1,980,902

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SCE Sub-Account	SCF Sub-Account	SCG Sub-Account	SCH Sub-Account	SCI Sub-Account
	Period Ended December 31, 2001(a)	Period Ended December 31, 2001(a)	Period Ended December 31, 2001(a)	Period Ended December 31, 2001(a)	Year Ended December 31, 2001(a)
Operations:
Net investment income (loss)	$(1,541)	$(23,452)	$(5,864)	$(208)	$(12,157)
Net realized gains (losses)	(26,684)	(10,597)	(304,826)	(4,309)	(30,173)
Net unrealized gains (losses)	(17,453)	32,831	13,895	57,560	(119,683)
Increase (Decrease) in net assets from operations	$(45,678)	$(1,218)	$(296,795)	$53,043	$(162,013)
Participant transactions:
Accumulation activity:
Purchase payments received	$314,690	$1,779,346	$405,199	$782,239	$937,098
Net transfers between Sub-Accounts
and Fixed Account	155,266	2,651,231	715,816	690,792	1,716,568
Withdrawals, surrenders, annuitizations
and contract charges	(4,811)	(66,036)	(50,950)	(9,444)	(62,355)
Net accumulation activity	$465,145	$4,364,541	$1,070,065	$1,463,587	$2,591,311
Annuitization activity:
Annuitizations	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-
Adjustments to annuity reserve	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from
participant transactions	$465,145	$4,364,541	$1,070,065	$1,463,587	$2,591,311
Increase (Decrease) in net assets	$419,467	$4,363,323	$773,270	$1,516,630	$2,429,298
Net assets:
Beginning of year	-	-	-	-	-
End of year	$419,467	$4,363,323	$773,270	$1,516,630	$2,429,298

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the ''Variable Account'') is a separate account of Sun Life of Assurance Company of Canada (U.S.), (the ''Sponsor''), and was established on July 13, 1989 as a funding vehicle for the variable portion of Futurity contracts, Futurity II contracts, Futurity Focus contracts, Futurity Accolade contracts, Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts (collectively, the ''Contracts'') and certain other group and individual fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the Delaware insurance department.

The assets of the Variable Account are divided into Sub-accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respects to the Futurity contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Salomon Brothers Variable Series Funds, Inc. With respects to the Futurity II contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Credit Suisse Institutional Fund, Inc., Fidelity Variable Insurance Products Funds, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Rydex Variable Trust and Sun Capital Advisers Trust. With respect to the Futurity Focus contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Credit Suisse Institutional Fund, Inc., Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/ Sun Life Series Trust, OCC Accumulation Trust and Sun Capital Advisers Trust. With respect to the Futurity Accolade contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust, Rydex Variable Trust and Sun Capital Advisers Trust. With respects to the Futurity Focus II contracts, Futurity III contracts and Futurity Select Four contracts, the Funds are: AIM Variable Insurance Fund, Inc., the Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc. J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, Rydex Variable Trust and Sun Capital Advisers Trust.

Under applicable insurance law, the assets and liabilities of Separate Account F are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of Separate Account F's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the current year's presentation.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Sub-Accounts included in the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6
Futurity contracts	1.25%	-	-	-	-	-
Futurity II contracts	1.25%	-	-	-	-	-
Futurity Focus contracts	1.00%	-	-	-	-	-
Futurity Accolade contracts	1.30%	1.45%	1.55%	1.70%	-	-
Futurity Focus II contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Futurity III contracts	.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Futurity Select Four contracts	.95%	1.10%	1.20%	1.35%	1.45%	1.60%

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to the lesser of $30 in the case of Futurity contracts, $35 in the case of Futurity II contracts, Futurity Accolade contracts and Futurity III contracts and $50 in the case of Futurity Focus contracts, Futurity Focus II contracts and Futurity Select Four contracts or 2% of the participant's account value in Account Years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such Contracts.

Massachusetts Financial Services Company is the investment adviser to the MFS/Sun Life Series Trust. Sun Capital Advisers Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .60% to 1.82% and .65% to 1.25% of the Fund's net assets, respectively.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II and Futurity Select Four Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature, and other promotional costs and acquisition expenses.

For the year ended December 31, 2001, the Sponsor received the following amount related to the above mentioned contract and surrender charges. These charges are reflected in the Withdrawals, surrenders, annuitizations and contract charges line of the Statement of Changes in Net Assets.

	Contract Charges	Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund	$16,736	$ 29,151
V.I. Growth Fund	21,034	22,310
V.I. Growth and Income Fund	19,257	45,595
V.I. International Equity Fund.	16,930	39,949
V.I. Value Fund	40	-
The Alger American Fund
Growth Portfolio	24,476	88,386
Income and Growth Portfolio	14,183	92,673
Small Capitalization Portfolio	6,484	18,315
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	62	56
Technology Fund.	5	-
Growth and Income Fund	464	342
Quasar Fund	76	561

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
Credit Suisse Institutional
Emerging Markets Portfolio	$920	$4,938
Post-Venture Capital Portfolio	388	1,781
International Equity Portfolio	675	936
Small Company Growth Portfolio	1,329	5,346
Fidelity Variable Insurance Products Funds
VIP Contra Fund	51	112
VIP Overseas Fund	198	458
VIP Growth Fund	339	6,120
Goldman Sachs Variable Insurance Trust
VIT COREsm Large Cap Growth Fund	7,747	39,216
VIT COREsm Small Cap Equity Fund	1,526	7,462
VIT COREsm US Equity Fund	6,003	26,888
Growth and Income Fund	2,155	11,981
International Equity Fund	3,279	24,781
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	60	565
Small Company Growth Fund	12	-
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio	6,531	30,919
International Opportunities Portfolio	3,040	10,917
Small Company Portfolio	2,370	11,858
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	13,892	102,356
Mid Cap Value	739	3,921
International Portfolio	-	27
MFS/Sun Life Series Trust
Capital Appreciation Series	9,415	44,928
Emerging Growth Series	26,607	124,941
Government Securities Series	7,401	77,179
High Yield Series	9,407	63,961
Total Return S Class	33	-
Massachusetts Investors Growth Stock Series	14,402	44,265
Massachusetts Investors Trust Series	9,049	29,252
Money Market	1,793	75,195
New Discovery Series	10,143	38,939
Total Return Series	5,006	30,905
Utilities Series	13,857	101,321
OCC Accumulation Trust
Equity Portfolio	5,387	24,720
Mid Cap Portfolio	912	6,532
Small Cap Portfolio	3,655	12,436
Managed Portfolio	3,953	35,582
Rydex Variable Trust
Nova Fund	6	-
OTC Fund	59	-
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	328	444

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
Salomon Brothers Variable Series Funds, Inc. - continued
Investors Fund	$219	$1,927
Strategic Bond Fund	1,323	10,528
Total Return Fund	1,240	15,318
Sun Capital Advisers Trust
Money Market Fund	9,588	347,239
Investment Grade Bond Fund	7,313	64,281
Real Estate Fund	4,122	48,510
Select Equity Fund	4,162	23,705
Blue Chip Mid Cap Fund	9,648	74,376
Investors Foundation Fund	720	1,300
Davis Venture Value Fund	3,990	28,417
Davis Financial Fund	674	3,402
Value Equity Fund	365	12,035
Value Mid Cap Fund	2,738	26,185
Value Small Cap Fund	2,610	32,455
Value Managed Fund	127	168
INVESCO Technology Fund	63	-
INVESCO Telecommunications Fund	8	41
INVESCO Health Sciences Fund	197	677
INVESCO Energy Fund	60	678
Neuberger Berman Mid Cap Value Fund	11	-
Neuberger Berman Mid Cap Growth Fund	85	688

(4) Annuity Reserves

Annuity reserves are calculated using the 1983a Individual Annuitant Mortality Table and an assumed interest rate of 3% per year for Futurity, Futurity II, Futurity Focus and Futurity Accolade products and the 2000 Individual Annuitant Mortality Table A and an assumed interest rate of 3% per year for Futurity Focus II, Futurity III and Futurity Select Four products. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions

					Units Transferred Between Sub-Accounts and Fixed Accumulation Account
	Units Outstanding Beginning of Year						Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
			Units Purchased
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000

Futurity Contracts:
AIM1	323,566	227,735	9,998	8,489	85,090	111,001	(41,209)	(23,659)	377,445	323,566
AIM2	563,444	442,430	2,348	5,446	(147,433)	153,308	(61,416)	(37,740)	356,943	563,444
AIM3	731,377	799,385	4,343	7,803	(81,409)	(12,559)	(86,356)	(63,252)	567,955	731,377
AIM4	517,861	458,813	6,159	13,916	(107,020)	87,956	(48,872)	(42,824)	368,128	517,861
AL1	674,890	755,329	2,987	8,665	(104,118)	(31,717)	(49,991)	(57,387)	523,768	674,890
AL2	436,526	434,832	1,154	3,074	(38,940)	33,589	(55,759)	(34,969)	342,981	436,526
AL3	199,588	182,220	83	366	(32,633)	24,750	(31,518)	(7,748)	135,520	199,588
CS1	41,504	68,070	563	509	(6,584)	(21,037)	(2,442)	(6,038)	33,041	41,504
CS2	46,899	52,931	28	19	(11,011)	10,694	(1,677)	(16,745)	34,239	46,899
CS3	26,874	21,318	62	46	(3,998)	8,400	(2,696)	(2,890)	20,242	26,874
CS4	79,238	153,457	395	607	(6,290)	(65,210)	(4,793)	(9,616)	68,550	79,238
GS1	443,344	423,081	7,292	14,526	(51,947)	42,782	(64,533)	(37,045)	334,156	443,344
GS2	162,736	80,363	4,503	31	(9,943)	85,316	(18,142)	(2,974)	139,154	162,736
GS3	475,664	575,303	351	18,929	(74,222)	(48,165)	(51,039)	(70,403)	350,754	475,664
GS4	315,802	301,072	752	19,737	(23,208)	32,013	(38,013)	(37,020)	255,333	315,802
GS5	71,063	62,975	1,282	509	96,209	10,375	(7,698)	(2,796)	160,856	71,063
JP1	517,380	568,955	1,852	16,814	(58,069)	(33,312)	(74,530)	(35,077)	386,633	517,380
JP2	87,839	105,324	-	1,055	(3,177)	(11,502)	(9,655)	(7,038)	75,007	87,839
JP3	48,750	41,135	1,006	1,384	(9,896)	12,118	(914)	(5,887)	38,946	48,750
LA1	639,759	681,170	7,595	10,728	193,914	34,469	(90,195)	(86,608)	751,073	639,759
CAS	597,093	490,436	4,565	5,680	(46,318)	138,102	(80,205)	(37,125)	475,135	597,093
EGS	692,959	644,429	5,710	13,640	(15,989)	114,453	(65,536)	(79,563)	617,144	692,959
GSS	485,303	635,712	2,335	15,669	189,190	(120,128)	(83,296)	(45,950)	593,532	485,303
HYS	467,681	581,114	1,232	9,259	3,488	(72,998)	(45,236)	(49,694)	427,165	467,681
MMS	539,256	663,091	7,836	3,825	278,289	3,095	(227,079)	(130,755)	598,302	539,256
UTS	756,858	762,245	3,741	8,900	(27,450)	28,889	(71,226)	(43,176)	661,923	756,858
OP1	615,342	770,005	713	21,991	(67,289)	(129,797)	(57,556)	(46,857)	491,210	615,342
OP2	313,356	208,499	1,724	18,749	(14,252)	114,185	(33,249)	(28,077)	267,579	313,356
OP3	224,362	235,529	4,220	2,269	54,522	(4,570)	(19,426)	(8,866)	263,678	224,362
SB1	33,486	29,639	678	1,164	26,299	2,811	(1,956)	(128)	58,507	33,486
SB2	50,200	58,715	645	588	87	4,368	(4,126)	(13,471)	46,806	50,200
SB3	432,976	649,260	295	18,348	(78,922)	(183,414)	(41,856)	(51,218)	312,493	432,976
SB4	429,550	657,323	218	5,329	(6,244)	(160,912)	(45,896)	(72,190)	377,628	429,550

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

					Units Transferred Between Sub-Accounts and Fixed Accumulation Account
	Units Outstanding Beginning of Year						Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
			Units Purchased
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000

Futurity II Contracts:
AIM1	1,012,264	299,649	16,402	325,562	20,236	419,029	(77,877)	(31,976)	971,025	1,012,264
AIM2	2,364,773	997,502	50,407	650,441	(542,303)	798,659	(149,573)	(81,829)	1,723,304	2,364,773
AIM3	2,523,813	1,213,444	30,238	498,095	(262,315)	942,101	(227,731)	(129,827)	2,064,005	2,523,813
AIM4	2,182,559	659,564	86,000	633,468	(345,604)	985,180	(172,499)	(95,653)	1,750,456	2,182,559
AIM5 (b)	-	-	526	-	7,116	-	(2)	-	7,640	-
AL1	3,285,605	1,620,151	43,621	735,821	(385,213)	1,117,452	(291,666)	(187,819)	2,652,347	3,285,605
AL2	1,689,012	755,933	16,957	447,529	(98,180)	556,469	(118,962)	(70,919)	1,488,827	1,689,012
AL3	609,369	221,946	10,511	193,715	7,931	224,668	(36,685)	(30,960)	591,126	609,369
AN1 (b)	-	-	-	-	24,056	-	(373)	-	23,683	-
AN2 (b)	-	-	-	-	6,363	-	-	-	6,363	-
AN3 (b)	-	-	3,801	-	260,074	-	(2,411)	-	261,464	-
AN4 (b)	-	-	49	-	222	-	-	-	271	-
AN5 (b)	-	-	4	-	113,250	-	(6,962)	-	106,292	-
CS1	133,103	67,177	1,586	71,296	(36,646)	816	(8,952)	(6,186)	89,091	133,103
CS2	89,465	29,939	11	14,645	(20,661)	47,671	(1,815)	(2,790)	67,000	89,465
CS3	40,978	22,526	1,470	8,200	(2,459)	11,245	(2,034)	(993)	37,955	40,978
CS4	160,078	79,878	1,407	51,645	29,460	37,441	(12,911)	(8,886)	178,034	160,078
FL1 (b)	-	-	7	-	11,271	-	(323)	-	10,955	-
FL2 (b)	-	-	21	-	763,419	-	(2,065)	-	761,375	-
FL3 (b)	-	-	11	-	1,075,891	-	(15,430)	-	1,060,472	-
GS1	1,103,943	610,853	15,026	188,856	(94,017)	358,085	(111,393)	(53,851)	913,559	1,103,943
GS2	196,193	71,821	1,127	48,614	6,548	80,871	(13,716)	(5,113)	190,152	196,193
GS3	948,020	714,634	8,492	248,186	(76,915)	27,940	(99,032)	(42,740)	780,565	948,020
GS4	312,510	202,285	-	48,825	(28,284)	78,358	(15,931)	(16,958)	268,295	312,510
GS5	363,268	119,879	4,784	141,902	(8,178)	115,211	(44,931)	(13,724)	314,943	363,268
GS6	-	-	32	-	143	-	-	-	175	-
GS7	-	-	-	-	1,822	-	-	-	1,822	-
IV1 (b)	-	-	3	-	7,012	-	(2,233)	-	4,782	-
IV2 (b)	-	-	29	-	2,008	-	-	-	2,037	-
JP1	1,023,702	625,004	6,117	194,941	(100,985)	246,181	(72,859)	(42,424)	855,975	1,023,702
JP2	369,882	118,543	3,603	105,655	(83,712)	184,396	(20,045)	(38,712)	269,728	369,882
JP3	204,338	57,635	8,600	80,203	(21,012)	73,916	(17,139)	(7,416)	174,787	204,338
LA1	1,808,298	982,146	40,019	268,994	1,042,543	676,017	(184,210)	(118,859)	2,706,650	1,808,298
LA2 (b)	-	-	1,110	-	529,133	-	(13,715)	-	516,528	-
CAS	1,155,804	500,296	15,794	209,319	(203,729)	491,508	(76,433)	(45,319)	891,436	1,155,804
EGS	2,187,292	804,467	51,516	699,417	(293,521)	794,145	(180,454)	(110,737)	1,764,833	2,187,292
GSS	1,227,270	807,566	20,639	177,842	329,835	326,815	(102,320)	(84,953)	1,475,424	1,227,270
HYS	1,315,170	554,000	31,617	159,538	159,781	661,073	(139,298)	(59,441)	1,367,270	1,315,170
MIS	1,995,550	554,180	44,065	637,658	(190,006)	904,961	(145,101)	(101,249)	1,704,508	1,995,550
MIT	1,675,934	629,184	19,191	438,091	(61,600)	670,537	(141,742)	(61,878)	1,491,783	1,675,934
NWD	671,408	99,212	12,750	285,208	(16,439)	311,865	(59,590)	(24,877)	608,129	671,408
TRS	695,493	211,045	42,867	190,114	464,478	319,325	(81,881)	(24,991)	1,120,957	695,493
UTS	1,524,307	552,461	25,179	395,763	(58,283)	632,921	(142,058)	(56,838)	1,349,145	1,524,307
OP1	1,389,035	388,617	51,268	137,068	(897,691)	937,955	(63,045)	(74,605)	479,567	1,389,035
OP2	398,444	108,852	4,732	110,320	(10,888)	205,341	(21,277)	(26,069)	371,011	398,444
OP3	477,890	88,598	13,764	45,717	(287,526)	368,233	(22,302)	(24,658)	181,826	477,890
OP4	275,375	196,817	1,504	34,992	14,157	55,964	(36,615)	(12,398)	254,421	275,375

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000

Futurity II Contracts - continued:
RX1 (b)	-	-	-	-	1,253	-	-	-	1,253	-
RX2 (b)	-	-	31	-	1,182	-	-	-	1,213	-
SC1	1,359,991	699,550	65,058	783,675	1,535,173	156,923	(657,478)	(280,157)	2,302,744	1,359,991
SC2	1,552,524	768,145	59,106	267,755	392,197	621,718	(143,148)	(105,094)	1,860,679	1,552,524
SC3	372,502	131,848	25,346	45,643	12,804	208,058	(38,195)	(13,047)	372,457	372,502
SC4	339,267	96,820	29,013	90,923	(147,137)	159,588	(42,162)	(8,064)	178,981	339,267
SC5	840,530	217,115	19,922	172,265	(127,262)	483,900	(88,209)	(32,750)	644,981	840,530
SC6	139,813	43,869	2,682	34,739	(19,176)	70,707	(9,877)	(9,502)	113,442	139,813
SC7 (a)	46,250	-	19,831	24,270	149,643	23,298	(45,788)	(1,318)	169,936	46,250
SC8 (a)	61,506	-	1,117	3,935	5,565	58,676	(4,585)	(1,105)	63,603	61,506
SC9 (b)	-	-	90	-	42,723	-	(2,929)	-	39,884	-
SCA (b)	-	-	3,363	-	65,603	-	(27,613)	-	41,353	-
SCB (b)	-	-	2,003	-	413,546	-	(24,190)	-	391,359	-
SCC (b)	-	-	-	-	21,172	-	(509)	-	20,663	-
SCD (b)	-	-	57	-	1,361	-	-	-	1,418	-
SCE (b)	-	-	-	-	901	-	-	-	901	-
SCF (b)	-	-	270	-	76,679	-	(3,637)	-	73,312	-
SCG (b)	-	-	34	-	9,760	-	(2,167)	-	7,627	-
SCH (b)	-	-	9,575	-	8,658	-	(59)	-	18,174	-
SCI (b)	-	-	2	-	59,427	-	(3,520)	-	55,909	-

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

	Units Outstanding Beginning of Year				Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
			Units Purchased
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Futurity Focus Contracts:
AIM1	65,636	13,617	649	52,911	(8,854)	4,571	(5,470)	(5,463)	51,961	65,636
AIM2	109,938	35,873	250	82,605	(1,906)	2,360	(6,638)	(10,900)	101,644	109,938
AIM3	127,601	54,107	40	79,759	2,774	(185)	(12,628)	(6,080)	117,787	127,601
AIM4	107,328	25,337	1,212	73,760	(14,317)	19,048	(10,220)	(10,817)	84,003	107,328
AL1	120,147	38,842	5,154	79,097	(5,873)	9,553	(7,187)	(7,345)	112,241	120,147
AL2	100,057	32,436	3,693	59,128	(13,165)	13,157	(6,482)	(4,664)	84,103	100,057
AL3	49,303	9,175	94	35,221	(4,708)	6,745	(3,180)	(1,838)	41,509	49,303
CS1	2,172	1,472	-	-	-	852	(114)	(152)	2,058	2,172
CS2	4,808	861	-	1,426	(1,127)	19,798	(2)	(17,277)	3,679	4,808
CS3	1,030	100	10,855	596	(11,064)	593	(303)	(259)	518	1,030
CS4	3,664	194	3,306	3,507	(744)	135	(306)	(172)	5,920	3,664
GS1	19,354	4,085	8	13,751	699	2,541	(2,813)	(1,023)	17,248	19,354
GS2	10,209	1,112	-	9,495	(1,773)	(61)	(1,619)	(337)	6,817	10,209
GS3	36,643	20,598	245	14,187	(1,918)	4,676	(3,879)	(2,818)	31,091	36,643
GS4	33,518	29,257	-	3,328	721	2,024	(1,958)	(1,091)	32,281	33,518
GS5	47,320	8,621	16,564	37,306	6,161	4,252	(4,746)	(2,859)	65,299	47,320
JP1	23,980	18,690	52	15,946	(1,150)	(7,984)	(2,347)	(2,672)	20,535	23,980
JP2	44,907	12,234	-	30,817	5,499	22,246	(3,997)	(20,390)	46,409	44,907
JP3	9,987	2,709	7,186	8,171	(4,098)	1,026	(549)	(1,919)	12,526	9,987
LA1	99,109	40,278	5,163	67,338	37,837	(3,216)	(6,147)	(5,291)	135,962	99,109
CAS	57,721	23,051	100	29,001	1,709	9,715	(5,073)	(4,046)	54,457	57,721
EGS	100,707	41,308	4,485	61,070	18,242	5,001	(9,259)	(6,672)	114,175	100,707
GSS	49,055	42,930	1,549	25,921	6,461	(17,094)	(2,329)	(2,702)	54,736	49,055
HYS	76,769	21,929	1,347	42,591	718	15,512	(6,272)	(3,263)	72,562	76,769
MIS	114,348	29,925	83	72,653	15,591	14,638	(8,850)	(2,868)	121,172	114,348
MIT	119,777	74,478	-	42,780	9,599	7,003	(11,172)	(4,484)	118,204	119,777
NWD	35,143	7,128	3,077	27,889	(5,470)	1,739	(1,497)	(1,613)	31,253	35,143
TRS	48,739	8,841	7,477	32,274	(4,977)	8,050	(6,243)	(426)	44,996	48,739
UTS	72,990	20,685	4,504	49,434	(163)	6,480	(4,685)	(3,609)	72,646	72,990
OP1	54,602	7,388	1,224	40,802	(20,768)	13,715	(5,522)	(7,303)	29,536	54,602
OP2	20,586	6,976	22	16,914	3,790	(2,572)	(1,691)	(732)	22,707	20,586
OP3	14,301	3,882	294	5,715	950	5,445	(1,137)	(741)	14,408	14,301
OP4	7,734	5,669	3,690	4,504	(312)	324	(488)	(2,763)	10,624	7,734
SC1	118,427	41,528	8,163	226,012	12,097	(126,759)	(52,630)	(22,354)	86,057	118,427
SC2	119,290	34,584	2,034	120,843	40,409	(11,131)	(13,620)	(25,006)	148,113	119,290
SC3	10,164	2,642	312	6,272	(1,202)	4,646	(1,461)	(3,396)	7,813	10,164
SC4	10,071	1,940	35	8,968	(1,397)	1,384	(1,554)	(2,221)	7,155	10,071
SC5	41,853	2,350	107	33,825	970	7,478	(5,045)	(1,800)	37,885	41,853
SC6	6,739	1,253	841	3,214	2,322	4,192	(1,259)	(1,920)	8,643	6,739
SC7 (a)	919	-	-	100	18,205	919	(892)	(100)	18,232	919
SC8 (a)	1,214	-	-	100	-	1,214	-	(100)	1,214	1,214
(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

Units Outstanding Beginning of Year					Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
			Units Purchased
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000

Futurity Accolade Contracts:
AIM1 - Lvl 1	364,264	27,793	36,499	384,905	27,682	(41,629)	(24,177)	(6,805)	404,268	364,264
AIM1 - Lvl 2 (a)	550,010	-	87,431	370,328	16,793	194,121	(62,148)	(14,439)	592,086	550,010
AIM1 - Lvl 3 (a)	442,625	-	165,220	447,558	(21,301)	3,892	(27,966)	(8,825)	558,578	442,625
AIM1 - Lvl 4 (a)	104,182	-	19,766	52,208	(36,271)	52,272	(3,204)	(298)	84,473	104,182
AIM2 - Lvl 1	374,178	71,866	72,671	498,034	8,725	(182,933)	(36,812)	(12,789)	418,762	374,178
AIM2 - Lvl 2 (a)	581,508	-	61,163	382,186	(19,572)	208,132	(38,422)	(8,810)	584,677	581,508
AIM2 - Lvl 3 (a)	455,997	-	94,198	460,124	(31,252)	3,685	(35,159)	(7,812)	483,784	455,997
AIM2 - Lvl 4 (a)	131,424	-	36,132	132,342	(11,210)	6,212	(16,096)	(7,130)	140,250	131,424
AIM3 - Lvl 1	329,965	41,234	74,416	461,456	(15,045)	(163,898)	(39,892)	(8,827)	349,444	329,965
AIM3 - Lvl 2 (a)	428,759	-	105,272	177,373	14,049	262,332	(37,374)	(10,946)	510,706	428,759
AIM3 - Lvl 3 (a)	332,258	-	94,812	316,038	(14,081)	23,698	(24,737)	(7,478)	388,252	332,258
AIM3 - Lvl 4 (a)	134,929	-	69,964	138,295	(30,175)	3,956	(5,538)	(7,322)	169,180	134,929
AIM4 - Lvl 1	517,391	40,021	97,411	687,396	(49,968)	(184,631)	(42,597)	(25,395)	522,237	517,391
AIM4 - Lvl 2 (a)	636,071	-	87,561	425,530	(44,014)	230,625	(27,568)	(20,084)	652,050	636,071
AIM4 - Lvl 3 (a)	456,696	-	155,129	433,543	(42,672)	25,592	(52,182)	(2,439)	516,971	456,696
AIM4 - Lvl 4 (a)	80,488	-	126,212	75,964	(14,646)	5,011	(11,000)	(487)	181,054	80,488
AIM5 - Lvl 1 (b)	-	-	18,772	-	2,920	-	(9)	-	21,683	-
AIM5 - Lvl 2 (b)	-	-	21,038	-	5,787	-	(159)	-	26,666	-
AIM5 - Lvl 3 (b)	-	-	23,972	-	7,943	-	(28)	-	31,887	-
AIM5 - Lvl 4 (b)	-	-	17,743	-	645	-	(1,463)	-	16,925	-
AL1 - Lvl 1	529,124	77,992	79,517	616,352	44,953	(155,985)	(58,392)	(9,235)	595,202	529,124
AL1 - Lvl 2 (a)	734,515	-	89,846	404,623	11,640	347,868	(47,276)	(17,976)	788,725	734,515
AL1 - Lvl 3 (a)	332,438	-	148,771	291,051	(8,996)	47,170	(37,715)	(5,783)	434,498	332,438
AL1 - Lvl 4 (a)	172,900	-	46,314	169,010	(55,579)	5,533	(13,671)	(1,643)	149,964	172,900
AL2 - Lvl 1	312,754	25,358	54,729	320,967	75,144	(20,799)	(19,641)	(12,772)	422,986	312,754
AL2 - Lvl 2 (a)	327,313	-	116,065	208,371	1,926	127,872	(63,442)	(8,930)	381,862	327,313
AL2 - Lvl 3 (a)	293,926	-	163,219	278,686	(9,969)	17,972	(17,655)	(2,732)	429,521	293,926
AL2 - Lvl 4 (a)	35,295	-	47,868	27,130	5,353	8,366	(2,918)	(201)	85,598	35,295
AL3 - Lvl 1	139,481	12,969	14,469	213,864	3,533	(80,683)	(20,500)	(6,669)	136,983	139,481
AL3 - Lvl 2 (a)	302,011	-	17,131	183,429	(4,075)	124,559	(25,001)	(5,977)	290,066	302,011
AL3 - Lvl 3 (a)	104,834	-	15,266	89,777	(3,840)	17,026	(7,525)	(1,969)	108,735	104,834
AL3 - Lvl 4 (a)	30,840	-	14,065	26,419	5,168	4,723	(2,108)	(302)	47,965	30,840
AN1 - Lvl 1 (b)	-	-	23,167	-	2,975	-	(1)	-	26,141	-
AN1 - Lvl 2 (b)	-	-	11,936	-	15,368	-	(164)	-	27,141	-
AN1 - Lvl 3 (b)	-	-	39,526	-	21,513	-	(258)	-	60,781	-
AN1 - Lvl 4 (b)	-	-	16,211	-	227	-	(314)	-	16,124	-
AN2 - Lvl 1 (b)	-	-	2,846	-	1,555	-	-	-	4,401	-
AN2 - Lvl 2 (b)	-	-	1,825	-	2,928	-	-	-	4,753	-
AN2 - Lvl 3 (b)	-	-	8,009	-	485	-	-	-	8,494	-
AN2 - Lvl 4 (b)	-	-	8,431	-	178	-	(370)	-	8,239	-
AN3 - Lvl 1 (b)	-	-	77,171	-	78,817	-	(2,867)	-	153,121	-
AN3 - Lvl 2 (b)	-	-	40,825	-	44,149	-	(1,312)	-	83,662	-
AN3 - Lvl 3 (b)	-	-	107,985	-	60,639	-	(170)	-	168,454	-
AN3 - Lvl 4 (b)	-	-	51,453	-	7,481	-	(463)	-	58,471	-
AN4 - Lvl 1 (b)	-	-	2,793	-	-	-	-	-	2,793	-
AN4 - Lvl 2 (b)	-	-	619	-	914	-	-	-	1,533	-

(a) For the period April 17, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

	Units Outstanding Beginning of Year				Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized	Units Outstanding End of Year
			Units Purchased
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000

Futurity Accolade Contracts - continued:
AN4 - Lvl 4 (b)	-	-	3,049	-	1,802	-	-	-	4,851	-
AN5 - Lvl 1 (b)	-	-	1,664	-	23,287	-	(253)	-	24,698	-
AN5 - Lvl 2 (b)	-	-	180	-	(2)	-	-	-	178	-
AN5 - Lvl 3 (b)	-	-	2,784	-	515	-	(28)	-	3,271	-
AN5 - Lvl 4 (b)	-	-	175	-	1	-	-	-	176	-
FL1 - Lvl 1 (b)	-	-	9,537	-	12,826	-	(64)	-	22,299	-
FL1 - Lvl 2 (b)	-	-	11,211	-	8,879	-	(319)	-	19,771	-
FL1 - Lvl 3 (b)	-	-	5,314	-	10,256	-	(31)	-	15,539	-
FL1 - Lvl 4 (b)	-	-	17,049	-	(586)	-	(1,005)	-	15,458	-
FL2 - Lvl 1 (b)	-	-	12,697	-	175,644	-	(790)	-	187,551	-
FL2 - Lvl 2 (b)	-	-	3,797	-	160,924	-	(655)	-	164,066	-
FL2 - Lvl 3 (b)	-	-	-	-	225,927	-	(291)	-	225,636	-
FL2 - Lvl 4 (b)	-	-	5,801	-	104,515	-	(166)	-	110,150	-
FL3 - Lvl 1 (b)	-	-	16,929	-	239,853	-	(837)	-	255,945	-
FL3 - Lvl 2 (b)	-	-	9,693	-	192,214	-	(466)	-	201,441	-
FL3 - Lvl 3 (b)	-	-	23,223	-	209,515	-	(272)	-	232,466	-
FL3 - Lvl 4 (b)	-	-	14,768	-	117,704	-	(306)	-	132,166	-
GS1 - Lvl 1	149,477	17,289	26,683	193,553	8,484	(58,585)	(14,205)	(2,780)	170,439	149,477
GS1 - Lvl 2 (a)	226,264	-	19,067	148,660	(8,560)	80,821	(12,050)	(3,217)	224,721	226,264
GS1 - Lvl 3 (a)	171,187	-	41,558	165,022	18,962	8,952	(10,066)	(2,787)	221,641	171,187
GS1 - Lvl 4 (a)	63,547	-	22,027	11,093	(52,424)	52,709	(3,758)	(255)	29,392	63,547
GS2 - Lvl 1	30,176	1,775	9,171	39,050	2,086	(8,288)	(2,434)	(2,361)	38,999	30,176
GS2 - Lvl 2 (a)	43,518	-	16,387	24,322	1,497	19,929	(1,161)	(733)	60,241	43,518
GS2 - Lvl 3 (a)	23,117	-	12,497	21,574	1,503	1,558	(204)	(15)	36,913	23,117
GS2 - Lvl 4 (a)	5,949	-	-	4,276	(794)	1,673	(1,650)	-	3,505	5,949
GS3 - Lvl 1	100,989	23,427	11,921	158,688	8,319	(74,744)	(5,433)	(6,382)	115,796	100,989
GS3 - Lvl 2 (a)	140,443	-	38,751	61,628	(7,953)	80,676	(3,758)	(1,861)	167,483	140,443
GS3 - Lvl 3 (a)	36,117	-	5,386	35,238	61,784	1,146	(1,669)	(267)	101,618	36,117
GS3 - Lvl 4 (a)	7,859	-	14,212	5,318	(1,451)	2,541	(181)	-	20,439	7,859
GS4 - Lvl 1	73,454	5,354	27,448	63,907	4,331	5,242	(12,649)	(1,049)	92,584	73,454
GS4 - Lvl 2 (a)	42,564	-	8,999	25,748	25,252	17,777	(3,244)	(961)	73,571	42,564
GS4 - Lvl 3 (a)	19,239	-	20,485	18,983	1,749	316	(835)	(60)	40,638	19,239
GS4 - Lvl 4 (a)	2,360	-	8,773	737	3,805	1,623	(9,024)	-	5,914	2,360
GS5 - Lvl 1	130,514	6,582	40,548	153,971	(30,665)	(27,589)	(7,212)	(2,450)	133,185	130,514
GS5 - Lvl 2 (a)	129,144	-	12,037	82,089	17,976	48,390	(9,601)	(1,335)	149,556	129,144
GS5 - Lvl 3 (a)	69,665	-	5,880	70,078	(11,600)	54	(4,793)	(467)	59,152	69,665
GS5 - Lvl 4 (a)	15,002	-	5	14,422	4,686	634	(6,150)	(54)	13,543	15,002
GS6 - Lvl 1 (b)	-	-	-	-	2,090	-	-	-	2,090	-
GS6 - Lvl 2 (b)	-	-	1,445	-	1,153	-	-	-	2,598	-
GS6 - Lvl 4 (b)	-	-	1,970	-	107	-	-	-	2,077	-
GS7 - Lvl 1 (b)	-	-	1,385	-	4,218	-	-	-	5,603	-
GS7 - Lvl 2 (b)	-	-	2,246	-	391	-	-	-	2,637	-
GS7 - Lvl 3 (b)	-	-	547	-	896	-	-	-	1,443	-
GS7 - Lvl 4 (b)	-	-	3,547	-	(227)	-	-	-	3,320	-
IV1 - Lvl 1 (b)	-	-	4,852	-	(643)	-	(48)	-	4,161	-
IV1 - Lvl 2 (b)	-	-	14,498	-	200	-	(307)	-	14,391	-

(a) For the period April 17, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

	Units Outstanding Beginning of Year				Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
			Units Purchased
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000

Futurity Accolade Contracts - continued:
IV1 - Lvl 3 (b)	-	-	22,528	-	4,000	-	(270)	-	26,258	-
IV1 - Lvl 4 (b)	-	-	2,089	-	3,454	-	-	-	5,543	-
IV2 - Lvl 1 (b)	-	-	5,417	-	2,041	-	(4,429)	-	3,029	-
IV2 - Lvl 2 (b)	-	-	164	-	15,246	-	(57)	-	15,353	-
IV2 - Lvl 3 (b)	-	-	-	-	2,897	-	-	-	2,897	-
IV2 - Lvl 4 (b)	-	-	2,208	-	95	-	(67)	-	2,236	-
JP1 - Lvl 1	83,819	6,455	27,300	122,654	(6,043)	(44,441)	(5,619)	(849)	99,457	83,819
JP1 - Lvl 2 (a)	106,686	-	3,210	45,596	5,637	63,599	(4,113)	(2,509)	111,420	106,686
JP1 - Lvl 3 (a)	25,548	-	4,379	20,600	5,485	5,028	(564)	(80)	34,848	25,548
JP1 - Lvl 4 (a)	88,970	-	16,785	33,821	131,959	55,786	(5,925)	(637)	231,789	88,970
JP2 - Lvl 1	76,078	10,730	20,760	115,636	1,752	(48,808)	(1,778)	(1,480)	96,812	76,078
JP2 - Lvl 2 (a)	108,428	-	8,821	54,796	3,901	55,339	(3,344)	(1,707)	117,806	108,428
JP2 - Lvl 3 (a)	56,808	-	4,037	54,589	791	2,947	(4,217)	(728)	57,419	56,808
JP2 - Lvl 4 (a)	6,326	-	4,928	3,432	(874)	2,974	(273)	(80)	10,107	6,326
JP3 - Lvl 1	57,006	5,598	2,685	91,043	(5,837)	(32,205)	(2,275)	(7,430)	51,579	57,006
JP3 - Lvl 2 (a)	84,735	-	16,265	69,594	1,205	15,587	(1,022)	(446)	101,183	84,735
JP3 - Lvl 3 (a)	24,022	-	26,777	21,960	(669)	2,062	(2,017)	-	48,113	24,022
JP3 - Lvl 4 (a)	3,823	-	22,837	3,388	(620)	462	(6,894)	(27)	19,146	3,823
LA1 - Lvl 1	245,260	55,559	93,420	305,748	263,955	(107,560)	(31,182)	(8,487)	571,453	245,260
LA1 - Lvl 2 (a)	284,240	-	133,212	152,102	290,288	135,337	(30,643)	(3,199)	677,097	284,240
LA1 - Lvl 3 (a)	222,884	-	234,104	169,888	232,765	54,674	(14,177)	(1,678)	675,576	222,884
LA1 - Lvl 4 (a)	52,597	-	121,902	54,625	302,077	(1,393)	(22,642)	(635)	453,934	52,597
LA2 - Lvl 1 (b)	-	-	25,593	-	120,249	-	(1,657)	-	144,185	-
LA2 - Lvl 2 (b)	-	-	23,248	-	84,701	-	(821)	-	107,128	-
LA2 - Lvl 3 (b)	-	-	31,576	-	81,095	-	(167)	-	112,504	-
LA2 - Lvl 4 (b)	-	-	23,581	-	51,577	-	(488)	-	74,670	-
LA3 - Lvl 1 (b)	-	-	49	-	2,030	-	-	-	2,079	-
LA3 - Lvl 3 (b)	-	-	-	-	228	-	(12)	-	216	-
LA3 - Lvl 4 (b)	-	-	-	-	387	-	-	-	387	-
CAS - Lvl 1	238,596	4,427	21,598	230,290	(53,917)	6,298	(15,239)	(2,419)	191,038	238,596
CAS - Lvl 2 (a)	194,014	-	49,619	138,395	(14,019)	64,670	(18,547)	(9,051)	211,067	194,014
CAS - Lvl 3 (a)	169,686	-	61,450	166,218	(10,517)	6,385	(21,961)	(2,917)	198,658	169,686
CAS - Lvl 4 (a)	100,298	-	1,803	106,422	(77,310)	367	(416)	(6,491)	24,375	100,298
EGS - Lvl 1	522,988	58,261	76,501	580,856	(42,381)	(104,531)	(35,252)	(11,598)	521,856	522,988
EGS - Lvl 2 (a)	771,453	-	66,001	605,300	(21,654)	194,132	(67,835)	(27,979)	747,965	771,453
EGS - Lvl 3 (a)	325,836	-	156,868	309,716	32,041	19,143	(51,723)	(3,023)	463,022	325,836
EGS - Lvl 4 (a)	101,507	-	27,953	100,057	(62,276)	1,975	(15,162)	(525)	52,022	101,507
GSS - Lvl 1	160,555	11,012	55,698	166,085	67,024	(2,153)	(11,722)	(14,389)	271,555	160,555
GSS - Lvl 2 (a)	134,222	-	45,228	142,834	134,083	(3,346)	(11,928)	(5,266)	301,605	134,222
GSS - Lvl 3 (a)	67,329	-	48,392	77,655	72,543	(9,690)	(6,116)	(636)	182,148	67,329
GSS - Lvl 4 (a)	23,747	-	10,884	15,993	4,332	7,757	(5,652)	(3)	33,311	23,747
HYS - Lvl 1	265,229	44,229	78,405	252,559	(11,916)	(22,666)	(29,141)	(8,893)	302,577	265,229
HYS - Lvl 2 (a)	284,517	-	53,178	241,958	6,954	45,044	(14,418)	(2,485)	330,231	284,517
HYS - Lvl 3 (a)	127,183	-	62,968	79,320	(4,210)	48,290	(7,402)	(427)	178,539	127,183
HYS - Lvl 4 (a)	20,629	-	26,624	16,658	3,997	4,084	(3,836)	(113)	47,414	20,629

(a) For the period April 17, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

Units Outstanding Beginning of Year					Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
			Units Purchased
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Futurity Accolade Contracts - continued:
M1A - Lvl 1 (c)	-	-	6,837	-	882	-	(202)	-	7,517	-
M1A - Lvl 2 (c)	-	-	2,303	-	(530)	-	-	-	1,773	-
M1A - Lvl 3 (c)	-	-	-	-	1,025	-	-	-	1,025	-
M1A - Lvl 4 (c)	-	-	20,421	-	(15,273)	-	(113)	-	5,035	-
M1B - Lvl 1 (c)	-	-	26,300	-	113	-	(8)	-	26,405	-
M1B - Lvl 2 (c)	-	-	3,623	-	855	-	-	-	4,478	-
M1B - Lvl 3 (c)	-	-	3,979	-	902	-	-	-	4,881	-
M1B - Lvl 4 (c)	-	-	3,002	-	1,090	-	(10)	-	4,082	-
MFC - Lvl 1 (c)	-	-	26,188	-	(11,323)	-	(23)	-	14,842	-
MFC - Lvl 2 (c)	-	-	9,146	-	636	-	(7)	-	9,775	-
MFC - Lvl 3 (c)	-	-	14,940	-	2,103	-	(36)	-	17,007	-
MFC - Lvl 4 (c)	-	-	51,304	-	(2,243)	-	(187)	-	48,874	-
MFD - Lvl 1 (c)	-	-	1,419	-	363	-	-	-	1,782	-
MFD - Lvl 2 (c)	-	-	106	-	-	-	-	-	106	-
MFD - Lvl 4 (c)	-	-	1,651	-	(1,651)	-	-	-	-	-
MFE - Lvl 1 (c)	-	-	3,746	-	(5)	-	-	-	3,741	-
MFE - Lvl 2 (c)	-	-	16,093	-	205	-	-	-	16,298	-
MFE - Lvl 3 (c)	-	-	1,573	-	2,576	-	-	-	4,149	-
MFE - Lvl 4 (c)	-	-	17,856	-	2,634	-	-	-	20,490	-
MFF - Lvl 1 (c)	-	-	23,291	-	2,261	-	-	-	25,552	-
MFF - Lvl 2 (c)	-	-	1,988	-	(1,430)	-	-	-	558	-
MFF - Lvl 4 (c)	-	-	12,001	-	(9,251)	-	(222)	-	2,528	-
MFJ - Lvl 1 (c)	-	-	33,096	-	4,342	-	-	-	37,438	-
MFJ - Lvl 2 (c)	-	-	22,431	-	7,589	-	(125)	-	29,895	-
MFJ - Lvl 3 (c)	-	-	50,221	-	3,762	-	(658)	-	53,325	-
MFJ - Lvl 4 (c)	-	-	52,469	-	1,151	-	(51)	-	53,569	-
MFK - Lvl 1 (c)	-	-	13,129	-	(3,311)	-	(35)	-	9,783	-
MFK - Lvl 2 (c)	-	-	43,906	-	1,035	-	(304)	-	44,637	-
MFK - Lvl 3 (c)	-	-	29,116	-	4,892	-	(95)	-	33,913	-
MFK - Lvl 4 (c)	-	-	22,230	-	2,189	-	(47)	-	24,372	-
MFL - Lvl 1 (c)	-	-	9,856	-	2,292	-	-	-	12,148	-
MFL - Lvl 2 (c)	-	-	4,834	-	-	-	-	-	4,834	-
MFL - Lvl 3 (c)	-	-	47,010	-	3,897	-	(87)	-	50,820	-
MFL - Lvl 4 (c)	-	-	9,162	-	52	-	(489)	-	8,725	-
MIS - Lvl 1	370,902	55,773	85,112	413,749	(39,561)	(93,809)	(23,491)	(4,811)	392,962	370,902
MIS - Lvl 2 (a)	567,284	-	101,813	322,027	(31,795)	250,763	(39,377)	(5,506)	597,925	567,284
MIS - Lvl 3 (a)	341,676	-	184,818	347,555	24,017	5,446	(32,224)	(11,325)	518,287	341,676
MIS - Lvl 4 (a)	52,190	-	65,013	43,711	14,997	8,950	(13,979)	(471)	118,221	52,190
MIT - Lvl 1	245,729	48,386	92,382	349,038	1,595	(146,064)	(24,320)	(5,631)	315,386	245,729
MIT - Lvl 2 (a)	350,699	-	103,589	169,697	4,540	188,478	(65,240)	(7,476)	393,588	350,699
MIT - Lvl 3 (a)	217,156	-	136,867	184,679	50,574	39,184	(26,738)	(6,707)	377,859	217,156
MIT - Lvl 4 (a)	28,221	-	47,827	25,345	7,708	3,215	(3,791)	(339)	79,965	28,221
NWD - Lvl 1	212,082	18,482	34,106	205,952	(54,268)	(3,907)	(11,963)	(8,445)	179,957	212,082
NWD - Lvl 2 (a)	280,751	-	49,791	149,393	(28,501)	133,704	(28,985)	(2,346)	273,056	280,751
NWD - Lvl 3 (a)	140,805	-	55,156	123,306	17,073	18,193	(15,343)	(694)	197,691	140,805

(a) For the period April 17, 2000 (commencement of operations) through December 31, 2000.

(c) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

Units Outstanding Beginning of Year					Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
			Units Purchased
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Futurity Accolade Contracts - continued:
NWD - Lvl 4 (a)	29,127	-	15,800	26,348	(8,978)	2,915	(1,790)	(136)	34,159	29,127
TRS - Lvl 1	194,480	42,271	93,410	202,930	37,461	(41,654)	(20,556)	(9,067)	304,795	194,480
TRS - Lvl 2 (a)	172,612	-	185,803	124,774	128,739	49,685	(23,956)	(1,847)	463,198	172,612
TRS - Lvl 3 (a)	65,962	-	136,008	44,887	70,446	22,237	(18,831)	(1,162)	253,585	65,962
TRS - Lvl 4 (a)	3,383	-	61,983	3,383	7,587	-	(228)	-	72,725	3,383
UTS - Lvl 1	301,219	49,859	73,290	295,382	(28,581)	(33,921)	(20,381)	(10,101)	325,547	301,219
UTS - Lvl 2 (a)	392,655	-	109,906	234,454	50,620	168,281	(63,833)	(10,080)	489,348	392,655
UTS - Lvl 3 (a)	190,233	-	47,263	182,839	11,345	8,462	(13,690)	(1,068)	235,151	190,233
UTS - Lvl 4 (a)	92,707	-	18,597	98,944	(18,427)	300	(3,940)	(6,537)	88,937	92,707
OP1 - Lvl 1	27,408	102	527	81,175	(6,598)	(42,385)	(1,529)	(11,484)	19,808	27,408
OP1 - Lvl 2 (a)	6,988	-	6,239	34,362	768	(24,335)	(715)	(3,039)	13,280	6,988
OP1 - Lvl 3 (a)	20,021	-	334	46,662	(5,083)	(26,275)	(875)	(366)	14,397	20,021
OP1 - Lvl 4 (a)	7,891	-	-	7,314	(996)	577	(2)	-	6,893	7,891
OP2 - Lvl 1	94,315	19,070	455	109,979	(5,744)	(32,483)	(8,144)	(2,251)	80,882	94,315
OP2 - Lvl 2 (a)	100,792	-	3,633	67,316	(5,569)	34,041	(6,460)	(565)	92,396	100,792
OP2 - Lvl 3 (a)	54,596	-	390	45,014	5,016	9,676	(243)	(94)	59,759	54,596
OP2 - Lvl 4 (a)	6,218	-	-	2,685	458	3,617	(284)	(84)	6,392	6,218
OP3 - Lvl 1	9,783	102	5,997	8,848	3,616	979	(1,480)	(146)	17,916	9,783
OP3 - Lvl 2 (a)	27,009	-	3,980	26,626	16,744	405	(881)	(22)	46,852	27,009
OP3 - Lvl 3 (a)	2,008	-	194	2,342	4,072	(334)	(3)	-	6,271	2,008
OP3 - Lvl 4 (a)	7,179	-	-	5,736	(1,332)	1,518	(192)	(75)	5,655	7,179
OP4 - Lvl 1	25,564	25,785	8,512	6,604	(5,685)	(5,242)	(1,979)	(1,583)	26,412	25,564
OP4 - Lvl 2 (a)	13,806	-	-	8,190	695	5,616	(1,885)	-	12,616	13,806
OP4 - Lvl 3 (a)	2,510	-	-	2,510	(2,510)	-	-	-	-	2,510
OP4 - Lvl 4 (a)	-	-	-	-	174	-	-	-	174	-
RX1 - Lvl 1 (b)	-	-	3	-	13	-	-	-	16	-
RX1 - Lvl 2 (b)	-	-	241	-	1,436	-	(1)	-	1,676	-
RX1 - Lvl 3 (b)	-	-	1,228	-	712	-	-	-	1,940	-
RX1 - Lvl 4 (b)	-	-	2,383	-	29	-	-	-	2,412	-
RX2 - Lvl 1 (b)	-	-	104	-	6,994	-	(125)	-	6,973	-
RX2 - Lvl 2 (b)	-	-	11,162	-	206	-	(286)	-	11,082	-
RX2 - Lvl 3 (b)	-	-	21,912	-	831	-	(379)	-	22,364	-
RX2 - Lvl 4 (b)	-	-	5,129	-	24	-	-	-	5,153	-
SC1 - Lvl 1	801,538	366,623	700,856	1,884,546	(110,796)	(1,389,897)	(158,369)	(59,734)	1,233,229	801,538
SC1 - Lvl 2 (a)	533,464	-	1,751,322	582,961	(196,304)	(35,608)	(146,406)	(13,889)	1,942,076	533,464
SC1 - Lvl 3 (a)	373,023	-	655,403	462,823	(60,600)	(80,601)	(166,602)	(9,199)	801,224	373,023
SC1 - Lvl 4 (a)	-	-	226,385	36,390	(89,766)	(33,178)	(22,715)	(3,212)	113,904	-
SC2 - Lvl 1	268,500	11,553	167,233	336,348	172,683	(65,866)	(27,381)	(13,535)	581,035	268,500
SC2 - Lvl 2 (a)	253,362	-	109,299	162,031	204,548	104,484	(14,463)	(13,153)	552,746	253,362
SC2 - Lvl 3 (a)	225,602	-	120,076	202,687	118,908	26,196	(14,523)	(3,281)	450,063	225,602
SC2 - Lvl 4 (a)	43,542	-	123,580	47,938	116,286	(3,798)	(10,589)	(598)	272,819	43,542
SC3 - Lvl 1	103,314	2,281	52,085	77,499	(24,004)	27,885	(33,691)	(4,351)	97,704	103,314
SC3 - Lvl 2 (a)	45,667	-	24,727	33,412	11,437	16,405	(1,611)	(4,150)	80,220	45,667
SC3 - Lvl 3 (a)	147,600	-	34,622	151,124	(102,212)	(3,380)	(3,467)	(144)	76,543	147,600
SC3 - Lvl 4 (a)	9,310	-	36,867	5,264	(2,588)	4,057	(392)	(11)	43,197	9,310

(a) For the period April 17, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity
Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

Units Outstanding Beginning of Year					Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
			Units Purchased
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Futurity Accolade Contracts - continued:
SC4 - Lvl 1	110,471	9,027	54,964	100,921	(113,721)	1,749	(7,638)	(1,226)	44,076	110,471
SC4 - Lvl 2 (a)	139,242	-	28,500	66,927	(40,046)	75,614	(4,518)	(3,299)	123,178	139,242
SC4 - Lvl 3 (a)	121,646	-	111,293	96,626	(79,906)	25,755	(9,930)	(735)	143,103	121,646
SC4 - Lvl 4 (a)	67,223	-	57,400	18,870	(97,559)	48,551	(3,141)	(198)	23,923	67,223
SC5 - Lvl 1	243,919	17,878	83,005	225,066	(42,962)	15,443	(32,370)	(14,468)	251,592	243,919
SC5 - Lvl 2 (a)	287,334	-	113,589	173,246	39,621	117,103	(22,194)	(3,015)	418,350	287,334
SC5 - Lvl 3 (a)	186,213	-	121,935	162,796	(40,402)	24,185	(9,101)	(768)	258,645	186,213
SC5 - Lvl 4 (a)	46,440	-	76,339	34,228	27,823	12,463	(4,376)	(251)	146,226	46,440
SC6 - Lvl 1	4,159	394	868	10,717	1,634	(6,699)	(108)	(253)	6,553	4,159
SC6 - Lvl 2 (a)	30,675	-	5,614	23,062	(2,702)	7,741	(840)	(128)	32,747	30,675
SC6 - Lvl 3 (a)	24,313	-	5,607	24,998	5,127	(485)	(816)	(200)	34,231	24,313
SC6 - Lvl 4 (a)	207	-	10,731	-	(655)	207	(1,052)	-	9,231	207
SC7 - Lvl 1 (d)	130,722	-	148,525	62,467	(107,682)	69,244	(17,935)	(989)	153,630	130,722
SC7 - Lvl 2 (d)	124,165	-	108,493	49,885	(12,318)	76,279	(3,183)	(1,999)	217,157	124,165
SC7 - Lvl 3 (d)	163,236	-	177,354	134,176	(76,123)	29,644	(9,093)	(584)	255,374	163,236
SC7 - Lvl 4 (d)	19,626	-	151,391	18,209	(70,077)	1,423	(1,875)	(6)	99,065	19,626
SC8 - Lvl 1 (d)	12,214	-	38,130	122	1,891	12,228	(1,504)	(136)	50,731	12,214
SC8 - Lvl 2 (d)	20,424	-	17,556	2,422	11,418	18,958	(31)	(956)	49,367	20,424
SC8 - Lvl 3 (d)	11,953	-	23,287	11,621	6,453	445	(3,383)	(113)	38,310	11,953
SC8 - Lvl 4 (d)	23,603	-	20,676	23,603	4,888	-	(246)	-	48,921	23,603
SC9 - Lvl 1 (d)	728	-	19,971	828	19,386	-	(13,980)	(100)	26,105	728
SC9 - Lvl 2 (d)	2,013	-	9,578	2,234	19,887	(221)	(91)	-	31,387	2,013
SC9 - Lvl 3 (d)	2,629	-	10,769	1,994	26,354	635	(1,381)	-	38,371	2,629
SC9 - Lvl 4 (d)	3,293	-	5,665	-	5,339	3,293	(218)	-	14,079	3,293
SCA - Lvl 1 (d)	137,558	-	33,356	67,792	(55,917)	70,821	(18,332)	(1,055)	96,665	137,558
SCA - Lvl 2 (d)	87,394	-	52,737	33,056	(60,998)	54,559	(2,422)	(221)	76,711	87,394
SCA - Lvl 3 (d)	59,692	-	49,738	42,738	(47,946)	17,177	(2,077)	(223)	59,407	59,692
SCA - Lvl 4 (d)	18,407	-	59,976	15,043	(44,860)	3,398	(879)	(34)	32,644	18,407
SCB - Lvl 1 (d)	96,343	-	33,393	19,504	22,254	77,332	(26,092)	(493)	125,898	96,343
SCB - Lvl 2 (d)	33,739	-	19,621	11,025	15,173	22,818	(837)	(104)	67,696	33,739
SCB - Lvl 3 (d)	34,600	-	31,449	25,839	10,455	8,904	(2,361)	(143)	74,143	34,600
SCB - Lvl 4 (d)	9,272	-	40,020	6,428	14,403	2,854	(1,199)	(10)	62,496	9,272
SCC - Lvl 1 (d)	-	-	3,548	100	(633)	-	(84)	(100)	2,831	-
SCC - Lvl 2 (d)	747	-	35,469	747	13,684	-	(924)	-	48,976	747
SCC - Lvl 3 (d)	-	-	14,161	-	467	-	(15)	-	14,613	-
SCC - Lvl 4 (d)	-	-	13,859	-	114	-	-	-	13,973	-
SCD - Lvl 1 (b)	-	-	47	-	331	-	-	-	378	-
SCD - Lvl 2 (b)	-	-	2,185	-	1,403	-	(23)	-	3,565	-
SCD - Lvl 3 (b)	-	-	5,970	-	7,059	-	(32)	-	12,997	-
SCD - Lvl 4 (b)	-	-	6,959	-	35	-	-	-	6,994	-
SCE - Lvl 3 (b)	-	-	1,440	-	2,949	-	(1)	-	4,388	-
SCE - Lvl 4 (b)	-	-	14,943	-	4,807	-	(677)	-	19,073	-
SCF - Lvl 1 (b)	-	-	6,751	-	15,103	-	(214)	-	21,640	-
SCF - Lvl 2 (b)	-	-	7,351	-	4,069	-	(17)	-	11,403	-
SCF - Lvl 3 (b)	-	-	6,073	-	10,823	-	(25)	-	16,871	-

(a) For the period April 17, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Accolade Contracts - continued:
SCF - Lvl 4 (b)	-	-	16,802	-	6,394	-	(368)	-	22,828	-
SCG - Lvl 1 (b)	-	-	924	-	6,201	-	(47)	-	7,078	-
SCG - Lvl 2 (b)	-	-	4,006	-	33	-	-	-	4,039	-
SCG - Lvl 3 (b)	-	-	2,884	-	2,586	-	(26)	-	5,444	-
SCG - Lvl 4 (b)	-	-	6,379	-	(582)	-	(1,369)	-	4,428	-
SCH - Lvl 1 (b)	-	-	2,316	-	8,616	-	-	-	10,932	-
SCH - Lvl 2 (b)	-	-	1,808	-	610	-	(89)	-	2,329	-
SCH - Lvl 3 (b)	-	-	4,487	-	3,453	-	(29)	-	7,911	-
SCH - Lvl 4 (b)	-	-	3,066	-	2,309	-	(46)	-	5,329	-
SCI - Lvl 1 (b)	-	-	4,122	-	12,757	-	(128)	-	16,751	-
SCI - Lvl 2 (b)	-	-	1,437	-	31,852	-	(474)	-	32,815	-
SCI - Lvl 3 (b)	-	-	11,971	-	3,039	-	(80)	-	14,930	-
SCI - Lvl 4 (b)	-	-	19,689	-	97	-	(296)	-	19,490	-
(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Futurity Focus II Contracts:
AIM1 - Lvl 3 (a)	19,033	-	57,948	13,231	5,973	5,995	(2,199)	(193)	80,755	19,033
AIM1 - Lvl 4 (a)	20,467	-	46,118	20,497	1,108	-	(5,134)	(30)	62,559	20,467
AIM1 - Lvl 5 (a)	49,461	-	28,132	48,607	1,803	1,054	(4,221)	(200)	75,175	49,461
AIM1 - Lvl 6 (a)	651	-	19,038	667	5,554	-	(2,804)	(16)	22,439	651
AIM2 - Lvl 3 (a)	23,682	-	60,387	19,899	(2,152)	4,096	(4,261)	(313)	77,656	23,682
AIM2 - Lvl 4 (a)	39,136	-	62,765	39,399	966	31	(3,537)	(294)	99,330	39,136
AIM2 - Lvl 5 (a)	30,284	-	62,648	29,739	4,155	599	(7,987)	(54)	89,100	30,284
AIM2 - Lvl 6 (a)	2,647	-	4,283	1,965	(338)	700	(281)	(18)	6,311	2,647
AIM3 - Lvl 3 (a)	34,921	-	59,049	35,057	526	-	(5,893)	(136)	88,603	34,921
AIM3 - Lvl 4 (a)	21,067	-	37,519	21,121	11,009	29	(3,351)	(83)	66,244	21,067
AIM3 - Lvl 5 (a)	19,046	-	49,799	19,004	2,586	94	(1,130)	(52)	70,301	19,046
AIM3 - Lvl 6 (a)	623	-	13,848	-	1,691	623	(170)	-	15,992	623
AIM4 - Lvl 3 (a)	35,001	-	72,398	36,125	41,497	(819)	(13,778)	(305)	135,118	35,001
AIM4 - Lvl 4 (a)	39,366	-	93,745	40,383	99,497	(707)	(9,149)	(310)	223,459	39,366
AIM4 - Lvl 5 (a)	33,055	-	72,463	31,119	2,189	2,019	(1,886)	(83)	105,821	33,055
AIM4 - Lvl 6 (a)	962	-	15,474	327	(5,928)	643	(313)	(8)	10,195	962
AIM5 - Lvl 1 (b)	-	-	12,557	-	-	-	-	-	12,557	-
AIM5 - Lvl 3 (b)	-	-	19,509	-	946	-	(56)	-	20,399	-
AIM5 - Lvl 4 (b)	-	-	4,945	-	15	-	-	-	4,960	-
AIM5 - Lvl 5 (b)	-	-	7,690	-	-	-	(147)	-	7,543	-
AIM5 - Lvl 6 (b)	-	-	13,809	-	1,765	-	(16)	-	15,558	-
AL1 - Lvl 3 (a)	4,172	-	61,055	5,675	29,602	(1,373)	(1,188)	(130)	93,641	4,172
AL1 - Lvl 4 (a)	7,657	-	14,446	7,714	1,356	-	(614)	(57)	22,845	7,657
AL1 - Lvl 5 (a)	16,582	-	32,061	16,548	3,756	51	(811)	(17)	51,588	16,582
AL1 - Lvl 6 (a)	1,264	-	18,160	651	11,229	629	(531)	(16)	30,122	1,264
AL2 - Lvl 1 (a)	-	-	12,421	-	-	-	-	-	12,421	-
AL2 - Lvl 3 (a)	43,701	-	26,368	40,416	(4,351)	3,445	(4,953)	(160)	60,765	43,701
AL2 - Lvl 4 (a)	23,272	-	26,680	23,492	33,307	(220)	(13,835)	-	69,424	23,272
AL2 - Lvl 5 (a)	12,709	-	25,407	12,820	6,929	(111)	(381)	-	44,664	12,709
AL2 - Lvl 6 (a)	284	-	31,107	-	5,937	284	(3,029)	-	34,299	284
AL3 - Lvl 1 (a)	-	-	9,522	-	-	-	-	-	9,522	-
AL3 - Lvl 3 (a)	639	-	14,581	689	1,373	50	(139)	(100)	16,454	639
AL3 - Lvl 4 (a)	4,184	-	3,236	4,184	-	-	(158)	-	7,262	4,184
AL3 - Lvl 5 (a)	5,985	-	7,270	5,985	389	-	(3)	-	13,641	5,985
AN1 - Lvl 1 (b)	-	-	14,109	-	-	-	-	-	14,109	-
AN1 - Lvl 3 (b)	-	-	12,397	-	1,026	-	-	-	13,423	-
AN1 - Lvl 4 (b)	-	-	10,234	-	-	-	(180)	-	10,054	-
AN1 - Lvl 5 (b)	-	-	17,705	-	(3,468)	-	(1,027)	-	13,210	-
AN1 - Lvl 6 (b)	-	-	15,359	-	(199)	-	-	-	15,160	-
AN2 - Lvl 3 (b)	-	-	10,442	-	593	-	-	-	11,035	-
AN2 - Lvl 4 (b)	-	-	10,417	-	860	-	-	-	11,277	-
AN2 - Lvl 5 (b)	-	-	6,917	-	1,084	-	(1,476)	-	6,525	-
AN2 - Lvl 6 (b)	-	-	1,255	-	(89)	-	(11)	-	1,155	-
AN3 - Lvl 3 (b)	-	-	24,408	-	6,139	-	(238)	-	30,309	-
AN3 - Lvl 4 (b)	-	-	14,229	-	9,186	-	(611)	-	22,804	-
AN3 - Lvl 5 (b)	-	-	28,974	-	13,178	-	(1,533)	-	40,619	-

(a)  For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b)  For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Focus II Contracts - continued:
AN3 - Lvl 6 (b)	-	-	23,535	-	12,151	-	(118)	-	35,568	-
AN4 - Lvl 3 (b)	-	-	1,003	-	430	-	-	-	1,433	-
AN4 - Lvl 5 (b)	-	-	1,971	-	1,841	-	(560)	-	3,252	-
AN5 - Lvl 4 (b)	-	-	1,992	-	-	-	(96)	-	1,896	-
AN5 - Lvl 6 (b)	-	-	338	-	3	-	-	-	341	-
FL1 - Lvl 3 (b) .	-	-	15,740	-	110	-	(42)	-	15,808	-
FL1 - Lvl 4 (b) .	-	-	11,452	-	-	-	(15)	-	11,437	-
FL1 - Lvl 5 (b) .	-	-	5,313	-	978	-	(66)	-	6,225	-
FL1 - Lvl 6 (b) .	-	-	3,218	-	873	-	-	-	4,091	-
FL2 - Lvl 1 (b) .	-	-	5,533	-	-	-	-	-	5,533	-
FL2 - Lvl 3 (b) .	-	-	2,368	-	75,964	-	(339)	-	77,993	-
FL2 - Lvl 4 (b) .	-	-	8,080	-	26,345	-	(462)	-	33,963	-
FL2 - Lvl 5 (b) .	-	-	5,983	-	38,391	-	(246)	-	44,128	-
FL2 - Lvl 6 (b) .	-	-	2,763	-	18,994	-	(7)	-	21,750	-
FL3 - Lvl 3 (b) .	-	-	9,789	-	78,805	-	(123)	-	88,471	-
FL3 - Lvl 4 (b) .	-	-	1,236	-	93,766	-	(461)	-	94,541	-
FL3 - Lvl 5 (b) .	-	-	4,062	-	38,628	-	(382)	-	42,308	-
FL3 - Lvl 6 (b) .	-	-	1,909	-	15,125	-	(5)	-	17,029	-
GS1 - Lvl 3 (a)	1,316	-	4,783	100	9,717	1,316	-	(100)	15,816	1,316
GS1 - Lvl 4 (a)	973	-	21,406	973	3,621	-	(573)	-	25,427	973
GS1 - Lvl 5 (a)	1,615	-	30,983	1,587	19,257	28	(199)	-	51,656	1,615
GS1 - Lvl 6 (a)	-	-	2,386	-	2,693	-	(2,718)	-	2,361	-
GS2 - Lvl 3 (a)	942	-	7,707	1,042	1,973	-	(213)	(100)	10,409	942
GS2 - Lvl 4 (a)	2,231	-	3,614	2,329	1,914	-	(2,231)	(98)	5,528	2,231
GS2 - Lvl 5 (a)	632	-	7,866	632	4,142	-	(1)	-	12,639	632
GS3 - Lvl 3 (a)	1,227	-	6,396	645	3,761	682	(56)	(100)	11,328	1,227
GS3 - Lvl 4 (a)	1,690	-	13,900	1,690	(38)	-	(42)	-	15,510	1,690
GS3 - Lvl 5 (a)	-	-	8,469	-	(75)	-	(86)	-	8,308	-
GS3 - Lvl 6 (a)	-	-	839	-	(107)	-	(15)	-	717	-
GS4 - Lvl 3 (a)	5,495	-	5,245	5,595	-	-	-	(100)	10,740	5,495
GS4 - Lvl 4 (a)	931	-	2,797	931	(5)	-	(82)	-	3,641	931
GS4 - Lvl 5 (a)	-	-	15,838	-	-	-	-	-	15,838	-
GS5 - Lvl 3 (a)	3,059	-	19,541	3,159	(3,582)	-	(983)	(100)	18,035	3,059
GS5 - Lvl 4 (a)	7,107	-	17,095	7,162	1,976	-	(286)	(55)	25,892	7,107
GS5 - Lvl 5 (a)	6,111	-	2,340	6,111	31	-	(5)	-	8,477	6,111
GS5 - Lvl 6 (a)	299	-	2,048	-	7,028	299	(2,244)	-	7,131	299
GS6 - Lvl 3 (b)	-	-	188	-	-	-	-	-	188	-
GS6 - Lvl 4 (b)	-	-	512	-	-	-	-	-	512	-
GS7 - Lvl 3 (b)	-	-	323	-	-	-	-	-	323	-
GS7 - Lvl 4 (b)	-	-	460	-	255	-	-	-	715	-
GS7 - Lvl 6 (b)	-	-	8,089	-	-	-	-	-	8,089	-
IV1 - Lvl 3 (b) .	-	-	401	-	691	-	-	-	1,092	-
IV1 - Lvl 4 (b) .	-	-	534	-	-	-	-	-	534	-
IV1 - Lvl 5 (b) .	-	-	5,135	-	5,064	-	(82)	-	10,117	-
IV2 - Lvl 3 (b) .	-	-	2,084	-	10,470	-	(219)	-	12,335	-
IV2 - Lvl 4 (b) .	-	-	2,805	-	-	-	-	-	2,805	-

(a)  For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b)  For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Focus II Contracts - continued:
IV2 - Lvl 5 (b)	-	-	3,111	-	-	-	-	-	3,111	-
IV2 - Lvl 6 (b)	-	-	362	-	259	-	(13)	-	608	-
JP1 - Lvl 3 (a)	-	-	1,896	100	286	-	(286)	(100)	1,896	-
JP1 - Lvl 4 (a)	-	-	3,563	-	(2)	-	(362)	-	3,199	-
JP1 - Lvl 5 (a)	5,189	-	4,093	5,189	14,796	-	(126)	-	23,952	5,189
JP1 - Lvl 6 (a)	5,271	-	2,481	4,985	19,220	286	(14)	-	26,958	5,271
JP2 - Lvl 3 (a)	3,573	-	18,838	4,413	1,676	(740)	(524)	(100)	23,563	3,573
JP2 - Lvl 4 (a)	746	-	17,501	746	691	-	(384)	-	18,554	746
JP2 - Lvl 5 (a)	-	-	3,129	-	5,291	-	-	-	8,420	-
JP3 - Lvl 3 (a)	8,958	-	1,148	9,909	273	(709)	(989)	(242)	9,390	8,958
JP3 - Lvl 4 (a)	-	-	5,045	-	5,014	-	(320)	-	9,739	-
JP3 - Lvl 5 (a)	520	-	938	520	(43)	-	(2)	-	1,413	520
LA1 - Lvl 3 (a)	1,348	-	80,576	1,496	91,019	-	(8,538)	(148)	164,405	1,348
LA1 - Lvl 4 (a)	7,187	-	29,925	7,187	112,039	-	(825)	-	148,326	7,187
LA1 - Lvl 5 (a)	10,161	-	43,875	10,263	50,738	46	(2,694)	(148)	102,080	10,161
LA1 - Lvl 6 (a)	1,126	-	38,837	658	28,770	474	(2,331)	(6)	66,402	1,126
LA2 - Lvl 1 (b)	-	-	10,072	-	-	-	-	-	10,072	-
LA2 - Lvl 3 (b)	-	-	15,056	-	30,253	-	(245)	-	45,064	-
LA2 - Lvl 4 (b)	-	-	6,423	-	31,966	-	(141)	-	38,248	-
LA2 - Lvl 5 (b)	-	-	16,547	-	18,181	-	(1,978)	-	32,750	-
LA2 - Lvl 6 (b)	-	-	11,048	-	6,627	-	(22)	-	17,653	-
LA3 - Lvl 3 (b)	-	-	-	-	112	-	-	-	112	-
LA3 - Lvl 6 (b)	-	-	2,939	-	52	-	-	-	2,991	-
CAS - Lvl 3 (a)	4,444	-	13,558	4,557	2,451	-	(814)	(113)	19,639	4,444
CAS - Lvl 4 (a)	8,012	-	12,881	8,100	3,722	(3)	(1,062)	(85)	23,553	8,012
CAS - Lvl 5 (a)	31,397	-	20,869	31,175	432	275	(852)	(53)	51,846	31,397
CAS - Lvl 6 (a)	638	-	2,323	654	-	-	(232)	(16)	2,729	638
EGS - Lvl 1 (a)	-	-	17,562	-	-	-	-	-	17,562	-
EGS - Lvl 3 (a)	12,704	-	60,786	12,383	20,519	434	(6,904)	(113)	87,105	12,704
EGS - Lvl 4 (a)	39,716	-	65,757	39,135	(29,744)	744	(12,614)	(163)	63,115	39,716
EGS - Lvl 5 (a)	26,653	-	25,958	25,929	(4,807)	775	(1,033)	(51)	46,771	26,653
EGS - Lvl 6 (a)	3,923	-	-	334	-	3,597	(123)	(8)	3,800	3,923
GSS - Lvl 1 (a)	-	-	8,152	-	-	-	-	-	8,152	-
GSS - Lvl 3 (a)	9,542	-	81,306	9,481	90,448	161	(6,517)	(100)	174,779	9,542
GSS - Lvl 4 (a)	564	-	34,552	564	5,793	-	(12,668)	-	28,241	564
GSS - Lvl 5 (a)	236	-	79,284	-	3,162	236	(586)	-	82,096	236
GSS - Lvl 6 (a)	-	-	46,201	-	(13,354)	-	(276)	-	32,571	-
HYS - Lvl 1 (a)	-	-	10,750	-	-	-	-	-	10,750	-
HYS - Lvl 3 (a)	13,536	-	61,308	11,243	28,248	2,393	(2,844)	(100)	100,248	13,536
HYS - Lvl 4 (a)	11,258	-	38,106	10,260	22,330	1,151	(1,790)	(153)	69,904	11,258
HYS - Lvl 5 (a)	10,690	-	34,175	8,247	8,049	2,496	(2,542)	(53)	50,372	10,690
HYS - Lvl 6 (a)	-	-	11,271	-	153	-	(57)	-	11,367	-
M1A - Lvl 3 (c)	-	-	5,562	-	(81)	-	-	-	5,481	-
M1A - Lvl 4 (c)	-	-	4,114	-	(894)	-	-	-	3,220	-
M1A - Lvl 5 (c)	-	-	3,778	-	(522)	-	(21)	-	3,235	-

(a)  For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b)  For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(c)  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Focus II Contracts - continued:
M1A - Lvl 6 (c)	-	-	2,719	-	2	-	(107)	-	2,614	-
M1B - Lvl 3 (c)	-	-	15,706	-	1,520	-	(6,318)	-	10,908	-
M1B - Lvl 4 (c)	-	-	14,766	-	255	-	-	-	15,021	-
M1B - Lvl 5 (c)	-	-	2,820	-	-	-	(52)	-	2,768	-
M1B - Lvl 6 (c)	-	-	5,702	-	4,299	-	(208)	-	9,793	-
MFC - Lvl 3 (c)	-	-	9,216	-	4,343	-	(54)	-	13,505	-
MFC - Lvl 4 (c)	-	-	3,153	-	510	-	-	-	3,663	-
MFC - Lvl 5 (c)	-	-	3,852	-	(442)	-	(61)	-	3,349	-
MFC - Lvl 6 (c)	-	-	7,795	-	1,688	-	-	-	9,483	-
MFD - Lvl 3 (c)	-	-	5,886	-	-	-	-	-	5,886	-
MFD - Lvl 5 (c)	-	-	932	-	-	-	-	-	932	-
MFE - Lvl 3 (c)	-	-	10,237	-	1,161	-	(53)	-	11,345	-
MFE - Lvl 4 (c)	-	-	543	-	-	-	-	-	543	-
MFE - Lvl 6 (c)	-	-	1,563	-	89	-	-	-	1,652	-
MFF - Lvl 3 (c)	-	-	9,210	-	(286)	-	-	-	8,924	-
MFF - Lvl 4 (c)	-	-	3,403	-	(289)	-	-	-	3,114	-
MFF - Lvl 5 (c)	-	-	2,169	-	-	-	-	-	2,169	-
MFF - Lvl 6 (c)	-	-	235	-	-	-	(110)	-	125	-
MFJ - Lvl 3 (c)	-	-	30,716	-	2,567	-	(390)	-	32,893	-
MFJ - Lvl 4 (c)	-	-	16,269	-	4,441	-	-	-	20,710	-
MFJ - Lvl 5 (c)	-	-	8,643	-	(4)	-	(61)	-	8,578	-
MFJ - Lvl 6 (c)	-	-	40,806	-	9,102	-	(2,069)	-	47,839	-
MFK - Lvl 3 (c)	-	-	24,448	-	(1,224)	-	(224)	-	23,000	-
MFK - Lvl 4 (c)	-	-	8,195	-	853	-	-	-	9,048	-
MFK - Lvl 5 (c)	-	-	125,569	-	-	-	(40)	-	125,529	-
MFK - Lvl 6 (c)	-	-	6,803	-	3,870	-	(230)	-	10,443	-
MFL - Lvl 3 (c)	-	-	22,396	-	(15)	-	(44)	-	22,337	-
MFL - Lvl 4 (c)	-	-	11,335	-	-	-	-	-	11,335	-
MFL - Lvl 6 (c)	-	-	4,438	-	203	-	(198)	-	4,443	-
MIS - Lvl 3 (a)	21,599	-	67,420	22,321	2,071	(103)	(5,850)	(619)	85,240	21,599
MIS - Lvl 4 (a)	26,970	-	46,623	26,888	(6,270)	163	(6,848)	(81)	60,475	26,970
MIS - Lvl 5 (a)	23,606	-	64,215	23,656	597	-	(960)	(50)	87,458	23,606
MIS - Lvl 6 (a)	5,907	-	6,567	894	13	5,035	(341)	(22)	12,146	5,907
MIT - Lvl 3 (a) .	15,447	-	51,252	15,566	(2,434)	-	(4,130)	(119)	60,135	15,447
MIT - Lvl 4 (a) .	7,517	-	50,284	7,535	18,605	(18)	(2,308)	-	74,098	7,517
MIT - Lvl 5 (a) .	1,955	-	43,045	1,955	2,488	-	(290)	-	47,198	1,955
MIT - Lvl 6 (a) .	1,307	-	2,502	804	-	523	(303)	(20)	3,506	1,307
NWD - Lvl 1 (a)	-	-	6,180	-	-	-	-	-	6,180	-
NWD - Lvl 3 (a)	17,598	-	36,642	13,847	(1,594)	3,935	(2,323)	(184)	50,323	17,598
NWD - Lvl 4 (a)	21,078	-	32,958	20,622	(9,517)	594	(3,139)	(138)	41,380	21,078
NWD - Lvl 5 (a)	16,271	-	33,984	15,228	(410)	1,101	(1,353)	(58)	48,492	16,271
NWD - Lvl 6 (a)	312	-	8,718	320	5,183	-	(2,110)	(8)	12,103	312
TRS - Lvl 3 (a)	3,383	-	152,351	3,675	(105,176)	41	(3,868)	(333)	46,690	3,383
TRS - Lvl 4 (a)	5,632	-	29,688	5,660	5,113	(22)	(3,611)	(6)	36,822	5,632

(a)  For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(c)  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Focus II Contracts - continued:
TRS - Lvl 5 (a)	3,645	-	53,061	3,599	833	46	(3,784)	-	53,755	3,645
TRS - Lvl 6 (a)	-	-	26,068	-	9,263	-	(221)	-	35,110	-
UTS - Lvl 3 (a)	17,805	-	23,023	17,215	(3,217)	847	(4,035)	(257)	33,576	17,805
UTS - Lvl 4 (a)	19,589	-	18,205	19,933	35,981	(299)	(5,155)	(45)	68,620	19,589
UTS - Lvl 5 (a)	6,770	-	23,565	6,913	5,760	(143)	(3,590)	-	32,505	6,770
UTS - Lvl 6 (a)	3,284	-	16,010	273	4,672	3,018	(218)	(7)	23,748	3,284
RX1 - Lvl 4 (b)	-	-	1,899	-	603	-	-	-	2,502	-
RX1 - Lvl 5 (b)	-	-	-	-	3,388	-	-	-	3,388	-
RX2 - Lvl 3 (b)	-	-	1,201	-	667	-	-	-	1,868	-
RX2 - Lvl 5 (b)	-	-	-	-	12,513	-	-	-	12,513	-
RX2 - Lvl 6 (b)	-	-	-	-	191	-	-	-	191	-
SC1 - Lvl 3 (a)	15,253	-	276,294	46,550	(10,237)	(31,148)	(48,751)	(149)	232,559	15,253
SC1 - Lvl 4 (a)	3,343	-	122,944	4,762	18,132	(1,387)	(17,932)	(32)	126,487	3,343
SC1 - Lvl 5 (a)	16,375	-	201,228	27,600	(121,423)	(1,068)	(23,180)	(10,157)	73,000	16,375
SC1 - Lvl 6 (a)	32,607	-	122,640	14,882	(70,655)	17,725	(53,175)	-	31,417	32,607
SC2 - Lvl 1 (a)	-	-	10,011	-	-	-	-	-	10,011	-
SC2 - Lvl 3 (a)	21,076	-	83,713	22,166	44,418	(949)	(5,435)	(141)	143,772	21,076
SC2 - Lvl 4 (a)	21,444	-	71,170	22,835	15,011	(1,195)	(3,800)	(196)	103,825	21,444
SC2 - Lvl 5 (a)	18,283	-	70,726	17,562	38,514	764	(3,792)	(43)	123,731	18,283
SC2 - Lvl 6 (a)	-	-	42,240	-	9,074	-	(102)	-	51,212	-
SC3 - Lvl 3 (a)	8,477	-	19,587	8,689	6,168	23	(3,493)	(235)	30,739	8,477
SC3 - Lvl 4 (a)	9,628	-	17,910	9,968	3,596	(290)	(1,012)	(50)	30,122	9,628
SC3 - Lvl 5 (a)	8,288	-	12,729	8,005	(2,385)	294	(1,503)	(11)	17,129	8,288
SC3 - Lvl 6 (a)	-	-	5,488	-	7,106	-	(11)	-	12,583	-
SC4 - Lvl 3 (a)	9,821	-	23,141	9,918	(18,722)	3	(3,119)	(100)	11,121	9,821
SC4 - Lvl 4 (a)	32,247	-	69,156	31,977	(51,692)	585	(3,922)	(315)	45,789	32,247
SC4 - Lvl 5 (a)	12,071	-	32,497	10,645	(21,363)	1,452	(2,772)	(26)	20,433	12,071
SC4 - Lvl 6 (a)	-	-	20,020	-	(11,145)	-	(37)	-	8,838	-
SC5 - Lvl 3 (a)	22,357	-	87,522	16,538	12,727	6,022	(6,187)	(203)	116,419	22,357
SC5 - Lvl 4 (a)	40,675	-	69,076	37,099	15,253	3,878	(4,839)	(302)	120,165	40,675
SC5 - Lvl 5 (a)	24,375	-	50,837	22,017	(3,299)	2,388	(3,051)	(30)	68,862	24,375
SC5 - Lvl 6 (a)	765	-	28,504	772	4,510	-	(330)	(7)	33,449	765
SC6 - Lvl 3 (a)	1,049	-	12,053	1,186	(245)	-	(274)	(137)	12,583	1,049
SC6 - Lvl 4 (a)	1,039	-	9,413	1,034	1,789	5	(1,289)	-	10,952	1,039
SC6 - Lvl 5 (a)	1,932	-	6,234	1,932	598	-	(1,267)	-	7,497	1,932
SC6 - Lvl 6 (a)	-	-	1,145	-	2	-	-	-	1,147	-
SC7 - Lvl 3 (a)	33,676	-	93,051	34,387	(15,624)	(258)	(5,854)	(453)	105,249	33,676
SC7 - Lvl 4 (a)	39,604	-	82,147	39,992	(29,209)	(67)	(4,182)	(321)	88,360	39,604
SC7 - Lvl 5 (a)	23,923	-	92,918	23,033	(655)	955	(2,491)	(65)	113,695	23,923
SC7 - Lvl 6 (a)	-	-	28,444	-	5,799	-	(201)	-	34,042	-
SC8 - Lvl 3 (a)	2,364	-	17,256	3,076	4,393	(601)	(978)	(111)	23,035	2,364
SC8 - Lvl 4 (a)	7,278	-	9,677	7,305	419	-	(252)	(27)	17,122	7,278
SC8 - Lvl 5 (a)	9,874	-	20,045	10,375	1,260	(472)	(1,181)	(29)	29,998	9,874
SC8 - Lvl 6 (a)	-	-	42,398	-	5,277	-	(334)	-	47,341	-
SC9 - Lvl 3 (a)	3,867	-	12,747	3,943	12,727	24	(654)	(100)	28,687	3,867
SC9 - Lvl 4 (a)	-	-	3,447	-	2,849	-	(1,325)	-	4,971	-

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Focus II Contracts - continued:
SC9 - Lvl 5 (a)	-	-	7,789	-	1,055	-	(479)	-	8,365	-
SC9 - Lvl 6 (a)	-	-	6,238	-	106	-	(34)	-	6,310	-
SCA - Lvl 3 (a)	9,962	-	22,395	9,762	(3,826)	318	(2,589)	(118)	25,942	9,962
SCA - Lvl 4 (a)	8,874	-	33,106	9,141	(19,523)	(211)	(1,246)	(56)	21,211	8,874
SCA - Lvl 5 (a)	20,978	-	15,921	20,201	(6,705)	788	(1,019)	(11)	29,175	20,978
SCA - Lvl 6 (a)	-	-	11,646	-	(1,646)	-	(193)	-	9,807	-
SCB - Lvl 3 (a)	3,866	-	11,539	4,096	18,405	(130)	(925)	(100)	32,885	3,866
SCB - Lvl 4 (a)	4,740	-	21,186	5,283	11,076	(496)	(1,111)	(47)	35,891	4,740
SCB - Lvl 5 (a)	3,067	-	13,870	2,917	7,157	160	(981)	(10)	23,113	3,067
SCB - Lvl 6 (a)	-	-	16,873	-	5,300	-	(101)	-	22,072	-
SCC - Lvl 3 (a)	680	-	4,450	780	48	-	(1)	(100)	5,177	680
SCC - Lvl 4 (a)	-	-	1,385	-	-	-	(65)	-	1,320	-
SCC - Lvl 5 (a)	729	-	5,279	806	2,690	(77)	(214)	-	8,484	729
SCC - Lvl 6 (a)	-	-	172	-	9		-	-	181	-
SCD - Lvl 3 (b)	-	-	216	-	-	-	-	-	216	-
SCD - Lvl 4 (b)	-	-	3,757	-	-	-	-	-	3,757	-
SCD - Lvl 5 (b)	-	-	15,401	-	2,922	-	(321)	-	18,002	-
SCD - Lvl 6 (b)	-	-	49,734	-	3,130	-	(291)	-	52,573	-
SCE - Lvl 3 (b)	-	-	9,759	-	-	-	-	-	9,759	-
SCE - Lvl 4 (b)	-	-	1,441	-	-	-	-	-	1,441	-
SCE - Lvl 5 (b)	-	-	2,615	-	-	-	-	-	2,615	-
SCF - Lvl 3 (b)	-	-	9,770	-	696	-	(26)	-	10,440	-
SCF - Lvl 4 (b)	-	-	4,944	-	660	-	-	-	5,604	-
SCF - Lvl 5 (b)	-	-	18,964	-	1,812	-	(580)	-	20,196	-
SCF - Lvl 6 (b)	-	-	37,026	-	2,353	-	(201)	-	39,178	-
SCG - Lvl 4 (b)	-	-	1,537	-	-	-	-	-	1,537	-
SCG - Lvl 5 (b)	-	-	810	-	-	-	(30)	-	780	-
SCG - Lvl 6 (b)	-	-	-	-	209	-	-	-	209	-
SCH - Lvl 3 (b)	-	-	4,987	-	554	-	(44)	-	5,497	-
SCH - Lvl 4 (b)	-	-	3,251	-	5,798	-	(94)	-	8,955	-
SCH - Lvl 5 (b)	-	-	1,163	-	439	-	(333)	-	1,269	-
SCH - Lvl 6 (b)	-	-	1,027	-	79	-	-	-	1,106	-
SCI - Lvl 3 (b)	-	-	6,887	-	130	-	-	-	7,017	-
SCI - Lvl 4 (b)	-	-	2,513	-	755	-	-	-	3,268	-
SCI - Lvl 6 (b) .	-	-	8,705	-	47	-	-	-	8,752	-

(a)  For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b)  For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
	Units Outstanding				Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
	Beginning of Year		Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity III Contracts:
AIM1 - Lvl 2 (a)	155,830	-	102,791	139,136	140,693	17,112	(19,433)	(418)	379,881	155,830
AIM1 - Lvl 3 (a)	24,807	-	-	24,807	15,407	-	(236)	-	39,978	24,807
AIM1 - Lvl 4 (a)	233,890	-	187,038	188,367	275,401	46,063	(27,150)	(540)	669,179	233,890
AIM1 - Lvl 5 (a)	333,237	-	234,055	257,610	303,150	76,553	(49,484)	(926)	820,958	333,237
AIM1 - Lvl 6 (a)	77,754	-	44,672	45,942	126,283	32,257	(7,245)	(445)	241,464	77,754
AIM2 - Lvl 1 (a)	3,421	-	-	19,850	18,273	3,421	-	(19,850)	21,694	3,421
AIM2 - Lvl 2 (a)	150,681	-	92,925	132,768	93,182	18,787	(23,434)	(874)	313,354	150,681
AIM2 - Lvl 4 (a)	251,183	-	134,968	232,740	122,046	19,789	(39,693)	(1,346)	468,504	251,183
AIM2 - Lvl 5 (a)	346,581	-	150,095	270,204	309,535	77,160	(15,045)	(783)	791,166	346,581
AIM2 - Lvl 6 (a)	80,277	-	36,984	70,123	82,371	10,344	(5,918)	(190)	193,714	80,277
AIM3 - Lvl 1 (a)	-	-	-	-	4,321	-	-	-	4,321	-
AIM3 - Lvl 2 (a)	84,096	-	85,131	72,276	120,680	12,178	(29,637)	(358)	260,270	84,096
AIM3 - Lvl 3 (a)	158,631	-	-	21,359	(60,351)	137,272	(1,333)	-	96,947	158,631
AIM3 - Lvl 4 (a)	306,521	-	191,789	274,910	144,270	33,042	(11,908)	(1,431)	630,672	306,521
AIM3 - Lvl 5 (a)	428,310	-	176,630	236,062	630,028	193,488	(27,230)	(1,240)	1,207,738	428,310
AIM3 - Lvl 6 (a)	69,526	-	84,957	63,783	276,080	5,877	(9,570)	(134)	420,993	69,526
AIM4 - Lvl 1 (a)	5,182	-	-	9,930	24,702	5,182	-	(9,930)	29,884	5,182
AIM4 - Lvl 2 (a)	134,233	-	173,742	108,419	184,437	26,935	(10,924)	(1,121)	481,488	134,233
AIM4 - Lvl 3 (a)	31,548	-	-	31,548	-	-	(250)	-	31,298	31,548
AIM4 - Lvl 4 (a)	123,197	-	141,089	112,504	311,369	12,122	(17,909)	(1,429)	557,746	123,197
AIM4 - Lvl 5 (a)	292,546	-	197,748	238,031	505,421	55,332	(56,398)	(817)	939,317	292,546
AIM4 - Lvl 6 (a)	87,945	-	172,314	86,817	232,242	1,321	(38,635)	(193)	453,866	87,945
AIM5 - Lvl 2 (b)	-	-	17,395	-	6,816	-	(262)	-	23,949	-
AIM5 - Lvl 4 (b)	-	-	26,895	-	26,557	-	(303)	-	53,149	-
AIM5 - Lvl 5 (b)	-	-	21,928	-	23,764	-	(172)	-	45,520	-
AIM5 - Lvl 6 (b)	-	-	55,596	-	34,664	-	(498)	-	89,762	-
AL1 - Lvl 1 (a)	-	-	3,179	-	22,165	-	-	-	25,344	-
AL1 - Lvl 2 (a)	130,516	-	186,732	100,958	112,062	30,433	(29,833)	(875)	399,477	130,516
AL1 - Lvl 3 (a)	442,368	-	-	17,275	(280,099)	425,093	(1,410)	-	160,859	442,368
AL1 - Lvl 4 (a)	244,731	-	169,602	193,413	147,298	52,553	(23,646)	(1,235)	537,985	244,731
AL1 - Lvl 5 (a)	845,891	-	401,956	293,614	976,376	554,194	(66,039)	(1,917)	2,158,184	845,891
AL1 - Lvl 6 (a)	134,394	-	127,055	108,607	980,936	26,368	(17,769)	(581)	1,224,616	134,394
AL2 - Lvl 1 (a)	2,786	-	-	-	9,122	2,786	-	-	11,908	2,786
AL2 - Lvl 2 (a)	86,979	-	154,974	74,151	130,934	14,349	(16,779)	(1,521)	356,108	86,979
AL2 - Lvl 3 (a)	17,005	-	-	17,005	12,008	-	(244)	-	28,769	17,005
AL2 - Lvl 4 (a)	159,859	-	131,970	153,425	190,315	7,316	(13,027)	(882)	469,117	159,859
AL2 - Lvl 5 (a)	185,362	-	189,443	130,009	448,375	56,070	(20,236)	(717)	802,944	185,362
AL2 - Lvl 6 (a)	61,918	-	88,802	50,101	170,518	11,830	(6,931)	(13)	314,307	61,918
AL3 - Lvl 2 (a)	34,526	-	22,524	21,312	39,970	13,505	(2,103)	(291)	94,917	34,526
AL3 - Lvl 3 (a)	9,377	-	-	9,377	18,217	-	-	-	27,594	9,377
AL3 - Lvl 4 (a)	38,386	-	33,420	27,080	80,097	11,420	(7,817)	(114)	144,086	38,386
AL3 - Lvl 5 (a)	63,433	-	56,665	47,449	77,086	16,357	(13,786)	(373)	183,398	63,433
AL3 - Lvl 6 (a)	15,209	-	20,996	13,814	31,329	1,423	(214)	(28)	67,320	15,209
AN1 - Lvl 2 (b)	-	-	33,976	-	54,090	-	(318)	-	87,748	-
AN1 - Lvl 4 (b)	-	-	26,073	-	26,567	-	(32)	-	52,608	-
AN1 - Lvl 5 (b)	-	-	21,899	-	46,060	-	(689)	-	67,270	-
AN1 - Lvl 6 (b)	-	-	73,261	-	36,672	-	(468)	-	109,465	-
(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.
(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
	Units Outstanding				Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
	Beginning of Year		Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity III Contracts - Continued:
AN2 - Lvl 2 (b)	-	-	2,745	-	5,056	-	-	-	7,801	-
AN2 - Lvl 4 (b)	-	-	4,906	-	10,020	-	(5)	-	14,921	-
AN2 - Lvl 5 (b)	-	-	1,453	-	11,035	-	(144)	-	12,344	-
AN2 - Lvl 6 (b)	-	-	15,423	-	7,509	-	(468)	-	22,464	-
AN3 - Lvl 2 (b)	-	-	35,002	-	99,882	-	(669)	-	134,215	-
AN3 - Lvl 3 (b)	-	-	-	-	18,765	-	-	-	18,765	-
AN3 - Lvl 4 (b)	-	-	99,312	-	114,584	-	(1,021)	-	212,875	-
AN3 - Lvl 5 (b)	-	-	56,283	-	92,381	-	(5,300)	-	143,364	-
AN3 - Lvl 6 (b)	-	-	53,333	-	64,003	-	(488)	-	116,848	-
AN4 - Lvl 2 (b)	-	-	2,147	-	6,409	-	(123)	-	8,433	-
AN4 - Lvl 4 (b)	-	-	1,326	-	3,935	-	-	-	5,261	-
AN4 - Lvl 5 (b)	-	-	124	-	441	-	-	-	565	-
AN4 - Lvl 6 (b)	-	-	6,388	-	128	-	-	-	6,516	-
AN5 - Lvl 2 (b)	-	-	12,557	-	33,227	-	(893)	-	44,891	-
AN5 - Lvl 4 (b)	-	-	482	-	25,200	-	(2,497)	-	23,185	-
AN5 - Lvl 5 (b)	-	-	1,033	-	473	-	-	-	1,506	-
AN5 - Lvl 6 (b)	-	-	-	-	64	-	-	-	64	-
FL1 - Lvl2 (b)	-	-	18,686	-	19,156	-	(340)	-	37,502	-
FL1 - Lvl3 (b)	-	-	-	-	16,734	-	(455)	-	16,279	-
FL1 - Lvl4 (b)	-	-	20,349	-	11,259	-	(5)	-	31,603	-
FL1 - Lvl5 (b)	-	-	14,873	-	9,245	-	(8)	-	24,110	-
FL1 - Lvl6 (b)	-	-	16,602	-	22,420	-	(7)	-	39,015	-
FL2 - Lvl2 (b)	-	-	23,204	-	265,640	-	(1,238)	-	287,606	-
FL2 - Lvl3 (b)	-	-	-	-	28,489	-	-	-	28,489	-
FL2 - Lvl4 (b)	-	-	3,263	-	265,259	-	(1,201)	-	267,321	-
FL2 - Lvl5 (b)	-	-	5,217	-	359,878	-	(1,337)	-	363,758	-
FL2 - Lvl6 (b)	-	-	9,362	-	196,206	-	(443)	-	205,125	-
FL3 - Lvl2 (b)	-	-	23,457	-	277,625	-	(3,030)	-	298,052	-
FL3 - Lvl3 (b)	-	-	-	-	20,638	-	-	-	20,638	-
FL3 - Lvl4 (b)	-	-	21,627	-	345,517	-	(1,659)	-	365,485	-
FL3 - Lvl5 (b)	-	-	14,831	-	473,356	-	(1,272)	-	486,915	-
FL3 - Lvl6 (b)	-	-	10,170	-	233,696	-	(475)	-	243,391	-
GS1 - Lvl 2 (a)	49,638	-	40,622	30,457	117,989	19,656	(10,447)	(475)	197,802	49,638
GS1 - Lvl 3 (a)	-	-	-	-	16,085	-	-	-	16,085	-
GS1 - Lvl 4 (a)	67,670	-	41,130	52,552	79,695	15,876	(3,011)	(758)	185,484	67,670
GS1 - Lvl 5 (a)	75,161	-	85,783	60,330	119,289	14,854	(6,237)	(23)	273,996	75,161
GS1 - Lvl 6 (a)	17,796	-	43,115	10,118	76,751	7,678	(3,889)	-	133,773	17,796
GS2 - Lvl 2 (a)	9,427	-	9,990	8,810	24,545	717	(4,309)	(100)	39,653	9,427
GS2 - Lvl 3 (a)	12,386	-	-	12,386	-	-	-	-	12,386	12,386
GS2 - Lvl 4 (a)	3,948	-	12,753	3,206	19,334	742	(459)	-	35,576	3,948
GS2 - Lvl 5 (a)	12,019	-	14,581	11,194	25,113	957	(3,568)	(132)	48,145	12,019
GS2 - Lvl 6 (a)	2,665	-	1,835	2,160	9,212	505	(147)	-	13,565	2,665
GS3 - Lvl 2 (a)	7,290	-	22,225	7,144	64,731	246	(2,241)	(100)	92,005	7,290
GS3 - Lvl 3 (a)	17,483	-	-	17,483	9,173	-	-	-	26,656	17,483
GS3 - Lvl 4 (a)	26,035	-	32,154	20,652	70,938	5,680	(2,630)	(297)	126,497	26,035
GS3 - Lvl 5 (a)	59,730	-	55,139	52,298	92,568	7,737	(27,741)	(305)	179,696	59,730
(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.
(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
	Units Outstanding				Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
	Beginning of Year		Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity III Contracts - Continued:
GS3 - Lvl 6 (a)	9,775	-	20,487	3,632	14,565	6,171	(483)	(28)	44,344	9,775
GS4 - Lvl 2 (a)	3,407	-	9,337	3,197	9,033	310	(905)	(100)	20,872	3,407
GS4 - Lvl 4 (a)	1,375	-	12,321	641	12,883	734	(213)	-	26,366	1,375
GS4 - Lvl 5 (a)	7,846	-	7,897	4,481	16,206	3,365	(4,916)	-	27,033	7,846
GS4 - Lvl 6 (a)	754	-	2,681	621	3,345	133	(115)	-	6,665	754
GS5 - Lvl 2 (a)	19,327	-	20,766	16,545	18,367	2,948	(9,007)	(166)	49,453	19,327
GS5 - Lvl 3 (a)	31,040	-	-	31,040	13,016	-	(255)	-	43,801	31,040
GS5 - Lvl 4 (a)	38,546	-	43,187	36,123	30,134	2,474	(7,212)	(51)	104,655	38,546
GS5 - Lvl 5 (a)	31,258	-	12,101	17,934	54,645	13,324	(4,050)	-	93,954	31,258
GS5 - Lvl 6 (a)	15,344	-	9,575	13,789	3,799	1,636	(515)	(81)	28,203	15,344
GS6 - Lvl 2 (b)	-	-	726	-	2,608	-	-	-	3,334	-
GS6 - Lvl 4 (b)	-	-	8,601	-	2,352	-	-	-	10,953	-
GS6 - Lvl 5 (b)	-	-	2,416	-	3,568	-	-	-	5,984	-
GS6 - Lvl 6 (b)	-	-	2,266	-	9,581	-	(110)	-	11,737	-
GS7 - Lvl 2 (b)	-	-	2,784	-	16,272	-	-	-	19,056	-
GS7 - Lvl 4 (b)	-	-	364	-	2,716	-	-	-	3,080	-
GS7 - Lvl 5 (b)	-	-	4,607	-	13,981	-	-	-	18,588	-
GS7 - Lvl 6 (b)	-	-	8,516	-	2,221	-	(4)	-	10,733	-
IV 1 - Lvl 2 (b)	-	-	13,665	-	11,668	-	(2,300)	-	23,033	-
IV 1 - Lvl 4 (b)	-	-	2,906	-	15,226	-	(280)	-	17,852	-
IV 1 - Lvl 5 (b)	-	-	4,828	-	28,023	-	(39)	-	32,812	-
IV 1 - Lvl 6 (b)	-	-	15,247	-	12,478	-	(2,083)	-	25,642	-
IV 2 - Lvl 2 (b)	-	-	3,595	-	5,239	-	(64)	-	8,770	-
IV 2 - Lvl 4 (b)	-	-	3,674	-	11,981	-	(4)	-	15,651	-
IV 2 - Lvl 5 (b)	-	-	6,103	-	8,288	-	(496)	-	13,895	-
IV 2 - Lvl 6 (b)	-	-	12,156	-	8,874	-	(119)	-	20,911	-
JP1 - Lvl 2 (a)	13,403	-	6,403	9,897	21,355	3,611	(1,424)	(105)	39,737	13,403
JP1 - Lvl 3 (a)	15,284	-	-	15,284	-	-	-	-	15,284	15,284
JP1 - Lvl 4 (a)	39,198	-	8,223	24,711	27,910	14,729	(1,294)	(242)	74,037	39,198
JP1 - Lvl 5 (a)	53,641	-	17,927	47,956	46,117	5,962	(18,463)	(277)	99,222	53,641
JP1 - Lvl 6 (a)	2,420	-	5,875	1,084	18,860	1,336	(462)	-	26,693	2,420
JP2 - Lvl 2 (a)	8,732	-	20,214	8,131	6,001	729	(5,712)	(128)	29,235	8,732
JP2 - Lvl 3 (a)	13,244	-	-	13,244	12,836	-	-	-	26,080	13,244
JP2 - Lvl 4 (a)	25,338	-	9,549	20,927	12,974	4,442	(1,133)	(31)	46,728	25,338
JP2 - Lvl 5 (a)	26,166	-	16,603	24,659	26,045	1,782	(10,893)	(275)	57,921	26,166
JP2 - Lvl 6 (a)	1,673	-	1,547	745	5,600	928	(78)	-	8,742	1,673
JP3 - Lvl 2 (a)	21,708	-	5,236	19,798	8,040	2,066	(4,004)	(156)	30,980	21,708
JP3 - Lvl 3 (a)	13,334	-	-	13,334	-	-	-	-	13,334	13,334
JP3 - Lvl 4 (a)	16,703	-	14,537	12,316	22,244	4,420	(1,209)	(33)	52,275	16,703
JP3 - Lvl 5 (a)	20,851	-	17,062	16,174	10,009	4,683	(1,608)	(6)	46,314	20,851
JP3 - Lvl 6 (a)	13,957	-	2,015	12,650	11,143	1,309	(839)	(2)	26,276	13,957
LA1 - Lvl 1 (a)	-	-	-	-	8,430	-	-	-	8,430	-
LA1 - Lvl 2 (a)	52,400	-	240,569	39,489	676,862	14,475	(31,193)	(1,564)	938,638	52,400
LA1 - Lvl 3 (a)	23,743	-	-	23,743	68,249	-	(2,352)	-	89,640	23,743
LA1 - Lvl 4 (a)	55,535	-	164,840	42,837	612,496	12,792	(15,812)	(94)	817,059	55,535
LA1 - Lvl 5 (a)	125,200	-	382,514	100,824	987,173	24,757	(30,258)	(381)	1,464,629	125,200

(a)  For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b)  For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
	Units Outstanding				Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
	Beginning of Year		Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity III Contracts - Continued:
LA1 - Lvl 6 (a)	116,974	-	193,074	114,195	523,710	2,828	(7,618)	(49)	826,140	116,974
LA2 - Lvl 2 (b)	-	-	52,304	-	187,297	(2,954)	-	-	236,647	-
LA2 - Lvl 3 (b)	-	-	-	-	5,016	-	-	-	5,016	-
LA2 - Lvl 4 (b)	-	-	26,687	-	197,738	(2,335)	-	-	222,090	-
LA2 - Lvl 5 (b)	-	-	32,246	-	252,241	(5,882)	-	-	278,605	-
LA2 - Lvl 6 (b)	-	-	68,571	-	157,052	(1,129)	-	-	224,494	-
LA3 - Lvl 2 (b)	-	-	1,330	-	4,535	-	-	-	5,865	-
LA3 - Lvl 4 (b)	-	-	197	-	1,965	(109)	-	-	2,053	-
LA3 - Lvl 5 (b)	-	-	6,538	-	11,383	-	-	-	17,921	-
LA3 - Lvl 6 (b)	-	-	1,553	-	2,796	-	-	-	4,349	-
CAS - Lvl 1 (a)	-	-	3,333	-	23,239	-	-	-	26,572	-
CAS - Lvl 2 (a)	77,731	-	62,073	64,841	31,095	14,632	(8,871)	(1,742)	162,028	77,731
CAS - Lvl 3 (a)	31,811	-	-	-	-	31,811	-	-	31,811	31,811
CAS - Lvl 4 (a)	137,695	-	79,145	93,138	88,864	45,388	(11,045)	(831)	294,659	137,695
CAS - Lvl 5 (a)	111,529	-	117,586	123,297	121,849	(10,808)	(14,041)	(960)	336,923	111,529
CAS - Lvl 6 (a)	91,422	-	16,159	74,358	150,229	17,132	(6,985)	(68)	250,825	91,422
EGS - Lvl 2 (a)	172,848	-	125,214	290,535	43,031	(117,225)	(29,848)	(462)	311,245	172,848
EGS - Lvl 3 (a)	46,626	-	-	14,035	11,310	32,591	(1,106)	-	56,830	46,626
EGS - Lvl 4 (a)	260,438	-	177,636	228,880	123,308	34,075	(25,961)	(2,517)	535,421	260,438
EGS - Lvl 5 (a)	439,010	-	252,012	393,956	275,982	46,870	(49,618)	(1,816)	917,386	439,010
EGS - Lvl 6 (a)	142,901	-	79,122	121,145	89,615	22,175	(27,165)	(419)	284,473	142,901
GSS - Lvl 1 (a)	-	-	-	-	14,995	-	-	-	14,995	-
GSS - Lvl 2 (a)	30,960	-	119,124	22,741	140,547	8,530	(19,761)	(311)	270,870	30,960
GSS - Lvl 4 (a)	18,410	-	44,346	18,196	221,249	375	(6,609)	(161)	277,396	18,410
GSS - Lvl 5 (a)	28,193	-	92,060	13,472	329,148	14,815	(22,287)	(94)	427,114	28,193
GSS - Lvl 6 (a)	1,703	-	26,430	1,451	222,005	252	(8,261)	-	241,877	1,703
HYS - Lvl 2 (a)	31,852	-	88,523	16,362	187,603	16,063	(21,098)	(573)	286,880	31,852
HYS - Lvl 3 (a)	-	-	-	-	11,033	-	-	-	11,033	-
HYS - Lvl 4 (a)	44,961	-	68,680	20,686	197,950	24,699	(15,254)	(424)	296,337	44,961
HYS - Lvl 5 (a)	67,901	-	63,746	47,498	327,807	20,575	(16,254)	(172)	443,200	67,901
HYS - Lvl 6 (a)	15,842	-	37,456	11,877	101,440	3,965	(4,497)	-	150,241	15,842
M1A - Lvl 2 (c)	-	-	23,588	-	15,359	-	(144)	-	38,803	-
M1A - Lvl 4 (c)	-	-	23,212	-	11,689	-	(55)	-	34,846	-
M1A - Lvl 5 (c)	-	-	15,253	-	5,694	-	(71)	-	20,876	-
M1A - Lvl 6 (c)	-	-	46,011	-	15,026	-	(146)	-	60,891	-
M1B - Lvl 2 (c)	-	-	29,475	-	35,855	-	(18)	-	65,312	-
M1B - Lvl 4 (c)	-	-	21,775	-	12,066	-	(77)	-	33,764	-
M1B - Lvl 5 (c)	-	-	16,037	-	8,784	-	(21)	-	24,800	-
M1B - Lvl 6 (c)	-	-	37,225	-	36,327	-	(163)	-	73,389	-
MFC - Lvl 2 (c)	-	-	19,834	-	19,957	-	(85)	-	39,706	-
MFC - Lvl 4 (c)	-	-	26,560	-	18,515	-	(146)	-	44,929	-
MFC - Lvl 5 (c)	-	-	4,783	-	20,559	-	(191)	-	25,151	-
MFC - Lvl 6 (c)	-	-	25,675	-	25,169	-	(227)	-	50,617	-
MFD - Lvl 2 (c)	-	-	8,292	-	4,285	-	(95)	-	12,482	-
MFD - Lvl 4 (c)	-	-	7,661	-	5,743	-	(112)	-	13,292	-

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b)  For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(c)  For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
	Units Outstanding				Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
	Beginning of Year		Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity III Contracts - Continued:
MFD - Lvl 5 (c)	-	-	6,267	-	266	-	-	-	6,533	-
MFD - Lvl 6 (c)	-	-	17,896	-	7,706	-	(123)	-	25,479	-
MFE - Lvl 2 (c)	-	-	12,520	-	17,518	-	(150)	-	29,888	-
MFE - Lvl 4 (c)	-	-	67,409	-	7,753	-	(373)	-	74,789	-
MFE - Lvl 5 (c)	-	-	13,653	-	2,075	-	(8)	-	15,720	-
MFE - Lvl 6 (c)	-	-	41,007	-	18,695	-	(285)	-	59,417	-
MFF - Lvl 2 (c)	-	-	17,370	-	5,277	-	(25)	-	22,622	-
MFF - Lvl 4 (c)	-	-	9,510	-	(502)	-	(13)	-	8,995	-
MFF - Lvl 5 (c)	-	-	21,103	-	(12,183)	-	-	-	8,920	-
MFF - Lvl 6 (c)	-	-	9,459	-	1,745	-	-	-	11,204	-
MFJ - Lvl 2 (c)	-	-	80,690	-	33,453	-	(481)	-	113,662	-
MFJ - Lvl 4 (c)	-	-	78,864	-	52,887	-	(740)	-	131,011	-
MFJ - Lvl 5 (c)	-	-	60,670	-	27,623	-	(127)	-	88,166	-
MFJ - Lvl 6 (c)	-	-	77,441	-	44,560	-	(95)	-	121,906	-
MFK - Lvl 2 (c)	-	-	77,207	-	13,483	-	(669)	-	90,021	-
MFK - Lvl 4 (c)	-	-	43,616	-	13,814	-	(335)	-	57,095	-
MFK - Lvl 5 (c)	-	-	18,061	-	2,602	-	(37)	-	20,626	-
MFK - Lvl 6 (c)	-	-	32,034	-	23,324	-	(135)	-	55,223	-
MFL - Lvl 2 (c)	-	-	17,879	-	17,300	-	(111)	-	35,068	-
MFL - Lvl 3 (c)	-	-	-	-	7,108	-	-	-	7,108	-
MFL - Lvl 4 (c)	-	-	8,836	-	3,790	-	(23)	-	12,603	-
MFL - Lvl 5 (c)	-	-	13,635	-	6,197	-	(22)	-	19,810	-
MFL - Lvl 6 (c)	-	-	26,497	-	10,908	-	(35)	-	37,370	-
MIS - Lvl 1 (a)	2,827	-	3,074	-	35,172	2,827	-	-	41,073	2,827
MIS - Lvl 2 (a)	129,303	-	230,413	95,804	276,066	33,811	(18,916)	(312)	616,866	129,303
MIS - Lvl 3 (a)	41,225	-	-	12,738	-	28,487	-	-	41,225	41,225
MIS - Lvl 4 (a)	161,937	-	168,075	131,724	380,608	31,405	(21,560)	(1,192)	689,060	161,937
MIS - Lvl 5 (a)	309,307	-	394,456	274,128	638,817	36,101	(38,514)	(922)	1,304,066	309,307
MIS - Lvl 6 (a)	181,314	-	81,826	159,869	177,111	21,837	(9,330)	(392)	430,921	181,314
MIT - Lvl 2 (a)	72,001	-	117,207	53,390	112,940	20,118	(6,727)	(1,507)	295,421	72,001
MIT - Lvl 3 (a)	-	-	-	-	9,504	-	(903)	-	8,601	-
MIT - Lvl 4 (a)	75,067	-	91,020	66,459	135,649	9,134	(5,038)	(526)	296,698	75,067
MIT - Lvl 5 (a)	146,370	-	198,507	125,666	385,582	21,414	(19,806)	(710)	710,653	146,370
MIT - Lvl 6 (a)	68,760	-	35,331	61,982	118,185	7,013	(5,623)	(235)	216,653	68,760
NWD - Lvl 1 (a)	3,013	-	-	9,725	12,563	3,013	-	(9,725)	15,576	3,013
NWD - Lvl 2 (a)	108,572	-	97,599	82,955	96,134	26,375	(14,403)	(758)	287,902	108,572
NWD - Lvl 3 (a)	74,514	-	-	44,059	-	30,455	(246)	-	74,268	74,514
NWD - Lvl 4 (a)	119,748	-	92,884	98,962	118,734	21,416	(14,257)	(630)	317,109	119,748
NWD - Lvl 5 (a)	178,251	-	105,890	165,703	253,144	13,499	(16,588)	(951)	520,697	178,251
NWD - Lvl 6 (a)	113,259	-	68,240	96,686	97,369	16,660	(16,747)	(87)	262,121	113,259
TRS - Lvl 1 (a)	-	-	2,278	-	23,760	-	-	-	26,038	-
TRS - Lvl 2 (a)	29,963	-	138,892	25,010	199,777	5,339	(13,731)	(386)	354,901	29,963
TRS - Lvl 3 (a)	-	-	-	-	22,591	-	(1,096)	-	21,495	-
TRS - Lvl 4 (a)	27,987	-	80,265	20,873	236,340	7,277	(4,547)	(163)	340,045	27,987
TRS - Lvl 5 (a)	58,375	-	159,936	48,083	410,371	11,012	(20,211)	(720)	608,471	58,375
TRS - Lvl 6 (a)	4,270	-	49,115	3,774	107,880	522	(4,503)	(26)	156,762	4,270

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(c) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity III Contracts - Continued:
UTS - Lvl 2 (a)	86,311	-	84,668	73,814	88,966	13,177	(8,202)	(680)	251,743	86,311
UTS - Lvl 3 (a)	23,829	-	-	23,829	29,080	-	(1,411)	-	51,498	23,829
UTS - Lvl 4 (a)	125,061	-	140,878	105,207	219,256	20,979	(17,447)	(1,125)	467,748	125,061
UTS - Lvl 5 (a)	144,204	-	79,970	99,541	398,386	45,338	(14,912)	(675)	607,648	144,204
UTS - Lvl 6 (a)	23,830	-	39,913	13,296	175,300	10,564	(13,348)	(30)	225,695	23,830
RX1 - Lvl4 (b)	-	-	3,487	-	1,832	-	-	-	5,319	-
RX1 - Lvl5 (b)	-	-	-	-	5,830	-	-	-	5,830	-
RX2 - Lvl2 (b)	-	-	2,498	-	612	-	-	-	3,110	-
RX2 - Lvl4 (b)	-	-	304	-	11,907	-	(138)	-	12,073	-
RX2 - Lvl5 (b)	-	-	3,870	-	109,342	-	(1,133)	-	112,079	-
RX2 - Lvl6 (b)	-	-	9,785	-	8,390	-	(238)	-	17,937	-
SC1 - Lvl 1 (a)	-	-	-	-	16,107	-	-	-	16,107	-
SC1 - Lvl 2 (a)	157,296	-	370,240	128,885	569,166	28,600	(31,063)	(189)	1,065,639	157,296
SC1 - Lvl 3 (a)	-	-	-	-	19,198	-	(990)	-	18,208	-
SC1 - Lvl 4 (a)	27,989	-	622,209	56,083	78,915	(27,940)	(26,066)	(154)	703,047	27,989
SC1 - Lvl 5 (a)	145,304	-	233,394	160,781	1,101,886	(15,424)	(115,633)	(53)	1,364,951	145,304
SC1 - Lvl 6 (a)	15,319	-	122,942	9,028	228,230	6,688	(12,122)	(397)	354,369	15,319
SC2 - Lvl 2 (a)	24,924	-	152,396	15,565	368,817	9,844	(11,365)	(485)	534,772	24,924
SC2 - Lvl 3 (a)	-	-	-	-	22,984	-	-	-	22,984	-
SC2 - Lvl 4 (a)	74,085	-	116,711	56,256	510,597	18,793	(24,225)	(964)	677,168	74,085
SC2 - Lvl 5 (a)	74,451	-	115,468	74,221	547,030	772	(24,870)	(542)	712,079	74,451
SC2 - Lvl 6 (a)	18,259	-	72,003	14,972	363,596	3,324	(11,952)	(37)	441,906	18,259
SC3 - Lvl 2 (a)	58,623	-	50,653	57,484	71,887	1,667	(12,612)	(528)	168,551	58,623
SC3 - Lvl 3 (a)	-	-	-	-	2,594	-	-	-	2,594	-
SC3 - Lvl 4 (a)	46,344	-	29,151	15,791	97,608	30,947	(8,085)	(394)	165,018	46,344
SC3 - Lvl 5 (a)	40,664	-	45,972	32,142	79,988	8,722	(9,994)	(200)	156,630	40,664
SC3 - Lvl 6 (a)	6,825	-	33,694	5,368	45,679	1,457	(7,657)	-	78,541	6,825
SC4 - Lvl 2 (a)	36,473	-	91,928	24,392	(50,322)	12,571	(14,069)	(490)	64,010	36,473
SC4 - Lvl 3 (a)	-	-	-	-	24,368	-	-	-	24,368	-
SC4 - Lvl 4 (a)	39,843	-	76,345	20,425	(46,586)	20,100	(8,829)	(682)	60,773	39,843
SC4 - Lvl 5 (a)	126,576	-	115,558	106,029	(63,581)	21,355	(29,726)	(808)	148,827	126,576
SC4 - Lvl 6 (a)	16,622	-	71,473	16,738	(18,128)	(113)	(26,622)	(3)	43,345	16,622
SC5 - Lvl 1 (a)	2,643	-	-	17,879	11,452	2,643	-	(17,879)	14,095	2,643
SC5 - Lvl 2 (a)	173,017	-	148,781	136,308	148,953	37,953	(28,044)	(1,244)	442,707	173,017
SC5 - Lvl 3 (a)	31,687	-	-	31,687	80,300	-	(3,075)	-	108,912	31,687
SC5 - Lvl 4 (a)	165,502	-	206,995	104,942	238,125	61,626	(28,170)	(1,066)	582,452	165,502
SC5 - Lvl 5 (a)	203,101	-	145,403	164,682	372,453	39,314	(34,350)	(895)	686,607	203,101
SC5 - Lvl 6 (a)	32,311	-	137,389	14,555	124,840	18,090	(20,338)	(334)	274,202	32,311
SC6 - Lvl 2 (a)	356	-	19,039	100	26,390	358	(421)	(102)	45,364	356
SC6 - Lvl 3 (a)	-	-	-	-	11,266	-	-	-	11,266	-
SC6 - Lvl 4 (a)	15,627	-	3,520	14,980	14,878	1,028	(4,654)	(381)	29,371	15,627
SC6 - Lvl 5 (a)	11,148	-	10,362	8,564	27,575	2,712	(4,512)	(128)	44,573	11,148
SC6 - Lvl 6 (a)	-	-	5,203	-	8,342	-	-	-	13,545	-
SC7 - Lvl 1 (a)	-	-	-	18,160	10,218	-	-	(18,160)	10,218	-
SC7 - Lvl 2 (a)	101,048	-	229,386	73,734	121,777	27,938	(25,142)	(624)	427,069	101,048
SC7 - Lvl 3 (a)	28,266	-	-	-	-	28,266	(236)	-	28,030	28,266

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity III Contracts - continued:
SC7 - Lvl 4 (a)	86,152	-	206,957	59,644	69,788	27,230	(26,973)	(722)	335,924	86,152
SC7 - Lvl 5 (a)	200,187	-	377,771	153,122	301,130	47,734	(37,202)	(669)	841,886	200,187
SC7 - Lvl 6 (a)	87,552	-	167,980	67,229	267,918	20,378	(34,661)	(55)	488,789	87,552
SC8 - Lvl 2 (a)	9,476	-	24,429	8,235	39,862	1,370	(771)	(129)	72,996	9,476
SL8 - Lvl 4 (a)	41,572	-	38,013	43,652	59,608	(1,421)	(4,467)	(659)	134,726	41,572
SC8 - Lvl 5 (a)	8,334	-	22,315	7,680	79,994	694	(3,581)	(40)	107,062	8,334
SC8 - Lvl 6 (a)	6,827	-	15,678	3,021	30,838	3,821	(404)	(15)	52,939	6,827
SC9 - Lvl 2 (a)	2,611	-	16,834	2,711	20,613	-	(12,480)	(100)	27,578	2,611
SC9 - Lvl 4 (a)	3,087	-	21,712	2,952	49,507	148	(1,386)	(13)	72,920	3,087
SC9 - Lvl 5 (a)	8,870	-	10,474	8,870	39,995	-	(3,030)	-	56,309	8,870
SC9 - Lvl 6 (a)	61	-	10,756	-	12,082	61	(62)	-	22,837	61
SCA - Lvl 2 (a)	59,661	-	88,716	47,874	10,757	12,459	(24,112)	(672)	135,022	59,661
SCA - Lvl 3 (a)	11,156	-	-	11,156	-	-	-	-	11,156	11,156
SCA - Lvl 4 (a)	47,213	-	83,259	22,843	45,439	24,820	(8,968)	(450)	166,943	47,213
SCA - Lvl 5 (a)	99,042	-	66,793	62,433	56,288	37,241	(20,913)	(632)	201,210	99,042
SCA - Lvl 6 (a)	28,275	-	62,535	22,863	71,747	5,415	(14,629)	(3)	147,928	28,275
SCB - Lvl 2 (a)	27,336	-	57,705	25,248	90,821	2,416	(6,721)	(328)	169,141	27,336
SCB - Lvl 3 (a)	9,948	-	-	9,948	3,288	-	-	-	13,236	9,948
SCB - Lvl 4 (a)	30,580	-	35,656	9,298	121,994	21,760	(8,067)	(478)	180,163	30,580
SCB - Lvl 5 (a)	30,730	-	39,044	24,830	123,062	6,078	(9,069)	(178)	183,767	30,730
SCB - Lvl 6 (a)	7,205	-	40,933	5,415	53,777	1,812	(7,119)	(22)	94,796	7,205
SCC - Lvl 2 (a)	3,151	-	17,009	2,304	28,172	958	(839)	(111)	47,493	3,151
SCC - Lvl 4 (a)	712	-	20,833	246	15,509	466	(1,169)	-	35,885	712
SCC - Lvl 5 (a)	3,796	-	1,514	3,796	11,749	-	(2,312)	-	14,747	3,796
SCC - Lvl 6 (a)	-	-	2,514	-	6,911	-	(25)	-	9,400	-
SCD - Lvl 2 (b)	-	-	6,710	-	5,829	-	(1,191)	-	11,348	-
SCD - Lvl 4 (b)	-	-	8,383	-	4,802	-	-	-	13,185	-
SCD - Lvl 5 (b)	-	-	2,131	-	117,563	-	(988)	-	118,706	-
SCD - Lvl 6 (b)	-	-	19,847	-	6,784	-	(1,241)	-	25,390	-
SCE - Lvl 2 (b)	-	-	4,332	-	3,625	-	-	-	7,957	-
SCE - Lvl 4 (b)	-	-	6,996	-	156	-	(157)	-	6,995	-
SCE - Lvl 5 (b)	-	-	2,398	-	6,263	-	-	-	8,661	-
SCE - Lvl 6 (b)	-	-	3,835	-	2,800	-	-	-	6,635	-
SCF - Lvl 2 (b)	-	-	12,250	-	21,510	-	(405)	-	33,355	-
SCF - Lvl 4 (b)	-	-	9,275	-	34,213	-	(540)	-	42,948	-
SCF - Lvl 5 (b)	-	-	7,818	-	60,125	-	(459)	-	67,484	-
SCF - Lvl 6 (b)	-	-	15,868	-	21,873	-	(587)	-	37,154	-
SCG - Lvl 2 (b)	-	-	9,980	-	1,058	-	(1,128)	-	9,910	-
SCG - Lvl 4 (b)	-	-	1,209	-	7,423	-	(316)	-	8,316	-
SCG - Lvl 5 (b)	-	-	2,254	-	17,862	-	(45)	-	20,071	-
SCG - Lvl 6 (b)	-	-	1,956	-	4,077	-	(1,125)	-	4,908	-
SCH - Lvl 2 (b)	-	-	9,329	-	4,093	-	(50)	-	13,372	-
SCH - Lvl 4 (b)	-	-	2,225	-	7,852	-	-	-	10,077	-
SCH - Lvl 5 (b)	-	-	2,782	-	17,300	-	-	-	20,082	-
SCH - Lvl 6 (b)	-	-	10,559	-	10,256	-	(123)	-	20,692	-
SCI - Lvl 2 (b) .	-	-	20,874	-	28,050	-	(683)	-	48,241	-
SCI - Lvl 4 (b) .	-	-	1,914	-	18,307	-	(456)	-	19,765	-
SCI - Lvl 5 (b) .	-	-	5,623	-	8,320	-	(1,490)	-	12,453	-
SCI - Lvl 6 (b) .	-	-	10,040	-	11,080	-	(76)	-	21,044	-

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
Units Outstanding					Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
Beginning of Year			Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
Year Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31,		December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Select Four Contracts:
AIM1 - Lvl 3 (a)	1,548	-	11,443	1,548	4,684	-	(98)	-	17,577	1,548
AIM1 - Lvl 4 (a)	499	-	18,983	1,497	3,449	(998)	(407)	-	22,524	499
AIM1 - Lvl 5 (a)	2,794	-	47,049	-	9,161	2,794	(1,130)	-	57,874	2,794
AIM1 - Lvl 6 (a)	-	-	20,237	-	13,219	-	-	-	33,456	-
AIM2 - Lvl 3 (a)	-	-	6,900	-	3,763	-	-	-	10,663	-
AIM2 - Lvl 4 (a)	1,561	-	24,167	1,561	6,280	-	(710)	-	31,298	1,561
AIM2 - Lvl 5 (a)	5,276	-	25,840	5,276	21,098	-	(1,580)	-	50,634	5,276
AIM2 - Lvl 6 (a)	-	-	11,003	-	4,308	-	-	-	15,311	-
AIM3 - Lvl 3 (a)	-	-	31,940	-	8,963	-	(14,730)	-	26,173	-
AIM3 - Lvl 4 (a)	-	-	12,904	-	5,875	-	(272)	-	18,507	-
AIM3 - Lvl 5 (a)	-	-	40,716	-	16,094	-	(691)	-	56,119	-
AIM3 - Lvl 6 (a)	-	-	41,296	-	4,475	-	(176)	-	45,595	-
AIM4 - Lvl 2 (a)	-	-	31,674	-	3,665	-	(885)	-	34,454	-
AIM4 - Lvl 3 (a)	62	-	59,054	60	22,381	2	(957)	-	80,540	62
AIM4 - Lvl 4 (a)	1,415	-	79,426	1,415	99	-	(689)	-	80,251	1,415
AIM4 - Lvl 5 (a)	2,234	-	99,534	969	43,163	1,265	(1,036)	-	143,895	2,234
AIM4 - Lvl 6 (a)	-	-	94,688	-	(16,667)	-	(6,226)	-	71,795	-
AIM5 - Lvl 3 (b)	-	-	2,013	-	861	-	-	-	2,874	-
AIM5 - Lvl 4 (b)	-	-	9,127	-	1,436	-	(12)	-	10,551	-
AIM5 - Lvl 5 (b)	-	-	9,496	-	1,235	-	-	-	10,731	-
AIM5 - Lvl 6 (b)	-	-	3,090	-	2,033	-	(31)	-	5,092	-
AL1 - Lvl 3 (a)	-	-	24,256	-	13,569	-	(1,241)	-	36,584	-
AL1 - Lvl 4 (a)	1,463	-	32,117	1,463	12,836	-	(344)	-	46,072	1,463
AL1 - Lvl 5 (a)	6,668	-	64,785	4,725	21,045	1,943	(1,194)	-	91,304	6,668
AL1 - Lvl 6 (a)	-	-	26,562	-	7,823	-	(144)	-	34,241	-
AL2 - Lvl 3 (a)	-	-	72,337	-	(191)	-	(5,831)	-	66,315	-
AL2 - Lvl 4 (a)	1,883	-	18,715	3,035	6,659	(1,152)	(4,679)	-	22,578	1,883
AL2 - Lvl 5 (a)	7,161	-	108,718	7,161	23,484	-	(1,537)	-	137,826	7,161
AL2 - Lvl 6 (a)	-	-	100,115	-	19,878	-	(2,057)	-	117,936	-
AL3 - Lvl 3 (a)	-	-	1,519	-	1,488	-	-	-	3,007	-
AL3 - Lvl 4 (a)	-	-	6,333	-	933	-	(355)	-	6,911	-
AL3 - Lvl 5 (a)	-	-	13,171	-	8,012	-	(592)	-	20,591	-
AL3 - Lvl 6 (a)	-	-	6,383	-	9,761	-	-	-	16,144	-
AN1 - Lvl 3 (b)	-	-	38,142	-	1,443	-	(8)	-	39,577	-
AN1 - Lvl 4 (b)	-	-	4,811	-	1,063	-	-	-	5,874	-
AN1 - Lvl 5 (b)	-	-	2,006	-	7,598	-	(174)	-	9,430	-
AN1 - Lvl 6 (b)	-	-	6,012	-	4,083	-	(113)	-	9,982	-
AN2 - Lvl 3 (b)	-	-	9,055	-	457	-	-	-	9,512	-
AN2 - Lvl 4 (b)	-	-	5,814	-	1,065	-	-	-	6,879	-
AN2 - Lvl 5 (b)	-	-	10,085	-	4,265	-	-	-	14,350	-
AN2 - Lvl 6 (b)	-	-	6,845	-	-	-	-	-	6,845	-
AN3 - Lvl 3 (b)	-	-	54,706	-	286	-	(8)	-	54,984	-
AN3 - Lvl 4 (b)	-	-	50,131	-	6,016	-	(7)	-	56,140	-
AN3 - Lvl 5 (b)	-	-	15,809	-	23,308	-	(440)	-	38,677	-
AN3 - Lvl 6 (b)	-	-	51,445	-	7,518	-	(174)	-	58,789	-
AN4 - Lvl 3 (b)	-	-	25	-	29	-	-	-	54	-

(a) For the period November 06, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
	Units Outstanding				Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
	Beginning of Year		Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Select Four Contracts - continued:
AN4 - Lvl 4 (b)	-	-	30	-	271	-	-	-	301	-
AN4 - Lvl 5 (b)	-	-	363	-	1,015	-	-	-	1,378	-
AN4 - Lvl 6 (b)	-	-	1,035	-	-	-	-	-	1,035	-
AN5 - Lvl 3 (b)	-	-	173	-	19	-	-	-	192	-
AN5 - Lvl 5 (b)	-	-	683	-	(4)	-	-	-	679	-
FL1 - Lvl 3 (b) .	-	-	2,966	-	94	-	-	-	3,060	-
FL1 - Lvl 4 (b) .	-	-	1,448	-	666	-	(205)	-	1,909	-
FL1 - Lvl 5 (b) .	-	-	13,010	-	6,037	-	-	-	19,047	-
FL1 - Lvl 6 (b) .	-	-	2,640	-	4,820	-	(9)	-	7,451	-
FL2 - Lvl 3 (b) .	-	-	9,139	-	20,959	-	(128)	-	29,970	-
FL2 - Lvl 4 (b) .	-	-	9,217	-	31,279	-	(10)	-	40,486	-
FL2 - Lvl 5 (b) .	-	-	6,372	-	70,364	-	(171)	-	76,565	-
FL2 - Lvl 6 (b) .	-	-	4,862	-	55,420	-	(110)	-	60,172	-
FL3 - Lvl 3 (b) .	-	-	2,481	-	35,245	-	(88)	-	37,638	-
FL3 - Lvl 4 (b) .	-	-	7,593	-	35,663	-	(52)	-	43,204	-
FL3 - Lvl 5 (b) .	-	-	4,605	-	77,422	-	(21)	-	82,006	-
FL3 - Lvl 6 (b) .	-	-	15,715	-	55,291	-	(95)	-	70,911	-
GS1 - Lvl 3 (a)	-	-	8,501	-	3,515	-	-	-	12,016	-
GS1 - Lvl 4 (a)	-	-	6,495	-	2,107	-	(1)	-	8,601	-
GS1 - Lvl 5 (a)	-	-	34,227	-	6,196	-	(19)	-	40,404	-
GS1 - Lvl 6 (a)	-	-	28,488	-	3,681	-	-	-	32,169	-
GS2 - Lvl 3 (a)	-	-	1,954	-	442	-	-	-	2,396	-
GS2 - Lvl 4 (a)	-	-	2,096	-	887	-	-	-	2,983	-
GS2 - Lvl 5 (a)	-	-	1,320	-	3,431	-	-	-	4,751	-
GS2 - Lvl 6 (a)	-	-	4,954	-	-	-	-	-	4,954	-
GS3 - Lvl 3 (a)	-	-	23,500	-	5,423	-	(56)	-	28,867	-
GS3 - Lvl 4 (a)	621	-	23,372	610	(7,491)	15	(92)	(4)	16,410	621
GS3 - Lvl 5 (a)	-	-	18,616	-	14,064	-	(78)	-	32,602	-
GS3 - Lvl 6 (a)	-	-	1,756	-	2,556	-	(138)	-	4,174	-
GS4 - Lvl 3 (a)	-	-	-	-	413	-	-	-	413	-
GS4 - Lvl 4 (a)	-	-	4,964	-	(111)	-	-	-	4,853	-
GS4 - Lvl 5 (a)	-	-	3,527	-	(1,010)	-	-	-	2,517	-
GS5 - Lvl 3 (a)	-	-	740	-	(151)	-	-	-	589	-
GS5 - Lvl 4 (a)	-	-	4,920	-	4,639	-	(173)	-	9,386	-
GS5 - Lvl 5 (a)	-	-	16,365	-	373	-	-	-	16,738	-
GS5 - Lvl 6 (a)	-	-	8,492	-	-	-	-	-	8,492	-
GS6 - Lvl 3 (b)	-	-	-	-	1,105	-	-	-	1,105	-
GS6 - Lvl 5 (b)	-	-	5,766	-	7	-	-	-	5,773	-
GS7 - Lvl 3 (b)	-	-	2,256	-	92	-	-	-	2,348	-
GS7 - Lvl 4 (b)	-	-	4,445	-	160	-	-	-	4,605	-
GS7 - Lvl 5 (b)	-	-	1,188	-	5,986	-	-	-	7,174	-
GS7 - Lvl 6 (b)	-	-	7,126	-	(6,015)	-	-	-	1,111	-
IV1 - Lvl 3 (b) .	-	-	126	-	408	-	-	-	534	-
IV1 - Lvl 4 (b) .	-	-	-	-	723	-	-	-	723	-
IV1 - Lvl 5 (b) .	-	-	863	-	215	-	-	-	1,078	-
IV1 - Lvl 6 (b) .	-	-	1,383	-	130	-	-	-	1,513	-

(a) For the period November 06, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
	Units Outstanding				Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
	Beginning of Year		Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Select Four Contracts - continued:
IV2 - Lvl 3 (b)	-	-	574	-	-	-	-	-	574	-
IV2 - Lvl 4 (b) .	-	-	473	-	449	-	-	-	922	-
IV2 - Lvl 6 (b) .	-	-	225	-	306	-	-	-	531	-
JP1 - Lvl 3 (a) .	-	-	567	-	666	-	-	-	1,233	-
JP1 - Lvl 4 (a) .	619	-	6,928	606	1,049	17	(57)	(4)	8,539	619
JP1 - Lvl 5 (a) .	-	-	2,285	-	-	-	-	-	2,285	-
JP2 - Lvl 3 (a) .	-	-	2,926	-	-	-	-	-	2,926	-
JP2 - Lvl 4 (a) .	-	-	1,070	-	4,101	-	-	-	5,171	-
JP2 - Lvl 5 (a) .	-	-	5,740	-	5,778	-	(75)	-	11,443	-
JP2 - Lvl 6 (a) .	-	-	3,615	-	46	-	-	-	3,661	-
JP3 - Lvl 3 (a) .	-	-	729	-	1,290	-	-	-	2,019	-
JP3 - Lvl 4 (a) .	-	-	164	-	378	-	(16)	-	526	-
JP3 - Lvl 5 (a) .	-	-	15,279	-	3,271	-	(80)	-	18,470	-
JP3 - Lvl 6 (a) .	-	-	7,915	-	-	-	-	-	7,915	-
LA1 - Lvl 2 (a)	-	-	52,520	-	(3,401)	-	(1,122)	-	47,997	-
LA1 - Lvl 3 (a)	1,199	-	103,505	1,199	45,985	-	(2,149)	-	148,540	1,199
LA1 - Lvl 4 (a)	1,125	-	91,784	1,125	54,530	-	(380)	-	147,059	1,125
LA1 - Lvl 5 (a)	577	-	167,812	577	96,229	-	(1,657)	-	262,961	577
LA1 - Lvl 6 (a)	-	-	122,687	-	74,358	-	(1,923)	-	195,122	-
LA2 - Lvl 3 (b)	-	-	24,055	-	18,973	-	(335)	-	42,693	-
LA2 - Lvl 4 (b)	-	-	29,133	-	18,809	-	(19)	-	47,923	-
LA2 - Lvl 5 (b)	-	-	22,587	-	31,515	-	(164)	-	53,938	-
LA2 - Lvl 6 (b)	-	-	53,781	-	17,185	-	(57)	-	70,909	-
LA3 - Lvl 3 (b)	-	-	1,631	-	406	-	-	-	2,037	-
LA3 - Lvl 4 (b)	-	-	-	-	339	-	(1)	-	338	-
LA3 - Lvl 5 (b)	-	-	1,534	-	-	-	-	-	1,534	-
LA3 - Lvl 6 (b)	-	-	2,410	-	-	-	-	-	2,410	-
CAS - Lvl 3 (a)	-	-	6,212	-	-	-	(91)	-	6,121	-
CAS - Lvl 4 (a)	298	-	15,927	718	2,170	(420)	(2)	-	18,393	298
CAS - Lvl 5 (a)	3,830	-	28,466	3,830	(8,417)	-	(306)	-	23,573	3,830
CAS - Lvl 6 (a)	-	-	1,347	-	-	-	-	-	1,347	-
EGS - Lvl 3 (a)	2,202	-	34,245	2,200	(6,019)	2	(7,519)	-	22,909	2,202
EGS - Lvl 4 (a)	1,517	-	27,944	1,716	(143)	(191)	(5,797)	(8)	23,521	1,517
EGS - Lvl 5 (a)	1,663	-	74,520	1,663	(9,995)	-	(453)	-	65,735	1,663
EGS - Lvl 6 (a)	-	-	21,223	-	(1,195)	-	(3,696)	-	16,332	-
GSS - Lvl 3 (a)	19	-	70,209	20	(619)	(1)	(1,933)	-	67,676	19
GSS - Lvl 4 (a)	-	-	6,194	-	4,216	-	(17)	-	10,393	-
GSS - Lvl 5 (a)	-	-	35,251	-	11,692	-	(308)	-	46,635	-
GSS - Lvl 6 (a)	-	-	39,645	-	5,549	-	(251)	-	44,943	-
HYS - Lvl 2 (a)	-	-	4,909	-	-	-	-	-	4,909	-
HYS - Lvl 3 (a)	30	-	44,795	20	11,526	10	(1,166)	-	55,185	30
HYS - Lvl 4 (a)	-	-	12,071	-	10,055	-	(69)	-	22,057	-
HYS - Lvl 5 (a)	-	-	58,744	-	21,893	-	(1,683)	-	78,954	-
HYS - Lvl 6 (a)	-	-	46,829	-	5,146	-	(2,383)	-	49,592	-

(a) For the period November 06, 2000 (commencement of operations) through December 31, 2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
					Units Transferred Between
	Units Outstanding				Sub-Accounts and Fixed		Units Withdrawn,		Units Outstanding
	Beginning of Year		Units Purchased		Accumulation Account		Surrendered, and Annuitized		End of Year
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
Futurity Select Four Contracts - continued:
M1A - Lvl 3 (c)	-	-	3,179	-	79	-	(4)	-	3,254	-
M1A - Lvl 4 (c)	-	-	15,652	-	(752)	-	(56)	-	14,844	-
M1A - Lvl 5 (c)	-	-	8,489	-	3,809	-	(1)	-	12,297	-
M1A - Lvl 6 (c)	-	-	27,218	-	(8,140)	-	(126)	-	18,952	-
M1B - Lvl 3 (c)	-	-	20,756	-	850	-	-	-	21,606	-
M1B - Lvl 4 (c)	-	-	26,455	-	(67)	-	(74)	-	26,314	-
M1B - Lvl 5 (c)	-	-	9,230	-	6,379	-	-	-	15,609	-
M1B - Lvl 6 (c)	-	-	18,442	-	(4,929)	-	(96)	-	13,417	-
MFC - Lvl 3 (c)	-	-	7,665	-	32,689	-	-	-	40,354	-
MFC - Lvl 4 (c)	-	-	23,092	-	(349)	-	-	-	22,743	-
MFC - Lvl 5 (c)	-	-	4,219	-	4,360	-	(1)	-	8,578	-
MFC - Lvl 6 (c)	-	-	22,161	-	731	-	(233)	-	22,659	-
MFD - Lvl 3 (c)	-	-	538	-	-	-	-	-	538	-
MFD - Lvl 4 (c)	-	-	2,120	-	-	-	-	-	2,120	-
MFD - Lvl 6 (c)	-	-	6,196	-	553	-	(30)	-	6,719	-
MFE - Lvl 3 (c)	-	-	23,758	-	(3,151)	-	-	-	20,607	-
MFE - Lvl 4 (c)	-	-	6,113	-	214	-	(23)	-	6,304	-
MFE - Lvl 5 (c)	-	-	7,558	-	52	-	-	-	7,610	-
MFE - Lvl 6 (c)	-	-	6,971	-	2,588	-	(28)	-	9,531	-
MFF - Lvl 3 (c)	-	-	2,114	-	(692)	-	-	-	1,422	-
MFF - Lvl 4 (c)	-	-	377	-	-	-	-	-	377	-
MFF - Lvl 5 (c)	-	-	-	-	639	-	-	-	639	-
MFF - Lvl 6 (c)	-	-	8,487	-	(5,411)	-	(9)	-	3,067	-
MFJ - Lvl 3 (c)	-	-	44,839	-	(1,516)	-	(30)	-	43,293	-
MFJ - Lvl 4 (c)	-	-	22,361	-	800	-	(29)	-	23,132	-
MFJ - Lvl 5 (c)	-	-	18,503	-	127	-	(106)	-	18,524	-
MFJ - Lvl 6 (c)	-	-	40,564	-	4,725	-	(27)	-	45,262	-
MFK - Lvl 3 (c)	-	-	35,142	-	(4,043)	-	(8)	-	31,091	-
MFK - Lvl 4 (c)	-	-	26,596	-	146	-	(1)	-	26,741	-
MFK - Lvl 5 (c)	-	-	15,928	-	(2,536)	-	(2)	-	13,390	-
MFK - Lvl 6 (c)	-	-	64,558	-	(10,432)	-	(819)	-	53,307	-
MFL - Lvl 3 (c)	-	-	16,145	-	473	-	-	-	16,618	-
MFL - Lvl 4 (c)	-	-	10,813	-	807	-	(74)	-	11,546	-
MFL - Lvl 5 (c)	-	-	4,999	-	999	-	-	-	5,998	-
MFL - Lvl 6 (c)	-	-	15,347	-	427	-	(63)	-	15,711	-
MIS - Lvl 2 (a)	-	-	41,191	-	4,834	-	(1,152)	-	44,873	-
MIS - Lvl 3 (a)	2,859	-	84,802	2,859	13,508	-	(29,750)	-	71,419	2,859
MIS - Lvl 4 (a)	292	-	59,402	700	9,465	(408)	(645)	-	68,514	292
MIS - Lvl 5 (a)	4,219	-	203,811	1,634	57,204	2,585	(1,065)	-	264,169	4,219
MIS - Lvl 6 (a)	-	-	38,559	-	1,851	-	-	-	40,410	-
MIT - Lvl 3 (a) .	2,638	-	57,422	2,638	9,853	-	(17,304)	-	52,609	2,638
MIT - Lvl 4 (a) .	1,239	-	42,392	1,239	1,905	-	(4,720)	-	40,816	1,239
MIT - Lvl 5 (a) .	-	-	91,547	-	21,166	-	(1,524)	-	111,189	-
MIT - Lvl 6 (a) .	-	-	43,258	-	(6,190)	-	-	-	37,068	-
NWD - Lvl 2 (a)	-	-	27,897	-	(464)	-	(615)	-	26,818	-

(a) For the period November 06, 2000 (commencement of operations) through December 31, 2000.

(c) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Futurity Select Four Contracts - continued:
NWD - Lvl 3 (a)	17	-	31,018	15	303	2	(810)	-	30,528	17
NWD - Lvl 4 (a)	387	-	27,994	1,068	1,679	(681)	(329)	-	29,731	387
NWD - Lvl 5 (a)	2,903	-	87,817	1,558	2,480	1,345	(866)	-	92,334	2,903
NWD - Lvl 6 (a)	-	-	16,443	-	(5,325)	-	(1,984)	-	9,134	-
TRS - Lvl 3 (a)	1,238	-	30,917	1,238	24,694	-	(2,058)	-	54,791	1,238
TRS - Lvl 4 (a)	1,162	-	11,729	1,162	8,244	-	(162)	-	20,973	1,162
TRS - Lvl 5 (a)	1,327	-	84,233	1,327	11,657	-	(1,740)	-	95,477	1,327
TRS - Lvl 6 (a)	-	-	55,713	-	22,067	-	(461)	-	77,319	-
UTS - Lvl 3 (a)	5	-	6,812	5	3,949	-	(1,889)	-	8,877	5
UTS - Lvl 4 (a)	1,226	-	17,678	1,226	7,289	-	(210)	-	25,983	1,226
UTS - Lvl 5 (a)	-	-	27,988	-	12,147	-	(1,200)	-	38,935	-
UTS - Lvl 6 (a)	-	-	11,894	-	271	-	(445)	-	11,720	-
RX1 - Lvl 3 (b)	-	-	396	-	-	-	-	-	396	-
RX1 - Lvl 6 (b)	-	-	315	-	-	-	-	-	315	-
RX2 - Lvl 3 (b)	-	-	108	-	-	-	-	-	108	-
RX2 - Lvl 4 (b)	-	-	-	-	713	-	-	-	713	-
RX2 - Lvl 5 (b)	-	-	87	-	(7)	-	-	-	80	-
RX2 - Lvl 6 (b)	-	-	-	-	69	-	-	-	69	-
SC1 - Lvl 2 (a)	-	-	35,285	-	(14,574)	-	-	-	20,711	-
SC1 - Lvl 3 (a)	5	-	115,466	15	(33,959)	(10)	(468)	-	81,044	5
SC1 - Lvl 4 (a)	3,906	-	43,947	-	(11,761)	3,906	(10,167)	-	25,925	3,906
SC1 - Lvl 5 (a)	-	-	135,862	-	(16,023)	-	(1,295)	-	118,544	-
SC1 - Lvl 6 (a)	-	-	27,126	-	49,325	-	(239)	-	76,212	-
SC2 - Lvl 2 (a)	-	-	14,139	-	13,665	-	-	-	27,804	-
SC2 - Lvl 3 (a)	47	-	63,624	55	19,019	(8)	(623)	-	82,067	47
SC2 - Lvl 4 (a)	-	-	44,105	-	28,841	-	(147)	-	72,799	-
SC2 - Lvl 5 (a)	-	-	67,199	-	54,867	-	(1,215)	-	120,851	-
SC2 - Lvl 6 (a)	-	-	81,902	-	20,480	-	(3,645)	-	98,737	-
SC3 - Lvl 2 (a)	-	-	4,636	-	-	-	-	-	4,636	-
SC3 - Lvl 3 (a)	18	-	9,952	20	483	(2)	(68)	-	10,385	18
SC3 - Lvl 4 (a)	-	-	10,652	-	3,130	-	(30)	-	13,752	-
SC3 - Lvl 5 (a)	557	-	18,450	557	3,375	-	(171)	-	22,211	557
SC3 - Lvl 6 (a)	-	-	23,802	-	(4,816)	-	(1,332)	-	17,654	-
SC4 - Lvl 3 (a)	46	-	22,397	45	(13,784)	1	(109)	-	8,550	46
SC4 - Lvl 4 (a)	-	-	21,032	-	(7,383)	-	(84)	-	13,565	-
SC4 - Lvl 5 (a)	-	-	37,967	-	(20,841)	-	(312)	-	16,814	-
SC4 - Lvl 6 (a)	-	-	50,203	-	(37,582)	-	(4,722)	-	7,899	-
SC5 - Lvl 2 (a)	-	-	6,661	-	-	-	-	-	6,661	-
SC5 - Lvl 3 (a)	37	-	40,536	30	7,203	7	(5,313)	-	42,463	37
SC5 - Lvl 4 (a)	380	-	47,168	1,055	5,652	(675)	(5,283)	-	47,917	380
SC5 - Lvl 5 (a)	2,580	-	100,669	-	11,159	2,580	(797)	-	113,611	2,580
SC5 - Lvl 6 (a)	-	-	73,579	-	(12,067)	-	(3,753)	-	57,759	-
SC6 - Lvl 3 (a)	-	-	5,775	-	1,296	-	-	-	7,071	-
SC6 - Lvl 4 (a)	-	-	143	-	1,029	-	-	-	1,172	-
SC6 - Lvl 5 (a)	-	-	1,660	-	751	-	(177)	-	2,234	-
SC6 - Lvl 6 (a)	-	-	7,385	-	714	-	-	-	8,099	-
(a) For the period November 06, 2000 (commencement of operations) through December 31,2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued

Units Outstanding Beginning of Year			Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
Year Ended December 31, 2001		Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000

Futurity Select Four Contracts - continued:
SC7 - Lvl 2 (a)	-	-	10,499	-	-	-	-	-	10,499	-
SC7 - Lvl 3 (a)	50	-	77,957	50	(1,799)	-	(19,468)	-	56,740	50
SC7 - Lvl 4 (a)	-	-	73,223	-	(13,249)	-	(4,663)	-	55,311	-
SC7 - Lvl 5 (a)	-	-	104,990	-	21,232	-	(1,020)	-	125,202	-
SC7 - Lvl 6 (a)	-	-	78,824	-	(15,810)	-	(4,982)	-	58,032	-
SC8 - Lvl 3 (a)	1,915	-	3,491	1,915	1,222	-	-	-	6,628	1,915
SC8 - Lvl 4 (a)	-	-	2,851	-	2,392	-	(160)	-	5,083	-
SC8 - Lvl 5 (a)	-	-	24,561	-	(4,049)	-	(441)	-	20,071	-
SC8 - Lvl 6 (a)	-	-	1,821	-	254	-	-	-	2,075	-
SC9 - Lvl 3 (a)	-	-	2,397	-	1,276	-	-	-	3,673	-
SC9 - Lvl 4 (a)	-	-	6,144	-	1,805	-	-	-	7,949	-
SC9 - Lvl 5 (a)	585	-	27,665	585	(48)	-	(384)	-	27,818	585
SC9 - Lvl 6 (a)	-	-	6,157	-	3,500	-	(29)	-	9,628	-
SCA - Lvl 2 (a)	-	-	19,603	-	(1,936)	-	(376)	-	17,291	-
SCA - Lvl 3 (a)	30	-	36,082	30	(13,978)	-	(69)	-	22,065	30
SCA - Lvl 4 (a)	-	-	33,535	-	(17,120)	-	(154)	-	16,261	-
SCA - Lvl 5 (a)	918	-	58,057	918	1,516	-	(194)	-	60,297	918
SCA - Lvl 6 (a)	-	-	25,625	-	(13,976)	-	(3,458)	-	8,191	-
SCB - Lvl 3 (a)	14	-	9,089	15	5,422	(1)	(50)	-	14,475	14
SCB - Lvl 4 (a)	-	-	12,066	-	6,756	-	(150)	-	18,672	-
SCB - Lvl 5 (a)	574	-	15,375	574	11,099	-	(31)	-	27,017	574
SCB - Lvl 6 (a)	-	-	20,745	-	4,160	-	(1,517)	-	23,388	-
SCC - Lvl 4 (a)	-	-	3,041	-	182	-	-	-	3,223	-
SCC - Lvl 5 (a)	874	-	6,083	874	3,682	-	(1)	-	10,638	874
SCC - Lvl 6 (a)	-	-	367	-	-	-	-	-	367	-
SCD - Lvl 3 (b)	-	-	5,433	-	1,900	-	-	-	7,333	-
SCD - Lvl 4 (b)	-	-	115	-	431	-	-	-	546	-
SCD - Lvl 5 (b)	-	-	2,300	-	9	-	-	-	2,309	-
SCD - Lvl 6 (b)	-	-	923	-	151	-	-	-	1,074	-
SCE - Lvl 3 (b)	-	-	184	-	2,750	-	-	-	2,934	-
SCE - Lvl 4 (b)	-	-	1,469	-	480	-	-	-	1,949	-
SCE - Lvl 5 (b)	-	-	2,057	-	-	-	-	-	2,057	-
SCE - Lvl 6 (b)	-	-	776	-	-	-	-	-	776	-
SCF - Lvl 3 (b)	-	-	18,535	-	1,413	-	-	-	19,948	-
SCF - Lvl 4 (b)	-	-	894	-	1,332	-	-	-	2,226	-
SCF - Lvl 5 (b)	-	-	3,449	-	143	-	-	-	3,592	-
SCF - Lvl 6 (b)	-	-	1,328	-	907	-	-	-	2,235	-
SCG - Lvl 3 (b)	-	-	15,087	-	-	-	-	-	15,087	-
SCG - Lvl 5 (b)	-	-	292	-	(28)	-	-	-	264	-
SCG - Lvl 6 (b)	-	-	576	-	706	-	-	-	1,282	-
SCH - Lvl 3 (b)	-	-	14,165	-	159	-	-	-	14,324	-
SCH - Lvl 4 (b)	-	-	2,884	-	2	-	-	-	2,886	-
SCH - Lvl 5 (b)	-	-	7,478	-	1,812	-	(135)	-	9,155	-
SCH - Lvl 6 (b)	-	-	1,513	-	1,179	-	(8)	-	2,684	-
SCI - Lvl 3 (b)	-	-	2,729	-	468	-	(11)	-	3,186	-
SCI - Lvl 4 (b)	-	-	9,150	-	14	-	-	-	9,164	-
SCI - Lvl 5 (b)	-	-	2,812	-	3,454	-	-	-	6,266	-
SCI - Lvl 6 (b)	-	-	578	-	760	-	-	-	1,338	-

(a) For the period November 06, 2000 (commencement of operations) through December 31,2000.

(b) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2001:

	Purchases	Sales
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund	$ 25,604,964	$ 9,660,670
V.I. Growth Fund	17,009,806	16,759,523
V.I. Growth and Income Fund	22,442,651	14,566,058
V.I. International Equity Fund	38,123,165	23,203,867
V.I. Value Fund	3,828,895	168,255
The Alger American Fund
Growth Portfolio	48,970,768	22,239,097
Income and Growth Portfolio	32,152,059	12,098,289
Small Capitalization Portfolio	9,015,328	7,319,364
Alliance Variable Products Series Fund, Inc.
VP Premier Growth Fund	5,491,518	306,448
VP Technology Fund	1,314,784	49,067
VP Growth and Income Fund	16,038,033	593,982
VP Worldwide Privatization Fund	323,353	7,875
VP Quasar Fund	2,337,334	137,161
Credit Suisse Institutional
Emerging Markets Portfolio	207,011	821,311
International Equity Portfolio	89,420	414,523
Global Post-Venture Capital Portfolio	384,159	452,136
Small Company Growth Portfolio	3,365,895	3,140,607
Fidelity Variable Insurance Products Funds
VIP Contra Fund	2,953,290	151,864
VIP Overseas Fund	24,410,593	400,155
VIP Growth Fund	32,909,879	256,753
Goldman Sachs Variable Insurance Trust
VIT COREsm Large Cap Growth Fund	8,282,925	6,050,548
VIT COREsm Small Cap Equity Fund	3,286,486	1,835,523
VIT COREsm US Equity Fund	7,205,689	5,628,724
Growth and Income Fund	2,568,286	1,854,626
International Equity Fund	5,440,416	2,671,087
Internet Tollkeeper Fund	333,628	1,736
Capital Growth Fund	829,180	23,741
INVESCO Variable Investment Funds, Inc.
VIF Dynamics Fund	2,488,580	752,022
VIF Small Company Growth Fund	971,119	63,106
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio	5,448,068	5,216,074
International Opportunities Portfolio	4,272,786	3,524,614
Small Company Portfolio	3,023,350	1,943,456
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	99,236,389	12,314,991
Mid Cap Value	24,328,311	1,311,623
International Portfolio	337,616	1,483
MFS/Sun Life Series Trust
Capital Appreciation Series	21,002,799	10,102,294
Emerging Growth Series	44,954,515	28,087,008

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust - continued
Government Securities Series	$ 45,256,779	$ 16,897,316
High Yield Series	28,778,052	10,763,464
New Discovery S Class	2,624,859	474,806
Massachusetts Investors Growth Stock S Class	3,383,907	83,611
High Yield S Class	3,929,299	274,049
Capital Appreciation S Class	724,126	17,303
Utilities S Class	2,630,585	116,549
Emerging Growth S Class	1,364,319	471,679
Total Return S Class	8,478,719	33,475
Government Securities S Class	7,751,410	1,366,177
Massachusetts Investors Trust S Class	2,651,926	44,959
Massachusetts Investors Growth Stock Series	38,204,810	10,699,942
Massachusetts Investors Trust Series	26,129,484	7,685,583
Money Market Series	10,517,081	9,704,762
New Discovery Series	28,578,495	17,567,256
Total Return Series	43,044,943	8,517,190
Utilities Series	30,726,181	12,808,058
OCC Accumulation Trust
Equity Portfolio	4,504,804	16,599,302
Mid Cap Portfolio	4,210,558	5,279,665
Small Cap Portfolio	4,745,036	7,410,162
Managed Portfolio	774,282	955,512
Rydex Variable Trust
VT Nova Fund	200,296	650
VT OTC Fund	1,771,187	71,147
Salomon Brothers Variable Series Funds, Inc.
Capital Fund	605,021	202,761
Investors Fund	376,274	382,861
Strategic Bond Fund	1,120,035	2,421,868
Total Return Fund	375,936	891,869
Sun Capital Advisers Trust
Money Market Fund	143,462,488	66,374,695
Investment Grade Bond Fund	62,271,448	11,720,819
Real Estate Fund	17,020,822	10,341,754
Select Equity Fund	22,850,822	23,263,591
Blue Chip Mid Cap Fund	39,314,394	19,899,114
Investors Foundation Fund	3,326,988	2,077,923
Davis Venture Value Fund	50,038,874	25,589,835
Davis Financial Fund	7,242,856	1,396,508
Value Equity Fund	5,696,171	1,095,686
Value Mid Cap Fund	25,171,952	19,399,634
Value Small Cap Fund	18,109,205	3,322,305
Value Managed Fund	3,280,182	806,224
INVESCO Technology Fund	2,737,541	658,421
INVESCO Telecommunications Fund	504,647	41,043
INVESCO Health Sciences Fund	4,584,796	243,707
INVESCO Energy Fund	1,857,784	793,583
Neuberger Berman Mid Cap Value Fund	1,521,783	58,404
Neuberger Berman Mid Cap Growth Fund	2,709,054	129,900

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(7) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, the investment income ratio and total return for the year ended December 31, 2001, follows.

	At December 31,			For year ended December 31,
		Unit Fair Value lowest		Investment	Expense Ratio	Total Return lowest
	Units	to highest	Net Assets	Income Ratio*	lowest to highest**	to highest***
AIM V.I. Capital Appreciation Fund
December 31, 2001	5,563,655	$6.1966 to $11.5712	$44,487,725	-%	1.15% to 1.85%	(24.71)% to (24.16)%
AIM V.I. Growth Fund
December 31, 2001	5,978,099	5.1794 to 9.7277	37,503,852	0.20	1.00 to 1.85	(35.12) to (34.55)
AIM V.I. Growth and Income Fund
December 31, 2001	7,175,804	6.3069 to 10.476	55,463,593	0.05	1.00 to 1.85	(24.27) to (23.61)
AIM V.I. International Equity Fund
December 31, 2001	7,454,026	6.5504 to 10.2443	54,183,196	0.35	1.00 to 1.85	(24.96) to (24.30)
AIM V.I. Value Fund
December 31, 2001(a)	407,446	7.9492 to 8.9475	3,603,548	0.29	1.15 to 1.85	(11.78) to (11.35)
Alger American Growth Portfolio
December 31, 2001	10,169,607	7.0163 to 12.8134	87,365,194	0.24	1.00 to 1.85	(13.46) to (12.70)
Alger American Income and Growth
Portfolio
December 31, 2001	5,785,259	7.8053 to 14.287	59,309,865	0.38	1.00 to 1.85	(15.92) to (15.18)
Alger American Small Capitalization
Portfolio
December 31, 2001	1,962,751	5.2129 to 8.8215	12,963,425	0.06	1.15 to 1.85	(30.83) to (30.32)
Alliance Premier Growth Fund
December 31, 2001(a)	601,780	7.653 to 8.7181	5,144,499	-	1.15 to 1.85	(14.74) to (14.33)
Alliance Technology Fund
December 31, 2001(a)	157,358	6.9178 to 8.2622	1,269,256	-	1.15 to 1.85	(19.53) to (19.15)
Alliance Growth and Income Fund
December 31, 2001(a)	1,689,129	8.4391 to 9.3829	15,672,268	0.05	1.15 to 1.85	(7.70) to (7.26)
Alliance Worldwide Privatization Fund
December 31, 2001(a)	37,676	6.7392 to 9.2621	321,781	0.01	1.15 to 1.85	(14.82) to (14.41)
Alliance Quasar Fund
December 31, 2001(a)	207,369	7.363 to 9.3784	1,950,541	-	1.15 to 1.85	(6.25) to (5.80)
Credit Suisse Emerging Markets Portfolio
December 31, 2001	124,190	8.3385 to 11.8873	1,308,132	-	1.15 to 1.85	(10.92) to (10.68)
Credit Suisse International Equity Portfolio
December 31, 2001	104,918	8.3953 to 9.596	883,610	-	1.15 to 1.85	(29.64) to (29.45)
Credit Suisse Global Post-Venture Capital
Portfolio
December 31, 2001	58,715	9.3337 to 11.3746	576,848	-	1.15 to 1.40	(23.27) to (23.16)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(7) Financial Highlights - continued

	At December 31,			For year ended December 31,
	Units	Unit Fair Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Credit Suisse Small Company Growth
Portfolio
December 31, 2001	252,504	$9.7884 to $12.2702	$ 2,952,097	-	1.15% to 1.85%	(17.19)% to (16.97)%
Fidelity Contra Fund
December 31, 2001(a)	301,559	8.2113 to 9.5741	2,851,982	-	1.15 to 1,85	(5.68) to (5.23)
Fidelity Overseas Fund
December 31, 2001(a)	2,991,637	7.4421 to 8.5233	24,051,764	-	1.15 to 1.85	(19.82) to (19.44)
Fidelity Growth Fund
December 31, 2001(a)	3,773,079	7.7787 to 8.8778	32,730,723	-	1.15 to 1.85	(13.49) to (13.08)
Goldman Sachs VIT sm CORE Large Cap
Growth Fund
December 31, 2001	2,906,746	5.599 to 9.3984	21,570,379	0.03	1.15 to 1.85	(22.24) to (21.67)
Goldman Sachs VIT sm CORE Small Cap
Equity Fund
December 31, 2001	668,766	9.0737 to 12.4635	7,691,027	0.31	1.15 to 1.85	2.58 to 3.33
Goldman Sachs VIT sm CORE U.S. Equity
Fund
December 31, 2001	2,154,860	7.7804 to 11.1917	20,333,064	0.44	1.15 to 1.85	(13.58) to (12.95)
Goldman Sachs Growth and Income Fund
December 31, 2001	887,554	8.2218 to 9.6366	7,760,248	0.45	1.15 to 1.85	(11.03) to (10.37)
Goldman Sachs International Equity Fund
December 31, 2001	1,311,340	7.2538 to 9.9775	10,458,720	1.45	1.15 to 1.85	(23.71) to (23.15)
Goldman Sachs Internet Tollkeeper Fund
December 31, 2001(a)	46,526	6.545 to 7.6518	335,126	-	1.15 to 1.85	(28.17) to (27.82)
Goldman Sachs Capital Growth Fund
December 31, 2001(a)	90,647	8.5073 to 9.0546	798,856	0.23	1.15 to 1.85	(12.08) to (11.69)
INVESCO Dynamics Fund
December 31, 2001(a)	170,065	7.2534 to 8.3429	1,371,474	-	1.15 to 1.85	(19.59) to (19.20)
INVESCO Small Company Growth Fund
December 31, 2001(a)	105,665	7.4813 to 8.7461	933,440	-	1.15 to 1.85	(11.90) to (11.48)
J. P. Morgan U.S. Disciplined Equity
Portfolio
December 31, 2001	2,063,692	7.7128 to 10.1168	18,832,702	0.48	1.15 to 1.85	(13.55) to (12.92)
J. P. Morgan International Opportunities
Portfolio
December 31, 2001	915,732	7.2397 to 10.0974	7,427,975	0.95	1.15 to 1.85	(20.65) to (20.07)
J. P. Morgan Small Company Portfolio
December 31, 2001	664,931	7.6661 to 12.252	6,757,718	0.04	1.15 to 1.85	(9.74) to (9.08)
Lord Abbett Growth and Income Portfolio
December 31, 2001	11,399,173	9.8977 to 12.8855	130,365,761	0.85	1.00 to 1.85	(8.45) to (7.66)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(7) Financial Highlights - continued

	At December 31,			For year ended December 31,
	Units	Unit Fair Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Lord Abbett Mid Cap Value Portfolio
December 31, 2001(a)	2,281,117	$8.9499 to $9.951	$23,695,759	0.84%	1.15% to 1.85%	3.44% to 3.90)%
Lord Abbett International Portfolio
December 31, 2001(a)	42,292	7.0106 to 8.9279	332,937	0.29	1.15 to 1.85	(21.47) to (21.12)
MFS/Sun Life Capital Appreciation Series
December 31, 2001	3,296,185	6.1469 to 10.5012	25,983,854	0.36	1.00 to 1.85	(26.71) to (26.07)
MFS/Sun Life Emerging Growth Series
December 31, 2001	6,733,222	5.6007 to 12.2101	52,492,438	-	1.15 to 1.85	(35.80) to (35.33)
MFS/Sun Life Government Securities
Series
December 31, 2001	4,640,049	10.75 to 11.601	53,198,300	5.16	1.10 to 1.85	5.45 to 6.37
MFS/Sun Life High Yield Series
December 31, 2001	4,366,787	9.3145 to 9.8965	41,407,521	8.60	1.15 to 1.85	(0.14) to 0.59)
MFS/Sun Life New Discovery S Class
December 31, 2001(b)	234,663	8.0788 to 9.967	2,417,131	-	1.15 to 1.85	2.86 to 3.12
MFS/Sun Life Massachusetts Investors
Growth Stock S Class
December 31, 2001(b)	352,547	8.0479 to 9.8053	3,443,901	-	1.15 to 1.85	(2.45) to (2.21)
MFS/Sun Life High Yield S Class
December 31, 2001(b)	375,235	8.404 to 9.8255	3,706,867	-	1.15 to 1.85	(1.34) to (1.09)
MFS/Sun Life Capital Appreciation S Class
December 31, 2001(b)	75,869	7.6216 to 9.8565	737,135	-	1.15 to 1.85	(2.96) to (2.75)
MFS/Sun Life Utilities S Class
December 31, 2001(b)	282,084	7.5521 to 9.2085	2,517,114	-	1.15 to 1.85	(10.89) to (10.67)
MFS/Sun Life Emerging Growth S Class
December 31, 2001(b)	100,216	7.8897 to 9.2854	973,048	-	1.15 to 1.85	(3.06) to (2.83)
MFS/Sun Life Total Return S Class
December 31, 2001(b)	869,203	8.1437 to 9.7889	8,657,514	-	1.15 to 1.85	(0.53) to (0.29)
MFS/Sun Life Government Securities S
Class
December 31, 2001(b)	628,219	8.4902 to 10.244	6,351,596	-	1.15 to 1.85	0.99 to 1.24
MFS/Sun Life Massachusetts Investors
Trust S Class
December 31, 2001(b)	276,474	7.8888 to 9.6608	2,671,470	-	1.15 to 1.85	(3.49) to (3.26)
MFS/Sun Life Massachusetts Investors
Growth Stock Series
December 31, 2001	7,310,990	6.8988 to 9.7996	55,294,423	0.11	1.00 to 1.85	(26.29) to (25.65)
MFS/Sun Life Massachusetts Investors
Trust Series
December 31, 2001	4,731,430	8.3767 to 9.9278	40,259,945	0.77	1.15 to 1.85	(17.30) to (16.70)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

(b) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(7) Financial Highlights - continued

	At December 31,			For year ended December 31,
	Units	Unit Fair Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
MFS/Sun Life Money Market Series
December 31, 2001	598,302	$11.2904	$ 6,809,800	3.44%	1.25%	2.34%
MFS/Sun Life New Discovery Series
December 31, 2001	3,148,941	7.8672 to 14.4709	34,145,689	-	1.00 to 1.85	(6.88) to (6.07)
MFS/Sun Life Total Return Series
December 31, 2001	4,188,905	10.2072 to 11.8762	47,271,929	3.01	1.10 to 1.85	(1.36) to (0.50)
MFS/Sun Life Utilities Series
December 31, 2001	5,070,993	8.4643 to 12.6248	46,649,921	3.77	1.15 to 1.85	(25.72) to (25.18)
OCC Accumulation Equity Portfolio
December 31, 2001	1,054,691	10.7412 to 11.2525	11,224,190	0.93	1.15 to 1.85	(13.15) to (8.08)
OCC Accumulation Mid Cap Portfolio
December 31, 2001	900,726	14.3036 to 15.6418	14,564,433	0.21	1.15 to 1.85	4.58 to 5.34
OCC Accumulation Managed Portfolio
December 31, 2001	304,247	10.9367 to 11.5107	3,346,490	2.37	1.15 to 1.85	(6.44) to (6.00)
OCC Accumulation Small Cap Portfolio
December 31, 2001	536,606	11.3704 to 15.2911	7,470,840	1.07	1.15 to 1.85	6.32 to 7.09
Rydex Nova Fund
December 31, 2001(a)	25,047	7.5481 to 9.1202	206,738	3.83	1.40 to 1.85	(17.65) to (17.34)
Rydex OTC Fund
December 31, 2001(a)	207,526	6.4472 to 8.2307	1,646,368	-	1.40 to 1.85	(20.84) to (20.49)
Salomon Brothers Capital Fund
December 31, 2001	58,507	15.3706	895,117	1.06	1.40	(0.84)
Salomon Brothers Investors Fund
December 31, 2001	46,806	12.4261	566,123	0.77	1.40	(5.48)
Salomon Brothers Strategic Bond Fund
December 31, 2001	312,493	11.3543	3,651,666	4.01	1.40	5.43
Salomon Brothers Total Return Fund
December 31, 2001	377,628	10.5189	3,979,916	2.50	1.40	(2.18)
Sun Capital Money Market Fund
December 31, 2001	10,787,454	10.9209 to 10.6595	115,305,491	3.13	1.00 to 1.85	1.66 to 2.55
Sun Capital Investment Grade Bond Fund
December 31, 2001	7,089,173	10.7052 to 11.2878	79,912,659	6.01	1.15 to 1.85	5.24 to 6.01
Sun Capital Real Estate Fund
December 31, 2001	1,408,479	11.0724 to 13.8086	18,358,466	5.46	1.15 to 1.85	10.47 to 11.27
Sun Capital Select Equity Fund
December 31, 2001	994,748	6.7732 to 10.2515	8,230,145	0.24	1.15 to 1.85	(17.81) to (17.20)
Sun Capital Blue Chip Mid Cap Fund
December 31, 2001	4,473,960	8.7568 to 15.1331	51,486,712	-	1.00 to 1.85	(5.06) to (4.24)
Sun Capital Investors Foundation Fund
December 31, 2001	399,721	8.1455 to 10.3172	3,569,703	0.36	1.15 to 1.85	(9.64) to (8.98)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

Futurity, Futurity II, Futurity Focus, Futurity Accolade, Futurity Focus II, Futurity III and Futurity

Select Four Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(7) Financial Highlights - continued

	At December 31,			For year ended December 31,
	Units	Unit Fair Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***
Sun Capital Davis Venture Value Fund
December 31, 2001	3,692,440	$8.5577 to $9.0832	$32,120,228	0.53%	1.00% to 1.85%	(12.27)% to (11.51)%
Sun Capital Davis Financial Fund
December 31, 2001	771,222	9.4147 to 10.4689	7,997,588	-	1.15 to 1.85	(8.33) to (7.66)
Sun Capital Value Equity Fund
December 31, 2001	426,871	9.3753 to 11.1956	4,530,621	0.90	1.15 to 1.85	(4.37) to (3.68)
Sun Capital Value Mid Cap Fund
December 31, 2001	1,179,279	9.7186 to 10.2926	12,795,381	0.02	1.15 to 1.85	4.85 to 5.60
Sun Capital Value Small Cap Fund
December 31, 2001	1,560,208	10.1641 to 12.175	19,339,906	0.03	1.15 to 1.85	6.89 to 7.66
Sun Capital Value Managed Fund
December 31, 2001	237,971	9.3713 to 10.9697	2,472,871	1.12	1.15 to 1.85	(7.81) to (7.15)
Sun Capital INVESCO Technology Fund
December 31, 2001(a)	279,791	5.9838 to 8.0371	1,980,902	-	1.15 to 1.85	(85.25) to (29.12)
Sun Capital INVESCO Telecommunications
Fund
December 31, 2001(a)	76,141	5.2615 to 6.6239	419,467	-	1.15 to 1.85	(45.04) to (44.87)
Sun Capital INVESCO Health Sciences
Fund
December 31, 2001(a)	430,414	8.7867 to 10.1927	4,363,323	-	1.15 to 1.85	(23.95) to 1.59
Sun Capital INVESCO Energy Fund
December 31, 2001(a)	90,980	7.4007 to 8.7894	773,270	0.10	1.15 to 1.85	(15.25) to (14.84)
Sun Capital Neuberger Berman Mid Cap
Value Fund
December 31, 2001(a)	154,774	8.1066 to 9.6479	1,516,630	0.63	1.15 to 1.85	(2.28) to (1.81)
Sun Capital Neuberger Berman Mid Cap
Growth Fund
December 31, 2001(a)	280,389	7.5155 to 9.3302	2,429,298	-	1.15 to 1.85	(13.60) to (13.19)

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.

* Represents the dividends, excluding distributions of capital gains, received by the Sub Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recogition of investment income by the Sub Account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the of the reporting period.

Independent Auditors' Report

To the Participants in Futurity, Futurity II, Futurity Focus, Futurity Accolade,

Futurity Focus II, Futurity III and Futurity Select Four

and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub- Account, AIM V.I. Value Sub-Account, the Alger American Growth Sub-Account, the Alger American Income and Growth Sub-Account, the Alger American Small Capitalization Sub-Account, Alliance Premier Growth Sub-Account, Alliance Technology Sub-Account, Alliance Growth and Income Sub-Account, Alliance Worldwide Privatization Sub-Account, Alliance Quasar Sub-Account, Credit Suisse Institutional Emerging Markets Sub-Account, Credit Suisse Institutional International Equity Sub-Account, Credit Suisse Institutional Global Post-Venture Capital Sub-Account, Credit Suisse Institutional Small Company Growth Sub- Account, Fidelity Contrafund Sub-Account, Fidelity Overseas Sub-Account, Fidelity Growth Sub-Account, Goldman Sachs VITSM CORE Large Cap Growth Sub-Account, Goldman Sachs VITSM CORE Small Cap Equity Sub-Account, Goldman Sachs VITSM CORE U.S. Equity Sub-Account, Goldman Sachs Growth and Income Sub-Account, Goldman Sachs International Equity Sub-Account, Goldman Sachs Internet Tollkeeper Sub-Account, Goldman Sachs Capital Growth Sub-Account, INVESCO Dynamics Sub-Account, INVESCO Small Company Growth Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, Lord Abbett International Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Total Return S Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account, OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, Rydex Nova Sub-Account, Rydex OTC Sub-Account, Salomon Brothers Capital Sub-Account, Salomon Brothers Investors Sub-Account, Salomon Brothers Strategic Bond Sub-Account, Salomon Brothers Total Return Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Advisers Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital Select Equity Sub-Account, Sun Capital Advisers Blue Chip Mid Cap Sub-Account, Sun Capital Advisers Investors Foundation Sub-Account, Sun Capital Advisers Davis Venture Value Sub-Account, Sun Capital Advisers Davis Financial Sub-Account, Sun Capital Value Equity Sub- Account, Sun Capital Value Mid Cap Sub-Account, Sun Capital Value Small Cap Sub-Account, Sun Capital Value Managed Sub-Account, Sun Capital Advisers INVESCO Technology Sub-Account, Sun Capital Advisers INVESCO Telecommunications Sub-Account, Sun Capital Advisers INVESCO Health Sciences Sub-Account, Sun Capital Advisers INVESCO Energy Sub-Account, Sun Capital Neuberger Berman Mid Cap Value Sub-Account and Sun Capital Neuberger Berman Mid Cap Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F, (the ''Sub-Accounts'') as of December 31, 2001, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2001 and 2000. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believed that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements presents fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2001, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2002

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001

Assets:
Investment in MFS/Sun Life Series Trust:	Shares	Cost	Value
Bond Series (BDS)	14,923,966	$163,403,926	$169,203,598
Capital Appreciation Series (CAS)	53,196,989	1,848,021,509	1,062,501,873
Capital Opportunities S Class (CO1)	505,601	6,300,034	6,728,752
Capital Opportunities Series (COS).	37,096,019	746,972,220	494,334,507
Emerging Growth Series (EGS)	47,837,649	1,208,165,335	763,541,494
Emerging Markets Equity S Class (EM1)	43,291	355,539	377,616
Emerging Markets Equity Series (FCE)	3,661,293	36,170,325	31,971,181
International Growth Series (FCG)	12,304,905	140,909,796	116,933,635
Global Asset Allocation S Class (GA1)	42,623	490,904	501,186
Global Asset Allocation Series (GAA)	7,182,658	103,034,638	84,523,221
Global Governments S Class (GG1)	17,069	171,033	166,093
Global Growth S Class (GG2)	137,753	1,320,879	1,357,130
Global Growth Series (GGR).	26,424,930	401,141,812	260,753,282
Global Governments Series (GGS)	4,605,980	48,286,973	44,868,927
Government Securities Series (GSS)	44,875,989	577,871,176	595,817,605
Global Telecommunications S Class (GT1)	60,889	217,597	235,015
Global Total Return S Class (GT2).	110,984	1,459,816	1,472,798
Global Total Return Series (GTR)	6,338,890	95,019,285	84,179,693
Global Telecommunications Series (GTS)	719,233	3,704,514	2,777,404
High Yield Series (HYS)	42,758,792	346,102,100	301,248,941
International Growth S Class (IG1)	327,067	3,010,055	3,104,040
New Discovery S Class (M1A).	544,252	6,900,442	7,664,202
Massachusetts Investors Growth Stock S Class (M1B)	1,429,996	13,289,132	13,864,858
Mid Cap Growth S Class (MC1)	1,005,015	6,508,559	6,977,776
Mid Cap Growth Series (MCS)	10,863,790	87,431,377	75,425,119
Bond S Class (MF7)	924,134	10,471,316	10,465,489
High Yield S Class (MFC)	1,175,968	8,176,264	8,280,487
Capital Appreciation S Class (MFD)	573,622	10,941,499	11,446,860
Utilities S Class (MFE)	428,749	5,427,522	5,400,088
Emerging Growth S Class (MFF)	320,684	4,833,333	5,113,096
Total Return S Class (MFJ).	1,692,869	29,571,613	30,354,276
Government Securities S Class (MFK)	1,794,639	23,962,119	23,818,975
Massachusetts Investors Trust S Class (MFL)	704,394	18,450,162	18,941,390
International Investors Trust S Class (MI1)	42,527	417,904	422,349
International Investors Trust Series (MII)	6,194,362	78,909,850	61,534,977
Massachusetts Investors Growth Stock Series (MIS)	75,578,582	1,043,499,930	733,012,486
Massachusetts Investors Trust Series (MIT)	62,137,945	2,108,299,095	1,672,534,123
Money Market S Class (MM1)	20,489,997	20,489,997	20,489,997
Money Market Series (MMS)	654,694,383	654,694,383	654,694,383
Managed Sectors S Class (MS1)	42,404	711,431	756,187
Managed Sectors Series (MSS)	14,718,107	476,579,406	262,708,638
Value S Class (MV1)	1,280,866	15,871,765	16,478,083
Value Series (MVS)	22,037,051	285,607,267	283,810,548
New Discovery Series (NWD)	16,920,700	269,954,021	238,496,246
Research S Class (RE1)	208,275	2,974,605	3,105,571
Research Series (RES)	53,382,853	1,103,942,968	797,147,999
Research Growth and Income S Class (RG1)	248,374	3,036,663	3,151,992
Research Growth and Income Series (RGS)	7,252,674	100,308,002	92,114,477
Research International S Class (RI1)	248,184	2,488,372	2,533,532
Research International Series (RSS)	7,817,795	99,404,727	79,898,720
Strategic Growth S Class (SG1)	246,806	1,852,296	1,985,914
Strategic Growth Series (SGS)	9,179,323	99,983,310	73,899,701
Strategic Income S Class (SI1)	257,293	2,575,103	2,581,663

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Assets - continued:
Investment in MFS/Sun Life Series Trust - continued:	Shares	Cost	Value
Strategic Income Series (SIS)	4,710,230	$47,276,345	$47,304,696
Technology S Class (TE1)	180,946	874,185	943,990
Technology Series (TEC)	6,483,713	49,118,937	33,858,531
Total Return Series (TRS)	95,768,284	1,829,080,427	1,719,317,453
Utilities Series (UTS)	32,202,117	562,073,834	406,118,291
		$14,818,117,627	$11,453,251,154
Liability:
Payable to Sponsor			(1,920,617)
Net Assets ..			$11,451,330,537
Net Assets Applicable to Contract Owners:	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities
	Units	Unit Value	Value		Total
MFS Regatta Contracts:
CAS - Level 1	5,671	$32.0464	$181,722	$-	$181,722
CAS - Level 2	5,768,262	12.9933	74,926,499	448,065	75,374,564
GGS - Level 2	382,784	10.1444	3,877,469	52,106	3,929,575
GSS - Level 1	826	20.2862	16,758	-	16,758
GSS - Level 2	1,627,200	13.0835	21,283,648	176,549	21,460,197
HYS - Level 2	699,951	10.8388	7,598,155	39,652	7,637,807
MMS - Level 1	9,857	15.0699	148,542	-	148,542
MMS - Level 2	1,570,934	11.9666	18,731,508	187,600	18,919,108
MSS - Level 1	1,011	27.4680	27,775	-	27,775
MSS - Level 2	1,742,258	12.4316	21,558,626	70,601	21,629,227
TRS - Level 1	2,742	30.7555	84,322	-	84,322
TRS - Level 2	6,161,071	15.4900	95,351,411	1,158,453	96,509,864
			$243,786,435	$2,133,026	$245,919,461

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,
Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities
	Units	Unit Value	Value		Total
MFS Regatta Gold Contracts:
BDS	4,417,083	$11.8661	$52,429,886	$111,329	$52,541,215
CAS	24,550,072	29.2754	718,581,084	4,243,953	722,825,037
COS	11,144,270	17.3945	193,859,898	427,936	194,287,834
EGS	21,321,485	20.5656	438,518,784	1,302,362	439,821,146
FCE	1,639,749	8.3446	13,680,883	30,541	13,711,424
FCG	3,066,280	9.5659	29,332,153	65,168	29,397,321
GAA	4,444,930	16.0044	71,153,279	472,419	71,625,698
GGR	9,510,684	19.7806	188,153,735	740,791	188,894,526
GGS	2,160,876	13.7399	29,706,367	159,634	29,866,001
GSS	16,078,023	17.1070	275,082,875	1,365,799	276,448,674
GTR	3,629,158	17.1432	62,215,291	304,682	62,519,973
GTS	82,748	4.1998	347,480	-	347,480
HYS	8,578,916	17.5162	150,310,360	674,360	150,984,720
MCS	2,551,906	7.0055	17,878,784	7,237	17,886,021
MII	3,192,419	12.3381	39,395,027	93,679	39,488,706
MIS	12,892,378	10.9842	141,595,856	448,399	142,044,255
MIT	34,636,395	27.5009	952,432,364	4,190,649	956,623,013
MMS	25,365,596	13.5007	342,418,609	1,647,539	344,066,148
MSS	7,471,023	23.1219	172,460,777	486,365	172,947,142
MVS	6,112,334	12.8745	78,690,134	176,546	78,866,680
NWD	3,696,872	15.4039	56,943,262	121,626	57,064,888
RES	26,910,852	21.2818	572,534,707	2,534,843	575,069,550
RGS	2,455,603	12.5421	30,800,787	85,274	30,886,061
RSS	1,361,813	10.5006	14,301,304	10,940	14,312,244
SGS	1,961,261	8.0475	15,783,154	81,242	15,864,396
SIS	1,079,988	10.6114	11,469,910	6,384	11,476,294
TEC	667,611	4.3593	2,910,632	-	2,910,632
TRS	43,095,288	25.6185	1,103,796,232	5,617,076	1,109,413,308
UTS	8,022,638	22.4771	180,303,514	732,426	181,035,940
			$5,957,087,128	$26,139,199	$5,983,226,327

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Classic Contracts:
BDS	44,813	$11.7601	$527,066	$-	$527,066
CAS	456,549	12.9551	5,912,824	-	5,912,824
COS	452,048	16.2700	7,350,043	-	7,350,043
EGS	1,097,098	13.7054	15,032,422	-	15,032,422
FCE	63,534	8.8580	562,492	-	562,492
FCG	105,871	9.9505	1,053,553	-	1,053,553
GAA	42,786	11.8040	505,608	-	505,608
GGR	126,388	14.5456	1,837,582	-	1,837,582
GGS	25,725	10.4061	267,680	-	267,680
GSS	289,128	13.1319	3,804,167	-	3,804,167
GTR	83,587	13.1415	1,098,080	240	1,098,320
GTS	987	4.2134	4,163	-	4,163
HYS	271,428	10.9881	2,975,850	-	2,975,850
MCS	40,389	7.0246	283,657	-	283,657
MII	77,070	12.0269	927,448	-	927,448
MIS	585,206	11.0839	6,487,640	-	6,487,640
MIT	1,075,588	13.7361	14,766,603	202	14,766,805
MMS	656,435	12.0120	7,886,396	96,683	7,983,079
MSS	236,606	12.1193	2,867,022	-	2,867,022
MVS	126,677	13.2508	1,678,323	-	1,678,323
NWD	171,873	15.5437	2,671,352	-	2,671,352
RES	901,484	12.9619	11,682,919	-	11,682,919
RGS	68,454	12.4566	852,427	-	852,427
RSS	68,540	12.4795	855,323	-	855,323
SGS	66,016	7.4288	490,413	-	490,413
SIS	23,174	10.6172	245,959	-	245,959
TEC	19,746	4.3751	86,405	-	86,405
TRS	1,791,132	15.3698	27,523,739	534	27,524,273
UTS	284,190	15.2598	4,329,031	-	4,329,031
			$124,566,187	$97,659	$124,663,846

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Platinum Contracts:
BDS	4,809,350	$11.6666	$56,111,057	$23,848	$56,134,905
CAS	14,639,057	9.5380	139,621,820	596,435	140,218,255
COS	11,257,456	10.9151	122,879,052	146,255	123,025,307
EGS	15,684,540	10.3316	162,043,789	347,630	162,391,419
FCE	809,439	9.1222	7,382,558	30,222	7,412,780
FCG	3,924,402	9.3799	36,810,779	52,481	36,863,260
GAA	588,376	9.8153	5,774,278	3,868	5,778,146
GGR	2,921,700	11.5048	33,618,232	74,627	33,692,859
GGS	428,207	10.1477	4,344,086	27,974	4,372,060
GSS	10,571,958	11.7931	124,671,520	347,936	125,019,456
GTR	1,171,502	10.4317	12,221,309	37,159	12,258,468
GTS	98,369	4.1415	407,495	-	407,495
HYS	7,513,560	9.2315	69,332,789	235,245	69,568,034
MCS	1,766,213	7.0037	12,370,510	-	12,370,510
MII	1,099,935	9.6910	10,659,169	37,438	10,696,607
MIS	28,796,657	10.9281	314,685,476	508,228	315,193,704
MIT	44,164,744	9.3553	413,156,817	1,362,818	414,519,635
MMS	9,788,974	11.2410	110,029,913	137,721	110,167,634
MSS	3,713,067	9.6156	35,704,710	44,013	35,748,723
MVS	5,973,495	13.0113	77,717,257	218,961	77,936,218
NWD	4,767,379	15.2289	72,600,958	213,993	72,814,951
RES	12,367,010	9.8837	122,235,930	272,743	122,508,673
RGS	3,484,062	9.8497	34,317,029	67,474	34,384,503
RSS	1,911,607	10.6647	20,386,975	33,585	20,420,560
SGS	1,609,737	7.9282	12,762,472	2,257	12,764,729
SIS	1,626,468	10.5181	17,108,003	55,804	17,163,807
TEC	396,060	4.3580	1,725,891	-	1,725,891
TRS	21,987,375	11.9073	261,804,070	1,166,241	262,970,311
UTS	10,468,859	11.1289	116,512,037	177,725	116,689,762
			$2,408,995,981	$6,222,681	$2,415,218,662

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Extra Contracts:
BDS - Level 1	418,091	$11.4656	$4,794,051	$-	$4,794,051
BDS - Level 2	377,454	11.4370	4,316,951	-	4,316,951
BDS - Level 3	719,978	11.4180	8,220,718	-	8,220,718
BDS - Level 4	309,775	11.3894	3,528,151	-	3,528,151
CAS - Level 1	1,120,416	6.4812	7,261,669	-	7,261,669
CAS - Level 2	1,631,928	6.4650	10,550,370	-	10,550,370
CAS - Level 3	2,821,019	6.4541	18,193,622	-	18,193,622
CAS - Level 4	1,153,121	6.4379	7,423,652	-	7,423,652
CO1 - Level 1	59,199	9.5101	562,990	-	562,990
CO1 - Level 2	23,180	9.5051	220,500	-	220,500
CO1 - Level 3	22,901	9.5017	217,600	-	217,600
CO1 - Level 4	59,725	9.4967	567,191	-	567,191
COS - Level 1	1,904,593	6.9184	13,176,642	-	13,176,642
COS - Level 2	2,063,660	6.9010	14,241,275	-	14,241,275
COS - Level 3	4,145,957	6.8894	28,569,984	-	28,569,984
COS - Level 4	1,444,497	6.8720	9,926,593	-	9,926,593
EGS - Level 1	1,931,648	5.6122	10,840,745	-	10,840,745
EGS - Level 2	2,605,371	5.5981	14,585,005	-	14,585,005
EGS - Level 3	5,043,252	5.5887	28,184,655	-	28,184,655
EGS - Level 4	1,863,339	5.5746	10,387,299	-	10,387,299
EM1 - Level 1	4,920	10.3158	50,745	-	50,745
EM1 - Level 2	1,661	10.3103	17,122	-	17,122
EM1 - Level 3	2,816	10.3067	29,021	-	29,021
EM1 - Level 4	2,531	10.3013	26,068	-	26,068
FCE - Level 1	83,042	7.9641	661,349	-	661,349
FCE - Level 2	148,268	7.9442	1,177,843	-	1,177,843
FCE - Level 3	175,150	7.9310	1,389,110	-	1,389,110
FCE - Level 4	81,149	7.9111	641,981	-	641,981
FCG - Level 1	402,147	7.7085	3,099,963	-	3,099,963
FCG - Level 2	528,053	7.6892	4,060,327	-	4,060,327
FCG - Level 3	1,085,651	7.6764	8,332,946	-	8,332,946
FCG - Level 4	470,587	7.6571	3,603,324	-	3,603,324
GA1 - Level 1	1,535	9.7519	14,969	-	14,969
GA1 - Level 2	1,523	9.7467	14,862	-	14,862
GA1 - Level 3	6,028	9.7433	58,731	-	58,731
GA1 - Level 4	4,608	9.7382	44,875	-	44,875
GAA - Level 1	33,260	8.8045	292,838	-	292,838
GAA - Level 2	80,929	8.7824	710,754	-	710,754
GAA - Level 3	199,562	8.7677	1,750,236	-	1,750,236
GAA - Level 4	10,469	8.7456	91,560	-	91,560
GG1 - Level 1	160	9.7098	1,550	-	1,550
GG1 - Level 2	103	9.7047	996	-	996
GG1 - Level 3	1,541	9.7013	14,949	-	14,949
GG1 - Level 4	1,262	9.6962	12,239	-	12,239
GG2 - Level 1	13,028	9.6721	126,007	-	126,007
GG2 - Level 2	891	9.6670	8,622	-	8,622
GG2 - Level 3	5,772	9.6636	55,782	-	55,782
GG2 - Level 4	6,219	9.6585	60,062	-	60,062
GGR - Level 1	390,855	7.1871	2,809,117	-	2,809,117

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value

MFS Regatta Extra Contracts: - continued
GGR - Level 2	449,259	$7.1691	$3,231,050	$-	$3,231,050
GGR - Level 3	1,015,020	7.1570	7,264,537	-	7,264,537
GGR - Level 4	280,534	7.1390	2,002,729	-	2,002,729
GGS - Level 1	26,918	9.9585	268,066	-	268,066
GGS - Level 2.......................................................................	72,772	9.9335	723,053	-	723,053
GGS - Level 3	70,384	9.9170	697,994	-	697,994
GGS - Level 4	59,309	9.8920	586,690	-	586,690
GSS - Level 1	986,197	11.4015	11,244,128	-	11,244,128
GSS - Level 2	1,396,171	11.3729	15,872,003	-	15,872,003
GSS - Level 3	1,586,735	11.3538	18,015,538	-	18,015,538
GSS - Level 4	734,951	11.3252	8,323,465	-	8,323,465
GT1 - Level 2	359	9.4182	3,392	-	3,392
GT1 - Level 3	52	9.4149	485	-	485
GT1 - Level 4	2,559	9.4099	24,048	-	24,048
GT2 - Level 1	6,350	9.7416	61,854	-	61,854
GT2 - Level 2	5,278	9.7364	51,385	-	51,385
GT2 - Level 3	3,474	9.7330	33,788	-	33,788
GT2 - Level 4	15,950	9.7279	155,159	-	155,159
GTR - Level 1	67,415	9.3541	630,605	-	630,605
GTR - Level 2	53,081	9.3307	495,510	-	495,510
GTR - Level 3	121,921	9.3151	1,135,707	-	1,135,707
GTR - Level 4	54,274	9.2917	504,300	-	504,300
GTS - Level 1	24,694	4.1960	103,616	-	103,616
GTS - Level 2	34,548	4.1876	144,838	-	144,838
GTS - Level 3	75,298	4.1821	314,903	-	314,903
GTS - Level 4	17,539	4.1737	73,202	-	73,202
HYS - Level 1	600,050	9.2402	5,544,550	-	5,544,550
HYS - Level 2	664,900	9.2172	6,126,040	-	6,126,040
HYS - Level 3	844,032	9.2019	7,766,677	-	7,766,677
HYS - Level 4	455,393	9.1789	4,179,996	-	4,179,996
IG1 - Level 1	21,268	9.4987	202,021	-	202,021
IG1 - Level 2	13,469	9.4937	127,892	-	127,892
IG1 - Level 3	27,873	9.4903	264,524	-	264,524
IG1 - Level 4	33,632	9.4853	319,008	-	319,008
M1A - Level 1	138,255	10.3009	1,424,154	-	1,424,154
M1A - Level 2	37,358	10.2955	384,699	-	384,699
M1A - Level 3	38,880	10.2918	400,149	-	400,149
M1A - Level 4	72,083	10.2864	741,474	-	741,474
M1B - Level 1	206,673	9.7687	2,018,933	-	2,018,933
M1B - Level 2	28,936	9.7636	282,516	-	282,516
M1B - Level 3	69,983	9.7602	682,979	-	682,979
M1B - Level 4	113,890	9.7550	1,111,000	-	1,111,000
MC1 - Level 1	78,108	9.6403	752,986	-	752,986
MC1 - Level 2	7,281	9.6352	70,194	-	70,194
MC1 - Level 3	13,885	9.6319	133,737	-	133,737
MC1 - Level 4	63,396	9.6268	610,296	-	610,296
MCS - Level 1	338,295	6.9956	2,366,749	-	2,366,749
MCS - Level 2	387,484	6.9818	2,705,330	-	2,705,330
MCS - Level 3	950,187	6.9726	6,625,233	-	6,625,233

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Extra Contracts: - continued
MCS - Level 4	483,477	$6.9587	$3,364,374	$-	$3,364,374
MF7 - Level 1	183,918	10.0704	1,852,064	-	1,852,064
MF7 - Level 2	23,619	10.0651	237,729	-	237,729
MF7 - Level 3	59,966	10.0616	603,356	-	603,356
MF7 - Level 4	87,767	10.0563	882,613	-	882,613
MFC - Level 1	71,887	9.8804	710,264	-	710,264
MFC - Level 2	13,103	9.8752	129,421	-	129,421
MFC - Level 3	37,165	9.8717	366,885	-	366,885
MFC - Level 4	53,388	9.8665	526,747	-	526,747
MFD - Level 1	74,229	9.7147	721,113	-	721,113
MFD - Level 2	24,481	9.7096	237,799	-	237,799
MFD - Level 3	48,269	9.7061	468,502	-	468,502
MFD - Level 4	99,789	9.7010	968,050	-	968,050
MFE - Level 1	27,459	8.9236	245,028	-	245,028
MFE - Level 2	27,685	8.9189	247,011	-	247,011
MFE - Level 3	40,222	8.9158	358,610	-	358,610
MFE - Level 4	53,358	8.9110	475,473	-	475,473
MFF - Level 1	27,050	9.7072	262,576	-	262,576
MFF - Level 2	9,764	9.7021	94,732	-	94,732
MFF - Level 3	38,368	9.6987	372,208	-	372,208
MFF - Level 4	47,057	9.6936	456,149	-	456,149
MFJ - Level 1	245,648	9.9609	2,446,868	-	2,446,868
MFJ - Level 2	163,759	9.9556	1,630,862	-	1,630,862
MFJ - Level 3	143,327	9.9522	1,426,410	-	1,426,410
MFJ - Level 4	266,085	9.9469	2,646,723	-	2,646,723
MFK - Level 1	327,523	10.1131	3,311,956	-	3,311,956
MFK - Level 2	64,262	10.1078	649,550	-	649,550
MFK - Level 3	115,759	10.1043	1,169,665	-	1,169,665
MFK - Level 4	168,112	10.0990	1,697,761	-	1,697,761
MFL - Level 1	169,451	9.6642	1,637,599	-	1,637,599
MFL - Level 2	89,369	9.6591	863,491	-	863,491
MFL - Level 3	153,687	9.6557	1,483,953	-	1,483,953
MFL - Level 4	166,841	9.6506	1,610,118	-	1,610,118
MI1 - Level 2	879	9.3637	8,232	-	8,232
MI1 - Level 3	230	9.3604	2,149	-	2,149
MI1 - Level 4	1,837	9.3555	17,179	-	17,179
MII - Level 1	142,672	8.1896	1,168,428	-	1,168,428
MII - Level 2	83,188	8.1693	679,594	-	679,594
MII - Level 3	282,389	8.1558	2,303,057	-	2,303,057
MII - Level 4	28,159	8.1356	229,091	-	229,091
MIS - Level 1	3,000,575	6.9732	20,923,540	-	20,923,540
MIS - Level 2	3,631,598	6.9557	25,226,941	-	25,226,941
MIS - Level 3	6,395,839	6.9440	44,412,790	-	44,412,790
MIS - Level 4	2,221,381	6.9260	15,386,376	-	15,386,376
MIT - Level 1	2,386,638	8.3672	19,969,537	-	19,969,537
MIT - Level 2	3,160,047	8.3462	26,364,670	-	26,364,670
MIT - Level 3	6,128,463	8.3323	51,063,976	-	51,063,976
MIT - Level 4	2,300,970	8.3113	19,123,950	-	19,123,950
MM1 - Level 1	189,232	10.0235	1,896,758	-	1,896,758

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Extra Contracts: - continued
MM1 - Level 2	85,499	$10.0182	$856,543	$-	$856,543
MM1 - Level 3	157,347	10.0147	1,575,753	-	1,575,753
MM1 - Level 4	168,449	10.0094	1,686,072	-	1,686,072
MMS - Level 1	1,549,643	10.5526	16,343,388	-	16,343,388
MMS - Level 2	1,472,652	10.5263	15,501,518	-	15,501,518
MMS - Level 3	2,347,089	10.5088	24,664,986	-	24,664,986
MMS - Level 4	1,092,373	10.4824	11,450,706	-	11,450,706
MS1 - Level 1	1,466	9.6275	14,114	-	14,114
MS1 - Level 2	329	9.6225	3,166	-	3,166
MS1 - Level 3	15,196	9.6191	146,167	-	146,167
MS1 - Level 4	17,423	9.6140	167,500	-	167,500
MSS - Level 1	442,617	5.2703	2,332,742	-	2,332,742
MSS - Level 2	510,791	5.2571	2,685,285	-	2,685,285
MSS - Level 3	1,161,696	5.2483	6,096,695	-	6,096,695
MSS - Level 4	447,276	5.2351	2,341,526	-	2,341,526
MV1 - Level 1	242,183	9.7895	2,370,855	-	2,370,855
MV1 - Level 2	64,320	9.7844	629,331	-	629,331
MV1 - Level 3	42,568	9.7809	416,357	-	416,357
MV1 - Level 4	201,198	9.7757	1,966,499	-	1,966,499
MVS - Level 1	709,219	11.4785	8,140,759	-	8,140,759
MVS - Level 2	711,936	11.4499	8,151,560	-	8,151,560
MVS - Level 3	1,864,031	11.4308	21,305,369	-	21,305,369
MVS - Level 4	645,263	11.4022	7,357,390	-	7,357,390
NWD - Level 1	732,851	9.6600	7,079,454	-	7,079,454
NWD - Level 2	1,143,946	9.6359	11,023,205	-	11,023,205
NWD - Level 3	2,106,034	9.6197	20,259,511	-	20,259,511
NWD - Level 4	957,146	9.5955	9,184,265	-	9,184,265
RE1 - Level 1	35,197	9.6436	339,452	-	339,452
RE1 - Level 2	18,972	9.6385	182,865	-	182,865
RE1 - Level 3	8,902	9.6351	85,769	-	85,769
RE1 - Level 4	30,393	9.6300	292,684	-	292,684
RES - Level 1	927,541	7.3577	6,824,554	-	6,824,554
RES - Level 2	1,065,436	7.3392	7,821,036	-	7,821,036
RES - Level 3	1,774,211	7.3269	12,999,480	-	12,999,480
RES - Level 4	705,628	7.3084	5,157,024	-	5,157,024
RG1 - Level 1	80,315	9.9196	796,687	-	796,687
RG1 - Level 2	11,860	9.9143	117,769	-	117,769
RG1 - Level 3	6,651	9.9109	65,917	-	65,917
RG1 - Level 4	32,975	9.9056	326,638	-	326,638
RGS - Level 1	192,704	8.9560	1,725,852	-	1,725,852
RGS - Level 2	168,435	8.9337	1,504,788	-	1,504,788
RGS - Level 3	410,732	8.9188	3,663,239	-	3,663,239
RGS - Level 4	228,763	8.8965	2,035,181	-	2,035,181
RI1 - Level 1	88,305	9.4141	831,313	-	831,313
RI1 - Level 2	4,951	9.4091	46,586	-	46,586
RI1 - Level 3	8,857	9.4058	83,295	-	83,295
RI1 - Level 4	17,559	9.4009	165,065	-	165,065
RSS - Level 1	404,539	7.4747	3,023,801	-	3,023,801
RSS - Level 2	656,532	7.4559	4,895,064	-	4,895,064

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Extra Contracts: - continued
RSS - Level 3	1,234,096	$7.4435	$9,185,612	$-	$9,185,612
RSS - Level 4	330,427	7.4247	2,453,334	-	2,453,334
SG1 - Level 1	6,667	9.7375	64,918	-	64,918
SG1 - Level 2	8,519	9.7324	82,854	-	82,854
SG1 - Level 3	2,848	9.7290	27,704	-	27,704
SG1 - Level 4	37,762	9.7238	367,193	-	367,193
SGS - Level 1	352,982	6.3683	2,247,903	-	2,247,903
SGS - Level 2	539,213	6.3524	3,425,271	-	3,425,271
SGS - Level 3	1,093,788	6.3417	6,937,411	-	6,937,411
SGS - Level 4	255,878	6.3257	1,618,614	-	1,618,614
SI1 - Level 1	42,934	10.0785	432,631	-	432,631
SI1 - Level 2	6,740	10.0732	67,889	-	67,889
SI1 - Level 3	7,260	10.0696	73,102	-	73,102
SI1 - Level 4	15,811	10.0643	159,126	-	159,126
SIS - Level 1	111,966	10.4286	1,167,642	-	1,167,642
SIS - Level 2	120,637	10.4026	1,254,738	-	1,254,738
SIS - Level 3	326,779	10.3853	3,393,700	-	3,393,700
SIS - Level 4	92,454	10.3593	957,759	-	957,759
TE1 - Level 1	3,789	9.7299	36,890	-	36,890
TE1 - Level 2	1,352	9.7248	13,143	-	13,143
TE1 - Level 3	3,840	9.7214	37,334	-	37,334
TE1 - Level 4	13,873	9.7162	134,789	-	134,789
TEC - Level 1	296,806	4.3548	1,292,535	-	1,292,535
TEC - Level 2	269,364	4.3451	1,170,418	-	1,170,418
TEC - Level 3	622,227	4.3387	2,700,432	-	2,700,432
TEC - Level 4	265,146	4.3290	1,147,808	-	1,147,808
TRS - Level 1	1,919,038	11.3262	21,735,317	-	21,735,317
TRS - Level 2	2,102,183	11.2979	23,750,244	-	23,750,244
TRS - Level 3	2,501,509	11.2791	28,195,662	-	28,195,662
TRS - Level 4	1,387,725	11.2508	15,613,077	-	15,613,077
UTS - Level 1	1,086,053	7.8148	8,487,326	-	8,487,326
UTS - Level 2	1,080,238	7.7952	8,420,697	-	8,420,697
UTS - Level 3	1,872,848	7.7822	14,571,162	-	14,571,162
UTS - Level 4	654,964	7.7626	5,084,202	-	5,084,202
			$1,007,705,933	$-	$1,007,705,933

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued		Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
		Units	Unit Value	Value
MFS Regatta Access Contracts:
BDS	- Level 1	26,387	$11.2243	$296,172	$-	$296,172
BDS	- Level 3	363,027	11.1834	4,059,890	-	4,059,890
BDS	- Level 4	223,082	11.1588	2,489,333	-	2,489,333
BDS	- Level 5	206,822	11.1425	2,304,516	-	2,304,516
BDS	- Level 6	56,485	11.1180	627,995	-	627,995
CAS	- Level 2	62,370	6.0070	374,659	-	374,659
CAS	- Level 3	1,066,500	5.9983	6,398,766	-	6,398,766
CAS	- Level 4	699,139	5.9852	4,184,469	-	4,184,469
CAS	- Level 5	737,594	5.9765	4,408,199	-	4,408,199
CAS	- Level 6	235,521	5.9634	1,404,498	-	1,404,498
CO1	- Level 1	22,342	9.5201	212,699	-	212,699
CO1	- Level 3	39,549	9.5118	376,322	-	376,322
CO1	- Level 4	16,767	9.5067	159,396	-	159,396
CO1	- Level 5	12,830	9.5034	121,933	-	121,933
CO1	- Level 6	26,989	9.4984	256,349	-	256,349
COS	- Level 1	480,332	6.3056	3,029,622	-	3,029,622
COS	- Level 2	99,559	6.2917	626,397	-	626,397
COS	- Level 3	1,460,823	6.2825	9,177,596	-	9,177,596
COS	- Level 4	1,079,115	6.2687	6,764,594	-	6,764,594
COS	- Level 5	1,659,792	6.2595	10,389,395	-	10,389,395
COS	- Level 6	593,290	6.2457	3,705,484	-	3,705,484
EGS	- Level 1	90,770	5.0222	455,865	-	455,865
EGS	- Level 2	72,749	5.0111	364,551	-	364,551
EGS	- Level 3	1,268,031	5.0037	6,345,483	-	6,345,483
EGS	- Level 4	804,510	4.9926	4,016,561	-	4,016,561
EGS	- Level 5	1,345,650	4.9852	6,708,279	-	6,708,279
EGS	- Level 6	396,658	4.9741	1,972,998	-	1,972,998
EM1	- Level 3	128	10.3176	1,311	-	1,311
EM1	- Level 4	1,428	10.3121	14,724	-	14,724
EM1	- Level 5	366	10.3085	3,772	-	3,772
EM1	- Level 6	2,486	10.3031	25,617	-	25,617
FCE	- Level 3	76,250	8.1277	619,662	-	619,662
FCE	- Level 4	29,054	8.1106	235,649	-	235,649
FCE	- Level 5	59,871	8.0993	484,915	-	484,915
FCE	- Level 6	9,071	8.0822	73,314	-	73,314
FCG	- Level 1	11,793	7.5939	89,553	-	89,553
FCG	- Level 2	7,187	7.5774	54,458	-	54,458
FCG	- Level 3	427,506	7.5664	3,234,538	-	3,234,538
FCG	- Level 4	195,702	7.5499	1,477,537	-	1,477,537
FCG	- Level 5	209,658	7.5390	1,580,613	-	1,580,613
FCG	- Level 6	90,287	7.5225	679,186	-	679,186
GA1	- Level 3	4,494	9.7536	43,792	-	43,792
GA1	- Level 4	817	9.7484	7,961	-	7,961
GA1	- Level 6	168	9.7399	1,640	-	1,640
GAA	- Level 3	31,028	8.4891	263,332	-	263,332
GAA	- Level 4	14,982	8.4715	126,918	-	126,918
GAA	- Level 5	43,859	8.4599	371,039	-	371,039
GAA	- Level 6	2,869	8.4423	24,220	-	24,220
GG1	- Level 3	1,178	9.7115	11,440	-	11,440

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Access Contracts: - continued
GG1 - Level 4	934	$9.7064	$9,069	$-	$9,069
GG1 - Level 6	1,364	9.6979	13,232	-	13,232
GG2 - Level 3	5,999	9.6738	58,029	-	58,029
GG2 - Level 4	14,719	9.6687	142,384	-	142,384
GG2 - Level 5	9,093	9.6653	87,886	-	87,886
GG2 - Level 6	30,706	9.6602	296,622	-	296,622
GGR - Level 2	61,167	6.6637	407,596	-	407,596
GGR - Level 3	216,655	6.6538	1,442,552	-	1,442,552
GGR - Level 4	305,732	6.6391	2,029,787	-	2,029,787
GGR - Level 5	292,664	6.6293	1,940,154	-	1,940,154
GGR - Level 6	67,533	6.6146	446,701	-	446,701
GGS - Level 3	44,621	9.9739	445,109	-	445,109
GGS - Level 4	13,665	9.9526	135,998	-	135,998
GGS - Level 5	25,125	9.9384	249,701	-	249,701
GGS - Level 6	5,220	9.9171	51,769	-	51,769
GSS - Level 1	1,609,964	11.1914	18,013,373	-	18,013,373
GSS - Level 2	36,950	11.1677	412,634	-	412,634
GSS - Level 3	950,939	11.1519	10,604,812	-	10,604,812
GSS - Level 4	559,550	11.1283	6,226,837	-	6,226,837
GSS - Level 5	452,810	11.1126	5,031,889	-	5,031,889
GSS - Level 6	138,303	11.0890	1,533,634	-	1,533,634
GT1 - Level 3	1,585	9.4248	14,926	-	14,926
GT1 - Level 5	167	9.4166	1,568	-	1,568
GT1 - Level 6	552	9.4116	5,196	-	5,196
GT2 - Level 3	7,880	9.7433	76,677	-	76,677
GT2 - Level 4	868	9.7381	8,455	-	8,455
GT2 - Level 5	6,026	9.7347	58,663	-	58,663
GT2 - Level 6	5,157	9.7296	50,176	-	50,176
GTR - Level 1	9,559	9.2565	88,479	-	88,479
GTR - Level 3	72,296	9.2227	666,874	-	666,874
GTR - Level 4	51,645	9.2024	475,257	-	475,257
GTR - Level 5	58,219	9.1890	534,972	-	534,972
GTR - Level 6	10,745	9.1687	98,515	-	98,515
GTS - Level 3	28,010	4.1987	117,616	-	117,616
GTS - Level 4	9,981	4.1904	41,826	-	41,826
GTS - Level 5	40,111	4.1849	167,859	-	167,859
GTS - Level 6	13,232	4.1765	55,262	-	55,262
HYS - Level 1	243,997	9.2506	2,257,127	-	2,257,127
HYS - Level 2	56,265	9.2302	519,342	-	519,342
HYS - Level 3	710,091	9.2166	6,546,431	-	6,546,431
HYS - Level 4	244,718	9.1962	2,250,478	-	2,250,478
HYS - Level 5	199,234	9.1826	1,829,496	-	1,829,496
HYS - Level 6	76,436	9.1623	700,328	-	700,328
IG1 - Level 3	12,950	9.5004	123,087	-	123,087
IG1 - Level 4	8,700	9.4953	82,608	-	82,608
IG1 - Level 5	10,769	9.4920	102,221	-	102,221
IG1 - Level 6	11,628	9.4870	110,315	-	110,315
M1A - Level 1	8,489	10.3117	87,535	-	87,535
M1A - Level 3	38,569	10.3027	397,396	-	397,396

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Access Contracts: - continued
M1A - Level 4	13,941	$10.2973	$143,551	$-	$143,551
M1A - Level 5	15,622	10.2937	160,803	-	160,803
M1A - Level 6	15,150	10.2882	155,870	-	155,870
M1B - Level 1	8,539	9.7790	83,498	-	83,498
M1B - Level 3	52,843	9.7705	516,154	-	516,154
M1B - Level 4	30,260	9.7653	295,494	-	295,494
M1B - Level 5	24,023	9.7619	234,509	-	234,509
M1B - Level 6	103,389	9.7567	1,008,739	-	1,008,739
MC1 - Level 1	16,304	9.6505	157,342	-	157,342
MC1 - Level 3	32,381	9.6420	312,189	-	312,189
MC1 - Level 4	13,999	9.6369	134,911	-	134,911
MC1 - Level 5	13,935	9.6336	134,244	-	134,244
MC1 - Level 6	43,401	9.6285	417,882	-	417,882
MCS - Level 1	47,148	7.0234	331,135	-	331,135
MCS - Level 2	80,510	7.0095	564,337	-	564,337
MCS - Level 3	317,894	7.0003	2,225,863	-	2,225,863
MCS - Level 4	314,240	6.9864	2,195,401	-	2,195,401
MCS - Level 5	389,339	6.9772	2,716,486	-	2,716,486
MCS - Level 6	167,028	6.9633	1,163,066	-	1,163,066
MF7 - Level 1	21,517	10.0810	216,916	-	216,916
MF7 - Level 3	36,746	10.0722	370,240	-	370,240
MF7 - Level 4	83,463	10.0669	840,212	-	840,212
MF7 - Level 5	29,587	10.0634	297,745	-	297,745
MF7 - Level 6	62,495	10.0581	628,583	-	628,583
MFC - Level 1	19,389	9.8907	191,772	-	191,772
MFC - Level 3	179,694	9.8821	1,775,770	-	1,775,770
MFC - Level 4	21,589	9.8769	213,229	-	213,229
MFC - Level 5	35,705	9.8734	352,535	-	352,535
MFC - Level 6	20,647	9.8682	203,754	-	203,754
MFD - Level 1	162,864	9.7249	1,583,932	-	1,583,932
MFD - Level 3	27,002	9.7164	262,362	-	262,362
MFD - Level 4	12,735	9.7113	123,676	-	123,676
MFD - Level 5	14,100	9.7078	136,880	-	136,880
MFD - Level 6	24,634	9.7027	239,015	-	239,015
MFE - Level 3	28,791	8.9252	256,978	-	256,978
MFE - Level 4	27,232	8.9204	242,920	-	242,920
MFE - Level 5	4,288	8.9173	38,241	-	38,241
MFE - Level 6	8,682	8.9126	77,382	-	77,382
MFF - Level 1	10,180	9.7174	98,925	-	98,925
MFF - Level 3	23,611	9.7089	229,229	-	229,229
MFF - Level 4	14,379	9.7038	139,531	-	139,531
MFF - Level 5	10,361	9.7004	100,505	-	100,505
MFF - Level 6	23,387	9.6953	226,746	-	226,746
MFJ - Level 1	52,772	9.9714	526,212	-	526,212
MFJ - Level 3	128,710	9.9626	1,282,304	-	1,282,304
MFJ - Level 4	81,013	9.9574	806,681	-	806,681
MFJ - Level 5	69,171	9.9539	688,520	-	688,520
MFJ - Level 6	100,528	9.9487	1,000,118	-	1,000,118
MFK - Level 1	157,011	10.1238	1,589,547	-	1,589,547

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Access Contracts: - continued
MFK - Level 3	181,445	$10.1149	$1,834,053	$-	$1,834,053
MFK - Level 4	99,834	10.1096	1,009,282	-	1,009,282
MFK - Level 5	54,140	10.1061	547,148	-	547,148
MFK - Level 6	120,933	10.1008	1,221,516	-	1,221,516
MFL - Level 3	75,199	9.6659	727,058	-	727,058
MFL - Level 4	43,786	9.6608	423,004	-	423,004
MFL - Level 5	36,723	9.6574	354,653	-	354,653
MFL - Level 6	123,630	9.6523	1,193,314	-	1,193,314
MI1 - Level 3	1,122	9.3703	10,512	-	10,512
MI1 - Level 4	4,525	9.3653	42,390	-	42,390
MI1 - Level 6	6,731	9.3571	62,980	-	62,980
MII - Level 1	10,749	8.0848	86,906	-	86,906
MII - Level 3	67,512	8.0558	543,841	-	543,841
MII - Level 4	16,764	8.0384	134,756	-	134,756
MII - Level 5	85,008	8.0268	682,345	-	682,345
MII - Level 6	20,989	8.0095	168,108	-	168,108
MIS - Level 1	369,267	6.4655	2,387,496	-	2,387,496
MIS - Level 2	83,298	6.4513	537,381	-	537,381
MIS - Level 3	1,625,219	6.4418	10,469,456	-	10,469,456
MIS - Level 4	1,142,349	6.4276	7,342,550	-	7,342,550
MIS - Level 5	1,701,551	6.4181	10,920,781	-	10,920,781
MIS - Level 6	941,009	6.4040	6,026,189	-	6,026,189
MIT - Level 1	220,507	7.9922	1,762,336	-	1,762,336
MIT - Level 2	62,665	7.9746	499,730	-	499,730
MIT - Level 3	1,510,897	7.9628	12,031,202	-	12,031,202
MIT - Level 4	884,715	7.9452	7,029,206	-	7,029,206
MIT - Level 5	1,377,157	7.9334	10,925,597	-	10,925,597
MIT - Level 6	539,615	7.9158	4,271,501	-	4,271,501
MM1 - Level 1	63,466	10.0340	636,813	-	636,813
MM1 - Level 3	479,571	10.0252	4,807,787	-	4,807,787
MM1 - Level 4	23,750	10.0200	237,972	-	237,972
MM1 - Level 5	58,889	10.0165	589,855	-	589,855
MM1 - Level 6	69,985	10.0112	700,629	-	700,629
MMS - Level 1	275,454	10.4821	2,887,328	-	2,887,328
MMS - Level 2	391,924	10.4591	4,099,183	-	4,099,183
MMS - Level 3	1,198,995	10.4438	12,518,544	222,343	12,740,887
MMS - Level 4	1,328,654	10.4209	13,845,743	-	13,845,743
MMS - Level 5	1,140,407	10.4056	11,866,648	-	11,866,648
MMS - Level 6	343,318	10.3827	3,564,584	-	3,564,584
MS1 - Level 3	7,750	9.6292	74,618	-	74,618
MS1 - Level 5	3,399	9.6208	32,703	-	32,703
MS1 - Level 6	3,935	9.6157	37,838	-	37,838
MSS - Level 2	62,504	5.3677	335,501	-	335,501
MSS - Level 3	267,578	5.3599	1,434,028	-	1,434,028
MSS - Level 4	355,492	5.3482	1,901,230	-	1,901,230
MSS - Level 5	161,719	5.3404	863,644	-	863,644
MSS - Level 6	143,834	5.3287	766,443	-	766,443
MV1 - Level 1	12,781	9.7998	125,254	-	125,254
MV1 - Level 3	84,687	9.7912	829,269	-	829,269

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued

Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Access Contracts: - continued
MV1 - Level 4	46,295	$9.7861	$453,050	$-	$453,050
MV1 - Level 5	36,053	9.7826	352,693	-	352,693
MV1 - Level 6	116,730	9.7775	1,141,327	-	1,141,327
MVS - Level 1	181,343	10.7469	1,947,326	-	1,947,326
MVS - Level 2	69,225	10.7239	742,358	-	742,358
MVS - Level 3	700,332	10.7086	7,499,540	-	7,499,540
MVS - Level 4	554,656	10.6856	5,926,823	-	5,926,823
MVS - Level 5	574,949	10.6703	6,134,874	-	6,134,874
MVS - Level 6	342,499	10.6473	3,646,709	-	3,646,709
NWD - Level 1	82,343	8.5537	704,334	-	704,334
NWD - Level 2	6,169	8.5349	52,652	-	52,652
NWD - Level 3	691,107	8.5224	5,889,637	-	5,889,637
NWD - Level 4	460,543	8.5036	3,916,283	-	3,916,283
NWD - Level 5	584,380	8.4912	4,962,067	-	4,962,067
NWD - Level 6	192,473	8.4724	1,630,716	-	1,630,716
RE1 - Level 3	14,635	9.6453	141,160	-	141,160
RE1 - Level 4	19,393	9.6402	186,981	-	186,981
RE1 - Level 5	5,270	9.6368	50,788	-	50,788
RE1 - Level 6	5,325	9.6317	51,285	-	51,285
RES - Level 2	131,837	6.6260	873,547	-	873,547
RES - Level 3	803,679	6.6162	5,318,245	-	5,318,245
RES - Level 4	622,674	6.6015	4,110,588	-	4,110,588
RES - Level 5	600,916	6.5918	3,961,092	-	3,961,092
RES - Level 6	230,422	6.5771	1,515,511	-	1,515,511
RG1 - Level 3	20,086	9.9213	199,284	-	199,284
RG1 - Level 4	9,749	9.9161	96,673	-	96,673
RG1 - Level 5	6,773	9.9126	67,136	-	67,136
RG1 - Level 6	26,099	9.9074	258,570	-	258,570
RGS - Level 1	1,153	8.8019	10,146	-	10,146
RGS - Level 2	77,343	8.7831	679,307	-	679,307
RGS - Level 3	199,518	8.7705	1,749,830	-	1,749,830
RGS - Level 4	86,429	8.7517	756,401	-	756,401
RGS - Level 5	152,713	8.7391	1,334,579	-	1,334,579
RGS - Level 6	227,451	8.7203	1,983,449	-	1,983,449
RI1 - Level 1	8,815	9.4240	83,075	-	83,075
RI1 - Level 3	27,059	9.4158	254,717	-	254,717
RI1 - Level 4	1,064	9.4108	10,015	-	10,015
RI1 - Level 5	6,686	9.4075	62,902	-	62,902
RI1 - Level 6	3,934	9.4025	36,992	-	36,992
RSS - Level 1	62,660	7.3558	460,916	-	460,916
RSS - Level 2	34,280	7.3396	251,601	-	251,601
RSS - Level 3	291,902	7.3289	2,144,357	-	2,144,357
RSS - Level 4	280,003	7.3128	2,047,593	-	2,047,593
RSS - Level 5	360,221	7.3020	2,630,348	-	2,630,348
RSS - Level 6	54,810	7.2859	399,342	-	399,342
SG1 - Level 3	4,036	9.7393	39,312	-	39,312
SG1 - Level 4	10,191	9.7341	99,126	-	99,126
SG1 - Level 5	5,813	9.7307	56,565	-	56,565
SG1 - Level 6	1,941	9.7256	18,875	-	18,875
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Access Contracts: - continued
SGS - Level 1	440,182	$6.2300	$2,742,438	$-	$2,742,438
SGS - Level 2	48,100	6.2164	299,006	-	299,006
SGS - Level 3	624,208	6.2073	3,874,656	-	3,874,656
SGS - Level 4	365,826	6.1938	2,265,835	-	2,265,835
SGS - Level 5	268,108	6.1847	1,658,174	-	1,658,174
SGS - Level 6	306,631	6.1712	1,892,278	-	1,892,278
SI1 - Level 3	11,208	10.0802	112,927	-	112,927
SI1 - Level 4	928	10.0749	9,354	-	9,354
SI1 - Level 5	5,906	10.0714	59,479	-	59,479
SI1 - Level 6	11,707	10.0661	117,841	-	117,841
SIS - Level 1	8,572	10.2764	88,092	-	88,092
SIS - Level 3	112,614	10.2401	1,153,462	-	1,153,462
SIS - Level 4	59,737	10.2184	610,412	-	610,412
SIS - Level 5	77,319	10.2040	788,962	-	788,962
SIS - Level 6	24,512	10.1823	249,587	-	249,587
TE1 - Level 3	2,152	9.7316	20,948	-	20,948
TE1 - Level 4	474	9.7265	4,612	-	4,612
TE1 - Level 5	1,580	9.7231	15,364	-	15,364
TE1 - Level 6	1,844	9.7179	17,922	-	17,922
TEC - Level 1	260,097	4.6593	1,211,871	-	1,211,871
TEC - Level 2	103,361	4.6491	480,538	-	480,538
TEC - Level 3	548,736	4.6423	2,548,316	-	2,548,316
TEC - Level 4	521,839	4.6322	2,417,246	-	2,417,246
TEC - Level 5	379,029	4.6254	1,753,157	-	1,753,157
TEC - Level 6	196,037	4.6152	904,759	-	904,759
TRS - Level 1	41,081	10.9215	448,667	-	448,667
TRS - Level 2	55,243	10.8982	602,048	-	602,048
TRS - Level 3	1,135,410	10.8827	12,355,791	-	12,355,791
TRS - Level 4	757,253	10.8594	8,223,299	-	8,223,299
TRS - Level 5	1,016,675	10.8439	11,024,695	-	11,024,695
TRS - Level 6	364,084	10.8206	3,939,605	-	3,939,605
UTS - Level 1	36,057	7.3707	265,767	-	265,767
UTS - Level 2	65,321	7.3546	480,415	-	480,415
UTS - Level 3	730,593	7.3439	5,363,094	-	5,363,094
UTS - Level 4	494,564	7.3279	3,624,127	-	3,624,127
UTS - Level 5	657,307	7.3173	4,809,694	-	4,809,694
UTS - Level 6	118,818	7.3013	867,525	-	867,525
			$485,041,164	$222,343	$485,263,507

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Choice Contracts:
BDS - Level 1	53,054	$11.2490	$596,805	$-	$596,805
BDS - Level 2.	518,393	11.2243	5,814,932	314,060	6,128,992
BDS - Level 3	115,086	11.2080	1,289,887	-	1,289,887
BDS - Level 4.	568,948	11.1998	6,372,095	-	6,372,095
BDS - Level 5.	977,136	11.1834	10,927,685	-	10,927,685
BDS - Level 6.	319,640	11.1588	3,566,809	-	3,566,809
CAS - Level 1.	136,567	5.9814	816,859	-	816,859
CAS - Level 2.	1,733,022	5.9683	10,335,906	59,871	10,395,777
CAS - Level 3	157,726	5.9595	939,974	-	939,974
CAS - Level 4	2,062,595	5.9551	12,283,058	-	12,283,058
CAS - Level 5	3,780,049	5.9464	22,477,645	-	22,477,645
CAS - Level 6	1,606,016	5.9333	9,529,006	-	9,529,006
CO1 - Level 2	79,372	9.5201	755,635	-	755,635
CO1 - Level 4	71,945	9.5151	684,566	-	684,566
CO1 - Level 5	53,288	9.5118	506,865	-	506,865
CO1 - Level 6	143,895	9.5067	1,367,717	-	1,367,717
COS - Level 1	98,646	6.1111	602,831	-	602,831
COS - Level 2	1,620,403	6.0976	9,880,496	19,558	9,900,054
COS - Level 3	360,176	6.0886	2,192,956	-	2,192,956
COS - Level 4	2,619,544	6.0841	15,937,476	-	15,937,476
COS - Level 5	5,054,427	6.0751	30,694,838	-	30,694,838
COS - Level 6	1,667,287	6.0616	10,106,393	-	10,106,393
EGS - Level 1	37,403	5.0333	188,262	-	188,262
EGS - Level 2	1,966,299	5.0222	9,875,125	98,030	9,973,155
EGS - Level 3	648,448	5.0148	3,251,820	-	3,251,820
EGS - Level 4	2,326,131	5.0111	11,656,404	-	11,656,404
EGS - Level 5	5,444,437	5.0037	27,234,362	-	27,234,362
EGS - Level 6	1,877,767	4.9926	9,374,851	-	9,374,851
EM1 - Level 2	2,009	10.3266	20,744	-	20,744
EM1 - Level 4	2,101	10.3212	21,689	-	21,689
EM1 - Level 5	1,144	10.3176	11,798	-	11,798
EM1 - Level 6	8,851	10.3121	91,264	-	91,264
FCE - Level 1	30,597	7.9991	244,749	-	244,749
FCE - Level 2	90,757	7.9816	724,382	-	724,382
FCE - Level 3	25,552	7.9699	203,649	-	203,649
FCE - Level 4	108,814	7.9640	866,604	-	866,604
FCE - Level 5	250,796	7.9524	1,994,698	-	1,994,698
FCE - Level 6	110,619	7.9349	877,752	-	877,752
FCG - Level 1	56,427	7.5825	427,855	46,162	474,017
FCG - Level 2	515,677	7.5658	3,901,526	-	3,901,526
FCG - Level 3	67,385	7.5548	509,080	-	509,080
FCG - Level 4	583,627	7.5492	4,405,935	-	4,405,935
FCG - Level 5	1,336,067	7.5382	10,071,610	-	10,071,610
FCG - Level 6	498,032	7.5216	3,745,986	-	3,745,986
GA1 - Level 2	13,530	9.7621	132,086	-	132,086
GA1 - Level 4	1,910	9.7570	18,638	-	18,638
GA1 - Level 5	4,902	9.7536	47,814	-	47,814
GA1 - Level 6	2,340	9.7484	22,813	-	22,813
GAA - Level 2	52,318	8.6173	450,840	-	450,840

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Choice Contracts: - continued
GAA - Level 3	19,687	$8.6052	$169,412	$-	$169,412
GAA - Level 4	76,487	8.5991	657,722	-	657,722
GAA - Level 5	140,266	8.5869	1,204,493	-	1,204,493
GAA - Level 6	50,328	8.5688	431,244	-	431,244
GG1 - Level 2	2,392	9.7200	23,251	-	23,251
GG1 - Level 4	2,495	9.7149	24,234	-	24,234
GG1 - Level 5	1,446	9.7115	14,045	-	14,045
GG1 - Level 6	3,857	9.7064	37,434	-	37,434
GG2 - Level 2	8,845	9.6823	85,641	-	85,641
GG2 - Level 4	6,914	9.6772	66,903	-	66,903
GG2 - Level 5	29,671	9.6738	287,084	-	287,084
GG2 - Level 6	3,913	9.6687	37,830	-	37,830
GGR - Level 2	428,637	7.0742	3,032,243	39,954	3,072,197
GGR - Level 3	25,432	7.0639	179,647	-	179,647
GGR - Level 4	548,663	7.0588	3,872,908	-	3,872,908
GGR - Level 5	784,293	7.0486	5,522,657	-	5,522,657
GGR - Level 6	276,586	7.0332	1,945,296	-	1,945,296
GGS - Level 2	45,747	9.9375	454,610	-	454,610
GGS - Level 3	51,450	9.9230	510,537	-	510,537
GGS - Level 4	37,377	9.9157	370,620	-	370,620
GGS - Level 5	129,687	9.9012	1,284,500	-	1,284,500
GGS - Level 6	63,953	9.8795	631,817	-	631,817
GSS - Level 1	82,692	11.3102	935,267	-	935,267
GSS - Level 2	1,306,150	11.2855	14,740,519	350,461	15,090,980
GSS - Level 3	124,911	11.2690	1,407,628	-	1,407,628
GSS - Level 4	1,359,479	11.2608	15,308,780	-	15,308,780
GSS - Level 5	2,413,267	11.2443	27,131,266	-	27,131,266
GSS - Level 6	1,153,701	11.2196	12,944,093	-	12,944,093
GT1 - Level 2	1,023	9.4331	9,651	-	9,651
GT1 - Level 4	4,120	9.4282	38,817	-	38,817
GT1 - Level 5	2,758	9.4248	25,998	-	25,998
GT1 - Level 6	5,487	9.4199	51,691	-	51,691
GT2 - Level 2	32,456	9.7518	316,563	-	316,563
GT2 - Level 4	21,317	9.7467	207,767	-	207,767
GT2 - Level 5	7,957	9.7433	77,526	-	77,526
GT2 - Level 6	25,351	9.7381	246,871	-	246,871
GTR - Level 2	86,849	9.2435	802,793	-	802,793
GTR - Level 4	121,257	9.2244	1,118,136	-	1,118,136
GTR - Level 5	124,339	9.2116	1,145,354	-	1,145,354
GTR - Level 6	56,565	9.1924	519,965	-	519,965
GTS - Level 2	74,165	4.2126	312,276	-	312,276
GTS - Level 3	17,956	4.2071	75,543	-	75,543
GTS - Level 4	34,566	4.2043	145,328	-	145,328
GTS - Level 5	59,757	4.1987	250,902	-	250,902
GTS - Level 6	43,044	4.1904	180,372	-	180,372
HYS - Level 1	83,541	9.2578	773,410	-	773,410
HYS - Level 2	734,017	9.2375	6,777,481	110,777	6,888,258
HYS - Level 3	47,866	9.2241	441,520	-	441,520
HYS - Level 4	713,877	9.2173	6,580,028	-	6,580,028

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Choice Contracts: - continued
HYS - Level 5	1,345,131	$9.2038	$12,380,304	$-	$12,380,304
HYS - Level 6	512,884	9.1836	4,710,121	-	4,710,121
IG1 - Level 2	32,328	9.5087	307,331	-	307,331
IG1 - Level 4	30,439	9.5037	289,283	-	289,283
IG1 - Level 5	30,821	9.5004	292,813	-	292,813
IG1 - Level 6	46,282	9.4953	439,459	-	439,459
M1A - Level 2	61,550	10.3117	634,759	-	634,759
M1A - Level 4	54,539	10.3063	562,094	-	562,094
M1A - Level 5	55,437	10.3027	571,148	-	571,148
M1A - Level 6	90,757	10.2973	934,546	-	934,546
M1B - Level 2	127,984	9.7790	1,251,323	-	1,251,323
M1B - Level 4	136,910	9.7739	1,338,142	-	1,338,142
M1B - Level 5	119,151	9.7705	1,164,158	-	1,164,158
M1B - Level 6	180,721	9.7653	1,764,794	-	1,764,794
MC1 - Level 2	68,341	9.6505	659,580	-	659,580
MC1 - Level 4	58,437	9.6454	563,646	-	563,646
MC1 - Level 5	73,830	9.6420	711,867	-	711,867
MC1 - Level 6	97,210	9.6369	936,802	-	936,802
MCS - Level 2	432,824	7.0234	3,039,968	55,175	3,095,143
MCS - Level 3	166,380	7.0142	1,167,017	-	1,167,017
MCS - Level 4	759,585	7.0095	5,324,328	-	5,324,328
MCS - Level 5	1,086,103	7.0003	7,603,007	-	7,603,007
MCS - Level 6	430,208	6.9864	3,005,597	-	3,005,597
MF7 - Level 2	73,400	10.0810	739,950	-	739,950
MF7 - Level 4	106,644	10.0757	1,074,523	-	1,074,523
MF7 - Level 5	87,054	10.0722	876,825	-	876,825
MF7 - Level 6	92,588	10.0669	932,070	-	932,070
MFC - Level 2	82,530	9.8907	816,074	-	816,074
MFC - Level 4	56,208	9.8856	555,652	-	555,652
MFC - Level 5	81,594	9.8821	806,315	-	806,315
MFC - Level 6	91,947	9.8769	908,147	-	908,147
MFD - Level 2	102,569	9.7249	997,471	-	997,471
MFD - Level 4	55,862	9.7198	542,971	-	542,971
MFD - Level 5	109,690	9.7164	1,065,793	-	1,065,793
MFD - Level 6	322,594	9.7113	3,132,473	-	3,132,473
MFE - Level 2	84,371	8.9330	753,686	-	753,686
MFE - Level 4	80,157	8.9283	715,667	-	715,667
MFE - Level 5	63,193	8.9252	564,008	-	564,008
MFE - Level 6	104,577	8.9204	932,927	-	932,927
MFF - Level 2	43,745	9.7174	425,091	-	425,091
MFF - Level 4	46,297	9.7123	449,656	-	449,656
MFF - Level 5	80,752	9.7089	784,016	-	784,016
MFF - Level 6	86,683	9.7038	841,104	-	841,104
MFJ - Level 2	374,067	9.9714	3,730,545	-	3,730,545
MFJ - Level 4	280,852	9.9661	2,799,001	-	2,799,001
MFJ - Level 5	350,484	9.9626	3,491,742	-	3,491,742
MFJ - Level 6	331,868	9.9574	3,304,538	-	3,304,538
MFK - Level 2	226,581	10.1238	2,293,646	-	2,293,646
MFK - Level 4	187,842	10.1185	1,900,675	-	1,900,675

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Choice Contracts: - continued
MFK - Level 5	208,275	$10.1149	$2,106,688	$-	$2,106,688
MFK - Level 6	242,126	10.1096	2,447,803	-	2,447,803
MFL - Level 2	208,907	9.6743	2,020,721	-	2,020,721
MFL - Level 4	153,154	9.6692	1,480,888	-	1,480,888
MFL - Level 5	209,645	9.6659	2,026,396	-	2,026,396
MFL - Level 6	283,244	9.6608	2,736,356	-	2,736,356
MI1 - Level 2	936	9.3785	8,779	-	8,779
MI1 - Level 4	1,282	9.3736	12,019	-	12,019
MI1 - Level 5	442	9.3703	4,141	-	4,141
MI1 - Level 6	2,236	9.3653	20,939	-	20,939
MII - Level 2	103,771	8.1014	840,695	-	840,695
MII - Level 3	27,836	8.0898	225,185	-	225,185
MII - Level 4	90,372	8.0840	730,567	-	730,567
MII - Level 5	236,598	8.0724	1,909,702	-	1,909,702
MII - Level 6	88,193	8.0551	710,398	-	710,398
MIS - Level 1	106,297	6.4797	688,779	-	688,779
MIS - Level 2	2,636,140	6.4655	17,043,977	168,677	17,212,654
MIS - Level 3	494,984	6.5251	3,229,842	-	3,229,842
MIS - Level 4	4,369,839	6.4513	28,158,667	-	28,158,667
MIS - Level 5	8,975,003	6.4418	57,815,159	-	57,815,159
MIS - Level 6	2,735,366	6.4276	17,581,806	-	17,581,806
MIT - Level 1	169,670	8.1168	1,377,176	-	1,377,176
MIT - Level 2	2,859,591	8.0990	23,142,671	293,005	23,435,676
MIT - Level 3	287,353	8.0871	2,323,859	-	2,323,859
MIT - Level 4	3,238,309	8.0812	26,169,348	-	26,169,348
MIT - Level 5	7,010,803	8.0693	56,572,353	-	56,572,353
MIT - Level 6	2,739,234	8.0516	22,055,077	-	22,055,077
MM1 - Level 2	191,268	10.0340	1,919,352	106,454	2,025,806
MM1 - Level 4	49,529	10.0287	496,710	-	496,710
MM1 - Level 5	141,648	10.0252	1,420,052	-	1,420,052
MM1 - Level 6	130,910	10.0200	1,311,714	-	1,311,714
MMS - Level 1	79,558	10.5115	836,275	-	836,275
MMS - Level 2	1,040,145	10.4884	10,905,695	921,265	11,826,960
MMS - Level 3	123,279	10.4730	1,291,104	-	1,291,104
MMS - Level 4	960,392	10.4653	10,050,795	-	10,050,795
MMS - Level 5	1,927,332	10.4499	20,140,470	-	20,140,470
MMS - Level 6	1,066,254	10.4269	11,117,729	-	11,117,729
MS1 - Level 2	8,262	9.6377	79,645	-	79,645
MS1 - Level 4	4,450	9.6326	42,869	-	42,869
MS1 - Level 5	2,195	9.6292	21,133	-	21,133
MS1 - Level 6	4,108	9.6242	39,536	-	39,536
MSS - Level 2	435,641	5.6514	2,457,507	-	2,457,507
MSS - Level 3	40,787	5.6433	230,175	-	230,175
MSS - Level 4	419,332	5.6392	2,364,710	-	2,364,710
MSS - Level 5	680,652	5.6311	3,832,832	-	3,832,832
MSS - Level 6	283,968	5.6190	1,595,601	-	1,595,601
MV1 - Level 2	151,651	9.7998	1,485,505	-	1,485,505
MV1 - Level 3	-	0.0000	-	-	-
MV1 - Level 4	112,398	9.7947	1,100,904	-	1,100,904

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Choice Contracts: - continued
MV1 - Level 5	146,165	$9.7912	$1,431,133	$-	$1,431,133
MV1 - Level 6	200,083	9.7861	1,958,029	-	1,958,029
MVS - Level 1	24,071	11.1280	267,867	-	267,867
MVS - Level 2	761,810	11.1038	8,458,982	39,967	8,498,949
MVS - Level 3	201,491	11.0877	2,234,072	-	2,234,072
MVS - Level 4	1,045,431	11.0796	11,573,976	-	11,573,976
MVS - Level 5	2,162,825	11.0635	23,928,397	-	23,928,397
MVS - Level 6	653,989	11.0393	7,219,609	-	7,219,609
NWD - Level 1	50,623	8.0771	408,890	-	408,890
NWD - Level 2	831,361	8.0592	6,694,239	14,226	6,708,465
NWD - Level 3	152,692	8.0474	1,228,768	-	1,228,768
NWD - Level 4	944,750	8.0414	7,597,121	-	7,597,121
NWD - Level 5	2,219,925	8.0295	17,824,936	-	17,824,936
NWD - Level 6	862,727	8.0117	6,911,928	-	6,911,928
RE1 - Level 2	49,444	9.6537	477,283	-	477,283
RE1 - Level 4	13,838	9.6487	133,522	-	133,522
RE1 - Level 5	34,917	9.6453	336,786	-	336,786
RE1 - Level 6	35,256	9.6402	339,876	-	339,876
RES - Level 2	861,345	6.9027	5,945,626	100,053	6,045,679
RES - Level 3	147,430	6.8927	1,016,189	-	1,016,189
RES - Level 4	1,230,427	6.8877	8,474,765	-	8,474,765
RES - Level 5	2,382,899	6.8776	16,373,890	-	16,373,890
RES - Level 6	967,476	6.8626	6,639,378	-	6,639,378
RG1 - Level 2	27,660	9.9300	274,655	-	274,655
RG1 - Level 4	18,805	9.9248	186,636	-	186,636
RG1 - Level 5	10,756	9.9213	106,714	-	106,714
RG1 - Level 6	14,297	9.9161	141,775	-	141,775
RGS - Level 2	195,186	8.8614	1,729,272	62,127	1,791,399
RGS - Level 3	11,466	8.8488	101,458	-	101,458
RGS - Level 4	313,472	8.8424	2,771,844	-	2,771,844
RGS - Level 5	459,458	8.8297	4,056,876	-	4,056,876
RGS - Level 6	185,276	8.8107	1,632,405	-	1,632,405
RI1 - Level 2	19,725	9.4240	185,887	-	185,887
RI1 - Level 4	16,136	9.4191	151,986	-	151,986
RI1 - Level 5	20,121	9.4158	189,458	-	189,458
RI1 - Level 6	33,371	9.4108	314,048	-	314,048
RSS - Level 2	350,771	7.2505	2,543,278	-	2,543,278
RSS - Level 3	140,166	7.2399	1,014,783	-	1,014,783
RSS - Level 4	421,744	7.2345	3,051,114	-	3,051,114
RSS - Level 5	1,130,011	7.2238	8,161,063	-	8,161,063
RSS - Level 6	270,557	7.2078	1,950,128	-	1,950,128
SG1 - Level 2	21,986	9.7478	214,355	-	214,355
SG1 - Level 4	19,053	9.7427	185,625	-	185,625
SG1 - Level 5	23,520	9.7393	229,069	-	229,069
SG1 - Level 6	29,775	9.7341	289,838	-	289,838
SGS - Level 1	82,700	6.3278	523,310	-	523,310
SGS - Level 2	422,409	6.3140	2,668,451	2,504	2,670,955
SGS - Level 3	53,513	6.3049	337,394	-	337,394
SGS - Level 4	569,841	6.3003	3,590,165	-	3,590,165

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners: - continued	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Choice Contracts: - continued
SGS - Level 5	1,322,478	$6.2911	$8,319,898	$-	$8,319,898
SGS - Level 6	367,868	6.2774	2,309,266	-	2,309,266
SI1 - Level 2	39,804	10.0890	401,741	-	401,741
SI1 - Level 4	28,064	10.0838	282,992	-	282,992
SI1 - Level 5	23,560	10.0802	237,490	-	237,490
SI1 - Level 6	28,762	10.0749	289,780	-	289,780
SIS - Level 1	24,506	10.2818	251,966	-	251,966
SIS - Level 2	162,361	10.2595	1,665,196	29,681	1,694,877
SIS - Level 3	28,891	10.2447	295,980	-	295,980
SIS - Level 4	189,969	10.2373	1,944,767	-	1,944,767
SIS - Level 5	338,348	10.2225	3,458,768	-	3,458,768
SIS - Level 6	94,467	10.2003	963,593	-	963,593
TE1 - Level 2	12,839	9.7402	125,105	-	125,105
TE1 - Level 4	5,304	9.7350	51,633	-	51,633
TE1 - Level 5	11,096	9.7316	107,986	-	107,986
TE1 - Level 6	15,967	9.7265	155,306	-	155,306
TEC - Level 1	18,196	4.6876	85,296	-	85,296
TEC - Level 2	443,520	4.6773	2,075,115	27,262	2,102,377
TEC - Level 3	46,369	4.6705	216,566	-	216,566
TEC - Level 4	546,351	4.6671	2,549,879	-	2,549,879
TEC - Level 5	1,328,675	4.6603	6,191,999	-	6,191,999
TEC - Level 6	475,894	4.6500	2,212,927	-	2,212,927
TRS - Level 1	15,206	11.1542	152,991	-	152,991
TRS - Level 2	1,814,986	11.1300	20,196,043	-	20,196,043
TRS - Level 3	87,756	11.1139	975,312	186,296	1,161,608
TRS - Level 4	1,975,555	11.1058	21,940,193	-	21,940,193
TRS - Level 5	3,267,013	11.0897	36,230,311	-	36,230,311
TRS - Level 6	1,345,337	11.0656	14,886,995	-	14,886,995
UTS - Level 1	23,799	7.2670	172,947	-	172,947
UTS - Level 2	1,458,430	7.2510	10,561,317	19,838	10,581,155
UTS - Level 3	155,862	7.2403	1,128,493	-	1,128,493
UTS - Level 4	1,752,323	7.2350	12,678,011	-	12,678,011
UTS - Level 5	2,719,237	7.2243	19,644,572	-	19,644,572
UTS - Level 6	1,030,236	7.2083	7,426,244	-	7,426,244
			$1,146,992,927	$3,065,403	$1,150,058,330

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners:	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Flex 4 Contracts:
BDS - Level 3	11,800	$11.0439	$130,356	$-	$130,356
BDS - Level 4	9,807	11.0246	108,123	-	108,123
BDS - Level 5	9,285	11.0117	102,241	-	102,241
BDS - Level 6	6,787	10.9924	74,607	-	74,607
CAS - Level 3	55,801	6.4597	360,467	-	360,467
CAS - Level 4	17,846	6.4484	115,079	-	115,079
CAS - Level 5	53,620	6.4408	345,359	-	345,359
CAS - Level 6	2,823	6.4295	18,153	-	18,153
CO1 - Level 1	12,966	9.5218	123,496	-	123,496
CO1 - Level 3	12,550	9.5134	119,394	-	119,394
CO1 - Level 4	8,430	9.5084	80,158	-	80,158
CO1 - Level 5	14,611	9.5050	138,883	-	138,883
CO1 - Level 6	27,059	9.5000	257,058	-	257,058
COS - Level 3	34,316	6.6256	227,349	-	227,349
COS - Level 4	5,037	6.6140	33,318	-	33,318
COS - Level 5	38,434	6.6063	253,904	-	253,904
COS - Level 6	12,377	6.5947	81,622	-	81,622
EGS - Level 3	46,193	5.6615	261,567	-	261,567
EGS - Level 4	24,040	5.6516	135,865	-	135,865
EGS - Level 5	51,347	5.6449	289,852	-	289,852
EGS - Level 6	1,213	5.6350	6,838	-	6,838
EM1 - Level 3	419	10.3194	4,325	-	4,325
EM1 - Level 4	2,337	10.3140	24,104	-	24,104
EM1 - Level 5	2,369	10.3103	24,429	-	24,429
EM1 - Level 6	1,056	10.3049	10,883	-	10,883
FCE - Level 3	2,110	9.1857	19,378	-	19,378
FCE - Level 4	2,310	9.1696	21,179	-	21,179
FCE - Level 5	4,429	9.1588	40,569	-	40,569
FCG - Level 3	8,585	8.0623	69,199	-	69,199
FCG - Level 4	7,093	8.0481	57,085	-	57,085
FCG - Level 5	20,092	8.0387	161,511	-	161,511
FCG - Level 6	519	8.0246	4,162	-	4,162
GA1 - Level 3	2,418	9.7553	23,592	-	23,592
GA1 - Level 4	800	9.7501	7,798	-	7,798
GA1 - Level 6	6,325	9.7416	61,615	-	61,615
GAA - Level 3	2,835	8.7793	24,901	-	24,901
GAA - Level 4	1,415	8.7639	12,400	-	12,400
GAA - Level 6	1,559	8.7383	13,626	-	13,626
GG1 - Level 3	102	9.7132	988	-	988
GG1 - Level 4	170	9.7081	1,650	-	1,650
GG1 - Level 5	105	9.7047	1,016	-	1,016
GG2 - Level 3	1,887	9.6755	18,261	-	18,261
GG2 - Level 4	720	9.6704	6,961	-	6,961
GG2 - Level 5	161	9.6670	1,556	-	1,556
GG2 - Level 6	1,811	9.6619	17,500	-	17,500
GGR - Level 3	4,871	7.2964	35,578	-	35,578
GGR - Level 4	520	7.2836	3,785	-	3,785
GGR - Level 5	15,580	7.2751	113,346	-	113,346
GGR - Level 6	895	7.2623	6,499	-	6,499

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners:	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Flex 4 Contracts: - continued
GGS - Level 4	951	$10.1407	$9,649	$-	$9,649
GGS - Level 5	2,628	10.1288	26,617	-	26,617
GSS - Level 3	40,056	10.9920	440,219	-	440,219
GSS - Level 4	17,989	10.9728	197,387	-	197,387
GSS - Level 5	29,021	10.9600	318,066	-	318,066
GSS - Level 6	10,101	10.9408	110,509	-	110,509
GT1 - Level 3	499	9.4265	4,688	-	4,688
GT1 - Level 6	5,796	9.4132	54,555	-	54,555
GT2 - Level 3	7,189	9.7450	70,042	-	70,042
GT2 - Level 4	1,269	9.7398	12,363	-	12,363
GT2 - Level 5	108	9.7364	1,050	-	1,050
GT2 - Level 6	4,569	9.7313	44,459	-	44,459
GTR - Level 3	583	9.3758	5,461	-	5,461
GTR - Level 4	2,444	9.3594	22,870	-	22,870
GTR - Level 5	948	9.3485	8,861	-	8,861
GTR - Level 6	4,418	9.3321	41,229	-	41,229
GTS - Level 3	1,368	4.3653	5,974	-	5,974
GTS - Level 5	6,610	4.3525	28,749	-	28,749
HYS - Level 3	12,374	9.7569	120,723	-	120,723
HYS - Level 4	11,491	9.7399	111,918	-	111,918
HYS - Level 5	18,894	9.7285	183,808	-	183,808
HYS - Level 6	1,866	9.7114	18,118	-	18,118
IG1 - Level 3	7,214	9.5020	68,591	-	68,591
IG1 - Level 4	3,869	9.4970	36,745	-	36,745
IG1 - Level 5	8,881	9.4937	84,311	-	84,311
IG1 - Level 6	26,751	9.4887	253,831	-	253,831
M1A - Level 3	23,282	10.3045	240,049	-	240,049
M1A - Level 4	12,144	10.2991	125,071	-	125,071
M1A - Level 5	16,844	10.2955	173,421	-	173,421
M1A - Level 6	51,262	10.2900	527,483	-	527,483
M1B - Level 1	12,357	9.7807	120,859	-	120,859
M1B - Level 3	53,957	9.7722	527,330	-	527,330
M1B - Level 4	18,906	9.7670	184,654	-	184,654
M1B - Level 5	47,580	9.7636	464,552	-	464,552
M1B - Level 6	83,540	9.7585	815,224	-	815,224
MC1 - Level 3	34,513	9.6437	332,947	-	332,947
MC1 - Level 4	19,561	9.6386	188,543	-	188,543
MC1 - Level 5	25,221	9.6352	243,009	-	243,009
MC1 - Level 6	64,132	9.6302	617,601	-	617,601
MCS - Level 3	10,249	6.7310	69,034	-	69,034
MCS - Level 4	20,317	6.7192	136,515	-	136,515
MCS - Level 5	20,449	6.7113	137,238	-	137,238
MCS - Level 6	13,424	6.6995	89,936	-	89,936
MF7 - Level 3	16,464	10.0739	165,807	-	165,807
MF7 - Level 4	21,026	10.0687	211,702	-	211,702
MF7 - Level 5	11,217	10.0651	112,903	-	112,903
MF7 - Level 6	41,974	10.0598	422,251	-	422,251
MFC - Level 3	15,520	9.8838	153,425	-	153,425
MFC - Level 4	12,988	9.8786	128,307	-	128,307
MFC - Level 5	10,870	9.8752	107,341	-	107,341

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners:	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Flex 4 Contracts: - continued
MFC - Level 6	33,926	$9.8700	$334,849	$-	$334,849
MFD - Level 3	25,952	9.7181	252,324	-	252,324
MFD - Level 4	5,656	9.7130	54,938	-	54,938
MFD - Level 5	13,908	9.7096	135,038	-	135,038
MFD - Level 6	54,050	9.7044	524,523	-	524,523
MFE - Level 3	16,410	8.9267	146,579	-	146,579
MFE - Level 4	11,693	8.9220	104,325	-	104,325
MFE - Level 5	8,516	8.9189	75,956	-	75,956
MFE - Level 6	18,543	8.9142	165,297	-	165,297
MFF - Level 3	8,939	9.7106	86,908	-	86,908
MFF - Level 4	9,733	9.7055	94,465	-	94,465
MFF - Level 5	11,818	9.7021	114,656	-	114,656
MFF - Level 6	34,712	9.6970	336,599	-	336,599
MFJ - Level 3	158,528	9.9644	1,579,805	-	1,579,805
MFJ - Level 4	85,183	9.9591	848,354	-	848,354
MFJ - Level 5	52,874	9.9556	526,393	-	526,393
MFJ - Level 6	162,727	9.9504	1,619,200	-	1,619,200
MFK - Level 3	51,460	10.1167	520,742	-	520,742
MFK - Level 4	48,186	10.1110	487,223	-	487,223
MFK - Level 5	18,910	10.1078	191,137	-	191,137
MFK - Level 6	83,205	10.1025	840,583	-	840,583
MFL - Level 1	12,210	9.6760	118,147	-	118,147
MFL - Level 3	58,173	9.6676	562,467	-	562,467
MFL - Level 4	43,857	9.6625	423,772	-	423,772
MFL - Level 5	22,373	9.6591	216,105	-	216,105
MFL - Level 6	110,146	9.6540	1,063,348	-	1,063,348
MI1 - Level 3	3,804	9.3719	35,624	-	35,624
MI1 - Level 4	3,292	9.3670	30,837	-	30,837
MI1 - Level 5	569	9.3637	5,324	-	5,324
MI1 - Level 6	17,229	9.3588	161,244	-	161,244
MII - Level 3	112	8.3125	921	-	921
MIS - Level 3	37,325	6.6377	247,729	-	247,729
MIS - Level 4	50,428	6.6261	334,144	-	334,144
MIS - Level 5	51,811	6.6183	342,901	-	342,901
MIS - Level 6	11,176	6.6067	73,836	-	73,836
MIT - Level 3	45,317	8.0800	366,187	-	366,187
MIT - Level 4	43,506	8.0658	350,908	-	350,908
MIT - Level 5	82,835	8.0564	667,352	-	667,352
MIT - Level 6	9,794	8.0422	78,765	-	78,765
MM1 - Level 3	74,955	10.0270	751,575	-	751,575
MM1 - Level 4	16,522	10.0217	165,584	-	165,584
MM1 - Level 5	61,107	10.0182	612,184	-	612,184
MM1 - Level 6	71,167	10.0129	712,587	-	712,587
MMS - Level 3	39,319	10.3110	405,389	-	405,389
MMS - Level 4	15,317	10.2929	157,658	-	157,658
MMS - Level 5	40,913	10.2809	420,620	-	420,620
MS1 - Level 3	4,748	9.6309	45,732	-	45,732
MS1 - Level 4	874	9.6259	8,414	-	8,414
MS1 - Level 5	164	9.6225	1,579	-	1,579
MS1 - Level 6	4,281	9.6174	41,173	-	41,173

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners:	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Flex 4 Contracts: - continued
MSS - Level 3	3,976	$5.5235	$21,969	$-	$21,969
MSS - Level 4	2,601	5.5138	14,344	-	14,344
MSS - Level 5	3,862	5.5074	21,269	-	21,269
MSS - Level 6	17,158	5.4977	94,327	-	94,327
MV1 - Level 1	20,388	9.8015	199,832	-	199,832
MV1 - Level 3	65,962	9.7929	645,779	-	645,779
MV1 - Level 4	29,499	9.7878	288,729	-	288,729
MV1 - Level 5	27,092	9.7844	265,080	-	265,080
MV1 - Level 6	83,694	9.7792	818,457	-	818,457
MVS - Level 3	27,647	9.6822	267,698	-	267,698
MVS - Level 4	18,206	9.6652	175,970	-	175,970
MVS - Level 5	19,609	9.6540	189,301	-	189,301
MVS - Level 6	12,592	9.6370	121,349	-	121,349
NWD - Level 3	11,530	8.5825	98,958	-	98,958
NWD - Level 4	10,215	8.5674	87,516	-	87,516
NWD - Level 5	38,463	8.5574	329,149	-	329,149
NWD - Level 6	5,457	8.5424	46,614	-	46,614
RE1 - Level 1	12,462	9.6554	120,331	-	120,331
RE1 - Level 3	13,714	9.6470	132,319	-	132,319
RE1 - Level 4	8,741	9.6419	84,285	-	84,285
RE1 - Level 5	6,115	9.6385	58,940	-	58,940
RE1 - Level 6	9,472	9.6334	91,245	-	91,245
RES - Level 3	33,910	6.9303	235,076	-	235,076
RES - Level 4	21,271	6.9182	147,153	-	147,153
RES - Level 5	26,314	6.9101	181,828	-	181,828
RES - Level 6	9,481	6.8979	65,397	-	65,397
RG1 - Level 1	12,108	9.9091	120,250	-	120,250
RG1 - Level 3	2,660	9.9230	26,337	-	26,337
RG1 - Level 4	2,014	9.9178	19,977	-	19,977
RG1 - Level 5	18,724	9.9143	185,637	-	185,637
RG1 - Level 6	16,282	9.9091	161,337	-	161,337
RGS - Level 3	4,675	8.4996	39,723	-	39,723
RGS - Level 4	8,974	8.4847	76,140	-	76,140
RGS - Level 5	7,979	8.4748	67,620	-	67,620
RGS - Level 6	2,035	8.4599	17,214	-	17,214
RI1 - Level 3	1,771	9.4174	16,680	-	16,680
RI1 - Level 4	1,150	9.4125	10,826	-	10,826
RI1 - Level 5	1,102	9.4091	10,369	-	10,369
RI1 - Level 6	8,541	9.4042	80,318	-	80,318
RSS - Level 3	1,437	7.7650	11,157	-	11,157
RSS - Level 4	3,852	7.7514	29,862	-	29,862
RSS - Level 5	2,741	7.7423	21,224	-	21,224
RSS - Level 6	7,282	7.7287	56,278	-	56,278
SG1 - Level 3	2,999	9.7410	29,214	-	29,214
SG1 - Level 4	6,684	9.7358	65,079	-	65,079
SG1 - Level 5	3,078	9.7324	29,955	-	29,955
SG1 - Level 6	19,145	9.7273	186,232	-	186,232
SGS - Level 3	163	6.3539	1,062	-	1,062
SGS - Level 4	4,648	6.3427	29,481	-	29,481
SGS - Level 5	4,762	6.3353	30,167	-	30,167

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Condition - December 31, 2001 - continued
Net Assets Applicable to Contract Owners:	Applicable to Owners of Deferred Variable Annuity Contracts			Reserve for Variable Annuities	Total
	Units	Unit Value	Value
MFS Regatta Flex 4 Contracts: - continued
SGS - Level 6	604	$6.3241	$3,817	$-	$3,817
SI1 - Level 3	9,852	10.0820	99,351	-	99,351
SI1 - Level 4	5,455	10.0767	54,967	-	54,967
SI1 - Level 5	2,938	10.0732	29,590	-	29,590
SI1 - Level 6	15,237	10.0679	153,403	-	153,403
SIS - Level 3	4,307	10.5270	45,346	-	45,346
SIS - Level 4	7,221	10.5085	75,879	-	75,879
SIS - Level 5	2,197	10.4963	23,059	-	23,059
TE1 - Level 3	3,289	9.7333	32,031	-	32,031
TE1 - Level 4	6,018	9.7282	58,547	-	58,547
TE1 - Level 5	1,917	9.7248	18,638	-	18,638
TE1 - Level 6	11,702	9.7196	113,742	-	113,742
TEC - Level 3	2,826	4.2939	12,165	-	12,165
TEC - Level 4	10,353	4.2863	44,375	-	44,375
TEC - Level 5	21,089	4.2813	90,289	-	90,289
TEC - Level 6	888	4.2737	3,795	-	3,795
TRS - Level 3	78,405	10.2926	806,950	-	806,950
TRS - Level 4	25,143	10.2746	258,332	-	258,332
TRS - Level 5	52,402	10.2626	537,778	-	537,778
TRS - Level 6	19,794	10.2447	202,778	-	202,778
UTS - Level 3	15,860	7.3870	117,126	-	117,126
UTS - Level 4	19,586	7.3741	144,426	-	144,426
UTS - Level 5	15,117	7.3655	111,341	-	111,341
UTS - Level 6	5,727	7.3525	42,112	-	42,112
			$39,274,471	$-	$39,274,471
Net Assets			$11,413,450,226	$37,880,311	$11,451,330,537

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001
BDS Sub-Account		CAS Sub-Account	CO1 Sub-Account(a)	COS Sub-Account	EGS Sub-Account
Income and Expenses:
Dividend income	$4,095,306	$4,496,495	$-	$-	$-
Mortality and expense risk charges	(1,623,396)	(15,424,477)	(14,366)	(7,448,698)	(11,484,060)
Distribution and administrative expense charges	(194,808)	(1,850,937)	(1,724)	(893,844)	(1,378,087)
Net investment income (loss)	$2,277,102	$(12,778,919)	$(16,090)	$(8,342,542)	$(12,862,147)
Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,881,580	$(179,861,616)	$(9,646)	$(21,939,149)	$(12,953,259)
Realized gain distributions	-	479,991,571	-	92,605,590	168,171,437
Net realized gains (losses)	$1,881,580	$300,129,955	$(9,646)	$70,666,441	$155,218,178
Net unrealized appreciation (depreciation) on nvestments:
End of year	$5,799,672	$(785,519,636)	$428,718	$(252,637,713)	$(444,623,841)
Beginning of year	3,315,903	(71,625,585)	-	466,817	168,421,597
Change in unrealized appreciation (depreciation)	$2,483,769	$(713,894,051)	$428,718	$(253,104,530)	$(613,045,438)
Realized and unrealized gains (losses)	$4,365,349	$(413,764,096)	$419,072	$(182,438,089)	$(457,827,260)
Increase (Decrease) in net assets from operations	$6,642,451	$(426,543,015)	$402,982	$(190,780,631)	$(470,689,407)
	EM1 Sub-Account(a)	FCE Sub-Account	FCG Sub-Account	GA1 Sub-Account(a)	GAA Sub-Account
Income and Expenses:
Dividend income	$-	$-	$813,805	$-	$4,836,376
Mortality and expense risk charges	(600)	(436,598)	(1,514,992)	(784)	(1,207,946)
Distribution and administrative expense charges	(72)	(52,392)	(181,799)	(94)	(144,954)
Net investment income (loss)	$(672)	$(488,990)	$(882,986)	$(878)	$3,483,476

Realized and Unrealized gains (losses):
Realized gains(losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$381	$(2,521,212)	$(2,525,161)	$(245)	$(3,068,230)
Realized gain distributions	-	-	4,773,756	-	9,290,250
Net realized gains (losses)	$381	$(2,521,212)	$2,248,595	$(245)	$6,222,020
Net unrealized appreciation (depreciation) on investments:
End of year	$22,077	$(4,199,144)	$(23,976,161)	$10,282	$(18,511,417)
Beginning of year	-	(5,864,182)	(132,948)	-	2,415,687
Change in unrealized appreciation (depreciation)	$22,077	$1,665,038	$(23,843,213)	$10,282	$(20,927,104)
Realized and unrealized gains (losses)	$22,458	$(856,174)	$(21,594,618)	$10,037	$(14,705,084)
Increase (Decrease) in net assets from operations	$21,786	$(1,345,164)	$(22,477,604)	$9,159	$(11,221,608)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued
	GG1 Sub-Account(a)	GG2 Sub-Account(a)	GGR Sub-Account	GGS Sub-Account	GSS Sub-Account
Income and Expenses:
Dividend income	$-	$-	$2,192,089	$-	$28,568,895
Mortality and expense risk charges	(345)	(3,315)	(3,894,654)	(628,697)	(6,639,854)
Distribution and administrative expense charges	(41)	(398)	(467,359)	(75,444)	(796,782)
Net investment income (loss)	$(386)	$(3,713)	$(2,169,924)	$(704,141)	$21,132,259

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$6	$5,560	$(18,438,518)	$(1,057,832)	$4,046,946
Realized gain distributions	-	-	111,165,544	-	-
Net realized gains (losses)	$6	$5,560	$92,727,026	$(1,057,832)	$4,046,946
Net unrealized appreciation (depreciation) on investments:
End of year .	$(4,940)	$36,251	$(140,388,530)	$(3,418,046)	$17,946,429
Beginning of year	-	-	29,854,395	(3,432,052)	14,182,490
Change in unrealized appreciation (depreciation)	$(4,940)	$36,251	$(170,242,925)	$14,006	$3,763,939
Realized and unrealized gains (losses)	$(4,934)	$41,811	$(77,515,899)	$(1,043,826)	$7,810,885
Increase (Decrease) in net assets from operations	$(5,320)	$38,098	$(79,685,823)	$(1,747,967)	$28,943,144
GT1 Sub-Account(a)	GT2 Sub-Account(a)	GTR Sub-Account	GTS Sub-Account	HVS Sub-Account
Income and Expenses:
Dividend income	$-	$-	$3,734,519	$1,580	$28,860,276
Mortality and expense risk charges	(420)	(2,358)	(1,116,422)	(35,022)	(3,811,770)
Distribution and administrataive expense charges	(50)	(283)	(133,971)	(4,203)	(457,412)
Net investment income (loss)	$(470)	$(2,641)	$2,484,126	$(37,645)	$24,591,094

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$181	$(233)	$(427,911)	$(1,126,221)	$(20,611,540)
Realized gain distributions	-	-	5,660,198	-	-
Net realized gains (losses)	$181	$(233)	$5,232,287	$(1,126,221)	$(20,611,540)
Net unrealized appreciation (depreciation) on investments:
End of year	$17,418	$12,982	$(10,839,592)	$(927,110)	$(44,853,159)
Beginning of year	-	-	4,162,882	(281,437)	(40,406,353)
Change in unrealized appreciation (depreciation)	$17,418	$12,982	$(15,002,474)	$(645,673)	$(4,446,806)
Realized and unrealized gains (losses)	$17,599	$12,749	$(9,770,187)	$(1,771,894)	$(25,058,346)
Increase (Decrease) in net assets from operations	$17,129	$10,108	$(7,286,061)	$(1,809,539)	$(467,252)
(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued
IG1 Sub-Account(a)	M1A Sub-Account(a)	M1B Sub-Account(a)	MC1 Sub-Account(a)	MCS Sub-Account
Income and Expenses:
Dividend income	$-	$-	$-	$-	$38,547
Mortality and expense risk charges	(6,426)	(14,018)	(26,375)	(13,555)	(758,340)
Distribution and administrative expense charges	(771)	(1,682)	(3,165)	(1,626)	(91,001)
Net investment income (loss)	$(7,197)	$(15,700)	$(29,540)	$(15,181)	$(810,794)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$8,289	$(6,631)	$(4,965)	$(2,497)	$(5,804,749)
Realized gain distributions	-	-	-	-	221,409
Net realized gains (losses)	$8,289	$(6,631)	$(4,965)	$(2,497)	$(5,583,340)
Net unrealized appreciation (depreciation) on investments:
End of year	$93,985	$763,760	$575,726	$469,217	$(12,006,258)
Beginning of year	-	-	-	-	(1,196,996)
Change in unrealized appreciation (depreciation).	$93,985	$763,760	$575,726	$469,217	$(10,809,262)
Realized and unrealized gains (losses)	$102,274	$757,129	$570,761	$466,720	$(16,392,602)
Increase (Decrease) in net assets from operations .	$95,077	$741,429	$541,221	$451,539	$(17,203,396)
MF7 Sub-Account(a)	MFC Sub-Account(a)	MFD Sub-Account(a)	MFE Sub-Account(a)	MFF Sub-Account(a)

Income and Expenses:
Dividend income	$-	$-	$-	$-	$-
Mortality and expense risk charges	(19,407)	(15,399)	(21,112)	(11,298)	(9,758)
Distribution and administrative expense charges	(2,329)	(1,848)	(2,533)	(1,356)	(1,171)
Net investment income (loss)	$(21,736)	$(17,247)	$(23,645)	$(12,654)	$(10,929)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,485	$5,466	$(1,327)	$(5,691)	$(1,123)
Realized gain distributions	-	-	-	-	-
Net realized gains (losses)	$2,485	$5,466	$(1,327)	$(5,691)	$(1,123)
Net unrealized appreciation (depreciation) on investments:
End of year	$(5,827)	$104,223	$505,361	$(27,434)	$279,763
Beginning of year	-	-	-	-	-
Change in unrealized appreciation (depreciation)	$(5,827)	$104,223	$505,361	$(27,434)	$279,763
Realized and unrealized gains (losses)	$(3,342)	$109,689	$504,034	$(33,125)	$278,640
Increase (Decrease) in net assets from operations .	$(25,078)	$92,442	$480,389	$(45,779)	$267,711

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued

	MFJ Sub-Account(a)	MFK Sub-Account(a)	MFL Sub-Account(a)	MI1 Sub-Account(a)	MII Sub-Account

Income and Expenses:`
Dividend income	$-	$-	$-	$-	$1,432,915
Mortality and expense risk charges	(58,281)	(50,734)	(38,695)	(1,075)	(872,968)
Distribution and administrative expense charges	(6,994)	(6,088)	(4,643)	(129)	(104,756)
Net investment income (loss)	$(65,275)	$(56,822)	$(43,338)	$(1,204)	$455,191

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(9,727)	$4,476	$(4,160)	$1,655	$(2,641,465)
Realized gain distributions	-	-	-	-	7,104,372
Net realized gains (losses)	$(9,727)	$4,476	$(4,160)	$1,655	$4,462,907
Net unrealized appreciation (depreciation) on investments:
End of year	$782,663	$(143,144)	$491,228	$4,445	$(17,374,873)
Beginning of year	-	-	-	-	148,843
Change in unrealized appreciation (depreciation)	$782,663	$(143,144)	$491,228	$4,445	$(17,523,716)
Realized and unrealized gains (losses)	$772,936	$(138,668)	$487,068	$6,100	$(13,060,809)
Increase (Decrease) in net assets from operations	$707,661	$(195,490)	$443,730	$4,896	$(12,605,618)

	MIS Sub-Account	MIT Sub-Account	MM1 Sub-Account(a)		MMS Sub-Account	MS1 Sub-Account(a)

Income and Expenses:
Dividend income.	$885,478		$14,892,328	$61,167	$19,589,805	$-
Mortality and expense risk charges	(10,219,629)		(23,235,251)	(44,459)	(7,080,063)	(2,082)
Distribution and administrative expense charges	(1,226,355)		(2,788,230)	(5,335)	(849,608)	(250)
Net investment income (loss)	$(10,560,506)		$(11,131,153)	$11,373	$11,660,134	$(2,332)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transaction:
Realized gains (losses) on sale of fund shares	$(34,165,240)		$(12,116,468)	$-	$-	$(321)
Realized gain distributions	91,633,454		162,453,800	-	-	-
Net realized gains (losses)	$57,468,214		$150,337,332	$-	$-	$(321)
Net unrealized appreciation (depreciation) on investments:		$
End of year	$(310,487,444)		(435,764,972)	$-	$-	$44,756
Beginning of year	(4,363,775)		68,267,352	-	-	-
Change in unrealized appreciation (depreciation)	$(306,123,669)		$(504,032,324)	$-	$-	$44,756
Realized and unrealized gains (losses)	$(248,655,455)		$(353,694,992)	$-	$-	$44,435
Increase (Decrease) in net assets from operations	$(259,215,961)		$(364,826,145)	$11,373	$11,660,134	$42,103

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001 - continued
	MSS Sub-Account	MV1 Sub-Account(a)	MVS Sub-Account	NWD Sub-Account	RE1 Sub-Account(a)
Income and Expenses:
Dividend income	$-	$-	$1,043,309	$-	$-
Mortality and expense risk charges	(4,119,508)	(31,266)	(2,726,546)	(2,826,550)	(5,723)
Distribution and administrative expense.	(494,341)	(3,752)	(327,185)	(339,186)	(687)
Net investment income (loss)	$(4,613,849)	$(35,018)	$(2,010,422)	$(3,165,736)	$(6,410)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(40,572,926)	$(5,510)	$1,887,946	$(1,914,865)	$(1,901)
Realized gain distributions	60,645,804	-	6,135,938	16,034,420	-
Net realized gains (losses)	$20,072,878	$(5,510)	$8,023,884	$14,119,555	$(1,901)
Net unrealized appreciation (depreciation) on investments:
End of year	$(213,870,768)	$606,318	$(1,796,719)	$(31,457,775)	$130,966
Beginning of year	(16,375,940)	-	19,604,463	(5,896,477)	-
Change in unrealized appreciation (depreciation)	$(197,494,828)	$606,318	$(21,401,182)	$(25,561,298)	$130,966
Realized and unrealized gains (losses)	$(177,421,950)	$600,808	$(13,377,298)	(11,441,743)	$129,065
Increase (Decrease) in net assets from operations	$(182,035,799)	$565,790	$(15,387,720)	$(14,607,479)	$122,655
	RES Sub-Account	RG1 Sub-Account(a)	RGS Sub-Account	RI1 Sub-Account(a)	RSS Sub-Account
Income and Expenses:
Dividend income	$276,474	$-	$389,471	$-	$698,161
Mortality and expense risk charges	(11,757,989)	(5,510)	(1,157,414)	(4,186)	(1,103,345)
Distribution expense charges	(1,410,959)	(661)	(138,890)	(502)	(132,401)
Net investment income (loss)	$(12,892,474)	$(6,171)	$(906,833)	$(4,688)	$(537,585)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(15,201,971)	$(310)	$(656,208)	$3,692	$(2,868,496)
Realized gain distributions	201,889,214	-	1,992,785	-	1,207,195
Net realized gains (losses)	$186,687,243	$(310)	$1,336,577	$3,692	$(1,661,301)
Net unrealized appreciation (depreciation) on investments:
End of year	$(306,794,969)	$115,329	$(8,193,525)	$45,160	$(19,506,007)
Beginning of year	130,154,676	-	4,133,644	-	(3,573,617)
Change in unrealized appreciation (depreciation)	$(436,949,645)	$115,329	$(12,327,169)	$45,160	$(15,932,390)
Realized and unrealized gains (losses)	$(250,262,402)	$115,019	$(10,990,592)	$48,852	$(17,593,691)
Increase (Decrease) in net assets from operations	$(263,154,876)	$108,848	$(11,897,425)	$44,164	$(18,131,276)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statement of Operations - Year Ended December 31, 2001- continued
	SG1 Sub-Account(a)	SGS Sub-Account	SI1 Sub-Account(a)	SIS Sub-Account	TE1 Sub-Account(a)

Income and Expenses:
Dividend income	$-	$-	$-	$1,398,204	$-
Mortality and expense risk charges	(4,155)	(1,040,874)	(4,191)	(543,263)	(1,613)
Distribution and administrative expense charges	(499)	(124,905)	(503)	(65,192)	(194)
Net investment income (loss)	$(4,654)	$(1,165,779)	$(4,694)	$789,749	$(1,807)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$377	$(13,460,765)	$4	$(13,375)	$623
Realized gain distributions	-	1,834,413	-	148,198	-
Net realized gains (losses)	$377	$(11,626,352)	$4	$134,823	$623
Net unrealized appreciation (depreciation) on investments:
End of year	$133,618	$(26,083,609)	$6,560	$28,351	$69,805
Beginning of year	-	(12,358,957)	-	257,101	-
Change in unrealized appreciation (depreciation)	$133,618	$(13,724,652)	$6,560	$(228,750)	$69,805
Realized and unrealized gains (losses)	$133,995	$(25,351,004)	$6,564	$(93,927)	$70,428
Increase (Decrease) in net assets from operations	$129,341	$(26,516,783)	$1,870	$695,822	$68,621

	TEC Sub-Account	TRS Sub-Account	UTS Sub-Account

Income and Expenses:
Dividend income	$5,866	$58,373,473	$18,893,110
Mortality and expense risk charges	(443,686)	(21,379,220)	(6,298,062)
Distribution and administrative expense charges.	(53,242)	(2,565,506)	(755,767)
Net investment income (loss).	$(491,062)	$34,428,747	$11,839,281

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(10,062,301)	$(7,097,241)	$(4,332,544)
Realized gain distributions	-	105,426,288	51,716,609
Net realized gains (losses)	$(10,062,301)	$98,329,047	$47,384,065
Net unrealized appreciation (depreciation) on investments:
End of year	$(15,260,406)	$(109,762,974)	$(155,955,543)
Beginning of year	(7,346,993)	40,889,931	49,775,622
Change in unrealized appreciation (depreciation	$(7,913,413)	$(150,652,905)	$(205,731,165)
Realized and unrealized gains (losses)	$(17,975,714)	(52,323,858)	$(158,347,100)
Increase (Decrease) in net assets from operations	$(18,466,776)	(17,895,111)	$(146,507,819)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets
	BDS Sub-Account		CAS Sub-Account			CO1 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000		Period Ended December 31, 2001(a)
Operations:
Net investment income (loss)	$2,277,102	$1,537,882	$(12,778,919)		$205,001,364	$(16,090)
Net realized gains (losses)	1,881,580	(243,433)	300,129,955		115,139,733	(9,646)
Net unrealized gains (losses)	2,483,769	4,047,831	(713,894,051)		(545,377,146)	428,718
Increase (Decrease) in net assets from operations	$6,642,451	$5,342,280	$(426,543,015)		$(225,236,049)	$402,982

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$21,602,569	$12,292,708	$49,483,582		$120,462,569	$4,762,819
Net transfers between Sub-Accounts and Fixed Account	81,026,874	11,704,451	43,697,162		53,567,502	1,580,207
Withdrawals, surrenders, annuitizations and contract charges	(15,999,370)	(5,586,301)	(167,306,131)		(220,619,568)	(17,256)
Net accumulation activity	$86,630,073	$18,410,858	$(74,125,387)		$(46,589,497)	$6,325,770
Annuitization Activity:
Annuitizations	$164,649	$20,734	$787,719		$1,565,991	$-
Annuity payments and contract charges	(34,804)	(90,994)	(1,428,760)		(1,975,291)	-
Net Transfers between Sub-Accounts	-	-	-		1,603	-
Adjustments to annuity reserves	(2,727)	(52,288)	(199,438)		(31,320)	-
Net annuitization activity	$127,118	$(122,548)	$(840,479)		$(439,017)	$-
Increase (Decrease) in net assets from contract owner transactions	$86,757,191	$18,288,310	$(74,965,866)		$(47,028,514)	$6,325,770
Increase (Decrease) in net assets	$93,399,642	$23,630,590	$(501,508,881)		$(272,264,563)	$6,728,752
Net Assets:
Beginning of year	75,738,921	52,108,331	1,563,502,564		1,835,767,127	-
End of year	$169,138,563	$75,738,921	$1,061,993,683	$	1,563,502,564	$6,728,752

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	COS Sub-Account		EGS Sub-Account		EM1 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 2001(a)
Operations:
Net investment income (loss)	$(8,342,542)	$51,412,376	$(12,862,147)	$113,093,874	$(672)
Net realized gains (losses)	70,666,441	25,824,342	155,218,178	97,776,829	381
Net unrealized gains (losses)	(253,104,530)	(136,495,002)	(613,045,438)	(528,520,165)	22,077
Increase (Decrease) in net assets from operations	$(190,780,631)	$(59,258,284)	$(470,689,407)	$(317,649,462)	$21,786

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$63,680,946	$188,488,711	$51,612,787	$211,141,201	$277,227
Net transfers between Sub-Accounts and Fixed Account	(5,451,267)	173,050,060	(27,891,645)	168,377,777	80,026
Withdrawals, surrenders, annuitizations and contract charges	(51,682,839)	(52,708,744)	(84,256,673)	(121,215,216)	(1,423)
Net accumulation activity	$6,546,840	$308,830,027	$(60,535,531)	$258,303,762	$355,830
Annuitization Activity:
Annuitizations	$227,183	$645,834	$478,068	$1,078,807	$-
Annuity payments and contract charges	(215,224)	(448,595)	(473,538)	(980,952)	-
Net Transfers between Sub-Accounts	-	-	-	70	-
Adjustments to annuity reserves	(180,402)	205,602	(309,532)	152,251	-
Net annuitization activity	$(168,443)	$402,841	$(305,002)	$250,176	$-
Increase (Decrease) in net assets from contract owner transactions	$6,378,397	$309,232,868	$(60,840,533)	$258,553,938	$355,830
Increase (Decrease) in net assets	$(184,402,234)	$249,974,584	$(531,529,940)	$(59,095,524)	$377,616
Net Assets:
Beginning of year	678,703,741	428,729,157	1,295,009,344	1,354,104,868	-
End of year	$494,301,507	$678,703,741	$763,479,404	$1,295,009,344	$377,616

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	FCE Sub-Account		FCG Sub-Account		GA1 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Period End December 31, 2001(a)
Operations:
Net investment income (loss)	$(488,990)	$(545,248)	$(882,986)	$287,880	$(878)
Net realized gains (losses)	(2,521,212)	2,946,417	2,248,595	5,384,526	(245)
Net unrealized gains (losses)	1,665,038	(13,438,003)	(23,843,213)	(14,329,776)	10,282
Increase (Decrease) in net assets from operations	$(1,345,164)	$(11,036,834)	$(22,477,604)	$(8,657,370)	$9,159

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,247,277	$8,051,513	$14,779,339	$32,252,354	$365,610
Net transfers between Sub-Accounts and Fixed Account	(2,616,209)	5,817,273	17,818,382	32,339,634	127,818
Withdrawals, surrenders, annuitizations and contract charges	(3,503,652)	(4,459,000)	(9,324,452)	(6,112,540)	(1,401)
Net accumulation activity	$(2,872,584)	$9,409,786	$23,273,269	$58,479,448	$492,027
Annuitization Activity:
Annuitizations	$32,295	$61,320	$69,817	$69,727	$-
Annuity payments and contract charges	(15,787)	(139,157)	(22,866)	(23,992)	-
Net transfers between Sub-Accounts	-	-	-	-	-
Adjustments to annuity reserves .	(85,031)	81,906	3,793	2,479	-
Net annuitization activity .	$(68,523)	$4,069	$50,744	$48,214	$-
Increase (Decrease) in net assets from contract owner transactions.	$(2,941,107)	$9,413,855	$23,324,013	$58,527,662	$492,027
Increase (Decrease) in net assets	$(4,286,271)	$(1,622,979)	$846,409	$49,870,292	$501,186
Net Assets:
Beginning of year	36,249,750	37,872,729	116,080,281	66,209,989	-
End of year	$31,963,479	$36,249,750	$116,926,690	$116,080,281	$501,186

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	GAA Sub-Account		GG1 Sub-Account	GG2 Sub-Account	GGR Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period End December 31, 2001(a)	Period End December 31, 2001(a)	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$3,483,476	$4,671,549	$(386)	$(3,713)	$(2,169,924)	$57,920,355
Net realized gains (losses)	6,222,020	2,285,356	6	5,560	92,727,026	26,005,821
Net unrealized gains (losses)	(20,927,104)	(11,303,397)	(4,940)	36,251	(170,242,925)	(148,644,374)
Increase (Decrease) in net assets from
operations	$(11,221,608)	$(4,346,492)	$(5,320)	$38,098	$(79,685,823)	$(64,718,198)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,245,118	$5,808,656	$118,021	$1,090,338	$11,795,697	$46,331,287
Net transfers between Sub-Accounts and Fixed
Account	(6,122,870)	716,468	55,079	234,365	(18,114,536)	36,422,023
Withdrawals, surrenders, annuitizations and
contract charges	(12,385,431)	(11,518,734)	(1,687)	(5,671)	(39,996,781)	(51,898,609)
Net accumulation activity	$(16,263,183)	$(4,993,610)	$171,413	$1,319,032	$(46,315,620)	$30,854,701
Annuitization Activity:
Annuitizations	$64,460	$197,229	$-	$-	$131,880	$456,789
Annuity payments and contract charges	(142,822)	(144,114)	-	-	(241,458)	(234,872)
Net transfers between Sub-Accounts		70	-	-	-	70
Adjustments to annuity reserves	6,590	(22,183)	-	-	(12,393)	(21,859)
Net annuitization activity	$(71,772)	$31,002	$-	$-	$(121,971)	$200,128
Increase (Decrease) in net assets from contract
owner transactions	$(16,334,955)	$(4,962,608)	$171,413	$1,319,032	$(46,437,591)	$31,054,829
Increase (Decrease) in net assets	$(27,556,563)	$(9,309,100)	$166,093	$1,357,130	$(126,123,414)	$(33,663,369)
Net Assets:
Beginning of year	112,061,550	121,370,650	-	-	386,874,517	420,537,886
End of year	$84,504,987	$112,061,550	$166,093	$1,357,130	$260,751,103	$386,874,517
(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GGS Sub-Account		GSS Sub-Account		GT1 Sub-Account	GT2 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Period End December 31, 2001(a)	Period End December 31, 2001(a)
Operations:
Net investment income (loss)	$(704,141)	$1,631,982	$21,132,259	$20,813,581	$(470)	$(2,641)
Net realized gains (losses)	(1,057,832)	(4,147,933)	4,046,946	(1,643,130)	181	(233)
Net unrealized gains (losses)	14,006	2,081,572	3,763,939	27,366,002	17,418	12,982
Increase (Decrease) in net assets from operations	$(1,747,967)	$(434,379)	$28,943,144	$46,536,453	$17,129	$10,108

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,973,311	$4,548,344	$68,003,893	$35,907,984	$212,751	$1,131,071
Net transfers between Sub-Accounts and Fixed Account	(2,898,351)	(2,827,337)	81,931,003	29,420,853	5,898	332,274
Withdrawals, surrenders, annuitizations and contract charges	(8,291,944)	(13,142,608)	(66,588,445)	(72,893,970)	(763)	(655)
Net accumulation activity	$(8,216,984)	$(11,421,601)	$83,346,451	$(7,565,133)	$217,886	$1,462,690
Annuitization Activity:
Annuitizations	$57,248	$52,911	$444,447	$709,592	$-	$-
Annuity payments and contract charges	(175,299)	(123,868)	(596,840)	(510,647)	-	-
Net transfers between Sub-Accounts	-	-	-	17,643	-	-
Adjustments to annuity reserves	(129,104)	120,294	107,348	(161,780)	-	-
Net annuitization activity	$(247,155)	$49,337	$(45,045)	$54,808	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(8,464,139)	$(11,372,264)	$83,301,406	$(7,510,325)	$217,886	$1,462,690
Increase (Decrease) in net assets	$(10,212,106)	$(11,806,643)	$112,244,550	$39,026,128	$235,015	$1,472,798
Net Assets:
Beginning of year	55,094,152	66,900,795	483,667,210	444,641,082	-	-
End of year	$44,882,046	$55,094,152	$595,911,760	$483,667,210	$235,015	$1,472,798
(a)For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GTR Sub-Account		GTS Sub-Account		HYS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Period End December 31, 2000(b)	Year Ended December 31, 2001	Year Ended December 31, 2001
Operations:
Net investment income (loss)	$2,484,126	$5,940,292	$(37,645)	$(3,184)	$24,591,094	$22,797,198
Net realized gains (losses)	5,232,287	2,579,969	(1,126,221)	(3,111)	(20,611,540)	(14,551,499)
Net unrealized gains (losses)	(15,002,474)	(7,755,355)	(645,673)	(281,437)	(4,446,806)	(31,725,784)
Increase (Decrease) in net assets from operations	$(7,286,061)	$764,906	$(1,809,539)	$(287,732)	$(467,252)	$(23,480,085)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,685,853	$4,441,533	$1,165,042	$1,154,514	$25,313,847	$28,351,368
Net transfers between Sub-Accounts and Fixed Account	(425,868)	(1,546,986)	2,302,209	535,070	36,097,676	4,517,525
Withdrawals, surrenders, annuitizations and contract charges	(8,948,404)	(8,818,488)	(279,960)	(2,200)	(38,386,294)	(37,586,369)
Net accumulation activity.	$(5,688,419)	$(5,923,941)	$3,187,291	$1,687,384	$23,025,229	$(4,717,476)
Annuitization Activity:
Annuitizations	$20,585	$20,713	$-	$-	$348,049	$459,830
Annuity payments and contract charges	(72,608)	(86,584)	-	-	(347,667)	(353,292)
Net transfers between Sub-Accounts.	-	-	-	-	-	-
Adjustments to annuity reserves	(15,084)	(8,028)	-	-	(32,276)	(65,995)
Net annuitization activity	$(67,107)	$(73,899)	$-	$-	$(31,894)	$40,543
Increase (Decrease) in net assets from contract owner transactions	$(5,755,526)	$(5,997,840)	$3,187,291	$1,687,384	$22,993,335	$(4,676,933)
Increase (Decrease) in net assets	$(13,041,587)	$(5,232,934)	$1,377,752	$1,399,652	$22,526,083	$(28,157,018)
Net Assets:
Beginning of year	97,213,236	102,446,170	1,399,652	-	278,569,001	306,726,019
End of year	$84,171,649	$97,213,236	$2,777,404	$1,399,652	$301,095,084	$278,569,001
(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	IG1 Sub-Account	M1A Sub-Account	M1B Sub-Account	MC1 Sub-Account	MCS Sub-Account
	Period End December 31, 2001(a)	Period End December 31, 2001(a)	Period End December 31, 2001(a)	Period End December 31, 2001(a)	Year Ended December 31, 2001	Period End December 31, 2000(b)
Operations:
Net investment income (loss)	$(7,197)	$(15,700)	$(29,540)	$(15,181)	$(810,794)	$(57,876)
Net realized gains (losses)	8,289	(6,631)	(4,965)	(2,497)	(5,583,340)	(59,940)
Net unrealized gains (losses)	93,985	763,760	575,726	469,217	(10,809,262)	(1,196,996)
Increase (Decrease) in net assets from operations	$95,077	$741,429	$541,221	$451,539	$(17,203,396)	$(1,314,812)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,115,028	$5,422,456	$10,459,061	$5,080,329	$19,252,187	$15,246,105
Net transfers between Sub-Accounts and Fixed Account	905,065	1,516,318	2,911,664	1,460,830	51,511,542	12,544,803
Withdrawals, surrenders, annuitizations and contract charges	(11,130)	(16,001)	(47,088)	(14,922)	(4,541,036)	(123,483)
Net accumulation activity	$3,008,963	$6,922,773	$13,323,637	$6,526,237	$66,222,693	$27,667,425
Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$55,031	$-
Annuity payments and contract charges	-	-	-	-	(1,822)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	858	-
Net annuitization activity	$-	$-	$-	$-	$54,067	$-
Increase (Decrease) in net assets from contract owner transactions	$3,008,963	$6,922,773	$13,323,637	$6,526,237	$66,276,760	$27,667,425
Increase (Decrease) in net assets	$3,104,040	$7,664,202	$13,864,858	$6,977,776	$49,073,364	$26,352,613
Net Assets:
Beginning of year	-	-	-	-	26,352,613	-
End of year	$3,104,040	$7,664,202	$13,864,858	$6,977,776	$75,425,977	$26,352,613
(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001. (b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MF7 Sub-Account	MFC Sub-Account	MFD Sub-Account	MFE Sub-Account	MFF Sub-Account	MFJ Sub-Account
	Period End December 31, 2001(a)	Period End December 31, 2001(a)	Period End December 31, 2001(a)	Period End December 31, 2001(a)	Period End December 31, 2001(a)	Period End December 31, 2001(a)
Operations:
Net investment income (loss)	$(21,736)	$(17,247)	$(23,645)	$(12,654)	$(10,929)	$(65,275)
Net realized gains (losses)	2,485	5,466	(1,327)	(5,691)	(1,123)	(9,727)
Net unrealized gains (losses)	(5,827)	104,223	505,361	(27,434)	279,763	782,663
Increase (Decrease) in net assets from operations	$(25,078)	$92,442	$480,389	$(45,779)	$267,711	$707,661

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$8,391,627	$5,291,548	$7,920,862	$3,911,698	$3,936,656	$22,840,059
Net transfers between Sub-Accounts and Fixed Account	2,139,891	2,943,090	3,111,617	1,548,081	920,802	6,927,475
Withdrawals, surrenders, annuitizations and contract charges	(40,951)	(46,593)	(66,008)	(13,912)	(12,073)	(120,919)
Net accumulation activity	$10,490,567	$8,188,045	$10,966,471	$5,445,867	$4,845,385	$29,646,615
Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$10,490,567	$8,188,045	$10,966,471	$5,445,867	$4,845,385	$29,646,615
Increase (Decrease) in net assets	$10,465,489	$8,280,487	$11,446,860	$5,400,088	$5,113,096	$30,354,276
Net Assets:
Beginning of year	-	-	-	-	-	-
End of year	$10,465,489	$8,280,487	$11,446,860	$5,400,088	$5,113,096	$30,354,276

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFK Sub-Account	MFL Sub-Account	MI1 Sub-Account	MII Sub-Account
	Period End December 31, 2001 (a)	Period End December 31, 2001 (a)	Period End December 31, 2001 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$(56,822)	$(43,338)	$(1,204)	$455,191	$7,011,723
Net realized gains (losses)	4,476	(4,160)	1,655	4,462,907	1,908,648
Net unrealized gains (losses)	(143,144)	491,228	4,445	(17,523,716)	(11,607,039)
Increase (Decrease) in net assets from operations .	$(195,490)	$443,730	$4,896	$(12,605,618)	$(2,686,668)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$22,105,464	$13,956,914	$411,528	$3,631,371	$8,797,559
Net transfers between Sub-Accounts and Fixed Account	2,013,815	4,583,160	6,166	(1,920,625)	1,735,722
Withdrawals, surrenders, annuitizations and contract charges	(104,814)	(42,414)	(241)	(7,297,037)	(9,033,320)
Net accumulation activity	$24,014,465	$18,497,660	$417,453	$(5,586,291)	$1,499,961
Annuitization Activity:
Annuitizations	$-	$-	$-	$3,600	$54,002
Annuity payments and contract charges	-	-	-	(26,064)	(27,655)
Net transfers between Sub-Accounts	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	5,673	(1,298)
Net annuitization activity	$-	$-	$-	$(16,791)	$25,049
Increase (Decrease) in net assets from contract owner transactions	$24,014,465	$18,497,660	$417,453	$(5,603,082)	$1,525,010
Increase (Decrease) in net assets	$23,818,975	$18,941,390	$422,349	$(18,208,700)	$(1,161,658)
Net Assets:
Beginning of year	-	-	-	79,735,055	80,896,713
End of year	$23,818,975	$18,941,390	$422,349	$61,526,355	$79,735,055

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MIS Sub-Account		MIT Sub-Account		MM1 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Period End December 31, 2001 (a)
Operations:
Net investment income (loss).	$(10,560,506)	$17,271,098	$(11,131,153)	$122,436,886	$11,373
Net realized gains (losses)	57,468,214	20,268,033	150,337,332	110,506,963	-
Net unrealized gains (losses)	(306,123,669)	(119,219,201)	(504,032,324)	(262,883,007)	-
Increase (Decrease) in net assets from operations.	$(259,215,961)	$(81,680,070)	$(364,826,145)	$(29,939,158)	$11,373

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$93,725,331	$267,501,421	$102,958,111	$204,855,593	$22,578,965
Net transfers between Sub-Accounts and Fixed Account	41,379,579	259,239,622	16,368,069	47,197,414	(1,496,530)
Withdrawals, surrenders, annuitizations and contract charges	(59,511,624)	(60,579,090)	(198,691,283)	(201,810,388)	(715,868)
Net accumulation activity.	$75,593,286	$466,161,953	$(79,365,103)	$50,242,619	$20,366,567
Annuitization Activity:
Annuitizations	$355,145	$744,161	$1,423,428	$1,238,034	$112,057
Annuity payments and contract charges	(236,630)	(510,101)	(1,412,825)	(1,378,085)	-
Net transfers between Sub-Accounts	-	-	-	18,376	-
Adjustments to annuity reserves	(182,032)	268,875	(225,568)	(147,752)	(5,603)
Net annuitization activity.	$(63,517)	$502,935	$(214,965)	$(269,427)	$106,454
Increase (Decrease) in net assets from contract owner transactions	$75,529,769	$466,664,888	$(79,580,068)	$49,973,192	$20,473,021
Increase (Decrease) in net assets	$(183,686,192)	$384,984,818	$(444,406,213)	$20,034,034	$20,484,394
Net Assets:
Beginning of year	916,730,808	531,745,990	2,116,754,072	2,096,720,038	-
End of year	$733,044,616	$916,730,808	$1,672,347,859	$2,116,754,072	$20,484,394

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MMS Sub-Account		MS1 Sub-Account	MSS Sub-Account		MV1 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period End December 31, 2001 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$11,660,134	$16,798,037	$(2,332)	$(4,613,849)	$106,871,754	$(35,018)
Net realized gains (losses).	-	-	(321)	20,072,878	44,752,504	(5,510)
Net unrealized gains (losses)	-	-	44,756	(197,494,828)	(300,846,553)	606,318
Increase (Decrease) in net assets from operations	$11,660,134	$16,798,037	$42,103	$(182,035,799)	$(149,222,295)	$565,790

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$120,144,574	$149,152,285	$623,414	$11,289,111	$58,847,500	$12,101,250
Net transfers between Sub-Accounts and Fixed Account	398,556,666	(3,045,639)	90,928	(38,232,278)	55,157,431	3,838,708
Withdrawals, surrenders, annuitizations and contract charges	(284,802,038)	(210,393,152)	(258)	(43,762,901)	(79,521,840)	(27,665)
Net accumulation activity	$233,899,202	$(64,286,506)	$714,084	$(70,706,068)	$34,483,091	$15,912,293
Annuitization Activity:
Annuitizations	$2,296,745	$196,898	$-	$96,446	$561,125	$-
Annuity payments and contract charges	(436,283)	(341,950)	-	(308,911)	(555,108)	-
Net transfers between Sub-Accounts	-	(349)	-	-	-	-
Adjustments to annuity reserves	83,978	(18,308)	-	34,088	(17,561)	-
Net annuitization activity	$1,944,440	$(163,709)	$-	$(178,377)	$(11,544)	$-
Increase (Decrease) in net assets from contract owner. transactions	$235,843,642	$(64,450,215)	$714,084	$(70,884,445)	$34,471,547	$15,912,293
Increase (Decrease) in net assets	$247,503,776	$(47,652,178)	$756,187	$(252,920,244)	$(114,750,748)	$16,478,083
Net Assets:
Beginning of year	406,992,706	454,644,884	-	515,529,961	630,280,709	-
End of year	$654,496,482	$406,992,706	$756,187	$262,609,717	$515,529,961	$16,478,083

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MVS Sub-Account		NWD Sub-Account		RE1 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 2001 (a)
Operations:
Net investment income (loss)	$(2,010,422)	$(368,866)	$(3,165,736)	$4,552,743	$(6,410)
Net realized gains (losses)	8,023,884	1,186,422	14,119,555	11,727,357	(1,901)
Net unrealized gains (losses)	(21,401,182)	18,788,499	(25,561,298)	(27,084,312)	130,966
Increase (Decrease) in net assets from operations .	$(15,387,720)	$19,606,055	$(14,607,479)	$(10,804,212)	$122,655

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$51,364,831	$28,419,453	$27,155,543	$77,725,960	$2,324,180
Net transfers between Sub-Accounts and Fixed Account	142,328,767	40,299,271	39,309,158	83,840,994	665,758
Withdrawals, surrenders, annuitizations and contract charges	(17,617,507)	(6,195,560)	(16,785,806)	(9,896,594)	(7,022)
Net accumulation activity	$176,076,091	$62,523,164	$49,678,895	$151,670,360	$2,982,916
Annuitization Activity:
Annuitizations	$55,386	$31,514	$51,708	$162,539	$-
Annuity payments and contract charges	(29,404)	(762)	(63,397)	(291,928)	-
Net transfers between Sub-Accounts	-	-	-	-	-
Adjustments to annuity reserves	503	243	(170,947)	219,356	-
Net annuitization activity	$26,485	$30,995	$(182,636)	$89,967	$-
Increase (Decrease) in net assets from contract owner transactions.	$176,102,576	$62,554,159	$49,496,259	$151,760,327	$2,982,916
Increase (Decrease) in net assets	$160,714,856	$82,160,214	$34,888,780	$140,956,115	$3,105,571
Net Assets:
Beginning of year	123,096,261	40,936,047	203,606,880	62,650,765	-
End of year	$283,811,117	$123,096,261	$238,495,660	$203,606,880	$3,105,571

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	RES Sub-Account		RG1 Sub-Account	RGS Sub-Account		RI1 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period End December 31, 2001 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period End December 31, 2001 (a)
Operations:
Net investment income (loss)	$(12,892,474)	$110,747,020	$(6,171)	$(906,833)	$258,077	$(4,688)
Net realized gains (losses)	186,687,243	59,611,630	(310)	1,336,577	2,411,618	3,692
Net unrealized gains (losses)	(436,949,645)	(239,036,239)	115,329	(12,327,169)	(1,419,007)	45,160
Increase (Decrease) in net assets
from operations	$(263,154,876)	$(68,677,589)	$108,848	$(11,897,425)	$1,250,688	$44,164

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$33,023,849	$100,944,068	$2,232,502	$9,914,663	$12,619,642	$1,932,638
Net transfers between Sub-Accounts and
Fixed Account	(48,545,569)	51,033,381	812,849	14,277,369	9,092,151	559,724
Withdrawals, surrenders, annuitizations
and contract charges	(89,556,168)	(113,908,235)	(2,207)	(9,102,663)	(9,255,795)	(2,994)
Net accumulation activity	$(105,077,888)	$38,069,214	$3,043,144	$15,089,369	$12,455,998	$2,489,368
Annuitization Activity:
Annuitizations	$695,890	$897,331	$-	$73,209	$46,392	$-
Annuity payments and contract charges	(583,897)	(661,710)	-	(31,866)	(33,136)	-
Net transfers between Sub-Accounts	-	18,306	-	-	-	-
Adjustments to annuity reserves	(50,656)	(3,286)	-	10,366	(2,338)	-
Net annuitization activity	$61,337	$250,641	$-	$51,709	$10,918	$-
Increase (Decrease) in net assets from
contract owner transactions	$(105,016,551)	$38,319,855	$3,043,144	$15,141,078	$12,466,916	$2,489,368
Increase (Decrease) in net assets	$(368,171,427)	$(30,357,734)	$3,151,992	$3,243,653	$13,717,604	$2,533,532
Net Assets:
Beginning of year	1,165,193,001	1,195,550,735	-	88,876,789	75,159,185	-
End of year	$797,021,574	$1,165,193,001	$3,151,992	$92,120,442	$88,876,789	$2,533,532

a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	RSS Sub-Account		SG1 Sub-Account	SGS Sub-Account		SI1 Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 2001 (a)	Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 2001 (a)
Operations:
Net investment income (loss)	$(537,585)	$1,454,584	$(4,654)	$(1,165,779)	$(700,845)	$(4,694)
Net realized gains (losses)	(1,661,301)	2,305,478	377	(11,626,352)	1,038,087	4
Net unrealized gains (losses)	(15,932,390)	(9,614,973)	133,618	(13,724,652)	(13,431,277)	6,560
Increase (Decrease) in net assets from
operations	$(18,131,276)	$(5,854,911)	$129,341	$(26,516,783)	$(13,094,035)	$1,870

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$11,956,162	$41,763,940	$1,461,889	$16,018,990	$50,262,282	$1,900,686
Net transfers between Sub-Accounts and
Fixed Account	9,630,619	19,743,913	397,812	3,864,073	43,860,963	687,480
Withdrawals, surrenders, annuitizations and
contract charges	(5,629,245)	(3,286,019)	(3,128)	(6,162,377)	(3,596,813)	(8,373)
Net accumulation activity	$15,957,536	$58,221,834	$1,856,573	$13,720,686	$90,526,432	$2,579,793
Annuitization Activity:
Annuitizations	$20,666	$89,297	$-	$-	$144,114	$-
Annuity payments and contract charges	(15,206)	(229,096)	-	(30,441)	(8,563)	-
Net transfers between Sub-Accounts	-	-	-	-	-	-
Adjustments to annuity reserves	(165,002)	185,264	-	(1,559)	(1,503)	-
Net annuitization activity	$(159,542)	$45,465	$-	$(32,000)	$134,048	$-
Increase (Decrease) in net assets from contract
owner transactions	$15,797,994	$58,267,299	$1,856,573	$13,688,686	$90,660,480	$2,579,793
Increase (Decrease) in net assets	$(2,333,282)	$52,412,388	$1,985,914	$(12,828,097)	$77,566,445	$2,581,663
Net Assets:
Beginning of year	82,252,264	29,839,876	-	86,724,736	9,158,291	-
End of year	$79,918,982	$82,252,264	$1,985,914	$73,896,639	$86,724,736	$2,581,663

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	SIS Sub-Account		TE1 Sub-Account	TEC Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Period End December 31, 2001 (a)	Year Ended December 31, 2001	Period End December 31, 2000 (c)
Operations:
Net investment income (loss)	$789,749	$559,120	$(1,807)	$(491,062)	$(94,285)
Net realized gains (losses)	134,823	158,521	623	(10,062,301)	(171,918)
Net unrealized gains (losses)	(228,750)	(206,713)	69,805	(7,913,413)	(7,346,993)
Increase (Decrease) in net assets from operations	$695,822	$510,928	$68,621	$(18,466,776)	$(7,613,196)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,354,621	$8,750,504	$674,130	$11,041,196	$29,889,473
Net transfers between Sub-Accounts and Fixed Account	11,423,229	6,354,616	204,254	11,130,923	10,157,396
Withdrawals, surrenders, annuitizations and contract charges	(4,217,706)	(2,101,610)	(3,015)	(1,853,689)	(462,508)
Net accumulation activity	$13,560,144	$13,003,510	$875,369	$20,318,430	$39,584,361
Annuitization Activity:
Annuitizations	$79,128	$15,749	$-	$31,203	$6,170
Annuity payments and contract charges	(3,898)	(281)	-	(1,584)	(77)
Net transfers between Sub-Accounts	-	-	-	-	-
Adjustments to annuity reserves .	(166)	119	-	4,387	(3,242)
Net annuitization activity	$75,064	$15,587	$-	$34,006	$2,851
Increase (Decrease) in net assets from contract owner transactions	$13,635,208	$13,019,097	$875,369	$20,352,436	$39,587,212
Increase (Decrease) in net assets	$14,331,030	$13,530,025	$943,990	$1,885,660	$31,974,016
Net Assets:
Beginning of year	32,973,619	19,443,594	-	31,974,016	-
End of year	$47,304,649	$32,973,619	$943,990	$33,859,676	$31,974,016

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access,

Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued
	TRS Sub-Account		UTS Sub-Account
	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 2001	Year Ended December 31, 2000
Operations:
Net investment income (loss)	$34,428,747	$139,777,526	$11,839,281	$36,802,332
Net realized gains (losses)	98,329,047	31,924,489	47,384,065	10,898,590
Net unrealized gains (losses)	(150,652,905)	55,636,292	(205,731,165)	(27,479,753)
Increase (Decrease) in net assets from operations	$(17,895,111)	$227,338,307	$(146,507,819)	$20,221,169

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$112,697,930	$74,804,184	$42,189,616	$89,663,057
Net transfers between Sub-Accounts and Fixed Account	164,008,436	(97,365,584)	12,685,526	109,620,267
Withdrawals, surrenders, annuitizations and contract charges	(253,192,238)	(253,512,922)	(52,983,808)	(41,180,443)
Net accumulation activity	$23,514,128	$(276,074,322)	$1,891,334	$158,102,881
Annuitization Activity:
Annuitizations	$1,646,637	$2,349,159	$288,905	$459,117
Annuity payments and contract charges	(2,139,784)	(1,744,305)	(282,580)	(252,731)
Net transfers between Sub-Accounts	-	(55,788)	-	-
Adjustments to annuity reserves	(101,431)	(135,198)	(29,847)	(33,064)
Net annuitization activity	$(594,578)	$413,868	$(23,522)	$173,322
Increase (Decrease) in net assets from contract owner transactions	$22,919,550	$(275,660,454)	$1,867,812	$158,276,203
Increase (Decrease) in net assets	$5,024,439	$(48,322,147)	$(144,640,007)	$178,497,372
Net Assets:
Beginning of year	1,713,740,023	1,762,062,170	550,715,176	372,217,804
End of year	$1,718,764,462	$1,713,740,023	$406,075,169	$550,715,176

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the ''Variable Account''), a separate account of Sun Life Assurance Company of Canada (U.S.) (the ''Sponsor''), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts and Regatta Flex 4 contracts (collectively, the ''Contracts'') and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exist in accordance with the regulations of the Delaware insurance department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account attributable to the Contracts is invested in shares of a specific corresponding series of MFS/Sun Life Series Trust (the ''Series Trust''), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company (''MFS''), an affiliate of the Sponsor, is the investment adviser to the Series Trust.

Under applicable insurance law, the assets and liabilities of Separate Account F are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of Separate Account F's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the current year's presentation.

Investment Valuations

Investments in shares of the Series Trust are recorded at their net asset value. The Series Trust values their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable

Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6

Regatta contracts	1.25%	-	-	-	-	-
Regatta Gold contracts	1.25%	-	-	-	-	-
Regatta Classic contracts	1.00%	-	-	-	-	-
Regatta Platinum contracts	1.25%	-	-	-	-	-
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%	-	-
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%

Each year on the account anniversary, an account administration fee (''Account Fee'') equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra contracts and $50 in the case of Regatta Classic, Regatta Access, Regatta Choice and Regatta Flex 4 contracts (after account year 5, the account fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust and charges a management fee at an effective annual rate ranging from .58% to 1.82%, of the Series Trust net assets.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable

Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta, Regatta Gold, Regatta Platinum, Regatta Extra, Regatta Choice and Regatta Flex 4 contracts, a withdrawal charge (contingent deferred sales charge) of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

For the year ended December 31, 2001, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statement of Changes in Net Assets.
	Contract Charges	Surrender Charges
Bond Series	$25,011	$186,542
Capital Appreciation Series	479,873	1,493,285
Capital Opportunities S Class	7	276
Capital Opportunities Series	188,734	598,327
Emerging Growth Series	386,576	786,437
Emerging Markets Equity Series	19,289	42,647
International Growth Series	51,844	80,661
Global Asset Allocation Series	34,590	163,298
Global Growth S Class	-	130
Global Growth Series	110,965	362,177
Global Governments Series	26,981	55,299
Government Securities Series	145,474	648,378

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued
	Contract Charges	Surrender Charges
Global Total Return Series	$31,797	$86,827
Global Telecommunications Series	1,056	238
High Yield Series	106,998	387,477
New Discovery S Class	5	206
Massachusetts Investors Growth Stock S Class	-	18
Mid Cap Growth S Class	7	80
Mid Cap Growth Series	12,834	51,690
Capital Appreciation S Class	7	2,041
Value S Class	-	18
Total Return S Class	8	343
Government Securities S Class	-	17
Massachusetts Investors Trust S Class	-	18
International Investors Trust Series	27,102	38,500
Massachusetts Investors Growth Stock Series	269,200	849,545
Massachusetts Investors Trust Series	610,954	2,666,044
Money Market Series	144,550	2,657,382
Managed Sectors Series	149,434	420,524
Value Series	43,756	219,788
New Discovery Series	65,530	267,418
Research Series	358,988	959,629
Research Growth and Income Series	30,376	87,308
Research International Series	22,509	64,281
Strategic Growth Series	27,266	40,056
Strategic Income Series	9,075	42,980
Technology Series	13,303	23,354
Total Return Series	534,785	2,019,636
Utilities Series	163,305	761,059

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 4% or 3%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable, and the 2000 Individual Annuitant Mortality Table and an assumed rate of 3% for Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Contracts:
CAS - Level 1	11,530	22,958	1,551	1,434	(1,684)	(12,093)	(5,726)	(769)	5,671	11,530
CAS - Level 2	6,760,138	7,847,274	20,592	5,852	73,306	190,764	(1,085,774)	(1,283,752)	5,768,262	6,760,138
GGS - Level 1	-	495	-	-	-	(495)	-	-	-	-
GGS - Level 2	467,220	630,136	3,128	2,983	(38,192)	(32,500)	(49,372)	(133,399)	382,784	467,220
GSS - Level 1	-	-	3,054	441	(742)	-	(1,486)	(441)	826	-
GSS - Level 2	2,286,456	2,795,724	14,250	18,617	(384,124)	6,818	(289,382)	(534,703)	1,627,200	2,286,456
HYS - Level 1	-	165	-	-	-	(165)	-	-	-	-
HYS - Level 2	793,524	1,075,336	-	-	46,860	(38,144)	(140,433)	(243,668)	699,951	793,524
MMS - Level 1	17,506	16,140	2,243	6,124	(2,242)	(3,167)	(7,650)	(1,591)	9,857	17,506
MMS - Level 2	1,879,078	2,672,617	10,950	7,930	664,681	707,544	(983,775)	(1,509,013)	1,570,934	1,879,078
MSS - Level 1	1,925	5,113	732	380	(1,645)	(3,537)	(1)	(31)	1,011	1,925
MSS - Level 2	2,338,746	2,678,028	756	4,329	(223,640)	160,720	(373,604)	(504,331)	1,742,258	2,338,746
TRS - Level 1	1,939	31,742	6,601	933	(5,796)	(23,876)	(2)	(6,860)	2,742	1,939
TRS - Level 2	7,233,035	9,929,414	48,465	11,299	212,624	(363,128)	(1,333,053)	(2,344,550)	6,161,071	7,233,035

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Gold Contracts:
BDS	2,088,013	2,085,322	27,544	29,483	2,902,848	197,581	(601,322)	(224,373)	4,417,083	2,088,013
CAS	28,788,776	32,846,090	193,128	320,065	(328,396)	(454,290)	(4,103,436)	(3,923,089)	24,550,072	28,788,776
COS	14,107,765	12,845,672	132,985	247,279	(1,534,998)	2,522,261	(1,561,482)	(1,507,447)	11,144,270	14,107,765
EGS	26,624,559	28,061,821	190,196	373,147	(2,775,249)	824,391	(2,718,021)	(2,634,800)	21,321,485	26,624,559
FCE	2,106,206	2,761,034	22,031	26,228	(255,081)	(318,783)	(233,407)	(362,273)	1,639,749	2,106,206
FCG	3,565,669	3,187,799	26,582	70,013	(121,897)	641,167	(404,074)	(333,310)	3,066,280	3,565,669
GAA	5,558,481	6,188,330	31,887	55,903	(482,529)	(106,997)	(662,909)	(578,755)	4,444,930	5,558,481
GGR	12,229,092	13,513,835	74,032	124,310	(1,109,672)	338,996	(1,682,768)	(1,748,049)	9,510,684	12,229,092
GGS	2,796,363	3,941,088	30,107	61,047	(155,923)	(383,157)	(509,671)	(822,615)	2,160,876	2,796,363
GSS	19,297,556	23,230,411	167,208	194,879	(719,716)	(187,738)	(2,667,025)	(3,939,996)	16,078,023	19,297,556
GTR	4,242,817	4,907,545	24,781	32,245	(193,489)	(251,581)	(444,951)	(445,392)	3,629,158	4,242,817
GTS(b)	10,929	-	874	892	80,881	10,039	(9,936)	(2)	82,748	10,929
HYS	9,905,313	12,537,119	72,440	106,514	117,437	(1,083,157)	(1,516,274)	(1,655,163)	8,578,916	9,905,313
MCS(b)	730,917	-	45,503	22,458	2,070,996	714,808	(295,510)	(6,349)	2,551,906	730,917
MII .	3,893,735	4,509,596	21,920	40,386	(279,326)	(105,015)	(443,910)	(551,232)	3,192,419	3,893,735
MIS	15,174,988	11,985,320	160,649	418,399	(812,360)	4,724,782	(1,630,899)	(1,953,513)	12,892,378	15,174,988
MIT	41,704,826	49,201,899	294,819	449,673	(2,283,111)	(2,923,924)	(5,080,139)	(5,022,822)	34,636,395	41,704,826
MMS	19,204,526	28,447,843	1,009,500	668,574	20,801,679)	2,650,231	(15,650,109)	(12,562,122	25,365,596	19,204,526
MSS	9,988,070	11,032,465	70,116	122,892	(1,288,026)	257,111	(1,299,137)	(1,424,398)	7,471,023	9,988,070
MVS	2,482,414	1,301,166	83,499	52,382	4,102,726	1,386,697	(556,305)	(257,831)	6,112,334	2,482,414
NWD	3,434,468	1,599,416	31,483	115,422	659,825	2,018,575	(428,904)	(298,945)	3,696,872	3,434,468
RES	32,640,173	35,935,779	215,180	370,413	(2,707,398)	(246,706)	(3,237,103)	(3,419,313)	26,910,852	32,640,173
RGS	2,575,213	3,153,242	67,698	32,925	169,255	(131,337)	(356,563)	(479,617)	2,455,603	2,575,213
RSS	1,479,722	1,114,581	15,322	93,854	49,599	393,052	(182,830)	(121,765)	1,361,813	1,479,722
SGS	2,390,144	558,856	20,428	89,653	(223,180)	1,913,412	(226,131)	(171,777)	1,961,261	2,390,144
SIS .	933,731	892,490	14,722	19,211	274,081	168,195	(142,546)	(146,165)	1,079,988	933,731
TEC(c)	427,471	-	27,414	15,067	283,999	422,042	(71,273)	(9,638)	667,611	427,471
TRS	48,765,253	62,923,966	436,084	543,287	1,692,619	(5,944,884)	(7,798,668)	(8,757,116)	43,095,288	48,765,253
UTS	9,961,031	9,588,408	80,515	147,605	(715,813)	1,258,562	(1,303,095)	(1,033,544)	8,022,638	9,961,031

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Classic Contracts:
BDS	29,104	48,210	1,747	6,449	22,068	(4,522)	(8,106)	(21,033)	44,813	29,104
CAS	543,964	643,838	2,422	47,992	(19,466)	(91,372)	(70,371)	(56,494)	456,549	543,964
COS	485,523	450,750	17,162	72,724	(16,572)	11,676	(34,065)	(49,627)	452,048	485,523
EGS	1,263,787	1,130,669	5,705	107,075	(100,749)	107,369	(71,645)	(81,326)	1,097,098	1,263,787
FCE	79,524	72,781	1,581	4,806	(11,981)	8,698	(5,590)	(6,761)	63,534	79,524
FCG	119,386	98,698	944	28,426	(4,799)	(2,948)	(9,660)	(4,790)	105,871	119,386
GAA	46,359	43,343	-	4,434	(1,921)	1,625	(1,652)	(3,043)	42,786	46,359
GGR	161,980	135,881	931	25,375	(15,097)	8,187	(21,426)	(7,463)	126,388	161,980
GGS	29,465	42,359	-	1,316	(894)	(11,024)	(2,846)	(3,186)	25,725	29,465
GSS	311,094	282,054	9,495	57,825	(7,322)	13,071	(24,139)	(41,856)	289,128	311,094
GTR	103,608	118,027	913	2,425	(19,306)	(10,402)	(1,628)	(6,442)	83,587	103,608
GTS(b)	987	-	-	-	-	987	-	-	987	987
HYS	299,513	312,392	2,015	44,389	19,616	(25,745)	(49,716)	(31,523)	271,428	299,513
MCS(b)	17,306	-	4,246	2,795	18,958	14,513	(121)	(2)	40,389	17,306
MII .	90,031	89,652	2,122	4,662	(5,217)	(1,445)	(9,866)	(2,838)	77,070	90,031
MIS	730,554	501,609	8,933	159,372	(79,569)	192,879	(74,712)	(123,306)	585,206	730,554
MIT	1,238,791	1,467,541	13,393	121,498	(60,536)	(181,647)	(116,060)	(168,601)	1,075,588	1,238,791
MMS	292,942	1,078,121	34,877	430,188	629,724	(55,091)	(301,108)	(1,160,276)	656,435	292,942
MSS	297,796	305,995	2,054	43,035	(33,152)	(34,510)	(30,092)	(16,724)	236,606	297,796
MVS	89,759	74,460	2,749	19,357	43,536	7,202	(9,367)	(11,260)	126,677	89,759
NWD	225,158	99,057	5,167	39,582	(42,665)	100,551	(15,787)	(14,032)	171,873	225,158
RES	1,050,110	963,271	14,062	87,336	(95,135)	74,874	(67,553)	(75,371)	901,484	1,050,110
RGS	59,489	74,418	-	2,644	13,936	(6,504)	(4,971)	(11,069)	68,454	59,489
RSS	71,931	28,986	5,899	30,538	(1,270)	18,241	(8,020)	(5,834)	68,540	71,931
SGS	124,043	5,701	-	21,212	(49,724)	100,435	(8,303)	(3,305)	66,016	124,043
SIS	34,656	22,950	-	10,026	1,680	2,769	(13,162)	(1,089)	23,174	34,656
TEC(c)	21,219	-	-	-	(297)	21,220	(1,176)	(1)	19,746	21,219
TRS	1,811,237	1,987,855	55,072	112,889	18,948	(177,947)	(94,125)	(111,560)	1,791,132	1,811,237
UTS	362,778	356,269	2,378	70,517	(41,970)	(19,451)	(38,996)	(44,557)	284,190	362,778

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Platinum Contracts:
BDS	3,829,426	2,970,448	71,766	337,748	1,442,636	803,381	(534,478)	(282,151)	4,809,350	3,829,426
CAS	16,123,178	10,770,738	164,099	2,222,193	(450,134)	3,992,428	(1,198,086)	(862,181)	14,639,057	16,123,178
COS	13,234,146	6,088,167	134,798	2,451,530	(1,248,230)	5,345,713	(863,258)	(651,264)	11,257,456	13,234,146
EGS	17,416,607	9,952,208	182,653	2,814,750	(742,236)	5,547,646	(1,172,484)	(897,997)	15,684,540	17,416,607
FCE	1,169,900	471,834	11,585	145,280	(291,806)	619,215	(80,240)	(66,429)	809,439	1,169,900
FCG	4,164,308	1,960,439	43,550	644,767	(39,098)	1,719,085	(244,358)	(159,983)	3,924,402	4,164,308
GAA	694,593	502,791	22,712	116,025	(14,167)	157,956	(114,762)	(82,179)	588,376	694,593
GGR	3,209,391	1,328,571	32,023	738,615	(124,415)	1,312,689	(195,299)	(170,484)	2,921,700	3,209,391
GGS	558,947	301,714	4,695	76,948	(103,382)	220,704	(32,053)	(40,419)	428,207	558,947
GSS	9,623,917	6,917,529	144,140	512,807	1,844,955	2,809,781	(1,041,054)	(616,200)	10,571,958	9,623,917
GTR	1,216,055	901,334	10,151	99,579	26,419	270,448	(81,123)	(55,306)	1,171,502	1,216,055
GTS(b)	31,509	-	740	6,534	70,877	25,103	(4,757)	(128)	98,369	31,509
HYS	7,800,151	5,126,512	84,461	774,008	211,268	2,245,875	(582,320)	(346,244)	7,513,560	7,800,151
MCS(b)	353,162	-	52,205	14,982	1,431,422	341,205	(70,576)	(3,025)	1,766,213	353,162
MII	1,256,955	904,331	10,090	126,464	(78,680)	287,699	(88,430)	(61,539)	1,099,935	1,256,955
MIS	32,630,497	20,741,206	390,504	4,004,053	(1,978,920)	9,439,739	(2,245,424)	(1,554,501)	28,796,657	32,630,497
MIT	49,003,727	36,443,681	498,046	4,108,166	(1,671,048)	11,223,464	(3,665,981)	(2,771,584)	44,164,744	49,003,727
MMS	5,319,403	4,848,739	420,970	2,395,381	6,832,200	(470,338)	(2,783,599)	(1,454,379)	9,788,974	5,319,403
MSS	4,523,093	2,096,399	55,392	1,104,838	(562,571)	1,579,363	(302,847)	(257,507)	3,713,067	4,523,093
MVS	3,963,761	2,322,545	133,983	328,675	2,314,601	1,540,804	(438,850)	(228,263)	5,973,495	3,963,761
NWD	4,753,246	2,064,540	62,903	883,056	299,232	2,018,745	(348,002)	(213,095)	4,767,379	4,753,246
RES	14,126,725	9,822,632	135,141	1,535,726	(1,054,714)	3,458,592	(840,142)	(690,225)	12,367,010	14,126,725
RGS	3,623,901	2,692,647	40,934	261,850	155,925	872,750	(336,698)	(203,346)	3,484,062	3,623,901
RSS	2,001,503	914,188	18,619	425,124	(23,100)	760,729	(85,415)	(98,538)	1,911,607	2,001,503
SGS	1,785,408	189,701	27,520	591,218	(81,644)	1,068,999	(121,547)	(64,510)	1,609,737	1,785,408
SIS	1,535,324	987,192	21,445	187,142	217,937	415,463	(148,238)	(54,473)	1,626,468	1,535,324
TEC(c)	283,087	-	9,039	18,709	124,968	269,987	(21,034)	(5,609)	396,060	283,087
TRS	20,955,708	17,437,345	253,171	1,478,906	2,749,994	3,433,759	(1,971,498)	(1,394,302)	21,987,375	20,955,708
UTS	11,646,870	6,397,913	146,607	1,609,498	(399,701)	4,219,138	(924,917)	(579,679)	10,468,859	11,646,870

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Extra Contracts:
BDS - Lvl 1 (d)	77,459	-	217,070	77,077	143,177	796	(19,615)	(414)	418,091	77,459
BDS - Lvl 2 (d)	65,066	-	139,237	62,912	186,005	2,803	(12,854)	(649)	377,454	65,066
BDS - Lvl 3 (d)	214,623	-	267,835	222,942	277,454	(5,025)	(39,934)	(3,294)	719,978	214,623
BDS - Lvl 4 (d)	86,798	-	162,709	75,311	70,000	13,433	(9,732)	(1,946)	309,775	86,798
CAS - Lvl 1 (d)	693,430	-	462,648	680,390	143,820	23,317	(179,482)	(10,277)	1,120,416	693,430
CAS - Lvl 2 (d)	1,128,952	-	531,281	1,033,055	120,762	110,405	(149,067)	(14,508)	1,631,928	1,128,952
CAS - Lvl 3 (d)	2,130,547	-	679,746	1,907,665	202,119	256,865	(191,393)	(33,983)	2,821,019	2,130,547
CAS - Lvl 4 (d)	541,268	-	468,680	488,014	186,878	60,792	(43,705)	(7,538)	1,153,121	541,268
CO1 - Lvl 1 (a)	-	-	58,885	-	314	-	-	-	59,199	-
CO1 - Lvl 2 (a)	-	-	11,810	-	11,399	-	(29)	-	23,180	-
CO1 - Lvl 3 (a)	-	-	14,672	-	8,240	-	(11)	-	22,901	-
CO1 - Lvl 4 (a)	-	-	56,599	-	3,784	-	(658)	-	59,725	-
COS - Lvl 1 (d)	1,309,871	-	718,206	1,190,224	(46,302)	133,254	(77,182)	(13,607)	1,904,593	1,309,871
COS - Lvl 2 (d)	1,690,475	-	553,796	1,591,686	(88,685)	143,194	(91,926)	(44,405)	2,063,660	1,690,475
COS - Lvl 3 (d)	3,382,049	-	1,143,828	3,318,251	(161,375)	151,354	(218,545)	(87,556)	4,145,957	3,382,049
COS - Lvl 4 (d)	1,139,592	-	337,466	1,057,412	22,926	108,455	(55,487)	(26,275)	1,444,497	1,139,592
EGS - Lvl 1 (d)	1,479,829	-	519,866	1,413,122	40,505	81,652	(108,552)	(14,945)	1,931,648	1,479,829
EGS - Lvl 2 (d)	2,015,613	-	696,649	1,839,133	27,295	190,313	(134,186)	(13,833)	2,605,371	2,015,613
EGS - Lvl 3 (d)	4,326,107	-	1,254,287	3,949,575	(236,482)	481,371	(300,660)	(104,839)	5,043,252	4,326,107
EGS - Lvl 4 (d)	1,307,630	-	428,879	1,116,415	208,020	220,227	(81,190)	(29,012)	1,863,339	1,307,630
EM1 - Lvl 1 (a)	-	-	4,755	-	165	-	-	-	4,920	-
EM1 - Lvl 2 (a)	-	-	1,620	-	42	-	(1)	-	1,661	-
EM1 - Lvl 3 (a)	-	-	2,812	-	4	-	-	-	2,816	-
EM1 - Lvl 4 (a)	-	-	2,495	-	36	-	-	-	2,531	-
FCE - Lvl 1 (d)	57,546	-	36,163	65,132	(6,701)	(7,263)	(3,966)	(323)	83,042	57,546
FCE - Lvl 2 (d)	124,787	-	64,871	113,467	(11,263)	14,628	(30,127)	(3,308)	148,268	124,787
FCE - Lvl 3 (d)	128,994	-	37,245	114,612	14,224	14,751	(5,313)	(369)	175,150	128,994
FCE - Lvl 4 (d)	60,368	-	25,242	46,533	338	14,151	(4,799)	(316)	81,149	60,368
FCG - Lvl 1 (d)	233,234	-	152,990	232,385	65,586	7,679	(49,663)	(6,830)	402,147	233,234
FCG - Lvl 2 (d)	341,396	-	134,175	303,737	97,746	41,490	(45,264)	(3,831)	528,053	341,396
FCG - Lvl 3 (d)	818,429	-	273,895	766,877	42,857	70,769	(49,530)	(19,217)	1,085,651	818,429
FCG - Lvl 4 (d)	224,129	-	131,428	193,897	128,872	32,825	(13,842)	(2,593)	470,587	224,129
GA1 - Lvl 1 (a)	-	-	-	-	1,535	-	-	-	1,535	-
GA1 - Lvl 2 (a)	-	-	1,523	-	-	-	-	-	1,523	-
GA1 - Lvl 3 (a)	-	-	6,070	-	-	-	(42)	-	6,028	-
GA1 - Lvl 4 (a)	-	-	3,962	-	646	-	-	-	4,608	-

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(d) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
Units Outstanding Beginning of Year			Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
Year Ended December 31,			Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Extra Contracts: - continued
GAA - Lvl 1 (d)	26,394	-	19,199	18,269	(11,160)	8,164	(1,173)	(39)	33,260	26,394
GAA - Lvl 2 (d)	78,745	-	5,634	66,862	(687)	11,883	(2,763)	-	80,929	78,745
GAA - Lvl 3 (d)	172,825	-	32,664	162,337	7,985	15,749	(13,912)	(5,261)	199,562	172,825
GAA - Lvl 4 (d)	9,050	-	16,719	8,281	(13,412)	838	(1,888)	(69)	10,469	9,050
GG1 - Lvl 1 (a)	-	-	-	-	160	-	-	-	160	-
GG1 - Lvl 2 (a)	-	-	103	-	-	-	-	-	103	-
GG1 - Lvl 3 (a)	-	-	1,541	-	-	-	-	-	1,541	-
GG1 - Lvl 4 (a)	-	-	1,197	-	65	-	-	-	1,262	-
GG2 - Lvl 1 (a)	-	-	13,039	-	153	-	(164)	-	13,028	-
GG2 - Lvl 2 (a)	-	-	895	-	-	-	(4)	-	891	-
GG2 - Lvl 3 (a)	-	-	4,252	-	1,520	-	-	-	5,772	-
GG2 - Lvl 4 (a)	-	-	4,669	-	1,550	-	-	-	6,219	-
GGR - Lvl 1 (d)	346,962	-	111,192	325,910	(983)	25,418	(66,316)	(4,366)	390,855	346,962
GGR - Lvl 2 (d)	349,891	-	116,547	328,791	(4,378)	22,995	(12,801)	(1,895)	449,259	349,891
GGR - Lvl 3 (d)	869,483	-	170,166	812,364	20,144	66,093	(44,773)	(8,974)	1,015,020	869,483
GGR - Lvl 4 (d)	297,452	-	47,917	299,404	(52,691)	8,629	(12,144)	(10,581)	280,534	297,452
GGS - Lvl 1 (d)	20,989	-	17,324	24,434	(10,687)	(3,217)	(708)	(228)	26,918	20,989
GGS - Lvl 2 (d)	70,817	-	24,945	65,227	(12,691)	6,379	(10,299)	(789)	72,772	70,817
GGS - Lvl 3 (d)	49,235	-	25,276	45,784	(2,531)	3,522	(1,596)	(71)	70,384	49,235
GGS - Lvl 4 (d)	27,812	-	53,922	21,452	(20,510)	6,547	(1,915)	(187)	59,309	27,812
GSS - Lvl 1 (d)	217,774	-	480,713	225,047	320,466	7,190	(32,756)	(14,463)	986,197	217,774
GSS - Lvl 2 (d)	364,621	-	413,610	321,622	655,106	45,135	(37,166)	(2,136)	1,396,171	364,621
GSS - Lvl 3 (d)	531,971	-	589,977	464,609	540,176	74,024	(75,389)	(6,662)	1,586,735	531,971
GSS - Lvl 4 (d)	310,046	-	257,756	317,136	183,256	(5,772)	(16,107)	(1,318)	734,951	310,046
GT1 - Lvl 2 (a)	-	-	359	-	-	-	-	-	359	-
GT1 - Lvl 3 (a)	-	-	52	-	-	-	-	-	52	-
GT1 - Lvl 4 (a)	-	-	2,559	-	-	-	-	-	2,559	-
GT2 - Lvl 1 (a)	-	-	6,177	-	185	-	(12)	-	6,350	-
GT2 - Lvl 2 (a)	-	-	5,200	-	93	-	(15)	-	5,278	-
GT2 - Lvl 3 (a)	-	-	2,821	-	653	-	-	-	3,474	-
GT2 - Lvl 4 (a)	-	-	15,950	-	-	-	-	-	15,950	-
GTR - Lvl 1 (d)	37,443	-	27,378	39,513	4,527	(1,796)	(1,933)	(274)	67,415	37,443
GTR - Lvl 2 (d)	42,261	-	6,590	32,819	5,641	9,510	(1,411)	(68)	53,081	42,261
GTR - Lvl 3 (d)	61,103	-	48,771	62,443	19,287	(962)	(7,240)	(378)	121,921	61,103
GTR - Lvl 4 (d)	19,112	-	33,390	14,314	3,377	5,123	(1,605)	(325)	54,274	19,112

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(d) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
Units Outstanding Beginning of Year			Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
Year Ended December 31,			Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
2001		2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Extra Contracts: - continued
GTS - Lvl 1 (b)	3,116	-	7,430	2,425	14,168	691	(20)	-	24,694	3,116
GTS - Lvl 2 (b)	24,218	-	44,375	23,605	(4,199)	623	(29,846)	(10)	34,548	24,218
GTS - Lvl 3 (b)	33,185	-	16,461	23,501	28,635	9,743	(2,983)	(59)	75,298	33,185
GTS - Lvl 4 (b)	4,925	-	6,860	3,365	5,865	1,560	(111)	-	17,539	4,925
HYS - Lvl 1 (d)	246,939	-	347,504	235,632	33,425	14,308	(27,818)	(3,001)	600,050	246,939
HYS - Lvl 2 (d)	277,607	-	191,451	242,523	283,802	38,522	(87,960)	(3,438)	664,900	277,607
HYS - Lvl 3 (d)	410,208	-	259,747	326,549	236,239	87,658	(62,162)	(3,999)	844,032	410,208
HYS - Lvl 4 (d)	174,044	-	198,383	131,035	93,774	45,724	(10,808)	(2,715)	455,393	174,044
IG1 - Lvl 1 (a)	-	-	18,562	-	2,706	-	-	-	21,268	-
IG1 - Lvl 2 (a)	-	-	11,773	-	1,929	-	(233)	-	13,469	-
IG1 - Lvl 3 (a)	-	-	20,218	-	7,757	-	(102)	-	27,873	-
IG1 - Lvl 4 (a)	-	-	23,263	-	10,379	-	(10)	-	33,632	-
M1A - Lvl 1 (a)	-	-	131,930	-	6,372	-	(47)	-	138,255	-
M1A - Lvl 2 (a)	-	-	36,141	-	1,222	-	(5)	-	37,358	-
M1A - Lvl 3 (a)	-	-	32,463	-	6,545	-	(128)	-	38,880	-
M1A - Lvl 4 (a)	-	-	61,698	-	10,395	-	(10)	-	72,083	-
M1B - Lvl 1 (a)	-	-	194,700	-	12,438	-	(465)	-	206,673	-
M1B - Lvl 2 (a)	-	-	19,113	-	9,879	-	(56)	-	28,936	-
M1B - Lvl 3 (a)	-	-	67,028	-	3,117	-	(162)	-	69,983	-
M1B - Lvl 4 (a)	-	-	99,636	-	14,912	-	(658)	-	113,890	-
MC1 - Lvl 1 (a)	-	-	79,004	-	(896)	-	-	-	78,108	-
MC1 - Lvl 2 (a)	-	-	3,113	-	4,186	-	(18)	-	7,281	-
MC1 - Lvl 3 (a)	-	-	12,153	-	1,736	-	(4)	-	13,885	-
MC1 - Lvl 4 (a)	-	-	55,453	-	8,005	-	(62)	-	63,396	-
MCS - Lvl 1 (b)	76,464	-	174,485	75,541	95,091	1,798	(7,745)	(875)	338,295	76,464
MCS - Lvl 2 (b)	142,977	-	120,955	129,409	134,274	13,819	(10,722)	(251)	387,484	142,977
MCS - Lvl 3 (b)	399,687	-	376,540	356,625	199,981	44,440	(26,021)	(1,378)	950,187	399,687
MCS - Lvl 4 (b)	137,221	-	178,241	127,368	174,760	9,903	(6,745)	(50)	483,477	137,221
MF7 - Lvl 1 (a)	-	-	181,326	-	2,631	-	(39)	-	183,918	-
MF7 - Lvl 2 (a)	-	-	25,048	-	(1,160)	-	(269)	-	23,619	-
MF7 - Lvl 3 (a)	-	-	56,221	-	4,594	-	(849)	-	59,966	-
MF7 - Lvl 4 (a)	-	-	72,655	-	15,154	-	(42)	-	87,767	-
MFC - Lvl 1 (a)	-	-	61,492	-	10,940	-	(545)	-	71,887	-
MFC - Lvl 2 (a)	-	-	11,118	-	2,216	-	(231)	-	13,103	-
MFC - Lvl 3 (a)	-	-	35,288	-	2,007	-	(130)	-	37,165	-

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

(d) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Extra Contracts: - continued
MFC - Lvl 4 (a)	-	-	43,936	-	9,462	-	(10)	-	53,388	-
MFD - Lvl 1 (a)	-	-	65,856	-	8,684	-	(311)	-	74,229	-
MFD - Lvl 2 (a)	-	-	23,552	-	1,376	-	(447)	-	24,481	-
MFD - Lvl 3 (a)	-	-	47,095	-	1,254	-	(80)	-	48,269	-
MFD - Lvl 4 (a)	-	-	94,566	-	10,103	-	(4,880)	-	99,789	-
MFE - Lvl 1 (a)	-	-	24,646	-	3,159	-	(346)	-	27,459	-
MFE - Lvl 2 (a)	-	-	24,781	-	3,149	-	(245)	-	27,685	-
MFE - Lvl 3 (a)	-	-	23,978	-	16,295	-	(51)	-	40,222	-
MFE - Lvl 4 (a)	-	-	42,998	-	10,483	-	(123)	-	53,358	-
MFF - Lvl 1 (a)	-	-	24,634	-	2,429	-	(13)	-	27,050	-
MFF - Lvl 2 (a)	-	-	8,236	-	1,530	-	(2)	-	9,764	-
MFF - Lvl 3 (a)	-	-	36,249	-	2,217	-	(98)	-	38,368	-
MFF - Lvl 4 (a)	-	-	41,699	-	5,409	-	(51)	-	47,057	-
MFJ - Lvl 1 (a)	-	-	219,529	-	26,977	-	(858)	-	245,648	-
MFJ - Lvl 2 (a)	-	-	152,256	-	12,299	-	(796)	-	163,759	-
MFJ - Lvl 3 (a)	-	-	117,448	-	25,946	-	(67)	-	143,327	-
MFJ - Lvl 4 (a)	-	-	229,897	-	36,693	-	(505)	-	266,085	-
MFK - Lvl 1 (a)	-	-	315,910	-	12,604	-	(991)	-	327,523	-
MFK - Lvl 2 (a)	-	-	63,532	-	2,401	-	(1,671)	-	64,262	-
MFK - Lvl 3 (a)	-	-	106,378	-	9,627	-	(246)	-	115,759	-
MFK - Lvl 4 (a)	-	-	201,179	-	(33,021)	-	(46)	-	168,112	-
MFL - Lvl 1 (a)	-	-	144,008	-	25,609	-	(166)	-	169,451	-
MFL - Lvl 2 (a)	-	-	85,542	-	5,086	-	(1,259)	-	89,369	-
MFL - Lvl 3 (a)	-	-	139,220	-	14,693	-	(226)	-	153,687	-
MFL - Lvl 4 (a)	-	-	142,606	-	25,075	-	(840)	-	166,841	-
MI1 - Lvl 2 (a)	-	-	876	-	3	-	-	-	879	-
MI1 - Lvl 3 (a)	-	-	49	-	181	-	-	-	230	-
MI1 - Lvl 4 (a)	-	-	1,837	-	-	-	-	-	1,837	-
MII - Lvl 1 (d)	96,662	-	55,228	95,403	(5,243)	1,544	(3,975)	(285)	142,672	96,662
MII - Lvl 2 (d)	78,014	-	22,073	78,122	(10,160)	(57)	(6,739)	(51)	83,188	78,014
MII - Lvl 3 (d)	229,167	-	63,674	262,892	5,854	(32,066)	(16,306)	(1,659)	282,389	229,167
MII - Lvl 4 (d)	11,409	-	15,970	11,462	2,362	(10)	(1,582)	(43)	28,159	11,409
MIS - Lvl 1 (d)	2,157,835	-	960,811	2,056,580	51,278	146,812	(169,349)	(45,557)	3,000,575	2,157,835

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(d) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Extra Contracts: - continued
MIS - Lvl 2 (d)	2,559,854	-	1,295,466	2,334,007	(43,467)	247,941	(180,255)	(22,094)	3,631,598	2,559,854
MIS - Lvl 3 (d)	4,923,997	-	1,808,738	4,631,317	(25,466)	392,717	(311,430)	(100,037)	6,395,839	4,923,997
MIS - Lvl 4 (d)	1,511,093	-	619,282	1,421,692	185,732	123,009	(94,726)	(33,608)	2,221,381	1,511,093
MIT - Lvl 1 (d)	1,567,339	-	743,052	1,498,395	193,578	92,725	(117,331)	(23,781)	2,386,638	1,567,339
MIT - Lvl 2 (d)	2,171,833	-	1,055,540	2,012,563	106,321	184,391	(173,647)	(25,121)	3,160,047	2,171,833
MIT - Lvl 3 (d)	4,232,336	-	1,601,208	3,932,058	649,122	348,599	(354,203)	(48,321)	6,128,463	4,232,336
MIT - Lvl 4 (d)	1,325,352	-	730,756	1,139,347	330,908	210,626	(86,046)	(24,621)	2,300,970	1,325,352
MM1 - Lvl 1 (a)	-	-	268,292	-	(78,864)	-	(196)	-	189,232	-
MM1 - Lvl 2 (a)	-	-	89,663	-	(4,161)	-	(3)	-	85,499	-
MM1 - Lvl 3 (a)	-	-	159,169	-	(1,112)	-	(710)	-	157,347	-
MM1 - Lvl 4 (a)	-	-	143,464	-	25,236	-	(251)	-	168,449	-
MMS - Lvl 1 (d)	728,487	-	852,610	1,006,383	35,982	(270,906)	(67,436)	(6,990)	1,549,643	728,487
MMS - Lvl 2 (d)	741,527	-	1,124,040	1,279,574	(279,633)	(511,073)	(113,282)	(26,974)	1,472,652	741,527
MMS - Lvl 3 (d)	1,220,849	-	1,197,215	2,142,025	127,917	(891,754)	(198,892)	(29,422)	2,347,089	1,220,849
MMS - Lvl 4 (d)	568,861	-	810,808	1,270,770	(87,067)	(688,902)	(200,229)	(13,007)	1,092,373	568,861
MS1 - Lvl 1 (a)	-	-	1,466	-	-	-	-	-	1,466	-
MS1 - Lvl 2 (a)	-	-	329	-	-	-	-	-	329	-
MS1 - Lvl 3 (a)	-	-	15,196	-	-	-	-	-	15,196	-
MS1 - Lvl 4 (a)	-	-	17,881	-	(5)	-	(453)	-	17,423	-
MSS - Lvl 1 (d)	342,650	-	116,774	302,915	(6,317)	40,377	(10,490)	(642)	442,617	342,650
MSS - Lvl 2 (d)	485,882	-	120,185	414,616	(49,949)	77,676	(45,327)	(6,410)	510,791	485,882
MSS - Lvl 3 (d)	1,051,021	-	208,354	992,377	(16,352)	67,757	(81,327)	(9,113)	1,161,696	1,051,021
MSS - Lvl 4 (d)	395,973	-	143,024	282,270	(66,140)	130,557	(25,581)	(16,854)	447,276	395,973
MV1 - Lvl 1 (a)	-	-	232,865	-	9,377	-	(59)	-	242,183	-
MV1 - Lvl 2 (a)	-	-	55,090	-	9,289	-	(59)	-	64,320	-
MV1 - Lvl 3 (a)	-	-	36,841	-	5,727	-	-	-	42,568	-
MV1 - Lvl 4 (a)	-	-	174,263	-	27,023	-	(88)	-	201,198	-
MVS - Lvl 1 (d)	203,752	-	370,918	210,896	164,704	(5,637)	(30,155)	(1,507)	709,219	203,752
MVS - Lvl 2 (d)	208,713	-	290,835	188,585	244,193	25,367	(31,805)	(5,239)	711,936	208,713
MVS - Lvl 3 (d)	454,482	-	782,798	319,797	701,347	136,114	(74,596)	(1,429)	1,864,031	454,482
MVS - Lvl 4 (d)	111,256	-	322,997	75,114	227,177	36,757	(16,167)	(615)	645,263	111,256
NWD - Lvl 1 (d)	529,521	-	202,740	507,275	61,327	29,043	(60,737)	(6,797)	732,851	529,521
NWD - Lvl 2 (d)	869,196	-	284,165	780,552	61,574	94,477	(70,989)	(5,833)	1,143,946	869,196
NWD - Lvl 3 (d)	1,704,282	-	475,885	1,576,036	34,484	157,156	(108,617)	(28,910)	2,106,034	1,704,282

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(d) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Extra Contracts: - continued
NWD - Lvl 4 (d)	664,181	-	226,429	535,656	113,503	148,861	(46,967)	(20,336)	957,146	664,181
RE1 - Lvl 1 (a)	-	-	35,321	-	40	-	(164)	-	35,197	-
RE1 - Lvl 2 (a)	-	-	18,720	-	286	-	(34)	-	18,972	-
RE1 - Lvl 3 (a)	-	-	6,821	-	2,081	-	-	-	8,902	-
RE1 - Lvl 4 (a)	-	-	26,360	-	4,076	-	(43)	-	30,393	-
RES - Lvl 1 (d)	661,535	-	269,502	637,219	39,667	31,756	(43,163)	(7,440)	927,541	661,535
RES - Lvl 2 (d)	721,446	-	350,968	682,547	44,385	50,516	(51,363)	(11,617)	1,065,436	721,446
RES - Lvl 3 (d)	1,500,613	-	389,739	1,408,384	(33,780)	111,740	(82,361)	(19,511)	1,774,211	1,500,613
RES - Lvl 4 (d)	443,675	-	204,547	418,793	75,174	27,864	(17,768)	(2,982)	705,628	443,675
RG1 - Lvl 1 (a)	-	-	79,549	-	766	-	-	-	80,315	-
RG1 - Lvl 2 (a)	-	-	11,239	-	621	-	-	-	11,860	-
RG1 - Lvl 3 (a)	-	-	5,752	-	899	-	-	-	6,651	-
RG1 - Lvl 4 (a)	-	-	17,149	-	15,826	-	-	-	32,975	-
RGS - Lvl 1 (d)	67,362	-	92,387	89,324	38,111	(19,035)	(5,156)	(2,927)	192,704	67,362
RGS - Lvl 2 (d)	117,704	-	84,899	110,158	(9,842)	9,358	(24,326)	(1,812)	168,435	117,704
RGS - Lvl 3 (d)	222,322	-	96,259	210,380	107,571	13,610	(15,420)	(1,668)	410,732	222,322
RGS - Lvl 4 (d)	91,377	-	64,994	43,559	75,323	47,987	(2,931)	(169)	228,763	91,377
RI1 - Lvl 1 (a)	-	-	88,112	-	193	-	-	-	88,305	-
RI1 - Lvl 2 (a)	-	-	3,200	-	1,760	-	(9)	-	4,951	-
RI1 - Lvl 3 (a)	-	-	8,491	-	366	-	-	-	8,857	-
RI1 - Lvl 4 (a)	-	-	15,694	-	1,915	-	(50)	-	17,559	-
RSS - Lvl 1 (d)	307,752	-	87,688	295,187	19,912	13,324	(10,813)	(759)	404,539	307,752
RSS - Lvl 2 (d)	504,142	-	216,283	478,591	(7,932)	27,493	(55,961)	(1,942)	656,532	504,142
RSS - Lvl 3 (d)	995,558	-	255,562	941,554	27,460	60,287	(44,484)	(6,283)	1,234,096	995,558
RSS - Lvl 4 (d)	272,786	-	72,819	262,211	3,519	23,307	(18,697)	(12,732)	330,427	272,786
SG1 - Lvl 1 (a)	-	-	5,683	-	984	-	-	-	6,667	-
SG1 - Lvl 2 (a)	-	-	7,238	-	1,310	-	(29)	-	8,519	-
SG1 - Lvl 3 (a)	-	-	2,563	-	290	-	(5)	-	2,848	-
SG1 - Lvl 4 (a)	-	-	34,820	-	2,942	-	-	-	37,762	-
SGS - Lvl 1 (d)	253,737	-	102,033	232,164	13,362	26,438	(16,150)	(4,865)	352,982	253,737
SGS - Lvl 2 (d)	401,168	-	133,257	390,558	38,640	26,941	(33,852)	(16,331)	539,213	401,168
SGS - Lvl 3 (d)	850,553	-	430,247	728,011	(132,756)	151,060	(54,256)	(28,518)	1,093,788	850,553
SGS - Lvl 4 (d)	236,104	-	78,829	241,617	(49,729)	6,098	(9,326)	(11,611)	255,878	236,104
SI1 - Lvl 1 (a)	-	-	43,514	-	(243)	-	(337)	-	42,934	-
SI1 - Lvl 2 (a)	-	-	6,781	-	(41)	-	-	-	6,740	-
SI1 - Lvl 3 (a)	-	-	726	-	6,539	-	(5)	-	7,260	-
(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(d) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Extra Contracts: - continued
SI1 - Lvl 4 (a)	-	-	14,661	-	1,150	-	-	-	15,811	-
SIS - Lvl 1 (d)	41,244	-	74,402	38,770	(1,103)	2,672	(2,577)	(198)	111,966	41,244
SIS - Lvl 2 (d)	72,666	-	44,215	67,296	11,994	5,488	(8,238)	(118)	120,637	72,666
SIS - Lvl 3 (d)	213,393	-	77,489	242,412	59,635	(26,790)	(23,738)	(2,229)	326,779	213,393
SIS - Lvl 4 (d)	23,478	-	49,592	23,889	20,475	(57)	(1,091)	(354)	92,454	23,478
TE1 - Lvl 1 (a)	-	-	3,538	-	251	-	-	-	3,789	-
TE1 - Lvl 2 (a)	-	-	1,352	-	-	-	-	-	1,352	-
TE1 - Lvl 3 (a)	-	-	2,308	-	1,532	-	-	-	3,840	-
TE1 - Lvl 4 (a)	-	-	7,678	-	6,195	-	-	-	13,873	-
TEC - Lvl 1 (c)	76,758	-	173,744	69,715	56,148	7,183	(9,844)	(140)	296,806	76,758
TEC - Lvl 2 (c)	118,443	-	109,842	88,509	49,752	30,027	(8,673)	(93)	269,364	118,443
TEC - Lvl 3 (c)	211,211	-	298,944	199,447	120,661	12,188	(8,589)	(424)	622,227	211,211
TEC - Lvl 4 (c)	80,731	-	147,979	39,603	41,930	52,970	(5,494)	(11,842)	265,146	80,731
TRS - Lvl 1 (d)	531,259	-	1,232,108	512,577	261,938	37,281	(106,267)	(18,599)	1,919,038	531,259
TRS - Lvl 2 (d)	732,960	-	885,224	689,736	578,027	52,988	(94,028)	(9,764)	2,102,183	732,960
TRS - Lvl 3 (d)	767,913	-	980,915	676,014	889,076	97,385	(136,395)	(5,486)	2,501,509	767,913
TRS - Lvl 4 (d)	263,691	-	1,011,285	236,116	187,473	29,070	(74,724)	(1,495)	1,387,725	263,691
UTS - Lvl 1 (d)	670,496	-	364,803	647,526	95,841	27,476	(45,087)	(4,506)	1,086,053	670,496
UTS - Lvl 2 (d)	609,336	-	486,961	559,668	31,058	71,924	(47,117)	(22,256)	1,080,238	609,336
UTS - Lvl 3 (d)	1,283,992	-	533,986	1,174,009	187,005	132,727	(132,135)	(22,744)	1,872,848	1,283,992
UTS - Lvl 4 (d)	401,366	-	249,378	388,151	31,637	19,794	(27,417)	(6,579)	654,964	401,366

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(c) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

(d) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Access Contracts:
BDS - Lvl 1 (e)	9,176	-	-	-	17,211	9,176	-	-	26,387	9,176
BDS - Lvl 3 (e)	86,674	-	159,617	92,288	152,719	(3,744)	(35,983)	(1,870)	363,027	86,674
BDS - Lvl 4 (e)	31,146	-	87,097	27,288	136,197	4,242	(31,358)	(384)	223,082	31,146
BDS - Lvl 5 (e)	47,680	-	99,063	53,617	71,291	7,032	(11,212)	(12,969)	206,822	47,680
BDS - Lvl 6 (e)	5,855	-	29,682	5,487	22,434	368	(1,486)	-	56,485	5,855
CAS - Lvl 1 (e)	17,139	-	-	17,139	(17,139)	-	-	-	-	17,139
CAS - Lvl 2 (e)	60,648	-	-	58,950	1,952	1,706	(230)	(8)	62,370	60,648
CAS - Lvl 3 (e)	460,577	-	474,652	445,038	214,637	17,024	(83,366)	(1,485)	1,066,500	460,577
CAS - Lvl 4 (e)	381,675	-	347,955	337,175	14,071	45,022	(44,562)	(522)	699,139	381,675
CAS - Lvl 5 (e)	374,097	-	393,336	325,104	13,870	53,725	(43,709)	(4,732)	737,594	374,097
CAS - Lvl 6 (e)	135,475	-	247,489	132,789	(111,979)	2,833	(35,464)	(147)	235,521	135,475
CO1 - Lvl 1 (a)	-	-	-	-	22,342	-	-	-	22,342	-
CO1 - Lvl 3 (a)	-	-	37,431	-	2,125	-	(7)	-	39,549	-
CO1 - Lvl 4 (a)	-	-	16,006	-	832	-	(71)	-	16,767	-
CO1 - Lvl 5 (a)	-	-	11,451	-	1,379	-	-	-	12,830	-
CO1 - Lvl 6 (a)	-	-	26,285	-	749	-	(45)	-	26,989	-
COS - Lvl 1 (e)	354,251	-	77,471	297,676	92,167	66,379	(43,557)	(9,804)	480,332	354,251
COS - Lvl 2 (e)	169,833	-	12,540	169,833	(82,814)	-	-	-	99,559	169,833
COS - Lvl 3 (e)	1,194,561	-	504,298	1,222,042	(25,160)	(20,163)	(212,876)	(7,318)	1,460,823	1,194,561
COS - Lvl 4 (e)	1,030,852	-	303,176	1,008,030	(174,406)	25,953	(80,507)	(3,131)	1,079,115	1,030,852
COS - Lvl 5 (e)	1,008,384	-	844,901	923,767	(2,953)	(3,830)	(190,540)	88,447	1,659,792	1,008,384
COS - Lvl 6 (e)	343,358	-	350,119	347,475	(37,151)	(2,335)	(63,036)	(1,782)	593,290	343,358
EGS - Lvl 1 (e)	71,231	-	-	42,767	42,223	28,464	(22,684)	-	90,770	71,231
EGS - Lvl 2 (e)	110,511	-	8,750	108,750	(46,260)	1,770	(252)	(9)	72,749	110,511
EGS - Lvl 3 (e)	998,232	-	447,720	988,646	(43,554)	14,150	(134,367)	(4,564)	1,268,031	998,232
EGS - Lvl 4 (e)	633,716	-	222,920	597,129	(3,456)	39,997	(48,670)	(3,410)	804,510	633,716
EGS - Lvl 5 (e)	974,229	-	544,075	926,888	(101,166)	52,576	(71,488)	(5,235)	1,345,650	974,229
EGS - Lvl 6 (e)	251,053	-	136,375	181,445	31,712	69,783	(22,482)	(175)	396,658	251,053
EM1 - Lvl 3 (a)	-	-	-	-	128	-	-	-	128	-
EM1 - Lvl 4 (a)	-	-	1,449	-	(8)	-	(13)	-	1,428	-
EM1 - Lvl 5 (a)	-	-	357	-	9	-	-	-	366	-
EM1 - Lvl 6 (a)	-	-	2,503	-	(17)	-	-	-	2,486	-
FCE - Lvl 1 (e)	14,188	-	-	14,188	-	-	(14,188)	-	-	14,188
FCE - Lvl 3 (e)	68,158	-	31,329	66,108	(2,856)	2,124	(20,381)	(74)	76,250	68,158
FCE - Lvl 4 (e)	31,548	-	7,958	31,174	(5,894)	436	(4,558)	(62)	29,054	31,548
FCE - Lvl 5 (e)	42,569	-	30,236	41,496	(11,518)	1,182	(1,416)	(109)	59,871	42,569

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Access Contracts: - continued
FCE - Lvl 6 (e)	5,839	-	4,929	4,421	250	1,418	(1,947)	-	9,071	5,839
FCG - Lvl 1 (e)	32,935	-	557	22,170	(21,699)	10,765	-	-	11,793	32,935
FCG - Lvl 2 (e)	-	-	7,187	-	-	-	-	-	7,187	-
FCG - Lvl 3 (e)	181,787	-	201,510	180,762	66,621	1,345	(22,412)	(320)	427,506	181,787
FCG - Lvl 4 (e)	130,104	-	80,608	113,599	19,930	16,838	(34,940)	(333)	195,702	130,104
FCG - Lvl 5 (e)	99,249	-	104,049	101,721	21,612	4,755	(15,252)	(7,227)	209,658	99,249
FCG - Lvl 6 (e)	31,392	-	45,392	25,683	22,452	5,709	(8,949)	-	90,287	31,392
GA1 - Lvl 3 (a)	-	-	4,494	-	-	-	-	-	4,494	-
GA1 - Lvl 4 (a)	-	-	705	-	117	-	(5)	-	817	-
GA1 - Lvl 6 (a)	-	-	168	-	-	-	-	-	168	-
GAA - Lvl 3 (e)	9,938	-	5,470	9,847	16,701	104	(1,081)	(13)	31,028	9,938
GAA - Lvl 4 (e)	15,496	-	2,469	14,172	(2,082)	1,324	(901)	-	14,982	15,496
GAA - Lvl 5 (e)	37,076	-	8,260	37,437	944	138	(2,421)	(499)	43,859	37,076
GAA - Lvl 6 (e)	1,677	-	1,315	1,607	(65)	70	(58)	-	2,869	1,677
GG1 - Lvl 3 (a)	-	-	1,158	-	50	-	(30)	-	1,178	-
GG1 - Lvl 4 (a)	-	-	893	-	53	-	(12)	-	934	-
GG1 - Lvl 6 (a)	-	-	1,311	-	53	-	-	-	1,364	-
GG2 - Lvl 3 (a)	-	-	5,999	-	-	-	-	-	5,999	-
GG2 - Lvl 4 (a)	-	-	14,589	-	130	-	-	-	14,719	-
GG2 - Lvl 5 (a)	-	-	5,619	-	3,474	-	-	-	9,093	-
GG2 - Lvl 6 (a)	-	-	30,017	-	845	-	(156)	-	30,706	-
GGR - Lvl 2 (e)	61,167	-	-	61,167	-	-	-	-	61,167	61,167
GGR - Lvl 3 (e)	165,543	-	101,811	155,833	(43,776)	12,046	(6,923)	(2,336)	216,655	165,543
GGR - Lvl 4 (e)	248,860	-	56,223	224,962	12,943	25,109	(12,294)	(1,211)	305,732	248,860
GGR - Lvl 5 (e)	244,064	-	107,022	225,009	(52,673)	20,754	(5,749)	(1,699)	292,664	244,064
GGR - Lvl 6 (e)	30,327	-	30,276	32,776	8,430	(2,390)	(1,500)	(59)	67,533	30,327
GGS - Lvl 3 (e)	38,750	-	18,778	39,164	(11,125)	(356)	(1,782)	(58)	44,621	38,750
GGS - Lvl 4 (e)	12,309	-	7,733	8,966	(4,778)	3,343	(1,599)	-	13,665	12,309
GGS - Lvl 5 (e)	10,061	-	6,641	9,506	8,715	572	(292)	(17)	25,125	10,061
GGS - Lvl 6 (e)	490	-	4,918	490	(138)	-	(50)	-	5,220	490
GSS - Lvl 1 (e)	-	-	1,609,964	-	-	-	-	-	1,609,964	-
GSS - Lvl 2 (e)	-	-	37,082	-	(132)	-	-	-	36,950	-
GSS - Lvl 3 (e)	276,644	-	570,689	260,476	192,050	22,723	(88,444)	(6,555)	950,939	276,644
GSS - Lvl 4 (e)	172,554	-	265,792	162,689	156,233	10,421	(35,029)	(556)	559,550	172,554
GSS - Lvl 5 (e)	112,889	-	242,794	108,916	130,597	6,837	(33,470)	(2,864)	452,810	112,889
GSS - Lvl 6 (e)	31,047	-	48,988	71,456	67,708	(40,406)	(9,440)	(3)	138,303	31,047

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Access Contracts: - continued
GT1 - Lvl 3 (a)	-	-	1,608	-	(23)	-	-	-	1,585	-
GT1 - Lvl 5 (a)	-	-	167	-	-	-	-	-	167	-
GT1 - Lvl 6 (a)	-	-	552	-	-	-	-	-	552	-
GT2 - Lvl 3 (a)	-	-	7,364	-	516	-	-	-	7,880	-
GT2 - Lvl 4 (a)	-	-	868	-	-	-	-	-	868	-
GT2 - Lvl 5 (a)	-	-	5,750	-	276	-	-	-	6,026	-
GT2 - Lvl 6 (a)	-	-	4,777	-	380	-	-	-	5,157	-
GTR - Lvl 1 (e)	9,849	-	-	-	(290)	9,849	-	-	9,559	9,849
GTR - Lvl 3 (e)	13,660	-	30,297	24,570	29,168	(10,879)	(829)	(31)	72,296	13,660
GTR - Lvl 4 (e)	19,009	-	13,969	18,023	19,174	1,024	(507)	(38)	51,645	19,009
GTR - Lvl 5 (e)	29,500	-	33,939	29,641	(4,559)	34	(661)	(175)	58,219	29,500
GTR - Lvl 6 (e)	6,961	-	2,954	6,826	1,583	135	(753)	-	10,745	6,961
GTS - Lvl 3 (b)	11,974	-	14,607	11,075	1,437	899	(8)	-	28,010	11,974
GTS - Lvl 4 (b)	7,540	-	2,159	7,540	294	-	(12)	-	9,981	7,540
GTS - Lvl 5 (b)	23,618	-	23,728	21,428	(2,276)	2,263	(4,959)	(73)	40,111	23,618
GTS - Lvl 6 (b)	-	-	11,368	-	1,864	-	-	-	13,232	-
HYS - Lvl 1 (e)	16,006	-	-	5,501	227,991	10,505	-	-	243,997	16,006
HYS - Lvl 2 (e)	56,265	-	-	56,265	-	-	-	-	56,265	56,265
HYS - Lvl 3 (e)	220,014	-	301,683	214,071	217,881	7,525	(29,487)	(1,582)	710,091	220,014
HYS - Lvl 4 (e)	128,702	-	97,309	118,825	41,144	10,458	(22,437)	(581)	244,718	128,702
HYS - Lvl 5 (e)	66,044	-	109,937	59,936	33,666	7,414	(10,413)	(1,306)	199,234	66,044
HYS - Lvl 6 (e)	21,175	-	31,145	19,471	28,613	1,704	(4,497)	-	76,436	21,175
IG1 - Lvl 3 (a)	-	-	10,827	-	2,141	-	(18)	-	12,950	-
IG1 - Lvl 4 (a)	-	-	8,610	-	172	-	(82)	-	8,700	-
IG1 - Lvl 5 (a)	-	-	10,231	-	538	-	-	-	10,769	-
IG1 - Lvl 6 (a)	-	-	10,630	-	998	-	-	-	11,628	-
M1A - Lvl 1 (a)	-	-	-	-	8,489	-	-	-	8,489	-
M1A - Lvl 3 (a)	-	-	32,774	-	5,901	-	(106)	-	38,569	-
M1A - Lvl 4 (a)	-	-	13,884	-	229	-	(172)	-	13,941	-
M1A - Lvl 5 (a)	-	-	13,717	-	1,905	-	-	-	15,622	-
M1A - Lvl 6 (a)	-	-	13,696	-	1,498	-	(44)	-	15,150	-
M1B - Lvl 1 (a)	-	-	-	-	8,539	-	-	-	8,539	-
M1B - Lvl 3 (a)	-	-	45,562	-	7,373	-	(92)	-	52,843	-
M1B - Lvl 4 (a)	-	-	29,635	-	1,053	-	(428)	-	30,260	-
M1B - Lvl 5 (a)	-	-	20,435	-	3,588	-	-	-	24,023	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Access Contracts: - continued
M1B - Lvl 6 (a)	-	-	103,230	-	524	-	(365)	-	103,389	-
MC1 - Lvl 1 (a)	-	-	-	-	16,304	-	-	-	16,304	-
MC1 - Lvl 3 (a)	-	-	30,365	-	2,024	-	(8)	-	32,381	-
MC1 - Lvl 4 (a)	-	-	11,401	-	2,630	-	(32)	-	13,999	-
MC1 - Lvl 5 (a)	-	-	10,357	-	3,585	-	(7)	-	13,935	-
MC1 - Lvl 6 (a)	-	-	42,672	-	898	-	(169)	-	43,401	-
MCS - Lvl 1 (b)	10,530	-	-	-	47,148	10,530	(10,530)	-	47,148	10,530
MCS - Lvl 2 (b)	14,752	-	32,956	14,752	32,802	-	-	-	80,510	14,752
MCS - Lvl 3 (b)	94,439	-	161,422	91,815	70,102	2,634	(8,069)	(10)	317,894	94,439
MCS - Lvl 4 (b)	107,236	-	141,452	100,929	76,527	6,567	(10,975)	(260)	314,240	107,236
MCS - Lvl 5 (b)	160,531	-	164,509	130,062	81,518	30,704	(17,219)	(235)	389,339	160,531
MCS - Lvl 6 (b)	99,581	-	91,623	92,261	(18,727)	7,619	(5,449)	(299)	167,028	99,581
MF7 - Lvl 1 (a)	-	-	-	-	21,517	-	-	-	21,517	-
MF7 - Lvl 3 (a)	-	-	35,709	-	1,106	-	(69)	-	36,746	-
MF7 - Lvl 4 (a)	-	-	85,980	-	398	-	(2,915)	-	83,463	-
MF7 - Lvl 5 (a)	-	-	22,648	-	7,700	-	(761)	-	29,587	-
MF7 - Lvl 6 (a)	-	-	48,474	-	14,136	-	(115)	-	62,495	-
MFC - Lvl 1 (a)	-	-	-	-	19,389	-	-	-	19,389	-
MFC - Lvl 3 (a)	-	-	71,267	-	108,793	-	(366)	-	179,694	-
MFC - Lvl 4 (a)	-	-	21,375	-	356	-	(142)	-	21,589	-
MFC - Lvl 5 (a)	-	-	24,290	-	11,418	-	(3)	-	35,705	-
MFC - Lvl 6 (a)	-	-	18,821	-	1,826	-	-	-	20,647	-
MFD - Lvl 1 (a)	-	-	-	-	162,864	-	-	-	162,864	-
MFD - Lvl 3 (a)	-	-	23,105	-	3,924	-	(27)	-	27,002	-
MFD - Lvl 4 (a)	-	-	12,642	-	220	-	(127)	-	12,735	-
MFD - Lvl 5 (a)	-	-	13,537	-	563	-	-	-	14,100	-
MFD - Lvl 6 (a)	-	-	23,324	-	1,310	-	-	-	24,634	-
MFE - Lvl 3 (a)	-	-	20,152	-	8,639	-	-	-	28,791	-
MFE - Lvl 4 (a)	-	-	23,835	-	3,502	-	(105)	-	27,232	-
MFE - Lvl 5 (a)	-	-	3,336	-	952	-	-	-	4,288	-
MFE - Lvl 6 (a)	-	-	8,054	-	712	-	(84)	-	8,682	-
MFF - Lvl 1 (a)	-	-	-	-	10,180	-	-	-	10,180	-
MFF - Lvl 3 (a)	-	-	22,331	-	1,363	-	(83)	-	23,611	-
MFF - Lvl 4 (a)	-	-	14,568	-	(105)	-	(84)	-	14,379	-
MFF - Lvl 5 (a)	-	-	6,789	-	3,572	-	-	-	10,361	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Access Contracts: - continued
MFF - Lvl 6 (a)	-	-	23,036	-	562	-	(211)	-	23,387	-
MFJ - Lvl 1 (a)	-	-	52,772	-	-	-	-	-	52,772	-
MFJ - Lvl 3 (a)	-	-	113,412	-	15,431	-	(133)	-	128,710	-
MFJ - Lvl 4 (a)	-	-	66,184	-	15,034	-	(205)	-	81,013	-
MFJ - Lvl 5 (a)	-	-	66,978	-	2,346	-	(153)	-	69,171	-
MFJ - Lvl 6 (a)	-	-	99,151	-	1,543	-	(166)	-	100,528	-
MFK - Lvl 1 (a)	-	-	314,023	-	(157,012)	-	-	-	157,011	-
MFK - Lvl 3 (a)	-	-	180,002	-	3,513	-	(2,070)	-	181,445	-
MFK - Lvl 4 (a)	-	-	93,673	-	7,837	-	(1,676)	-	99,834	-
MFK - Lvl 5 (a)	-	-	64,488	-	(9,412)	-	(936)	-	54,140	-
MFK - Lvl 6 (a)	-	-	104,151	-	17,054	-	(272)	-	120,933	-
MFL - Lvl 3 (a)	-	-	63,335	-	11,982	-	(118)	-	75,199	-
MFL - Lvl 4 (a)	-	-	40,964	-	2,984	-	(162)	-	43,786	-
MFL - Lvl 5 (a)	-	-	30,640	-	6,097	-	(14)	-	36,723	-
MFL - Lvl 6 (a)	-	-	103,295	-	20,577	-	(242)	-	123,630	-
MI1 - Lvl 3 (a)	-	-	1,122	-	-	-	-	-	1,122	-
MI1 - Lvl 4 (a)	-	-	4,525	-	-	-	-	-	4,525	-
MI1 - Lvl 6 (a)	-	-	6,731	-	-	-	-	-	6,731	-
MII - Lvl 1 (e)	10,749	-	-	10,749	-	-	-	-	10,749	10,749
MII - Lvl 3 (e)	35,314	-	45,065	34,084	(7,140)	1,230	(5,727)	-	67,512	35,314
MII - Lvl 4 (e)	16,087	-	5,866	12,252	(662)	4,281	(4,527)	(446)	16,764	16,087
MII - Lvl 5 (e)	56,398	-	28,731	46,985	3,463	9,553	(3,584)	(140)	85,008	56,398
MII - Lvl 6 (e)	1,488	-	16,043	1,488	3,826	-	(368)	-	20,989	1,488
MIS - Lvl 1 (e)	365,773	-	58,115	287,769	(20,006)	87,613	(34,615)	(9,609)	369,267	365,773
MIS - Lvl 2 (e)	112,876	-	17,527	108,030	(46,518)	4,870	(587)	(24)	83,298	112,876
MIS - Lvl 3 (e)	1,292,384	-	545,536	1,340,933	(61,349)	(42,963)	(151,352)	(5,586)	1,625,219	1,292,384
MIS - Lvl 4 (e)	947,835	-	353,052	948,571	(71,665)	4,729	(86,873)	(5,465)	1,142,349	947,835
MIS - Lvl 5 (e)	1,040,996	-	641,668	1,009,256	97,274	53,559	(78,387)	(21,819)	1,701,551	1,040,996
MIS - Lvl 6 (e)	415,337	-	553,944	411,370	33,614	5,388	(61,886)	(1,421)	941,009	415,337
MIT - Lvl 1 (e)	155,553	-	16,232	115,897	77,958	39,656	(29,236)	-	220,507	155,553
MIT - Lvl 2 (e)	79,848	-	17,602	74,699	(34,146)	5,174	(639)	(25)	62,665	79,848
MIT - Lvl 3 (e)	710,024	-	733,559	712,877	187,253	2,271	(119,939)	(5,124)	1,510,897	710,024
MIT - Lvl 4 (e)	581,022	-	309,031	578,007	80,319	8,417	(85,657)	(5,402)	884,715	581,022
MIT - Lvl 5 (e)	786,960	-	580,386	782,447	69,572	28,653	(59,761)	(24,140)	1,377,157	786,960

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Access Contracts: - continued
MIT - Lvl 6 (e)	176,975	-	239,925	171,712	144,780	5,766	(22,065)	(503)	539,615	176,975
MM1 - Lvl 1 (a)	-	-	49,948	-	13,518	-	-	-	63,466	-
MM1 - Lvl 3 (a)	-	-	689,742	-	(154,080)	-	(56,091)	-	479,571	-
MM1 - Lvl 4 (a)	-	-	35,756	-	(11,824)	-	(182)	-	23,750	-
MM1 - Lvl 5 (a)	-	-	95,568	-	(36,576)	-	(103)	-	58,889	-
MM1 - Lvl 6 (a)	-	-	70,298	-	122	-	(435)	-	69,985	-
MMS - Lvl 1 (e)	283,269	-	488,035	310,767	(449,806)	(19,643)	(46,044)	(7,855)	275,454	283,269
MMS - Lvl 2 (e)	72,291	-	184,026	112,065	327,395	(39,419)	(191,788)	(355)	391,924	72,291
MMS - Lvl 3 (e)	707,627	-	1,256,026	1,005,660	11,082	(245,090)	(775,740)	(52,943)	1,198,995	707,627
MMS - Lvl 4 (e)	535,216	-	629,570	904,443	467,694	(267,010)	(303,826)	(102,217)	1,328,654	535,216
MMS - Lvl 5 (e)	657,819	-	604,252	1,027,019	50,909	(363,865)	(172,573)	(5,335)	1,140,407	657,819
MMS - Lvl 6 (e)	228,956	-	448,721	243,256	(284,065)	(10,311)	(50,294)	(3,989)	343,318	228,956
MS1 - Lvl 3 (a)	-	-	6,448	-	1,302	-	-	-	7,750	-
MS1 - Lvl 5 (a)	-	-	3,399	-	-	-	-	-	3,399	-
MS1 - Lvl 6 (a)	-	-	3,935	-	-	-	-	-	3,935	-
MSS - Lvl 2 (e)	58,759	-	-	55,463	4,217	3,312	(472)	(16)	62,504	58,759
MSS - Lvl 3 (e)	191,874	-	93,336	196,212	6,499	(4,021)	(24,131)	(317)	267,578	191,874
MSS - Lvl 4 (e)	294,369	-	108,141	267,052	(36,167)	27,984	(10,851)	(667)	355,492	294,369
MSS - Lvl 5 (e)	141,896	-	59,295	112,036	(31,522)	30,963	(7,950)	(1,103)	161,719	141,896
MSS - Lvl 6 (e)	39,119	-	8,317	40,500	101,286	(1,350)	(4,888)	(31)	143,834	39,119
MV1 - Lvl 1 (a)	-	-	-	-	12,781	-	-	-	12,781	-
MV1 - Lvl 3 (a)	-	-	65,113	-	19,648	-	(74)	-	84,687	-
MV1 - Lvl 4 (a)	-	-	45,066	-	1,948	-	(719)	-	46,295	-
MV1 - Lvl 5 (a)	-	-	28,339	-	7,714	-	-	-	36,053	-
MV1 - Lvl 6 (a)	-	-	113,047	-	4,171	-	(488)	-	116,730	-
MVS - Lvl 1 (e)	109,245	-	11,857	82,907	60,820	26,338	(579)	-	181,343	109,245
MVS - Lvl 2 (e)	32,395	-	24,281	32,395	12,589	-	(40)	-	69,225	32,395
MVS - Lvl 3 (e)	294,819	-	329,320	276,916	131,190	18,731	(54,997)	(828)	700,332	294,819
MVS - Lvl 4 (e)	199,328	-	230,804	191,804	145,218	7,887	(20,694)	(363)	554,656	199,328
MVS - Lvl 5 (e)	161,525	-	288,159	143,015	152,309	18,814	(27,044)	(304)	574,949	161,525
MVS - Lvl 6 (e)	37,230	-	152,532	30,780	165,936	6,455	(13,199)	(5)	342,499	37,230
NWD - Lvl 1 (e)	36,344	-	-	25,069	59,091	11,275	(13,092)	-	82,343	36,344
NWD - Lvl 2 (e)	43,265	-	6,951	43,265	(44,047)	-	-	-	6,169	43,265
NWD - Lvl 3 (e)	390,879	-	277,262	392,642	66,026	2,950	(43,060)	(4,713)	691,107	390,879
NWD - Lvl 4 (e)	356,653	-	137,454	319,525	5,295	39,050	(38,859)	(1,922)	460,543	356,653

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Access Contracts: - continued
NWD - Lvl 5 (e)	349,625	-	216,060	297,223	59,322	60,778	(40,627)	(8,376)	584,380	349,625
NWD - Lvl 6 (e)	72,653	-	68,429	67,405	62,409	5,259	(11,018)	(11)	192,473	72,653
RE1 - Lvl 3 (a)	-	-	7,314	-	7,321	-	-	-	14,635	-
RE1 - Lvl 4 (a)	-	-	19,204	-	252	-	(63)	-	19,393	-
RE1 - Lvl 5 (a)	-	-	5,047	-	223	-	-	-	5,270	-
RE1 - Lvl 6 (a)	-	-	5,082	-	287	-	(44)	-	5,325	-
RES - Lvl 2 (e)	151,887	-	17,273	145,358	(36,455)	6,562	(868)	(33)	131,837	151,887
RES - Lvl 3 (e)	638,978	-	235,228	622,562	39,300	23,395	(109,827)	(6,979)	803,679	638,978
RES - Lvl 4 (e)	518,562	-	236,637	484,762	(72,089)	35,550	(60,436)	(1,750)	622,674	518,562
RES - Lvl 5 (e)	375,730	-	206,280	341,181	54,956	38,072	(36,050)	(3,523)	600,916	375,730
RES - Lvl 6 (e)	116,003	-	77,482	113,893	44,431	3,126	(7,494)	(1,016)	230,422	116,003
RG1 - Lvl 3 (a)	-	-	13,116	-	6,970	-	-	-	20,086	-
RG1 - Lvl 4 (a)	-	-	9,749	-	-	-	-	-	9,749	-
RG1 - Lvl 5 (a)	-	-	6,793	-	(20)	-	-	-	6,773	-
RG1 - Lvl 6 (a)	-	-	8,201	-	17,984	-	(86)	-	26,099	-
RGS - Lvl 1 (e)	-	-	-	-	1,153	-	-	-	1,153	-
RGS - Lvl 2 (e)	57,880	-	16,741	54,890	3,108	3,004	(386)	(14)	77,343	57,880
RGS - Lvl 3 (e)	72,193	-	79,730	67,290	53,057	5,289	(5,462)	(386)	199,518	72,193
RGS - Lvl 4 (e)	68,556	-	36,004	67,436	(13,610)	1,466	(4,521)	(346)	86,429	68,556
RGS - Lvl 5 (e)	40,063	-	69,190	32,267	48,459	8,347	(4,999)	(551)	152,713	40,063
RGS - Lvl 6 (e)	7,486	-	45,615	7,486	189,878	-	(15,528)	-	227,451	7,486
RI1 - Lvl 1 (a)	-	-	-	-	8,815	-	-	-	8,815	-
RI1 - Lvl 3 (a)	-	-	26,639	-	420	-	-	-	27,059	-
RI1 - Lvl 4 (a)	-	-	1,157	-	22	-	(115)	-	1,064	-
RI1 - Lvl 5 (a)	-	-	5,879	-	807	-	-	-	6,686	-
RI1 - Lvl 6 (a)	-	-	3,934	-	-	-	-	-	3,934	-
RSS - Lvl 1 (e)	31,247	-	-	31,247	51,359	-	(19,946)	-	62,660	31,247
RSS - Lvl 2 (e)	-	-	31,067	-	3,213	-	-	-	34,280	-
RSS - Lvl 3 (e)	268,522	-	124,321	264,090	(38,933)	5,539	(62,008)	(1,107)	291,902	268,522
RSS - Lvl 4 (e)	195,584	-	61,028	184,142	41,569	11,673	(18,178)	(231)	280,003	195,584
RSS - Lvl 5 (e)	298,934	-	101,301	294,578	(26,436)	4,998	(13,578)	(642)	360,221	298,934
RSS - Lvl 6 (e)	62,079	-	44,471	62,652	(47,021)	332	(4,719)	(905)	54,810	62,079
SG1 - Lvl 3 (a)	-	-	2,342	-	1,694	-	-	-	4,036	-
SG1 - Lvl 4 (a)	-	-	10,261	-	-	-	(70)	-	10,191	-
SG1 - Lvl 5 (a)	-	-	4,265	-	1,562	-	(14)	-	5,813	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Access Contracts: - continued
SG1 - Lvl 6 (a)	-	-	1,941	-	-	-	-	-	1,941	-
SGS - Lvl 1 (e)	268,479	-	60,926	251,792	133,249	26,284	(22,472)	(9,597))	440,182	268,479
SGS - Lvl 2 (e)	124,382	-	7,184	124,382	(83,466)	-	-	-	48,100	124,382
SGS - Lvl 3 (e)	648,834	-	131,159	669,384	(76,896)	(16,639)	(78,889)	(3,911)	624,208	648,834
SGS - Lvl 4 (e)	451,638	-	106,615	446,607	(165,705)	6,475	(26,722)	(1,444)	365,826	451,638
SGS - Lvl 5 (e)	198,417	-	65,214	195,553	23,193	3,631	(18,716)	(767)	268,108	198,417
SGS - Lvl 6 (e)	185,004	-	231,722	185,822	(57,564)	262	(52,531)	(1,080)	306,631	185,004
SI1 - Lvl 3 (a)	-	-	10,794	-	414	-	-	-	11,208	-
SI1 - Lvl 4 (a)	-	-	928	-	-	-	-	-	928	-
SI1 - Lvl 5 (a)	-	-	5,873	-	33	-	-	-	5,906	-
SI1 - Lvl 6 (a)	-	-	9,885	-	1,861	-	(39)	-	11,707	-
SIS - Lvl 1 (e)	9,689	-	-	-	(1,117)	9,689	-	-	8,572	9,689
SIS - Lvl 3 (e)	39,367	-	63,052	45,606	17,021	(6,163)	(6,826)	(76)	112,614	39,367
SIS - Lvl 4 (e)	35,590	-	26,263	33,176	1,682	2,443	(3,798)	(29)	59,737	35,590
SIS - Lvl 5 (e)	21,966	-	26,445	22,371	30,511	149	(1,603)	(554)	77,319	21,966
SIS - Lvl 6 (e)	1,141	-	18,675	996	6,055	145	(1,359)	-	24,512	1,141
TE1 - Lvl 3 (a)	-	-	2,015	-	139	-	(2)	-	2,152	-
TE1 - Lvl 4 (a)	-	-	474	-	-	-	-	-	474	-
TE1 - Lvl 5 (a)	-	-	1,194	-	386	-	-	-	1,580	-
TE1 - Lvl 6 (a)	-	-	2,144	-	(300)	-	-	-	1,844	-
TEC - Lvl 1 (e)	281,559	-	22,290	178,954	(38,460)	111,629	(5,292)	(9,024)	260,097	281,559
TEC - Lvl 2 (e)	142,694	-	-	142,694	(39,333)	-	-	-	103,361	142,694
TEC - Lvl 3 (e)	548,800	-	116,756	649,187	(75,562)	(95,987)	(41,258)	(4,400)	548,736	548,800
TEC - Lvl 4 (e)	538,339	-	109,501	527,552	(97,590)	12,037	(28,411)	(1,250)	521,839	538,339
TEC - Lvl 5 (e)	253,221	-	158,162	228,768	(8,533)	26,231	(23,821)	(1,778)	379,029	253,221
TEC - Lvl 6 (e)	49,366	-	33,385	52,741	125,289	(3,278)	(12,003)	(97)	196,037	49,366
TRS - Lvl 1 (e)	41,995	-	-	32,936	(914)	9,059	-	-	41,081	41,995
TRS - Lvl 2 (e)	68,186	-	14,291	68,186	(27,135)	-	(99)	-	55,243	68,186
TRS - Lvl 3 (e)	307,559	-	744,400	305,887	155,728	8,304	(72,277)	(6,632)	1,135,410	307,559
TRS - Lvl 4 (e)	295,198	-	405,994	276,810	152,419	19,855	(96,358)	(1,467)	757,253	295,198
TRS - Lvl 5 (e)	324,903	-	485,053	320,927	249,011	8,066	(42,292)	(4,090)	1,016,675	324,903
TRS - Lvl 6 (e)	37,554	-	230,400	37,276	116,709	315	(20,579)	(37)	364,084	37,554
UTS - Lvl 1 (e)	54,728	-	-	54,728	(6,078)	-	(12,593)	-	36,057	54,728
UTS - Lvl 2 (e)	109,577	-	-	93,726	(42,980)	15,929	(1,276)	(78)	65,321	109,577
UTS - Lvl 3 (e)	526,275	-	310,823	487,398	5,174	47,630	(111,679)	(8,753)	730,593	526,275
UTS - Lvl 4 (e)	449,790	-	182,963	416,529	(103,666)	36,299	(34,523)	(3,038)	494,564	449,790

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Choice Contracts: - continued
UTS - Lvl 5 (e)	491,066	-	230,077	452,340	(30,971)	43,617	(32,865)	(4,891)	657,307	491,066
UTS - Lvl 6 (e)	50,011	-	40,436	46,380	34,873	3,680	(6,502)	(49)	118,818	50,011
BDS - Lvl 1 (e)	-	-	-	-	54,208	-	(1,154)	-	53,054	-
BDS - Lvl 2 (e)	62,271	-	126,404	50,774	346,119	11,897	(16,401)	(400)	518,393	62,271
BDS - Lvl 3 (e)	29,888	-	9,310	11,238	78,111	-	(2,223)	18,650	115,086	29,888
BDS - Lvl 4 (e)	41,361	-	185,198	28,648	363,691	12,813	(21,302)	(100)	568,948	41,361
BDS - Lvl 5 (e)	128,272	-	266,231	99,084	634,783	29,732	(52,150)	(544)	977,136	128,272
BDS - Lvl 6 (e)	49,564	-	74,491	31,195	203,170	18,431	(7,585)	(62)	319,640	49,564
CAS - Lvl 1 (e)	9,289	-	43,119	9,736	85,601	-	(1,442))	(447)	136,567	9,289
CAS - Lvl 2 (e)	358,590	-	488,368	289,370	990,079	70,328	(104,015)	(1,108)	1,733,022	358,590
CAS - Lvl 3 (e)	144,013	-	-	110,023	55,519	-	(41,806)	33,990	157,726	144,013
CAS - Lvl 4 (e)	621,987	-	473,553	499,177	1,042,128	136,648	(75,073)	(13,838)	2,062,595	621,987
CAS - Lvl 5 (a)	1,152,866	-	706,159	770,953	2,052,408	388,356	(131,384)	(6,443)	3,780,049	1,152,866
CAS - Lvl 6 (e)	410,764	-	390,600	292,731	873,903	119,930	(69,251)	(1,897)	1,606,016	410,764
CO1 - Lvl 2 (a)	-	-	52,072	-	27,761	-	(461)	-	79,372	-
CO1 - Lvl 4 (a)	-	-	55,734	-	16,759	-	(548)	-	71,945	-
CO1 - Lvl 5 (a)	-	-	28,827	-	24,759	-	(298)	-	53,288	-
CO1 - Lvl 6 (a)	-	-	109,803	-	34,425	-	(333)	-	143,895	-
COS - Lvl 1 (e)	-	-	56,217	-	42,929	-	(500)	-	98,646	-
COS - Lvl 2 (e)	542,845	-	417,427	449,757	745,695	97,828	(85,564)	(4,740)	1,620,403	542,845
COS - Lvl 3 (e)	168,372	-	34,275	97,149	207,952	71,942	(50,423)	(719)	360,176	168,372
COS - Lvl 4 (e)	974,321	-	649,229	803,269	1,081,660	180,154	(85,666)	(9,102)	2,619,544	974,321
COS - Lvl 5 (e)	2,057,010	-	1,117,271	1,563,367	2,124,622	506,949	(244,476)	(13,306)	5,054,427	2,057,010
COS - Lvl 6 (e)	530,318	-	334,599	451,066	882,853	98,869	(80,483)	(19,617)	1,667,287	530,318
EGS - Lvl 1 (e)	9,525	-	-	9,983	29,357	-	(1,479)	(458)	37,403	9,525
EGS - Lvl 2 (e)	564,969	-	516,879	449,982	948,128	115,994	(63,677)	(1,007)	1,966,299	564,969
EGS - Lvl 3 (e)	167,798	-	415,212	103,846	108,859	64,672	(43,421)	(720)	648,448	167,798
EGS - Lvl 4 (e)	913,512	-	418,411	790,156	1,065,028	132,030	(70,820)	(8,674)	2,326,131	913,512
EGS - Lvl 5 (e)	2,170,423	-	892,110	1,586,921	2,640,532	600,407	(258,628)	(16,905)	5,444,437	2,170,423
EGS - Lvl 6 (e)	578,558	-	368,706	468,077	1,012,147	133,586	(81,644)	(23,105)	1,877,767	578,558
EM1 - Lvl 2 (a)	-	-	1,169	-	840	-	-	-	2,009	-
EM1 - Lvl 4 (a)	-	-	1,468	-	633	-	-	-	2,101	-
EM1 - Lvl 5 (a)	-	-	150	-	994	-	-	-	1,144	-
EM1 - Lvl 6 (a)	-	-	5,821	-	3,182	-	(152)	-	8,851	-
FCE - Lvl 1 (e)	-	-	14,900	-	15,697	-	-	-	30,597	-
FCE - Lvl 2 (e)	16,933	-	26,815	12,303	48,034	4,634	(1,025)	(4)	90,757	16,933

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Choice Contracts: - continued
FCE - Lvl 3 (e)	20,014	-	-	5,569	5,538	14,445	-	-	25,552	20,014
FCE - Lvl 4 (e)	50,636	-	17,214	41,598	43,253	9,163	(2,289)	(125)	108,814	50,636
FCE - Lvl 5 (e)	105,050	-	51,079	76,480	101,705	28,646	(7,038)	(76)	250,796	105,050
FCE - Lvl 6 (e)	54,411	-	11,481	35,873	50,808	18,807	(6,081)	(269)	110,619	54,411
FCG - Lvl 1 (e)	9,690	-	14,072	10,156	34,169	-	(1,504)	(466)	56,427	9,690
FCG - Lvl 2 (e)	75,354	-	108,444	56,769	348,478	18,687	(16,599)	(102)	515,677	75,354
FCG - Lvl 3 (e)	19,952	-	-	-	47,433	19,952	-	-	67,385	19,952
FCG - Lvl 4 (e)	143,533	-	101,591	101,565	363,150	42,918	(24,647)	(950)	583,627	143,533
FCG - Lvl 5 (e)	395,096	-	191,310	275,792	797,030	120,360	(47,369)	(1,056)	1,336,067	395,096
FCG - Lvl 6 (e)	116,665	-	107,672	81,209	295,286	36,364	(21,591)	(908)	498,032	116,665
GA1 - Lvl 2 (a)	-	-	11,965	-	1,638	-	(73)	-	13,530	-
GA1 - Lvl 4 (a)	-	-	1,031	-	879	-	-	-	1,910	-
GA1 - Lvl 5 (a)	-	-	524	-	4,378	-	-	-	4,902	-
GA1 - Lvl 6 (a)	-	-	544	-	1,821	-	(25)	-	2,340	-
GAA - Lvl 2 (e)	11,274	-	16,152	10,571	26,192	1,849	(1,300)	(1,146)	52,318	11,274
GAA - Lvl 3 (e)	9,347	-	-	-	10,340	9,347	-	-	19,687	9,347
GAA - Lvl 4 (e)	15,475	-	6,800	11,101	55,583	4,672	(1,371)	(298)	76,487	15,475
GAA - Lvl 5 (e)	38,826	-	30,400	14,445	75,593	24,446	(4,553)	(65)	140,266	38,826
GAA - Lvl 6 (e)	3,760	-	8,096	1,888	39,151	1,907	(679)	(35)	50,328	3,760
GG1 - Lvl 2 (a)	-	-	1,676	-	716	-	-	-	2,392	-
GG1 - Lvl 4 (a)	-	-	1,827	-	668	-	-	-	2,495	-
GG1 - Lvl 5 (a)	-	-	-	-	1,446	-	-	-	1,446	-
GG1 - Lvl 6 (a)	-	-	1,061	-	2,948	-	(152)	-	3,857	-
GG2 - Lvl 2 (a)	-	-	5,740	-	3,105	-	-	-	8,845	-
GG2 - Lvl 4 (a)	-	-	5,119	-	1,809	-	(14)	-	6,914	-
GG2 - Lvl 5 (a)	-	-	20,056	-	9,862	-	(247)	-	29,671	-
GG2 - Lvl 6 (a)	-	-	1,542	-	2,378	-	(7)	-	3,913	-
GGR - Lvl 2 (e)	155,157	-	100,747	140,567	191,673	14,818	(18,940)	(228)	428,637	155,157
GGR - Lvl 3 (e)	4,354	-	-	-	24,173	4,465	(3,095)	(111)	25,432	4,354
GGR - Lvl 4 (e)	201,984	-	139,486	168,573	220,652	34,209	(13,459)	(798)	548,663	201,984
GGR - Lvl 5 (e)	376,659	-	166,266	268,257	273,342	109,191	(31,974)	(789)	784,293	376,659
GGR - Lvl 6 (e)	88,602	-	52,901	61,081	140,478	30,008	(5,395)	(2,487)	276,586	88,602
GGS - Lvl 2 (e)	10,314	-	14,292	7,670	22,148	2,666	(1,007)	(22)	45,747	10,314
GGS - Lvl 3 (e)	12,317	-	15,245	-	23,888	12,317	-	-	51,450	12,317
GGS - Lvl 4 (e)	12,672	-	9,906	9,238	15,169	3,436	(370)	(2)	37,377	12,672
GGS - Lvl 5 (e)	54,231	-	25,923	36,690	57,205	17,619	(7,672)	(78)	129,687	54,231

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Choice Contracts: - continued
GGS - Lvl 6 (e)	33,261	-	21,062	22,072	14,476	11,437	(4,846)	(248)	63,953	33,261
GSS - Lvl 1 (e)	-	-	10,943	-	72,896	-	(1,147)	-	82,692	-
GSS - Lvl 2 (e)	173,385	-	283,614	118,847	900,499	55,719	(51,348)	(1,181)	1,306,150	173,385
GSS - Lvl 3 (e)	20,304	-	13,613	20,821	92,981	(517)	(1,987)		124,911	20,304
GSS - Lvl 4 (e)	209,319	-	227,644	162,839	966,682	47,763	(44,166)	(1,283)	1,359,479	209,319
GSS - Lvl 5 (e)	370,992	-	449,950	283,147	1,678,118	89,678	(85,793)	(1,833)	2,413,267	370,992
GSS - Lvl 6 (e)	120,982	-	294,066	93,677	762,017	28,595	(23,364)	(1,290)	1,153,701	120,982
GT1 - Lvl 2 (a)	-	-	944	-	79	-	-	-	1,023	-
GT1 - Lvl 4 (a)	-	-	4,120	-	-	-	-	-	4,120	-
GT1 - Lvl 5 (a)	-	-	2,159	-	599	-	-	-	2,758	-
GT1 - Lvl 6 (a)	-	-	4,928	-	646	-	(87)	-	5,487	-
GT2 - Lvl 2 (a)	-	-	22,394	-	10,070	-	(8)	-	32,456	-
GT2 - Lvl 4 (a)	-	-	18,483	-	2,834	-	-	-	21,317	-
GT2 - Lvl 5 (a)	-	-	2,762	-	5,211	-	(16)	-	7,957	-
GT2 - Lvl 6 (a)	-	-	16,498	-	8,853	-	-	-	25,351	-
GTR - Lvl 2 (e)	6,315	-	26,153	8,505	55,747	(1,666)	(1,366)	(524)	86,849	6,315
GTR - Lvl 4 (e)	25,601	-	28,788	19,659	70,247	5,942	(3,379)	-	121,257	25,601
GTR - Lvl 5 (e)	20,862	-	39,908	15,161	69,658	5,747	(6,089)	(46)	124,339	20,862
GTR - Lvl 6 (e)	5,255	-	28,741	3,943	23,170	1,316	(601)	(4)	56,565	5,255
GTS - Lvl 2 (b)	11,107	-	8,854	7,143	55,798	3,972	(1,594)	(8)	74,165	11,107
GTS - Lvl 3 (b)	9,402	-	8,554	9,402	-	-	-	-	17,956	9,402
GTS - Lvl 4 (b)	3,533	-	6,461	2,002	24,916	1,543	(344)	(12)	34,566	3,533
GTS - Lvl 5 (b)	14,516	-	4,295	12,754	50,692	1,762	(9,746)	-	59,757	14,516
GTS - Lvl 6 (b)	2,093	-	28,798	1,836	12,355	257	(202)	-	43,044	2,093
HYS - Lvl 1 (e)	-	-	12,550	-	72,224	-	(1,233)	-	83,541	-
HYS - Lvl 2 (e)	112,132	-	231,842	89,124	418,032	23,351	(27,989)	(343)	734,017	112,132
HYS - Lvl 3 (e)	25,020	-	5,212	12,240	18,430	12,780	(796)	-	47,866	25,020
HYS - Lvl 4 (e)	143,301	-	153,822	103,655	469,233	40,191	(52,479)	(545)	713,877	143,301
HYS - Lvl 5 (e)	278,253	-	351,629	193,244	769,261	85,857	(54,012)	(848)	1,345,131	278,253
HYS - Lvl 6 (e)	104,240	-	112,082	78,394	316,097	26,510	(19,535)	(664)	512,884	104,240
IG1 - Lvl 2 (a)	-	-	20,281	-	12,260	-	(213)	-	32,328	-
IG1 - Lvl 3 (a)	-	-	24	-	-	-	(24)	-	-	-
IG1 - Lvl 4 (a)	-	-	19,365	-	11,125	-	(51)	-	30,439	-
IG1 - Lvl 5 (a)	-	-	15,022	-	16,011	-	(212)	-	30,821	-
IG1 - Lvl 6 (a)	-	-	20,321	-	26,271	-	(310)	-	46,282	-

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Choice Contracts: - continued
M1A - Lvl 2 (a)	-	-	46,322	-	15,335	-	(107)	-	61,550	-
M1A - Lvl 4 (a)	-	-	30,066	-	24,877	-	(404)	-	54,539	-
M1A - Lvl 5 (a)	-	-	31,212	-	24,481	-	(256)	-	55,437	-
M1A - Lvl 6 (a)	-	-	49,603	-	41,514	-	(360)	-	90,757	-
M1B - Lvl 2 (a)	-	-	83,890	-	44,542	-	(448)	-	127,984	-
M1B - Lvl 3 (a)	-	-	25	-	-	-	(25)	-	-	-
M1B - Lvl 4 (a)	-	-	100,473	-	36,777	-	(340)	-	136,910	-
M1B - Lvl 5 (a)	-	-	60,042	-	61,444	-	(2,335)	-	119,151	-
M1B - Lvl 6 (a)	-	-	109,143	-	71,912	-	(334)	-	180,721	-
MC1 - Lvl 2 (a)	-	-	56,064	-	12,411	-	(134)	-	68,341	-
MC1 - Lvl 3 (a)	-	-	27	-	-	-	(27)	-	-	-
MC1 - Lvl 4 (a)	-	-	38,090	-	20,926	-	(579)	-	58,437	-
MC1 - Lvl 5 (a)	-	-	38,777	-	35,242	-	(189)	-	73,830	-
MC1 - Lvl 6 (a)	-	-	57,008	-	40,424	-	(222)	-	97,210	-
MCS - Lvl 2 (b)	34,282	-	111,609	18,044	299,601	16,264	(12,668)	(26)	432,824	34,282
MCS - Lvl 3 (b)	32,880	-	30,723	14,934	122,871	17,946	(20,094)	-	166,380	32,880
MCS - Lvl 4 (b)	135,289	-	228,689	112,179	408,532	23,357	(12,925)	(247)	759,585	135,289
MCS - Lvl 5 (b)	257,499	-	244,400	240,449	666,349	17,519	(82,145)	(469)	1,086,103	257,499
MCS - Lvl 6 (b)	44,338	-	149,290	39,602	250,124	4,746	(13,544)	(10)	430,208	44,338
MF7 - Lvl 2 (a)	-	-	38,502	-	35,088	-	(190)	-	73,400	-
MF7 - Lvl 3 (a)	-	-	42	-	-	-	(42)	-	-	-
MF7 - Lvl 4 (a)	-	-	84,887	-	21,948	-	(191)	-	106,644	-
MF7 - Lvl 5 (a)	-	-	42,297	-	45,358	-	(601)	-	87,054	-
MF7 - Lvl 6 (a)	-	-	55,036	-	37,888	-	(336)	-	92,588	-
MFC - Lvl 2 (a)	-	-	60,151	-	22,735	-	(356)	-	82,530	-
MFC - Lvl 3 (a)	-	-	45	-	-	-	(45)	-	-	-
MFC - Lvl 4 (a)	-	-	31,294	-	25,259	-	(345)	-	56,208	-
MFC - Lvl 5 (a)	-	-	52,683	-	31,252	-	(2,341)	-	81,594	-
MFC - Lvl 6 (a)	-	-	41,182	-	51,001	-	(236)	-	91,947	-
MFD - Lvl 2 (a)	-	-	72,007	-	30,770	-	(208)	-	102,569	-
MFD - Lvl 3 (a)	-	-	50	-	-	-	(50)	-	-	-
MFD - Lvl 4 (a)	-	-	33,306	-	23,084	-	(528)	-	55,862	-
MFD - Lvl 5 (a)	-	-	74,755	-	35,102	-	(167)	-	109,690	-
MFD - Lvl 6 (a)	-	-	289,019	-	34,365	-	(790)	-	322,594	-
MFE - Lvl 2 (a)	-	-	58,631	-	25,915	-	(175)	-	84,371	-
MFE - Lvl 4 (a)	-	-	55,768	-	24,610	-	(221)	-	80,157	-

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Choice Contracts: - continued
MFE - Lvl 5 (a)	-	-	23,158	-	40,129	-	(94)	-	63,193	-
MFE - Lvl 6 (a)	-	-	59,416	-	45,377	-	(216)	-	104,577	-
MFF - Lvl 2 (a)	-	-	32,273	-	11,662	-	(190)	-	43,745	-
MFF - Lvl 3 (a)	-	-	26	-	-	-	(26)	-	-	-
MFF - Lvl 4 (a)	-	-	34,184	-	12,209	-	(96)	-	46,297	-
MFF - Lvl 5 (a)	-	-	60,373	-	20,459	-	(80)	-	80,752	-
MFF - Lvl 6 (a)	-	-	65,047	-	22,052	-	(416)	-	86,683	-
MFJ - Lvl 2 (a)	-	-	240,198	-	136,473	-	(2,604)	-	374,067	-
MFJ - Lvl 4 (a)	-	-	175,095	-	108,341	-	(2,584)	-	280,852	-
MFJ - Lvl 5 (a)	-	-	214,873	-	141,967	-	(6,356)	-	350,484	-
MFJ - Lvl 6 (a)	-	-	203,456	-	129,261	-	(849)	-	331,868	-
MFK - Lvl 2 (a)	-	-	149,972	-	77,833	-	(1,224)	-	226,581	-
MFK - Lvl 3 (a)	-	-	62	-	-	-	(62)	-	-	-
MFK - Lvl 4 (a)	-	-	105,256	-	83,157	-	(571)	-	187,842	-
MFK - Lvl 5 (a)	-	-	121,385	-	87,272	-	(382)	-	208,275	-
MFK - Lvl 6 (a)	-	-	145,198	-	97,245	-	(317)	-	242,126	-
MFL - Lvl 2 (a)	-	-	146,739	-	62,944	-	(776)	-	208,907	-
MFL - Lvl 3 (a)	-	-	70	-	-	-	(70)	-	-	-
MFL - Lvl 4 (a)	-	-	92,805	-	60,588	-	(239)	-	153,154	-
MFL - Lvl 5 (a)	-	-	114,007	-	95,989	-	(351)	-	209,645	-
MFL - Lvl 6 (a)	-	-	189,299	-	94,502	-	(557)	-	283,244	-
MI1 - Lvl 2 (a)	-	-	569	-	367	-	-	-	936	-
MI1 - Lvl 3 (a)	-	-	23	-	-	-	(23)	-	-	-
MI1 - Lvl 4 (a)	-	-	1,282	-	-	-	-	-	1,282	-
MI1 - Lvl 5 (a)	-	-	2,279	-	(1,837)	-	-	-	442	-
MI1 - Lvl 6 (a)	-	-	713	-	1,530	-	(7)	-	2,236	-
MII - Lvl 2 (e)	36,126	-	33,580	35,431	41,750	819	(7,685)	(124)	103,771	36,126
MII - Lvl 3 (e)	-	-	-	-	27,836	-	-	-	27,836	-
MII - Lvl 4 (e)	31,240	-	20,066	23,791	41,888	7,482	(2,822)	(33)	90,372	31,240
MII - Lvl 5 (e)	72,137	-	39,945	47,901	128,361	24,382	(3,845)	(146)	236,598	72,137
MII - Lvl 6 (e)	26,179	-	19,773	20,079	44,606	6,108	(2,365)	(8)	88,193	26,179
MIS - Lvl 1 (e)	41,788	-	57,152	43,799	14,535	-	(7,178)	(2,011)	106,297	41,788
MIS - Lvl 2 (e)	825,447	-	752,903	703,016	1,139,595	129,541	(81,805)	(7,110)	2,636,140	825,447
MIS - Lvl 3 (e)	147,610	-	31,562	77,099	358,279	71,234	(42,467)	(723)	494,984	147,610
MIS - Lvl 4 (e)	1,222,281	-	1,056,184	985,524	2,208,911	250,996	(117,537)	(14,239)	4,369,839	1,222,281

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Choice Contracts: - continued
MIS - Lvl 5 (e)	3,410,945	-	1,695,493	2,525,259	4,247,552	907,991	(378,987)	(22,305)	8,975,003	3,410,945
MIS - Lvl 6 (e)	835,704	-	627,922	683,757	1,396,110	161,102	(124,370)	(9,155)	2,735,366	835,704
MIT - Lvl 1 (e)	-	-	86,994	-	83,092	-	(416)	-	169,670	-
MIT - Lvl 2 (e)	662,105	-	753,251	551,411	1,525,081	112,275	(80,846)	(1,581)	2,859,591	662,105
MIT - Lvl 3 (e)	106,576	-	16,981	65,873	172,798	40,840	(9,002)	(137)	287,353	106,576
MIT - Lvl 4 (e)	744,449	-	879,681	584,272	1,699,614	170,775	(85,435)	(10,598)	3,238,309	744,449
MIT - Lvl 5 (e)	1,982,246	-	1,398,436	1,445,002	3,928,187	549,782	(298,066)	(12,538)	7,010,803	1,982,246
MIT - Lvl 6 (e)	623,357	-	675,765	514,191	1,528,470	117,809	(88,358)	(8,643)	2,739,234	623,357
MM1 - Lvl 2 (a)	-	-	212,022	-	(20,578	-	(176)	-	191,268	-
MM1 - Lvl 4 (a)	-	-	45,830	-	4,141	-	(442)	-	49,529	-
MM1 - Lvl 5 (a)	-	-	84,314	-	69,381	-	(12,047)	-	141,648	-
MM1 - Lvl 6 (a)	-	-	63,443	-	68,163	-	(696)	-	130,910	-
MMS - Lvl 1 (e)	16,332	-	-	-	74,661	16,332	(11,435)	-	79,558	16,332
MMS - Lvl 2 (e)	156,253	-	937,058	306,512	61,675	(149,129	(114,841)	(1,130)	1,040,145	156,253
MMS - Lvl 3 (e)	-	-	114,106	-	25,930	-	(16,757)	-	123,279	-
MMS - Lvl 4 (e)	136,521	-	317,806	292,278	664,450	(116,278)	(158,385)	(39,479)	960,392	136,521
MMS - Lvl 5 (e)	324,280	-	509,528	616,692	1,534,186	(291,537	(440,662)	(875)	1,927,332	324,280
MMS - Lvl 6 (e)	204,046	-	470,528	327,632	559,570	(55,288)	(167,890)	(68,298)	1,066,254	204,046
MS1 - Lvl 2 (a)	-	-	7,745	-	517	-	-	-	8,262	-
MS1 - Lvl 4 (a)	-	-	2,528	-	1,922	-	-	-	4,450	-
MS1 - Lvl 5 (a)	-	-	1,857	-	338	-	-	-	2,195	-
MS1 - Lvl 6 (a)	-	-	291	-	3,844	-	(27)	-	4,108	-
MSS - Lvl 2 (e)	160,500	-	104,380	146,285	185,499	16,561	(14,738)	(2,346)	435,641	160,500
MSS - Lvl 3 (e)	40,787	-	-	40,787	-	-	-	-	40,787	40,787
MSS - Lvl 4 (e)	145,449	-	113,949	122,398	166,977	32,851	(7,043)	(9,800)	419,332	145,449
MSS - Lvl 5 (e)	318,263	-	154,453	254,040	236,671	64,556	(28,735)	(333)	680,652	318,263
MSS - Lvl 6 (e)	64,615	-	82,592	53,728	144,146	10,890	(7,385)	(3)	283,968	64,615
MV1 - Lvl 2 (a)	-	-	93,609	-	58,395	-	(353)	-	151,651	-
MV1 - Lvl 3 (a)	-	-	23	-	-	-	(23)	-	-	-
MV1 - Lvl 4 (a)	-	-	54,156	-	58,785	-	(543)	-	112,398	-
MV1 - Lvl 5 (a)	-	-	85,010	-	61,637	-	(482)	-	146,165	-
MV1 - Lvl 6 (a)	-	-	116,050	-	84,524	-	(491)	-	200,083	-
MVS - Lvl 1 (e)	-	-	111	-	24,395	-	(435)	-	24,071	-
MVS - Lvl 2 (e)	112,270	-	211,363	99,487	473,979	13,386	(35,802)	(603)	761,810	112,270
MVS - Lvl 3 (e)	20,757	-	72,696	22,141	114,758	(1,384)	(6,720)	-	201,491	20,757
MVS - Lvl 4 (e)	131,403	-	287,515	100,423	654,562	32,488	(28,049)	(1,508)	1,045,431	131,403

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Choice Contracts: - continued
MVS - Lvl 5 (e)	329,803	-	576,252	286,901	1,329,834	43,947	(73,064)	(1,045)	2,162,825	329,803
MVS - Lvl 6 (e)	70,298	-	217,278	51,229	387,259	19,294	(20,846)	(225)	653,989	70,298
NWD - Lvl 1 (e)	-	-	15,411	-	35,376	-	(164)	-	50,623	-
NWD - Lvl 2 (e)	228,703	-	178,409	185,101	458,973	43,783	(34,724)	(181)	831,361	228,703
NWD - Lvl 3 (e)	96,431	-	19,494	73,021	38,300	23,410	(1,533)	-	152,692	96,431
NWD - Lvl 4 (e)	333,331	-	208,953	253,686	432,313	80,833	(29,847)	(1,188)	944,750	333,331
NWD - Lvl 5 (e)	830,845	-	348,813	628,499	1,134,712	205,769	(94,445)	(3,423)	2,219,925	830,845
NWD - Lvl 6 (e)	274,903	-	178,315	237,581	432,815	56,356	(23,306)	(19,034)	862,727	274,903
RE1 - Lvl 2 (a)	-	-	38,545	-	10,922	-	(23)	-	49,444	-
RE1 - Lvl 4 (a)	-	-	9,520	-	4,340	-	(22)	-	13,838	-
RE1 - Lvl 5 (a)	-	-	21,948	-	13,152	-	(183)	-	34,917	-
RE1 - Lvl 6 (a)	-	-	21,663	-	13,766	-	(173)	-	35,256	-
RES - Lvl 2 (e)	287,774	-	267,198	253,790	346,469	39,138	(40,096)	(5,154)	861,345	287,774
RES - Lvl 3 (e)	136,123	-	12,019	93,254	43,839	43,435	(44,551)	(566)	147,430	136,123
RES - Lvl 4 (e)	474,565	-	264,958	417,491	527,696	70,763	(36,792)	(13,689)	1,230,427	474,565
RES - Lvl 5 (e)	1,097,956	-	360,365	823,495	1,030,505	283,061	(105,927)	(8,600)	2,382,899	1,097,956
RES - Lvl 6 (e)	377,470	-	246,827	305,189	396,868	74,556	(53,689)	(2,275)	967,476	377,470
RG1 - Lvl 2 (a)	-	-	17,117	-	10,547	-	(4)	-	27,660	-
RG1 - Lvl 4 (a)	-	-	16,631	-	2,206	-	(32)	-	18,805	-
RG1 - Lvl 5 (a)	-	-	7,862	-	2,902	-	(8)	-	10,756	-
RG1 - Lvl 6 (a)	-	-	6,055	-	8,302	-	(60)	-	14,297	-
RGS - Lvl 2 (e)	41,097	-	86,626	37,909	70,088	3,216	(2,625)	(28)	195,186	41,097
RGS - Lvl 3 (e)	11,505	-	-	11,310	1,087	195	(1,126)	-	11,466	11,505
RGS - Lvl 4 (e)	70,162	-	94,283	48,224	157,581	23,125	(8,554)	(1,187)	313,472	70,162
RGS - Lvl 5 (e)	127,800	-	107,959	93,247	245,170	34,798	(21,471)	(245)	459,458	127,800
RGS - Lvl 6 (e)	40,111	-	34,973	34,798	114,645	5,338	(4,453)	(25)	185,276	40,111
RI1 - Lvl 2 (a)	-	-	11,796	-	8,006	-	(77)	-	19,725	-
RI1 - Lvl 4 (a)	-	-	7,720	-	8,449	-	(33)	-	16,136	-
RI1 - Lvl 5 (a)	-	-	12,856	-	7,268	-	(3)	-	20,121	-
RI1 - Lvl 6 (a)	-	-	15,103	-	18,314	-	(46)	-	33,371	-
RSS - Lvl 1 (e)	-	-	162	-	-	-	(162)	-	-	-
RSS - Lvl 2 (e)	147,311	-	66,793	124,803	142,700	22,624	(6,033)	(116)	350,771	147,311
RSS - Lvl 3 (e)	75,847	-	8,900	76,583	55,419	(736	-	-	140,166	75,847
RSS - Lvl 4 (e)	160,450	-	79,624	116,209	202,697	47,189	(21,027)	(2,948)	421,744	160,450
RSS - Lvl 5 (e)	459,368	-	169,850	347,279	529,118	113,077	(28,325)	(988)	1,130,011	459,368
(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Choice Contracts: - continued
RSS - Lvl 6 (e)	113,049	-	45,782	90,288	133,048	23,011	(21,322)	(250)	270,557	113,049
SG1 - Lvl 2 (a)	-	-	14,773	-	7,219	-	(6)	-	21,986	-
SG1 - Lvl 4 (a)	-	-	10,950	-	8,103	-	-	-	19,053	-
SG1 - Lvl 5 (a)	-	-	15,030	-	8,552	-	(62)	-	23,520	-
SG1 - Lvl 6 (a)	-	-	25,199	-	4,666	-	(90)	-	29,775	-
SGS - Lvl 1 (e)	-	-	55,894	-	26,806	-	-	-	82,700	-
SGS - Lvl 2 (e)	135,296	-	89,727	115,884	222,040	19,600	(24,654)	(188)	422,409	135,296
SGS - Lvl 3 (e)	25,507	-	8,784	20,225	20,810	5,282	(1,588)	-	53,513	25,507
SGS - Lvl 4 (e)	261,952	-	95,143	206,951	242,036	56,747	(29,290)	(1,746)	569,841	261,952
SGS - Lvl 5 (e)	599,690	-	329,702	485,291	462,372	119,296	(69,286)	(4,897)	1,322,478	599,690
SGS - Lvl 6 (e)	136,093	-	97,649	123,420	160,472	12,846	(26,346)	(173)	367,868	136,093
SI1 - Lvl 2 (a)	-	-	21,605	-	18,454	-	(255)	-	39,804	-
SI1 - Lvl 4 (a)	-	-	21,194	-	7,012	-	(142)	-	28,064	-
SI1 - Lvl 5 (a)	-	-	10,110	-	13,453	-	(3)	-	23,560	-
SI1 - Lvl 6 (a)	-	-	14,060	-	14,840	-	(138)	-	28,762	-
SIS - Lvl 1 (e)	-	-	-	-	24,506	-	-	-	24,506	-
SIS - Lvl 2 (e)	28,461	-	52,025	21,978	85,266	6,730	(3,391)	(247)	162,361	28,461
SIS - Lvl 3 (e)	26,165	-	-	22,057	3,231	4,108	(505)	-	28,891	26,165
SIS - Lvl 4 (e)	65,392	-	56,626	51,706	99,562	16,078	(31,611)	(2,392)	189,969	65,392
SIS - Lvl 5 (e)	91,957	-	76,961	74,381	183,211	17,848	(13,781)	(272)	338,348	91,957
SIS - Lvl 6 (e)	22,010	-	8,253	15,926	67,733	6,115	(3,529)	(31)	94,467	22,010
TE1 - Lvl 2 (a)	-	-	10,735	-	2,220	-	(116)	-	12,839	-
TE1 - Lvl 4 (a)	-	-	4,782	-	573	-	(51)	-	5,304	-
TE1 - Lvl 5 (a)	-	-	7,356	-	3,767	-	(27)	-	11,096	-
TE1 - Lvl 6 (a)	-	-	11,158	-	4,927	-	(118)	-	15,967	-
TEC - Lvl 1 (e)	21,540	-	-	22,577	-	-	(3,344)	(1,037)	18,196	21,540
TEC - Lvl 2 (e)	141,204	-	123,916	130,795	194,830	14,093	(16,430)	(3,684)	443,520	141,204
TEC - Lvl 3 (e)	41,719	-	3,826	41,384	2,508	335	(1,684)	-	46,369	41,719
TEC - Lvl 4 (e)	183,811	-	143,182	156,322	238,792	30,026	(19,434)	(2,537)	546,351	183,811
TEC - Lvl 5 (e)	644,712	-	237,880	527,657	541,244	120,846	(95,161)	(3,791)	1,328,675	644,712
TEC - Lvl 6 (e)	156,214	-	61,969	120,854	273,011	35,835	(15,300)	(475)	475,894	156,214
TRS - Lvl 1 (e)	-	-	-	-	15,206	-	-	-	15,206	-
TRS - Lvl 2 (e)	219,370	-	652,568	212,637	1,009,045	9,121	(65,997)	(2,388)	1,814,986	219,370
TRS - Lvl 3 (e)	10,625	-	74,018	10,625	6,671	-	(3,558)	-	87,756	10,625
TRS - Lvl 4 (e)	325,729	-	700,239	259,249	1,009,324	67,892	(59,737)	(1,412)	1,975,555	325,729

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Choice Contracts: - continued
TRS - Lvl 5 (e)	556,497	-	743,517	419,802	2,087,930	139,294	(120,931)	(2,599)	3,267,013	556,497
TRS - Lvl 6 (e)	188,022	-	455,856	165,294	733,351	23,487	(31,892)	(759)	1,345,337	188,022
UTS - Lvl 1 (e)	-	-	-	-	23,799	-	-	-	23,799	-
UTS - Lvl 2 (e)	348,917	-	398,784	303,891	753,943	52,224	(43,214)	(7,198)	1,458,430	348,917
UTS - Lvl 3 (e)	95,664	-	16,504	89,955	58,053	5,849	(14,359)	(140)	155,862	95,664
UTS - Lvl 4 (e)	487,384	-	412,886	375,532	921,497	122,159	(69,444)	(10,307)	1,752,323	487,384
UTS - Lvl 5 (e)	985,298	-	538,130	729,834	1,309,846	269,079	(114,037)	(13,615)	2,719,237	985,298
UTS - Lvl 6 (e)	245,771	-	247,717	180,195	566,229	66,053	(29,481)	(477)	1,030,236	245,771

(e) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Flex 4 Contracts:
BDS - Lvl 3 (f)	-	-	41,177	-	(28,633)	-	(744)	-	11,800	-
BDS - Lvl 4 (f)	-	-	8,998	-	809	-	-	-	9,807	-
BDS - Lvl 5 (f)	-	-	3,337	-	6,071	-	(123)	-	9,285	-
BDS - Lvl 6 (f)	-	-	5,023	-	1,799	-	(35)	-	6,787	-
CAS - Lvl 3 (f)	-	-	26,199	-	29,811	-	(209)	-	55,801	-
CAS - Lvl 4 (f)	-	-	10,363	-	7,527	-	(44)	-	17,846	-
CAS - Lvl 5 (f)	3,309	-	32,076	3,309	18,912	-	(677)	-	53,620	3,309
CAS - Lvl 6 (f)	-	-	2,695	-	128	-	-	-	2,823	-
CO1 - Lvl 1 (a)	-	-	-	-	12,966	-	-	-	12,966	-
CO1 - Lvl 3 (a)	-	-	9,450	-	3,120	-	(20)	-	12,550	-
CO1 - Lvl 4 (a)	-	-	7,744	-	686	-	-	-	8,430	-
CO1 - Lvl 5 (a)	-	-	12,918	-	1,693	-	-	-	14,611	-
CO1 - Lvl 6 (a)	-	-	23,501	-	3,649	-	(91)	-	27,059	-
COS - Lvl 3 (f)	528	-	12,724	528	25,759	-	(4,695)	-	34,316	528
COS - Lvl 4 (f)	-	-	3,728	-	1,558	-	(249)	-	5,037	-
COS - Lvl 5 (f)	404	-	32,319	404	6,078	-	(367)	-	38,434	404
COS - Lvl 6 (f)	-	-	5,350	-	7,125	-	(98)	-	12,377	-
EGS - Lvl 3 (f)	-	-	15,011	-	31,412	-	(230)	-	46,193	-
EGS - Lvl 4 (f)	-	-	2,233	-	21,843	-	(36)	-	24,040	-
EGS - Lvl 5 (f)	2,246	-	32,384	5,222	17,103	13	(386)	(2,989)	51,347	2,246
EGS - Lvl 6 (f)	-	-	1,213	-	-	-	-	-	1,213	-
EM1 - Lvl 3 (a)	-	-	419	-	-	-	-	-	419	-
EM1 - Lvl 4 (a)	-	-	2,337	-	-	-	-	-	2,337	-
EM1 - Lvl 5 (a)	-	-	103	-	2,266	-	-	-	2,369	-
EM1 - Lvl 6 (a)	-	-	1,056	-	-	-	-	-	1,056	-
FCE - Lvl 3 (f)	-	-	2,014	-	96	-	-	-	2,110	-
FCE - Lvl 4 (f)	-	-	-	-	2,310	-	-	-	2,310	-
FCE - Lvl 5 (f)	-	-	867	-	3,562	-	-	-	4,429	-
FCG - Lvl 3 (f)	-	-	7,387	-	1,822	-	(624)	-	8,585	-
FCG - Lvl 4 (f)	-	-	3,552	-	3,564	-	(23)	-	7,093	-
FCG - Lvl 5 (f)	2,079	-	4,852	2,079	13,337	-	(176)	-	20,092	2,079
FCG - Lvl 6 (f)	-	-	417	-	102	-	-	-	519	-
GA1 - Lvl 3 (a)	-	-	123	-	2,295	-	-	-	2,418	-
GA1 - Lvl 4 (a)	-	-	800	-	-	-	-	-	800	-
GA1 - Lvl 6 (a)	-	-	6,314	-	11	-	-	-	6,325	-
GAA - Lvl 3 (f)	-	-	2,835	-	-	-	-	-	2,835	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(f) For the period November 6, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Flex 4 Contracts:- continued
GAA - Lvl 4 (f)	-	-	1,415	-	-	-	-	-	1,415	-
GAA - Lvl 6 (f)	-	-	1,559	-	-	-	-	-	1,559	-
GG1 - Lvl 3 (a)	-	-	730	-	(628)	-	-	-	102	-
GG1 - Lvl 4 (a)	-	-	170	-	-	-	-	-	170	-
GG1 - Lvl 5 (a)	-	-	105	-	-	-	-	-	105	-
GG2 - Lvl 3 (a)	-	-	1,839	-	48	-	-	-	1,887	-
GG2 - Lvl 4 (a)	-	-	705	-	15	-	-	-	720	-
GG2 - Lvl 5 (a)	-	-	161	-	-	-	-	-	161	-
GG2 - Lvl 6 (a)	-	-	1,492	-	335	-	(16)	-	1,811	-
GGR - Lvl 3 (f)	-	-	5,412	-	(541)	-	-	-	4,871	-
GGR - Lvl 4 (f)	-	-	522	-	122	-	(124)	-	520	-
GGR - Lvl 5 (f)	1,747	-	18,077	1,747	(4,057)	-	(187)	-	15,580	1,747
GGR - Lvl 6 (f)	-	-	895	-	-	-	-	-	895	-
GGS - Lvl 4 (f)	-	-	491	-	460	-	-	-	951	-
GGS - Lvl 5 (f)	-	-	-	-	2,628	-	-	-	2,628	-
GSS - Lvl 3 (f)	-	-	32,543	-	7,536	-	(23)	-	40,056	-
GSS - Lvl 4 (f)	-	-	9,274	-	8,757	-	(42)	-	17,989	-
GSS - Lvl 5 (f)	4,857	-	13,502	4,857	11,121	-	(459)	-	29,021	4,857
GSS - Lvl 6 (f)	-	-	7,715	-	2,421	-	(35)	-	10,101	-
GT1 - Lvl 3 (a)	-	-	1,190	-	(691)	-	-	-	499	-
GT1 - Lvl 6 (a)	-	-	5,796	-	-	-	-	-	5,796	-
GT2 - Lvl 3 (a)	-	-	2,399	-	4,790	-	-	-	7,189	-
GT2 - Lvl 4 (a)	-	-	1,269	-	-	-	-	-	1,269	-
GT2 - Lvl 5 (a)	-	-	104	-	4	-	-	-	108	-
GT2 - Lvl 6 (a)	-	-	4,043	-	541	-	(15)	-	4,569	-
GTR - Lvl 3 (f)	-	-	4,045	-	325	-	(3,787)	-	583	-
GTR - Lvl 4 (f)	-	-	121	-	2,323	-	-	-	2,444	-
GTR - Lvl 5 (f)	-	-	3,583	-	(2,635)	-	-	-	948	-
GTR - Lvl 6 (f)	-	-	629	-	3,789	-	-	-	4,418	-
GTS - Lvl 3 (f)	-	-	911	-	457	-	-	-	1,368	-
GTS - Lvl 5 (f)	-	-	7,773	-	(1,163)	-	-	-	6,610	-
HYS - Lvl 3 (f)	-	-	13,980	-	339	-	(1,945)	-	12,374	-
HYS - Lvl 4 (f)	-	-	8,664	-	2,846	-	(19)	-	11,491	-
HYS - Lvl 5 (f)	2,068	-	12,327	2,068	4,653	-	(154)	-	18,894	2,068
HYS - Lvl 6 (f)	-	-	1,494	-	372	-	-	-	1,866	-
IG1 - Lvl 3 (a)	-	-	7,883	-	(652)	-	(17)	-	7,214	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(f) For the period November 6, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Flex Four Contracts: - continued
IG1 - Lvl 4 (a)	-	-	2,325	-	1,544	-	-	-	3,869	-
IG1 - Lvl 5 (a)	-	-	5,334	-	3,547	-	-	-	8,881	-
IG1 - Lvl 6 (a)	-	-	25,284	-	1,480	-	(13)	-	26,751	-
M1A - Lvl 3 (a)	-	-	22,336	-	1,017	-	(71)	-	23,282	-
M1A - Lvl 4 (a)	-	-	10,666	-	1,478	-	-	-	12,144	-
M1A - Lvl 5 (a)	-	-	10,447	-	6,397	-	-	-	16,844	-
M1A - Lvl 6 (a)	-	-	46,279	-	4,991	-	(8)	-	51,262	-
M1B - Lvl 1 (a)	-	-	-	-	12,357	-	-	-	12,357	-
M1B - Lvl 3 (a)	-	-	50,309	-	3,687	-	(39)	-	53,957	-
M1B - Lvl 4 (a)	-	-	13,694	-	5,282	-	(70)	-	18,906	-
M1B - Lvl 5 (a)	-	-	41,121	-	6,459	-	-	-	47,580	-
M1B - Lvl 6 (a)	-	-	78,212	-	5,485	-	(157)	-	83,540	-
MC1 - Lvl 3 (a)	-	-	29,359	-	5,247	-	(93)	-	34,513	-
MC1 - Lvl 4 (a)	-	-	18,184	-	1,449	-	(72)	-	19,561	-
MC1 - Lvl 5 (a)	-	-	22,646	-	2,575	-	-	-	25,221	-
MC1 - Lvl 6 (a)	-	-	58,784	-	5,380	-	(32)	-	64,132	-
MCS - Lvl 3 (f)	-	-	8,422		2,534	-	(707)	-	10,249	-
MCS - Lvl 4 (f)	169	-	11,342	169	10,725	-	(1,919)	-	20,317	169
MCS - Lvl 5 (f)	2,273	-	14,254	2,273	4,118	-	(196)	-	20,449	2,273
MCS - Lvl 6 (f)	-	-	4,356	-	9,129	-	(61)	-	13,424	-
MF7 - Lvl 3 (a)	-	-	16,491	-	(13)	-	(14)	-	16,464	-
MF7 - Lvl 4 (a)	-	-	20,675	-	361	-	(10)	-	21,026	-
MF7 - Lvl 5 (a)	-	-	8,228	-	2,989	-	-	-	11,217	-
MF7 - Lvl 6 (a)	-	-	40,077	-	2,206	-	(309)	-	41,974	-
MFC - Lvl 3 (a)	-	-	15,611	-	(89	-	(2)	-	15,520	-
MFC - Lvl 4 (a)	-	-	10,603	-	2,395	-	(10)	-	12,988	-
MFC - Lvl 5 (a)	-	-	11,903	-	(1,033)	-	-	-	10,870	-
MFC - Lvl 6 (a)	-	-	30,210	-	3,807	-	(91)	-	33,926	-
MFD - Lvl 3 (a)	-	-	24,077	-	1,905	-	(30)	-	25,952	-
MFD - Lvl 4 (a)	-	-	3,490	-	2,166	-	-	-	5,656	-
MFD - Lvl 5 (a)	-	-	7,929	-	6,003	-	(24)	-	13,908	-
MFD - Lvl 6 (a)	-	-	52,418	-	1,643	-	(11)	-	54,050	-
MFE - Lvl 3 (a)	-	-	15,069	-	1,353	-	(12)	-	16,410	-
MFE - Lvl 4 (a)	-	-	9,956	-	1,737	-	-	-	11,693	-
MFE - Lvl 5 (a)	-	-	6,303	-	2,213	-	-	-	8,516	-
MFE - Lvl 6 (a)	-	-	32,972	-	(14,429)	-	-	-	18,543	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(f) For the period November 6, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Flex Four Contracts: - continued
MFF - Lvl 3 (a)	-	-	8,831	-	121	-	(13)	-	8,939	-
MFF - Lvl 4 (a)	-	-	7,808	-	1,925	-	-	-	9,733	-
MFF - Lvl 5 (a)	-	-	7,461	-	4,357	-	-	-	11,818	-
MFF - Lvl 6 (a)	-	-	34,340	-	380	-	(8)	-	34,712	-
MFJ - Lvl 3 (a)	-	-	146,105	-	12,648	-	(225)	-	158,528	-
MFJ - Lvl 4 (a)	-	-	65,891	-	19,302	-	(10)	-	85,183	-
MFJ - Lvl 5 (a)	-	-	45,404	-	7,493	-	(23)	-	52,874	-
MFJ - Lvl 6 (a)	-	-	144,849	-	18,506	-	(628)	-	162,727	-
MFK - Lvl 3 (a)	-	-	50,149	-	1,464	-	(153)	-	51,460	-
MFK - Lvl 4 (a)	-	-	54,908	-	(6,629)	-	(93)	-	48,186	-
MFK - Lvl 5 (a)	-	-	15,727	-	3,183	-	-	-	18,910	-
MFK - Lvl 6 (a)	-	-	84,008	-	(686)	-	(117)	-	83,205	-
MFL - Lvl 1 (a)	-	-	-	-	12,210	-	-	-	12,210	-
MFL - Lvl 3 (a)	-	-	47,254	-	11,039	-	(120)	-	58,173	-
MFL - Lvl 4 (a)	-	-	33,383	-	10,702	-	(228)	-	43,857	-
MFL - Lvl 5 (a)	-	-	18,898	-	3,475	-	-	-	22,373	-
MFL - Lvl 6 (a)	-	-	91,094	-	19,137	-	(85)	-	110,146	-
MI1 - Lvl 3 (a)	-	-	3,823	-	-	-	(19)	-	3,804	-
MI1 - Lvl 4 (a)	-	-	3,083	-	209	-	-	-	3,292	-
MI1 - Lvl 5 (a)	-	-	547	-	22	-	-	-	569	-
MI1 - Lvl 6 (a)	-	-	16,955	-	274	-	-	-	17,229	-
MII - Lvl 3 (f)	-	-	112	-	-	-	-	-	112	-
MIS - Lvl 3 (f)	526	-	30,080	526	6,733	-	(14)	-	37,325	526
MIS - Lvl 4 (f)	1,172	-	22,019	1,172	29,288	-	(2,051)	-	50,428	1,172
MIS - Lvl 5 (f)	3,062	-	42,851	5,967	6,486	-	(588)	(2,905)	51,811	3,062
MIS - Lvl 6 (f)	-	-	7,121	-	4,170	-	(115)	-	11,176	-
MIT - Lvl 3 (f)	484	-	38,864	484	7,038	-	(1,069)	-	45,317	484
MIT - Lvl 4 (f)	309	-	16,006	309	27,240		(49)	-	43,506	309
MIT - Lvl 5 (f)	4,449	-	67,267	7,185	12,119	(29)	(1,000)	(2,707)	82,835	4,449
MIT - Lvl 6 (f)	-	-	4,125	-	5,758	-	(89)	-	9,794	-
MM1 - Lvl 3 (a)	-	-	85,238	-	(10,283)	-	-	-	74,955	-
MM1 - Lvl 4 (a)	-	-	22,843	-	(6,321)	-	-	-	16,522	-
MM1 - Lvl 5 (a)	-	-	67,235	-	(6,038)	-	(90)	-	61,107	-
MM1 - Lvl 6 (a)	-	-	71,196	-	(11)	-	(18)	-	71,167	-
MMS - Lvl 3 (f)	-	-	42,956	-	(3,173)	-	(464)	-	39,319	-
MMS - Lvl 4 (f)	-	-	29,386		(14,069)	-	-	-	15,317	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(f) For the period November 6, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Flex Four Contracts (a): - continued
MMS - Lvl 5 (f)	9,973	-	73,735	9,973	(42,742)	-	(53)	-	40,913	9,973
MS1 - Lvl 3 (a)	-	-	3,655	-	1,093	-	-	-	4,748	-
MS1 - Lvl 4 (a)	-	-	873	-	1	-	-	-	874	-
MS1 - Lvl 5 (a)	-	-	164	-	-	-	-	-	164	-
MS1 - Lvl 6 (a)	-	-	3,547	-	734	-	-	-	4,281	-
MSS - Lvl 3 (f)	-	-	4,364	-	(388)	-	-	-	3,976	-
MSS - Lvl 4 (f)	-	-	135	-	2,466	-	-	-	2,601	-
MSS - Lvl 5 (f)	-	-	5,921	-	(1,847)	-	(212)	-	3,862	-
MSS - Lvl 6 (f)	-	-	17,215	-	-	-	(57)	-	17,158	-
MV1 - Lvl 1 (a)	-	-	-	-	20,388	-	-	-	20,388	-
MV1 - Lvl 3 (a)	-	-	57,729	-	8,355	-	(122)	-	65,962	-
MV1 - Lvl 4 (a)	-	-	26,036	-	3,463	-	-	-	29,499	-
MV1 - Lvl 5 (a)	-	-	24,140	-	2,952	-	-	-	27,092	-
MV1 - Lvl 7 (a)	-	-	73,614	-	10,201	-	(121)	-	83,694	-
MVS - Lvl 3 (f)	-	-	21,433		7,583	-	(1,369)	-	27,647	-
MVS - Lvl 4 (f)	707	-	11,198	707	7,743	-	(1,442)	-	18,206	707
MVS - Lvl 5 (f)	1,998	-	11,626	1,998	5,985	-	-	-	19,609	1,998
MVS - Lvl 6 (f)	-	-	8,174	-	4,526	-	(108)	-	12,592	-
NWD - Lvl 3 (f)	-	-	12,928		718	-	(2,116)	-	11,530	-
NWD - Lvl 4 (f)	164	-	2,379	164	7,697	-	(25)	-	10,215	164
NWD - Lvl 5 (f)	2,248	-	20,080	2,248	16,502	-	(367)	-	38,463	2,248
NWD - Lvl 6 (f)	-	-	3,833	-	1,624	-	-	-	5,457	-
RE1 - Lvl 1 (a)	-	-	-	-	12,462	-	-	-	12,462	-
RE1 - Lvl 3 (a)	-	-	12,377	-	1,342	-	(5)	-	13,714	-
RE1 - Lvl 4 (a)	-	-	8,510	-	231	-	-	-	8,741	-
RE1 - Lvl 5 (a)	-	-	5,290	-	825	-	-	-	6,115	-
RE1 - Lvl 6 (a)	-	-	9,472	-	-	-	-	-	9,472	-
RES - Lvl 3 (f)	-	-	11,295	-	23,019	-	(404)	-	33,910	-
RES - Lvl 4 (f)	-	-	13,531	-	9,375	-	(1,635)	-	21,271	-
RES - Lvl 5 (f)	-	-	28,991	-	(2,325)	-	(352)	-	26,314	-
RES - Lvl 6 (f)	-	-	4,772	-	4,755	-	(46)	-	9,481	-
RG1 - Lvl 1 (a)	-	-	-	-	12,108	-	-	-	12,108	-
RG1 - Lvl 3 (a)	-	-	1,412	-	1,257	-	(9)	-	2,660	-
RG1 - Lvl 4 (a)	-	-	1,976	-	38	-	-	-	2,014	-
RG1 - Lvl 5 (a)	-	-	18,727	-	(3)	-	-	-	18,724	-
RG1 - Lvl 6 (a)	-	-	11,449	-	4,864	-	(31)	-	16,282	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(f) For the period November 6, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Flex Four Contracts (a): - continued
RGS - Lvl 3 (f)	-	-	2,845	-	1,830	-	-	-	4,675	-
RGS - Lvl 4 (f)	-	-	3,918	-	5,056	-	-	-	8,974	-
RGS - Lvl 5 (f)	-	-	6,723	-	1,256	-	-	-	7,979	-
RGS - Lvl 6 (f)	-	-	688	-	1,347	-	-	-	2,035	-
RI1 - Lvl 3 (a)	-	-	54	-	1,717	-	-	-	1,771	-
RI1 - Lvl 4 (a)	-	-	891	-	259	-	-	-	1,150	-
RI1 - Lvl 5 (a)	-	-	-	-	1,102	-	-	-	1,102	-
RI1 - Lvl 6 (a)	-	-	7,336	-	1,205	-	-	-	8,541	-
RSS - Lvl 3 (f)	-	-	4,482	-	1,123	-	(4,168)	-	1,437	-
RSS - Lvl 4 (f)	314	-	1,874	314	1,666	-	(2)	-	3,852	314
RSS - Lvl 5 (f)	-	-	2,741	-	-	-	-	-	2,741	-
RSS - Lvl 6 (f)	-	-	2,723	-	4,559	-	-	-	7,282	-
SG1 - Lvl 3 (a)	-	-	2,866	-	133	-	-	-	2,999	-
SG1 - Lvl 4 (a)	-	-	6,295	-	389	-	-	-	6,684	-
SG1 - Lvl 5 (a)	-	-	1,364	-	1,714	-	-	-	3,078	-
SG1 - Lvl 6 (a)	-	-	15,748	-	3,455	-	(58)	-	19,145	-
SGS - Lvl 3 (f)	-	-	5,664	-	(457)	-	(5,044)	-	163	-
SGS - Lvl 4 (f)	-	-	3,940	-	708	-	-	-	4,648	-
SGS - Lvl 5 (f)	-	-	3,495	-	1,299	-	(32)	-	4,762	-
SGS - Lvl 6 (f)	-	-	604	-	-	-	-	-	604	-
SI1 - Lvl 3 (a)	-	-	7,988	-	1,871	-	(7)	-	9,852	-
SI1 - Lvl 4 (a)	-	-	4,180	-	1,285	-	(10)	-	5,455	-
SI1 - Lvl 5 (a)	-	-	2,904	-	34	-	-	-	2,938	-
SI1 - Lvl 6 (a)	-	-	13,649	-	1,639	-	(51)	-	15,237	-
SIS - Lvl 3 (f)	-	-	4,796	-	-	-	(489)	-	4,307	-
SIS - Lvl 4 (f)	-	-	5,964	-	1,257	-	-	-	7,221	-
SIS - Lvl 5 (f)	-	-	1,228	-	969	-	-	-	2,197	-
TE1 - Lvl 3 (a)	-	-	2,791	-	498	-	-	-	3,289	-
TE1 - Lvl 4 (a)	-	-	5,232	-	786	-	-	-	6,018	-
TE1 - Lvl 5 (a)	-	-	1,917	-	-	-	-	-	1,917	-
TE1 - Lvl 6 (a)	-	-	10,863	-	839	-	-	-	11,702	-
TEC - Lvl 3 (f)	-	-	3,228	-	(402)	-	-	-	2,826	-
TEC - Lvl 4 (f)	-	-	4,222	-	6,131	-	-	-	10,353	-
TEC - Lvl 5 (f)	-	-	21,125	-	154	-	(190)	-	21,089	-
TEC - Lvl 6 (f)	-	-	888	-	-	-	-	-	888	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(f) For the period November 6, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Unit Activity from Participant Transactions - continued
	Units Outstanding Beginning of Year		Units Purchased		Units Transferred Between Sub-Accounts and Fixed Accumulation Account		Units Withdrawn, Surrendered, and Annuitized		Units Outstanding End of Year
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2001	2000	2001	2000	2001	2000	2001	2000	2001	2000
MFS Regatta Flex Four Contracts (a): - continued
TRS - Lvl 3 (f)	453	-	57,888	453	21,367	-	(1,303)	-	78,405	453
TRS - Lvl 4 (f)	289	-	18,546	289	6,944	-	(636)	-	25,143	289
TRS - Lvl 5 (f)	376	-	50,175	376	2,073	-	(222)	-	52,402	376
TRS - Lvl 6 (f)	-	-	10,826	-	9,043	-	(75)	-	19,794	-
UTS - Lvl 3 (f)	-	-	15,412	-	2,133	-	(1,685)	-	15,860	-
UTS - Lvl 4 (f)	-	-	11,902	-	7,684	-	-	-	19,586	-
UTS - Lvl 5 (f)	2,091	-	17,987	2,091	(4,895)	-	(66)	-	15,117	2,091
UTS - Lvl 6 (f)	-	-	1,782	-	3,945	-	-	-	5,727	-

(a) For the period August 27, 2001 (commencement of operations of Sub-Account) through December 31, 2001.

(f) For the period November 6, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2001:
	Purchases	Sales
Bond Series	$122,903,453	$33,866,433
Capital Appreciation Series	664,160,950	271,714,726
Capital Opportunities S Class	6,405,422	95,742
Capital Opportunities Series	224,705,504	133,883,657
Emerging Growth Series	317,435,637	222,657,348
Emerging Markets Equity S Class	376,841	21,683
Emerging Markets Equity Series	9,465,668	12,810,734
International Growth Series	49,940,765	22,729,775
Global Asset Allocation S Class	564,862	73,713
Global Asset Allocation Series	19,451,498	23,019,317
Global Governments S Class	180,191	9,164
Global Growth S Class	1,721,866	406,547
Global Growth Series	147,820,005	85,249,583
Global Governments Series	7,568,772	16,607,948
Government Securities Series	279,836,858	175,510,541
Global Telecommunications S Class	225,016	7,600
Global Total Return S Class	1,629,589	169,540
Global Total Return Series	20,767,864	18,363,982
Global Telecommunications Series	4,975,410	1,825,764
High Yield S Class	8,457,084	286,286
International Growth S Class	3,631,913	630,147
New Discovery S Class	7,083,509	176,436
Massachusetts Investors Growth Stock S Class	13,463,645	169,548
Mid Cap Growth S Class	6,553,435	42,379
Mid Cap Growth Series	82,075,597	16,389,080
Bond S Class	10,763,060	294,229
High Yield Series	146,071,684	98,454,979
Capital Appreciation S Class	11,122,864	180,038
Utilities S Class	5,666,074	232,861
Emerging Growth S Class	4,939,341	104,885
Total Return S Class	29,891,377	310,037
Government Securities S Class	26,857,239	2,899,596

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Investment Purchases and Sales - continued
	Purchases	Sales
Massachusetts Investors Trust S Class	$18,630,575	$176,253
International Investors Trust S Class	685,889	269,640
International Investors Trust Series	17,120,077	15,169,269
Massachusetts Investors Growth Stock Series	293,662,918	136,878,169
Massachusetts Investors Trust Series	385,127,736	313,159,589
Money Market S Class	27,126,501	6,636,504
Money Market Series	733,690,429	486,270,631
Managed Sectors S Class	718,900	7,148
Managed Sectors Series	87,744,672	102,631,250
Value S Class	15,982,254	104,979
Value Series	211,238,814	31,011,225
New Discovery Series	100,305,823	37,769,933
Research S Class	3,058,763	82,257
Research Series	282,317,470	198,286,625
Research Growth and Income S Class	3,085,177	48,204
Research Growth and Income Series	33,275,409	17,058,745
Research International S Class	2,687,925	203,245
Research International Series	33,402,988	16,770,382
Strategic Growth S Class	1,884,623	32,704
Strategic Growth Series	41,382,605	27,023,726
Strategic Income S Class	2,734,029	158,930
Strategic Income Series	23,563,499	8,990,178
Technology S Class	892,727	19,165
Technology Series	28,935,767	9,078,780
Total Return Series	413,616,831	250,740,815
Utilities Series	168,179,237	102,725,688

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(7) Financial Highlights

The summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2001, follows.

	At December 31,			For the year ended December 31,
	Units	Unit Fair Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***

Bond Series
December 31, 2001	14,562,283	$10.9924 to $11.8661	$169,138,563	3.23%	1.00% to 1.85%	5.79% to 6.71%
Capital Appreciation Series
December 31, 2001	64,553,284	5.9333 to 32.0464	1,061,993,683	0.36	1.00 to 1.85	(26.71) to (26.07)
Capital Opportunities S Class (a)
December 31, 2001	707,598	9.4967 to 9.5218	6,728,752	-	1.10 to 1.85	(5.03) to (4.80)
Capital Opportunities Series
December 31, 2001	49,296,039	6.0616 to 17.3945	494,301,507	-	1.00 to 1.85	(26.32) to (25.71)
Emerging Growth Series
December 31, 2001	65,948,379	4.9741 to 20.5656	763,479,404	-	1.00 to 1.85	(35.80) to (35.24)
Emerging Markets Equity S Class (a)
December 31, 2001	36,622	10.3013 to 10.3266	377,616	-	1.15 to 1.85	3.01 to 3.27
Emerging Markets Equity Series
December 31,2001	3,800,561	7.9111 to 9.1857	31,963,479	-	1.00 to 1.85	(2.88) to (2.03)
International Growth Series
December 31, 2001	13,618,628	7.5216 to 9.9505	116,926,690	0.71	1.00 to 1.85	(17.45) to (16.85)
Global Asset Allocation S Class (a)
December 31, 2001	51,398	9.7382 to 9.7621	501,186	-	1.15 to 1.85	(2.62) to (2.38)
Global Asset Allocation Series
December 31, 2001	5,837,945	8.4423 to 16.0044	84,504,987	5.02	1.15 to 1.85	(10.61) to (9.96)
Global Governments S Class (a)
December 31, 2001	17,109	9.6962 to 9.7200	166,093	-	1.15 to 1.85	(3.04) to (2.80)
Global Growth S Class (a)
December 31, 2001	140,349	9.6585 to 9.6823	1,357,130	-	1.15 to 1.85	(3.41) to (3.18)
Global Growth Series
December 31, 2001	17,723,668	6.6146 to 19.7806	260,751,103	0.71	1.15 to 1.85	(21.18) to (20.61)
Global Governments Series
December 31, 2001	3,647,399	9.8795 to 13.7399	44,882,046	-	1.15 to 1.85	(3.96) to (3.11)
Government Securities Series
December 31, 2001	43,557,072	10.9408 to 20.2862	595,911,760	5.36	1.00 to 1.85	5.45 to 6.37
Global Telecommunications S Class (a)
December 31, 2001	24,957	9.4099 to 9.4331	235,015	-	1.15 to 1.85	(5.90) to (5.67)
Global Total Return S Class (a)
December 31, 2001	151,199	9.7279 to 9.7518	1,472,798	-	1.15 to 1.85	(2.72) to (2.48)
Global Total Return Series
December 31, 2001	5,780,805	9.1687 to 17.1432	84,171,649	4.19	1.15 to 1.85	(7.93) to (7.26)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(7) Financial Highlights - continued
	At December 31,			For the year ended December 31,
	Units	Unit Fair Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***

Global Telecommunications Series
December 31, 2001	662,983	$4.1415 to $4.3653	$2,777,404	0.06%	1.15% to 1.85%	(42.62)% to (42.19)%
High Yield Series
December 31, 2001	24,640,912	9.1623 to 17.5162	301,095,084	9.61	1.00 to 1.85	(0.14) to 0.73
International Growth S Class (a)
December 31, 2001	326,874	9.4853 to 9.5087	3,104,040	-	1.15 to 1.85	(5.15) to (4.91)
New Discovery S Class (a)
December 31, 2001	744,162	10.2864 to 10.3117	7,664,202	-	1.15 to 1.85	2.86 to 3.12
Massachusetts Investors (a)
Growth Stock S Class
December 31, 2001	1,419,642	9.7550 to 9.7807	13,864,858	-	1.10 to 1.85	(2.45) to (2.21)
Mid Cap Growth S Class (a)
December 31, 2001	723,935	9.6268 to 9.6505	6,977,776	-	1.15 to 1.85	(3.73) to (3.50)
Mid Cap Growth Series
December 31, 2001	10,773,649	6.6995 to 7.0246	75,425,977	0.07	1.15 to 1.85	(24.62) to (24.06)
Bond S Class (a)
December 31, 2001	1,039,445	10.0563 to 10.0810	10,465,489	-	1.15 to 1.85	0.56 to 0.81
High Yield S Class (a)
December 31, 2001	838,150	9.8665 to 9.8907	8,280,487	-	1.15 to 1.85	(1.34) to (1.09)
Capital Appreciation S Class (a)
December 31, 2001	1,178,384	9.7010 to 9.7249	11,446,860	-	1.15 to 1.85	(2.99) to (2.75)
Utilities S Class (a)
December 31, 2001	605,177	8.9110 to 8.9330	5,400,088	-	1.15 to 1.85	(10.89) to (10.67)
Emerging Growth S Class (a)
December 31, 2001	526,836	9.6936 to 9.7174	5,113,096	-	1.15 to 1.85	(3.06) to (2.83)
Total Return S Class (a)
December 31, 2001	3,047,596	9.9469 to 9.9714	30,354,276	-	1.15 to 1.85	(0.53) to (0.29)
Government Securities S Class (a)
December 31, 2001	2,355,604	10.0990 to 10.1238	23,818,975	-	1.15 to 1.85	0.99 to 1.24
Massachusetts Investors Trust S
Class (a)
December 31, 2001	1,960,395	9.6506 to 9.6760	18,941,390	-	1.15 to 1.85	(3.49) to (3.26)
International Investors
Trust S Class (a)
December 31, 2001	45,114	9.3555 to 9.3785	422,349	-	1.15 to 1.85	(6.45) to (6.21)
International Investors Trust Series
December 31, 2001	5,653,736	8.0095 to 12.3381	61,526,355	1.98	1.15 to 1.85	(16.17) to (15.56)

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(7) Financial Highlights - continued
	At December 31,			For the year ended December 31,
	Units	Unit Fair Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***

Massachusetts Investors Growth
Stock Series
December 31, 2001	82,854,696	$6.4040 to $11.0839	$733,044,616	0.11%	1.00% to 1.85%	(26.30)% to (25.65)%
Massachusetts Investors Trust Series
December 31, 2001	114,934,813	7.9158 to 27.5009	1,672,347,859	0.81	1.00 to 1.85	(17.30) to (16.58)
Money Market S Class (a)
December 31, 2001	2,033,294	10.0094 to 10.0340	20,484,394	0.52	1.15 to 1.85	0.09 to 0.34
Money Market Series
December 31, 2001	53,824,814	10.2809 to 15.0699	654,496,482	3.49	1.00 to 1.85	1.85 to 2.74
Managed Sectors S Class (a)
December 31, 2001	78,580	9.6140 to 9.6377	756,187	-	1.15 to 1.85	(3.86) to (2.00)
Managed Sectors Series
December 31, 2001	18,605,449	5.2351 to 27.4680	262,609,717	-	1.15 to 1.85	(36.72) to (36.26)
Value S Class (a)
December 31, 2001	1,683,747	9.7757 to 9.8015	16,478,083	-	1.10 to 1.85	(2.24) to (1.98)
Value Series
December 31, 2001	23,493,630	9.6370 to 13.2508	283,811,117	0.50	1.00 to 1.85	(9.21) to (8.42)
New Discovery Series
December 31, 2001	20,720,859	8.0117 to 15.5437	238,495,660	-	1.00 to 1.85	(6.88) to (6.20)
Research S Class (a)
December 31, 2001	322,046	9.6300 to 9.6554	3,105,571	-	1.10 to 1.85	(3.70) to (3.45)
Research Series
December 31, 2001	52,722,243	6.5771 to 21.2818	797,021,574	0.03	1.15 to 1.85	(22.86) to (22.29)
Research Growth and
Income S Class (a)
December 31, 2001	317,814	9.9056 to 9.9300	3,151,992	-	1.10 to 1.85	(0.94) to (0.70)
Research Growth and
Income Series
December 31, 2001	8,941,881	8.4599 to 12.5421	92,120,442	0.43	1.15 to 1.85	(12.56) to (11.92)
Research International S Class (a)
December 31, 2001	269,147	9.4009 to 9.4240	2,533,532	-	1.15 to 1.85	(5.99) to (5.76)
Research International Series
December 31, 2001	9,379,991	7.2078 to 12.4795	79,918,982	0.83	1.15 to 1.85	(19.29) to (18.70)
Strategic Growth S Class (a)
December 31, 2001	174,242	9.7238 to 9.7478	1,985,914	-	1.15 to 1.85	(2.76) to (2.52)
Strategic Growth Series
December 31, 2001	10,790,691	6.1712 to 9.7341	73,896,639	-	1.00 to 1.85	(26.04) to (25.39)
Strategic Income S Class (a)
December 31, 2001	256,166	10.0643 to 10.0890	2,581,663	-	1.15 to 1.85	0.64 to 0.89

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(7) Financial Highlights - continued
	At December 31,			For the year ended December 31,
	Units	Unit Fair Value lowest to highest	Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**	Total Return lowest to highest***

Strategic Income Series
December 31, 2001	4,516,487	$10.1823 to $10.6172	$47,304,649	3.32%	1.00% to 1.85%	1.43% to 17.49%
Technology S Class (a)
December 31, 2001	97,036	9.7162 to 9.7402	943,990	-	1.15 to 1.85	(2.84) to (2.60)
Technology Series
December 31, 2001	7,440,220	4.2737 to 4.6876	33,859,676	0.02	1.00 to 1.85%	(40.00) to (39.48)
Total Return Series
December 31, 2001	92,999,406	10.2447 to 30.7555	1,718,764,462	3.41	1.00 to 1.85	(1.36) to (0.64)
Utilities Series
December 31, 2001	32,768,627	7.2083 to 22.4771	406,075,169	3.81	1.00 to 1.85	(25.72) to (25.18)

* Represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the of the reporting period.

(a) For the period August 27, 2001 (commencement of operations) through December 31, 2001.

Independent Auditors' Report

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta

Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities S Sub-Account, Capital Opportunities Sub-Account, Emerging Growth Sub-Account, Emerging Markets Equity S Sub-Account, Emerging Markets Equity Sub-Account, International Growth Sub-Account, Global Asset Allocation S Sub-Account, Global Asset Allocation Sub-Account, Global Government S Sub-Account, Global Growth S Sub-Account, Global Growth Sub-Account, Global Governments Sub-Account, Government Securities Sub-Account, Global Telecommunications S Sub-Account, Global Total Return S Sub-Account, Global Total Return Sub-Account, Global Telecommunications Sub-Account, High Yield Sub-Account, International Growth S Sub-Account, New Discovery S Sub-Account, Massachusetts Investors Growth Stock S Sub-Account, Mid Cap Growth S Sub-Account, Mid Cap Growth Sub-Account, Bond S Sub-Account, High Yield S Sub-Account, Capital Appreciation S Sub-Account, Utilities S Sub-Account, Emerging Growth S Sub-Account, Total Return S Sub-Account, Government Securities S Sub-Account, Massachusetts Investors Trust S Sub-Account, International Investors Trust S Sub-Account, International Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Massachusetts Investors Trust Sub-Account, Money Market S Sub-Account, Money Market Sub-Account, Managed Sectors S Sub-Account, Managed Sectors Sub-Account, Value S Sub-Account, Value Sub-Account, New Discovery Sub-Account, Research S Sub-Account, Research Sub-Account, Research Growth and Income S Sub-Account, Research Growth and Income Sub-Account, Research International S Sub-Account, Research International Sub-Account, Strategic Growth S Sub-Account, Strategic Growth Sub-Account, Strategic Income S Sub-Account, Strategic Income Sub-Account, Technology S Sub-Account, Technology Sub-Account, Total Return Sub-Account and Utilities Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the ''Sub-Accounts'') as of December 31, 2001, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2001 and 2000. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2001 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 15, 2002